As filed with the Securities and Exchange Commission on February 25, 1997.

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                  ------------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 ( X )

                      Post-Effective Amendment No. 30 ( X )

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                  OF 1940 ( X )

                             Amendment No. 32 ( X )

                        (Check appropriate box or boxes)

                                   ----------

                               GOLDMAN SACHS TRUST
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                          Chicago, Illinois 60606-6303

                    (Address of principal executive offices)

                         Registrant's Telephone Number,
                        including Area Code 312-993-4400

                                  ------------

Michael J. Richman, Esq.                                 Copies to:
Goldman, Sachs & Co.                                     Pamela J. Wilson, Esq.
85 Broad Street - 12th Floor                             Hale and Dorr
New York, New York 10004                                 60 State Street
                                                         Boston, MA 02109
(Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)

( ) immediately upon filing pursuant to paragraph (b)
    (X) on February 28, 1997 pursuant to paragraph (b)
( ) 60 days after filing pursuant to paragraph (a)(1)
( ) On (date)pursuant to paragraph (a)(1)
    ( ) 75 days after filing pursuant to paragraph (a)(2)
( ) On (date) pursuant to paragraph (a)(2) of rule 485.

                                 ------------


Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2. On December 20, 1996, Registrant filed a Rule 24f-2 notice for its fiscal year ended October 31, 1996.

------------------------------------------------------------------------------

                              GOLDMAN SACHS TRUST

                             Institutional Shares

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                    CAPTION
------                                    -------

1.          Cover Page                    Cover Page

2.          Synopsis                      Fund Highlights

3.          Condensed Financial
            Information                   Financial Highlights

4.          General Description           Cover Page; Fund Highlights;
            of Registrant                 Investment Objective and Poli-
                                          cies; Description of Securi-
                                          ties; Risk Factors; Investment
                                          Techniques; Investment Re-
                                          strictions; Portfolio Turn-
                                          over; Reports to Shareholders;
                                          Shares of the Trust; Addition-
                                          al Information

5.          Management of the Fund        Management

6.          Capital Stock and             Dividends; Shares of
            Other Securities              the Trust; Taxation; Addi-
                                          tional Information

7.          Purchase of Securities        Purchase of Institutional
                                          Being Offered Shares; Net Asset Value;
                                          Additional Information

8.          Redemption or                 Redemption of Institutional
            Repurchase                    Shares; Additional Information

9.          Pending Legal                 Not Applicable
            Proceedings

PART B                                    CAPTION
------                                    -------

10.         Cover Page                    Cover Page

11.         Table of Contents             Table of Contents

12.         General Information           Not Applicable
            and History

PART B                                    CAPTION
------                                    -------
13.         Investment Objectives         Investment Objective and Poli-
            and Policies                  cies; Investment Restrictions

14.         Management of the             Management
            Registrant

15.         Control Persons and           Shares of the Trust
            Principal Holders of
            Securities

16.         Investment Advisory           Management
            and Other Services

17.         Brokerage Allocation          Portfolio Transactions
            and Other Securities

18.         Capital Stock and             Shares of the Trust
            Other Securities

19.         Purchase, Redemption          Management; Net Asset Value
            and Pricing of
            Securities Being
            Offered

20.         Tax Status                    Taxation

21.         Underwriters                  Management-Distributor

22.         Calculation of                Performance Information
            Performance Data

23.         Financial Statements          Financial Statements

                             GOLDMAN SACHS TRUST

                            Administration Shares

                               ---------------


                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                    CAPTION
------                                    -------

1.          Cover Page                    Cover Page

2.          Synopsis                      Fund Highlights

3.          Condensed Financial

            Information                   Financial Highlights

4.          General Description           Cover Page; Fund Highlights;
            of Registrant                 Investment Objective and Poli-
                                          cies; Description of Securities;
                                          Risk Factors; Investment Tech-
                                          niques; Investment Restrictions;
                                          Portfolio Turnover; Reports to
                                          Shareholders; Shares of the
                                          Trust; Additional Information

5.          Management of the             Management
            Fund

6.          Capital Stock and             Dividends; Shares of the
            Other Securities              Trust; Taxation; Additional
                                          Information

7.          Purchase of Securities        Purchase of Administration
            Being Offered                 Shares; Net Asset Value;

                                          Additional Information

8.          Redemption or                 Redemption of Administration
            Repurchase                    Shares; Additional Information

9.          Pending Legal                 Not Applicable
            Proceedings

PART B                                    CAPTION
------                                    -------

10.         Cover Page                    Cover Page

11.         Table of Contents             Table of Contents

Part B                                    Caption
______                                    _______

12.         General Information           Not Applicable
            and History

13.         Investment Objectives         Investment Objective and Poliand
            Policies                      cies; Investment Restrictions

14.         Management of the             Management
            Registrant

15.         Control Persons and           Shares of the Trust
            Principal Holders of
            Securities

16.         Investment Advisory           Management
            and Other Services

17.         Brokerage Allocation          Portfolio Transactions
            and Other Securities

18.         Capital Stock and             Shares of the Trust
            Other Securities

19.         Purchase, Redemption          Management; Net Asset Value
            and Pricing of
            Securities Being
            Offered

20.         Tax Status                    Taxation

21.         Underwriters                  Management-Distributor

22.         Calculation of                Performance Information
            Performance Data

23.         Financial Statements          Financial Statements

                             GOLDMAN SACHS TRUST

                              Service Shares

                               ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                    CAPTION
------                                    -------

1.          Cover Page                    Cover Page

2.          Synopsis                      Fund Highlights

3.          Condensed Financial

            Information                   Financial Highlights

4.          General Description           Cover Page; Fund Highlights;
            of Registrant                 Investment Objective and Poli-
                                          cies; Description of Securi-
                                          ties; Risk Factors; Investment
                                          Techniques; Investment
                                          Restrictions; Portfolio Turn-
                                          over; Reports to Shareholders;
                                          Shares of the Trust; Addi-
                                          tional Information

5.          Management of the             Management
            Fund

6.          Capital Stock and             Dividends; Shares of the
            Other Securities              Trust; Taxation; Additional
                                          Information

7.          Purchase of Securities        Purchase of Service
            Being Offered                 Shares; Net Asset Value;
                                          Additional Information

8.          Redemption or                 Redemption of Service
            Repurchase                    Shares; Additional Information

9.          Pending Legal                 Not Applicable
            Proceedings

PART B                                    CAPTION
------                                    -------

10.         Cover Page                    Cover Page

11.         Table of Contents             Table of Contents

12.         General Information           Not Applicable
            and History

13.         Investment Objectives         Investment Objective and Poli-
            and Policies                  cies; Investment Restrictions

14.         Management of the             Management
            Registrant

15.         Control Persons and           Shares of the Trust
            Principal Holders of
            Securities

16.         Investment Advisory           Management
            and Other Services

17.         Brokerage Allocation          Portfolio Transactions
            and Other Securities

18.         Capital Stock and             Shares of the Trust
            Other Securities

19.         Purchase, Redemption          Management; Net Asset Value
            and Pricing of
            Securities Being
            Offered

20.         Tax Status                    Taxation

21.         Underwriters                  Management-Distributor

22.         Calculation of                Performance Information
            Performance Data

23.         Financial Statements          Financial Statements

                             GOLDMAN SACHS TRUST

                          Class A and Class B Shares

                               ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                    CAPTION
------                                    -------

1.          Cover Page                    Cover Page

2.          Synopsis                      Fund Highlights

3.          Condensed Financial

            Information                   Financial Highlights

4.          General Description           Cover Page; Fund Highlights;
            of Registrant                 Investment Objective and Poli-
                                          cies; Description of Securi-
                                          ties; Risk Factors; Investment
                                          Techniques; Investment Re-
                                          strictions; Portfolio Turn-
                                          over; Reports to Shareholders;
                                          Shares of the Trust; Addition-
                                          al Information

5.          Management of the             Management
            Fund

6.          Capital Stock and             Dividends; Shares of the
            Other Securities              Trust; Taxation; Additional
                                          Information

7.          Purchase of Securities        Purchase of Service Shares;
            Being Offered                 Net Asset Value; Additional
                                          Information

8.          Redemption or                 Redemption of Service Shares;
            Repurchase                    Additional Information

9.          Pending Legal                 Not Applicable
            Proceedings

PART B                                    CAPTION
------                                    -------

10.         Cover Page                    Cover Page

11.         Table of Contents             Table of Contents

PART B                                    CAPTION
______                                    _______

12.         General Information           Not Applicable
            and History

13.         Investment Objectives         Investment Objective and Poli-
            and Policies                  cies; Investment Restrictions

14.         Management of the             Management
            Registrant

15.         Control Persons and           Shares of the Trust
            Principal Holders of
            Securities

16.         Investment Advisory           Management
            and Other Services

17.         Brokerage Allocation          Portfolio Transactions
            and Other Securities

18.         Capital Stock and             Shares of the Trust
            Other Securities

19.         Purchase, Redemption          Management; Net Asset Value
            and Pricing of
            Securities Being
            Offered

20.         Tax Status                    Taxation

21.         Underwriters                  Management-Distributor

22.         Calculation of                Performance Information
            Performance Data

23.         Financial Statements          Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST

                      GS ADJUSTABLE RATE GOVERNMENT FUND
                     GOLDMAN SACHS GOVERNMENT INCOME FUND
                      GOLDMAN SACHS MUNICIPAL INCOME FUND
                       GOLDMAN SACHS GLOBAL INCOME FUND

                                CLASS A SHARES
                                CLASS B SHARES

                               ----------------
     SUPPLEMENT DATED FEBRUARY 28, 1997 TO PROSPECTUS DATED MARCH 1, 1996

GS ADJUSTABLE RATE GOVERNMENT FUND
Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Seeks a high level of current income, consistent with safety of principal. The Fund invests primarily in securities, including mortgage-backed securities, issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital. The fund invests primarily in municipal securities.

GOLDMAN SACHS GLOBAL INCOME FUND
Seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.

This Prospectus Supplement and the accompanying Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated February 28, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of the accompanying Prospectus.

The following replaces the Fees and Expenses Table and Financial Highlights and supplements the information under the sections entitled "Management" and "How to Invest" in the accompanying Prospectus:

                               FEES AND EXPENSES


                         ADJUSTABLE
                            RATE       GOVERNMENT             MUNICIPAL              GLOBAL
                         GOVERNMENT      INCOME                INCOME                INCOME
                            FUND          FUND                  FUND                  FUND
                         ----------  ------------------    ------------------    ------------------
                          CLASS A    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                         ----------  -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..     1.5%/1/   4.5%/1/   none        4.5%/1/   none        4.5%/1/   none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............    none      none       none       none       none       none       none
 Maximum Deferred Sales
  Charge................    none/1/   none/1/     5.0%      none/1/     5.0%      none/1/     5.0%
 Redemption Fees/2/.....    none      none       none       none       none       none       none
 Exchange Fees/2/.......    none      none       none       none       none       none       none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of av-
  erage daily net as-
  sets)
 Management Fees
  (including, after
  applicable
  limitations, advisory
  and administration
  fees).................    0.40%     0.25%/4/   0.25%/4/   0.55%      0.55%      0.59%/6/   0.59%/6/
 Distribution (Rule 12b-
  1) Fees (after
  applicable
  limitations)..........    0.00%/3/  0.00%/4/   0.75%      0.00%/5/   0.75%      0.21%/6/   0.75%
 Other Expenses:
  Authorized Dealer
   Service Fees.........    0.25%     0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
  Other Expenses (after
   applicable
   limitations).........    0.05%/3/  0.00%/4/   0.00%/4/   0.05%/5/   0.05%/5/   0.11%/6/   0.11%/6/
                            ----      ----       ----       ----       ----       ----       ----
  TOTAL FUND OPERATING
   EXPENSES (after fee
   and expense
   limitations).........    0.70%/3/  0.50%/4/   1.25%/4/   0.85%/5/   1.60%/5/   1.16%/6/   1.70%/6/
                            ====      ====       ====       ====       ====       ====       ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

  FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
  ----                                          ------ ------- ------- --------
Adjustable Rate Government Fund
  Class A Shares...............................  $22     $37    $ 53     $101
Government Income Fund.........................
  Class A Shares...............................   50      60      72      105
  Class B Shares
   --Assuming complete redemption at end of
    period.....................................   63      70      89      126
   --Assuming no redemption....................   13      40      69      126
Municipal Income Fund
  Class A Shares...............................   53      71      90      145
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   66      80     107      164
   --Assuming no redemption....................   16      50      87      164
Global Income Fund
  Class A Shares...............................   56      80     106      180
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   67      84     112      178
   --Assuming no redemption....................   17      54      92      178

  The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase;
therefore, Class A expenses are used in the hypothetical example after year eight.
--------
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. Except with respect to direct purchases of the Adjustable Rate Government Fund, a contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price".

/2/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Portfolios or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege".

/3/ Based upon estimated amounts for the current fiscal year. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Adjustable Rate Government Fund's "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.25%, 0.36% and 1.01%, respectively. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.00%, 0.30% and 0.70%, respectively.

/4/ Based upon estimated amounts for the current fiscal year, "Management Fees" paid by the Government Income Fund include advisory and administration fees of 0.25% and 0.00%, respectively. The Investment Adviser has voluntarily agreed to limit its advisory and administration fees to such amounts. Without such limitations, advisory and administration fees would be 0.50% and 0.15%, respectively. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit all "Other Expenses" of Government Income Fund (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses). Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Government Income Fund's "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.65%, 0.25%, 0.99% and 1.89%, respectively, in the case of Class A shares, and 0.65%, 0.75%, 0.99% and 2.39%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.25%, 0.00%, 0.25% and 0.50%, respectively in the case of Class A shares, and 0.25%, 0.75%, 0.25% and 1.25%, respectively, in the case of Class B shares.

/5/ Based upon estimated amounts for the current fiscal year, "Management Fees" paid by Municipal Income Fund include advisory and administration fees of 0.40% and 0.15%, respectively. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit certain "Other Expenses" of Municipal Income Fund (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.25%, 0.75% and 1.55%, respectively, in the case of Class A shares, and 0.75%, 0.75% and 2.05%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.55%, 0.00%, 0.30% and 0.85%, respectively in the case of Class A shares, and 0.55%, 0.75%, 0.30% and 1.60%, respectively, in the case of Class B shares.

/6/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15%
 respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. Goldman Sachs voluntarily has agreed to limit its distribution fee attributable to Class A shares of the Fund to 0.21%. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding transfer agency fees (estimated to be 0.05% of average daily net assets), advisory, subadvisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.90%, 0.25%, 0.49% and 1.64%, respectively, in the case of Class A shares, and 0.90%, 0.75%, 0.49% and 2.14%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.59%, 0.21%, 0.36% and 1.16%, respectively, in the case of Class A shares, and 0.59%, 0.75%, 0.36% and 1.70%, respectively, in the case of Class B shares.

  The information with respect to the Adjustable Rate Government Fund set forth in the foregoing table and hypothetical example relates only to its Class A shares (the Fund does not offer Class B shares). The Adjustable Rate Government Fund and Global Income Fund, but not the other Funds, also offer Institutional Shares and Service Shares and the Adjustable Rate Government Fund, but not the other Funds, also offers Administration Shares, Institutional, Administration and Service Shares are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services than Class A shares and Class B shares. Information regarding Institutional, Administration and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s rules regarding investment companies.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator".

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1996, (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ------------------------------------------------
                                           NET
                                         REALIZED         NET
                                           AND         REALIZED
                                        UNREALIZED        AND
                                       GAIN (LOSS)    UNREALIZED
                                            ON        GAIN (LOSS)   TOTAL
                     NET               INVESTMENT,    ON FOREIGN    INCOME
                    ASSET     NET         OPTION       CURRENCY     (LOSS)
                  VALUE AT  INVEST-        AND          RELATED      FROM
                  BEGINNING  MENT        FUTURES        TRANS-    INVESTMENT
                  OF PERIOD INCOME     TRANSACTIONS     ACTIONS   OPERATIONS
----------------------------------------------------------------------------
                               GS ADJUSTABLE RATE GOVERNMENT FUND
----------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
tional Shares...    $9.77   $0.5759(j)   $0.0772(j)       --       $0.6531
1996-Administra-
tion Shares.....     9.77    0.5489(j)    0.0797(j)       --        0.6286
1996-Class A
Shares..........     9.77    0.5481(j)    0.0806(j)       --        0.6287
1995-Institu-
tional Shares...     9.74    0.5630(j)    0.0717(j)       --        0.6347
1995-Administra-
tion Shares.....     9.74    0.5366(j)    0.0737(j)       --        0.6103
1995-Class A
Shares(i).......     9.79    0.2721(j)   (0.0090)(j)      --        0.2631
1994-Institu-
tional Shares...    10.00    0.4341(j)   (0.2455)(j)      --        0.1886
1994-Administra-
tion Shares.....    10.00    0.4211(j)   (0.2572)(j)      --        0.1639
1993-Institu-
tional Shares...    10.04    0.4397      (0.0376)(h)      --        0.4021
1993-Administra-
tion Shares(i)..    10.02    0.2146      (0.0173)(h)      --        0.1973
1992-Institu-
tional Shares...    10.03    0.5599      (0.0029)(h)      --        0.5570

FOR THE PERIOD JULY 17, 1991(D) THROUGH OCTOBER 31,
--------------------------------------------------
1991-Institu-
tional Shares...    10.00    0.1531       0.0322(h)       --        0.1853

                                    DISTRIBUTIONS TO SHAREHOLDERS
                  -------------------------------------------------------------------
                                                    IN EXCESS
                              FROM NET                OF NET
                              REALIZED               REALIZED
                              GAIN ON       IN       GAIN ON
                    FROM    INVESTMENT,   EXCESS   INVESTMENT,
                    NET        OPTION     OF NET      OPTION     FROM       TOTAL
                  INVEST-       AND      INVEST-       AND       PAID   DISTRIBUTIONS
                    MENT      FUTURES      MENT      FUTURES      IN         TO
                   INCOME   TRANSACTIONS  INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
-------------------------------------------------------------------------------------
                                  GS ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
tional Shares...  $(0.5725)      --      $(0.0206)      --        --      $(0.5931)
1996-Administra-
tion Shares.....   (0.5489)      --       (0.0198)      --        --       (0.5687)
1996-Class A
Shares..........   (0.5489)      --       (0.0198)      --        --       (0.5687)
1995-Institu-
tional Shares...   (0.5759)      --       (0.0287)      --        --       (0.6046)
1995-Administra-
tion Shares.....   (0.5528)      --       (0.0275)      --        --       (0.5803)
1995-Class A
Shares(i).......   (0.2697)      --       (0.0134)      --        --       (0.2831)
1994-Institu-
tional Shares...   (0.4486)      --         --          --        --       (0.4486)
1994-Administra-
tion Shares.....   (0.4239)      --         --          --        --       (0.4239)
1993-Institu-
tional Shares...   (0.4397)      --       (0.0024)      --        --       (0.4421)
1993-Administra-
tion Shares(i)..   (0.2146)      --       (0.0027)      --        --       (0.2173)
1992-Institu-
tional Shares...   (0.5470)      --         --          --        --       (0.5470)

FOR THE PERIOD JULY 17, 1991(D) THROUGH OCTOBER 31,
----------------------------
1991-Institu-
tional Shares...   (0.1553)      --         --          --        --       (0.1553)

                                                                                                RATIOS ASSUMING
                                                                                                 NO VOLUNTARY
                                                                                               WAIVER OF FEES OR
                                                                                                    EXPENSE
                                                                                                  LIMITATIONS
                                                                                             ---------------------
                                                            RATIO OF
                                                               NET                                       RATIO OF
                                                             INVEST-                                       NET
                     NET                                      MENT                    NET                INVEST-
                   INCREASE    NET                RATIO OF   INCOME                 ASSETS                 MENT
                  (DECREASE)  ASSET                 NET     (LOSS) TO               AT END    RATIO OF    INCOME
                    IN NET   VALUE AT             EXPENSES   AVERAGE   PORTFOLIO      OF      EXPENSES  (LOSS) TO
                    ASSET     END OF    TOTAL    TO AVERAGE    NET     TURNOVER     PERIOD   TO AVERAGE  AVERAGE
                    VALUE     PERIOD  RETURN(B)  NET ASSETS  ASSETS     RATE(H)    (IN 000S) NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------
                                                           GS ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
tional Shares...   $0.0600    $9.83     6.86%       0.45%     5.85%      52.36%     $613,149    0.51%      5.79%
1996-Administra-
tion Shares.....    0.0600     9.83     6.60        0.70      5.59       52.36         3,792    0.76       5.53
1996-Class A
Shares..........    0.0600     9.83     6.60        0.70      5.59       52.36        10,728    1.01       5.28
1995-Institu-
tional Shares...    0.0301     9.77     6.75        0.46      5.77       24.12       657,358    0.53       5.70
1995-Administra-
tion Shares.....    0.0300     9.77     6.48        0.71      5.50       24.12         3,572    0.78       5.43
1995-Class A
Shares(i).......   (0.0200)    9.77     2.74(g)     0.69(e)   5.87(e)    24.12        15,203    1.01(e)    5.55(e)
1994-Institu-
tional Shares...   (0.2600)    9.74     1.88        0.46      4.38       37.81       942,523    0.49       4.35
1994-Administra-
tion Shares.....   (0.2600)    9.74     1.63        0.71      4.27       37.81         6,960    0.74       4.24
1993-Institu-
tional Shares...   (0.0400)   10.00     4.13        0.45      4.36      103.74     2,760,871    0.48       4.33
1993-Administra-
tion Shares(i)..   (0.0200)   10.00     2.01(g)     0.70(e)   3.81(e)   103.74         5,326    0.73(e)    3.78(e)
1992-Institu-
tional Shares...    0.0100    10.04     6.12        0.42      5.61      286.40     2,145,064    0.55       5.48

FOR THE PERIOD JULY 17, 1991(D) THROUGH OCTOBER 31,
--------------------------------------------------
1991-Institu-
tional Shares...    0.0300    10.03     2.14(g)     0.20(e)   7.31(e)   145.67(e)    239,642    1.02(e)    6.49(e)

                           INCOME (LOSS) FROM INVESTMENT OPERATIONS(A)
                           -------------------------------------------
                                       NET
                                     REALIZED       NET
                                       AND       REALIZED
                                    UNREALIZED      AND
                                   GAIN (LOSS)  UNREALIZED
                    NET                 ON      GAIN (LOSS)   TOTAL
                   ASSET           INVESTMENT,  ON FOREIGN    INCOME
                 VALUE AT    NET      OPTION     CURRENCY     (LOSS)
                 BEGINNING INVEST-     AND        RELATED      FROM
                    OF      MENT     FUTURES      TRANS-    INVESTMENT
                  PERIOD   INCOME  TRANSACTIONS   ACTIONS   OPERATIONS
----------------------------------------------------------------------
                              GOVERNMENT INCOME FUND
----------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........  $14.47    $0.92     $(0.11)        --       $ 0.81
1996-Class B
shares(c).......   14.11     0.41       0.26         --         0.67
1995-Class A
shares..........   13.47     0.94       1.00         --         1.94
1994-Class A
shares..........   14.90     0.85      (1.28)        --        (0.43)

FOR THE PERIOD FEBRUARY 10, 1993(D) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........   14.32     0.56       0.58         --         1.14

                            GLOBAL INCOME FUND
---------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........  $14.45    $0.71     $ 0.62       $0.18      $ 1.51
1996-Class B
shares(c).......   14.03     0.34       0.41        0.11        0.86
1996-
Institutional
shares..........   14.45     1.15       0.32        0.10        1.57
1995-Class A
shares..........   13.43     0.89       0.92        0.15        1.96
1995-
Institutional
shares(f).......   14.09     0.22       0.34        0.06        0.62
1994-Class A
shares..........   15.07     0.84      (1.37)      (0.12)      (0.65)
1993-Class A
shares..........   14.69     0.85       1.07       (0.42)       1.50
1992-Class A
shares..........   14.60     1.14       0.45       (0.36)       1.23

FOR THE PERIOD AUGUST 2, 1991(D)THROUGH OCTOBER 31,
---------------------------------------------------
1991-Class A
shares..........   14.55     0.25       0.23       (0.19)       0.29

                                 DISTRIBUTIONS TO SHAREHOLDERS
                 ---------------------------------------------------------------
                                                IN EXCESS
                            FROM NET              OF NET
                            REALIZED             REALIZED
                            GAIN ON      IN      GAIN ON
                  FROM    INVESTMENT,  EXCESS  INVESTMENT,             TOTAL
                   NET       OPTION    OF NET     OPTION     FROM     DISTRI-
                 INVEST-      AND      INVEST-     AND       PAID     BUTIONS
                  MENT      FUTURES     MENT     FUTURES      IN         TO
                 INCOME   TRANSACTIONS INCOME  TRANSACTIONS CAPITAL SHAREHOLDERS
--------------------------------------------------------------------------------
                                     GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares.......... $(0.92)       --         --        --         --      $(0.92)
1996-Class B
shares(c).......  (0.41)       --         --        --         --       (0.41)
1995-Class A
shares..........  (0.94)       --         --        --         --       (0.94)
1994-Class A
shares..........  (0.85)     (0.12)     (0.02)    (0.01)       --       (1.00)

FOR THE PERIOD FEBRUARY 10, 1993(D) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........  (0.56)       --         --        --         --       (0.56)

                                  GLOBAL INCOME FUND
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares.......... $(1.43)       --         --        --         --      $(1.43)
1996-Class B
shares(c).......  (0.36)       --         --        --         --       (0.36)
1996-
Institutional
shares..........  (1.50)       --         --        --         --       (1.50)
1995-Class A
shares..........  (0.94)       --         --        --         --       (0.94)
1995-
Institutional
shares(f).......  (0.26)       --         --        --         --       (0.26)
1994-Class A
shares..........  (0.22)     (0.16)       --        --       (0.61)     (0.99)
1993-Class A
shares..........  (0.85)     (0.27)       --        --         --       (1.12)
1992-Class A
shares..........  (1.14)       --         --        --         --       (1.14)

FOR THE PERIOD AUGUST 2, 1991(D)THROUGH OCTOBER 31,
---------------------------------------------------
1991-Class A
shares..........  (0.24)       --         --        --         --       (0.24)

                                                                                                  RATIOS ASSUMING
                                                                                                   NO VOLUNTARY
                                                                                                 WAIVER OF FEES OR
                                                                                                      EXPENSE
                                                                                                    LIMITATIONS
                                                                                               ----------------------
                                                             RATIO OF
                                                               NET                                          RATIO OF
                                                             INVEST-                                          NET
                    NET                                        MENT                     NET                 INVEST-
                  INCREASE    NET                 RATIO OF    INCOME                  ASSETS                  MENT
                 (DECREASE)  ASSET                  NET         TO                    AT END    RATIO OF     INCOME
                   IN NET   VALUE AT              EXPENSES   AVERAGE    PORTFOLIO       OF      EXPENSES       TO
                   ASSET     END OF    TOTAL     TO AVERAGE    NET      TURNOVER      PERIOD   TO AVERAGE   AVERAGE
                   VALUE     PERIOD  RETURN(B)   NET ASSETS   ASSETS     RATE(H)     (IN 000S) NET ASSETS  NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                                                      GOVERNMENT INCOME FUND
---------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $(0.11)   $14.36     5.80%        0.50%      6.42%     485.09%    $ 30,603      1.89%       5.03%
1996-Class B
shares(c).......     0.26     14.37     4.85(g)      1.25(e)    5.65(e)   485.09          234      2.39(e)     4.51(e)
1995-Class A
shares..........     1.00     14.47    14.90         0.47       6.67      449.53       29,503      2.34        4.80
1994-Class A
shares..........    (1.43)    13.47    (2.98)        0.11       6.06      654.90       14,452      2.86        3.31

FOR THE PERIOD FEBRUARY 10, 1993(D) THROUGH OCTOBER 31,
-------------------------------------------------------
1993-Class A
shares..........     0.58     14.90   8.03(g)      0.00(e)    4.87(e)   725.41(g)      12,860    4.00(e)     0.87(e)

                                                       GLOBAL INCOME FUND
---------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $ 0.08    $14.53    11.05         1.16       5.81      232.15     $198,665      1.64        5.33
1996-Class B
shares(c).......     0.50     14.53     6.24(g)      1.70(e)    5.16(e)   232.15          256      2.14(e)     4.72(e)
1996-
Institutional
shares..........     0.07     14.52    11.55         0.65       6.35      232.15       54,254      1.11        5.89
1995-Class A
shares..........     1.02     14.45    15.08         1.29       6.23      265.86      245,835      1.58        5.94
1995-
Institutional
shares(f).......     0.36     14.45     4.42(g)      0.65(e)    6.01(e)   265.86       31,619      1.08(e)     5.58(e)
1994-Class A
shares..........    (1.64)    13.43    (4.49)        1.28       5.73      343.74      396,584      1.53        5.48
1993-Class A
shares..........     0.38     15.07    10.75         1.30       5.78      313.88      675,662      1.55        5.53
1992-Class A
shares..........     0.09     14.69     8.77         1.37       7.85      270.75      588,893      1.62        7.60

FOR THE PERIOD AUGUST 2, 1991(D)THROUGH OCTOBER 31,
---------------------------------------------------
1991-Class A
shares..........     0.05     14.60     2.00         0.38(g)    1.72(g)    34.22(g)   388,744      0.44(g)     1.66(g)

                           INCOME (LOSS) FROM INVESTMENT OPERATIONS(A)
                           -------------------------------------------
                                       NET
                                     REALIZED       NET
                                       AND       REALIZED
                                    UNREALIZED      AND
                                   GAIN (LOSS)  UNREALIZED
                    NET                 ON      GAIN (LOSS)   TOTAL
                   ASSET           INVESTMENT,  ON FOREIGN    INCOME
                 VALUE AT    NET      OPTION     CURRENCY     (LOSS)
                 BEGINNING INVEST-     AND        RELATED      FROM
                    OF      MENT     FUTURES      TRANS-    INVESTMENT
                  PERIOD   INCOME  TRANSACTIONS   ACTIONS   OPERATIONS
----------------------------------------------------------------------
                                  MUNICIPAL INCOME FUND
----------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........  $14.17    $0.65     $ 0.20        --        $ 0.85
1996-Class B
shares(c).......   14.03     0.27       0.34        --          0.61
1995-Class A
shares..........   13.08     0.67       1.09        --          1.76
1994-Class A
shares..........   14.64     0.73      (1.51)       --         (0.78)

FOR THE PERIOD JULY 20, 1993(D)THROUGH OCTOBER 31,
-------------------------------------------------
1993-Class A
shares..........   14.32     0.22       0.32        --          0.54

                                 DISTRIBUTIONS TO SHAREHOLDERS
                 ---------------------------------------------------------------
                                                IN EXCESS
                            FROM NET              OF NET
                            REALIZED             REALIZED
                            GAIN ON      IN      GAIN ON
                  FROM    INVESTMENT,  EXCESS  INVESTMENT,             TOTAL
                   NET       OPTION    OF NET     OPTION     FROM     DISTRI-
                 INVEST-      AND      INVEST-     AND       PAID     BUTIONS
                  MENT      FUTURES     MENT     FUTURES      IN         TO
                 INCOME   TRANSACTIONS INCOME  TRANSACTIONS CAPITAL SHAREHOLDERS
--------------------------------------------------------------------------------
                                      MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares.......... $(0.65)       --        --        --         --       $(0.65)
1996-Class B
shares(c).......  (0.27)       --        --        --         --        (0.27)
1995-Class A
shares..........  (0.67)       --        --        --         --        (0.67)
1994-Class A
shares..........  (0.73)     (0.05)      --        --         --        (0.78)

FOR THE PERIOD JULY 20, 1993(D)THROUGH OCTOBER 31,
--------------------------------------------------
1993-Class A
shares..........  (0.22)       --        --        --         --        (0.22)

                                                                                              RATIOS ASSUMING
                                                                                               NO VOLUNTARY
                                                                                             WAIVER OF FEES OR
                                                                                                  EXPENSE
                                                                                                LIMITATIONS
                                                                                           ---------------------
                                                           RATIO OF
                                                             NET                                       RATIO OF
                                                           INVEST-                                       NET
                    NET                                      MENT                   NET                INVEST-
                  INCREASE    NET                RATIO OF   INCOME                ASSETS                 MENT
                 (DECREASE)  ASSET                 NET        TO                  AT END    RATIO OF    INCOME
                   IN NET   VALUE AT             EXPENSES  AVERAGE   PORTFOLIO      OF      EXPENSES      TO
                   ASSET     END OF    TOTAL    TO AVERAGE   NET     TURNOVER     PERIOD   TO AVERAGE  AVERAGE
                   VALUE     PERIOD  RETURN(B)  NET ASSETS  ASSETS    RATE(H)    (IN 000S) NET ASSETS NET ASSETS
----------------------------------------------------------------------------------------------------------------
                                                  MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $ 0.20    $14.37     6.13%      0.85%     4.58%    344.13%     $52,267     1.55%      3.88%
1996-Class B
shares(c).......     0.34     14.37     4.40(g)    1.60(e)   3.55(e)  344.13          255     2.05(e)    3.10(e)
1995-Class A
shares..........     1.09     14.17    13.79       0.76      4.93     335.55       53,797     1.49       4.20
1994-Class A
shares..........    (1.56)    13.08    (5.51)      0.45      5.28     357.54       47,373     1.55       4.18

FOR THE PERIOD JULY 20, 1993(D)THROUGH OCTOBER 31,
--------------------------------------------------
1993-Class A
shares..........     0.32     14.64     3.73(g)    0.00(e)   5.15(e)   99.99(g)    30,166     2.42(e)    2.73(e)

----
(a)Includes the balancing effect of calculating per share amounts.
(b)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B shares were taken into account.
(c)Class B shares commenced operations on May 1, 1996.
(d)Commencement of operations.
(e)Annualized.
(f)Institutional shares commenced operations on June 1, 1995.
(g)Not annualized.
(h)Includes the effect of mortgage dollar roll transactions for the GS Adjustable Rate Government and the Government Income Funds.
(i)Administration and Class A share activity commenced operations on April 15, 1993 and May 15, 1995, respectively.
(j)Calculated based on average shares outstanding methodology.

  The following is added under the caption "Management--Investment Advisors, Subadviser and Administrator".

    For the fiscal year ended October 31, 1996, GS Adjustable Rate Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs Global Income Fund, paid advisory (including subadvisory in the case of Global Income Fund) fees at the rate of 0.40%, 0.25%, 0.40% and 0.44%, respectively, of average daily net assets. For the fiscal year ended October 31, 1996, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, and Goldman Sachs Global Income Fund, paid administration fees at the rate of 0.00%, 0.15% and 0.15%, respectively, of average daily net assets.

    MUNICIPAL INCOME FUND. The Fund's portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM"s municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in the Goldman Sachs Municipal Finance Department.

  Under "Factors to Consider in Choosing Class A or Class B Shares" on page 30 the following is added as the last sentence in the paragraph:

    There is a maximum purchase limitation of $250,000 in the aggregate on each purchase of Class B shares.

  Under "Offering Price--Class A Shares" on page 32 the following is added to the second footnote:

    Goldman Sachs may also pay, with respect to all or a portion of the assets, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $1 million or more by plans or "wrap" accounts satisfying the criteria set forth in (h) or (j) below. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described in the Prospectus, of 1.00% will be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

    The following supplements the information appearing under the sections "Offering Price--Class A Shares" and "Offering Price--Class B Shares" on pages 32 and 34, respectively:

    The entire amount of the sales charge attributable to Class A shares will be reallowed to Authorized Dealers and an additional commission equal to 0.50% of the amount invested in Class B shares will be paid to Authorized Dealers during the period January 1, 1997 through April 15, 1997 if such shares are purchased through any individual Retirement Account (IRA), including self-directed IRAs.

  The first full paragraph on page 33 is revised as follows:

    (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion;

    (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (i) buy shares costing $500,000 or more, or
  (ii) have at the time of purchase, 100 or more eligible participants, or
  (iii) certify that they project to have annual plan purchases of $200,000 or more, or (iv) are provided administrative services by a third party administrator that in the aggregate satisfies (i) or (iii) above;

    (k) registered investment advisers investing for accounts for which they receive asset-based fees;

    and (m) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Portfolios and reinvesting such proceeds in a Goldman Sachs IRA.

  Under "Waiver or Reduction of Contingent Deferred Sales Charge" on page 35 current language is revised as follows:

    The CDSC on Class B shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"), (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Portfolios which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A and Class B shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your Class B shares and 10% of the value of your Class A shares.

  The following is added under the caption "Distribution and Authorized Dealer Service Plans".

    Under the Class A Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on annual basis, to 0.25% of a Fund's average daily net assets attributable to Class A shares of such Fund. For the period ended October 31, 1996, Goldman Sachs has voluntarily agreed to waive the entire amount of its quarterly fee under the Class A Distribution Plan for the Adjustable Rate Government, Government Income and Municipal Income Funds and to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of the Global Income Fund.

    Under the Class B Distribution Plan, Goldman Sachs is entitled to a quarterly fee from the Government Income, Municipal Income and Global Income Funds for distribution services equal, on an annual basis, to 0.75% of a Fund's average daily net assets attributable to Class B shares of such Fund. For the period ended October 31, 1996, each Fund paid Goldman Sachs a fee at the foregoing rate.

    Each Fund pays a fee under its Class A or Class B Authorized Dealer Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A or Class B shares. For the period ended October 31, 1996, each Fund paid Authorized Dealer Service Fees at the foregoing rate for each Fund's Class A and Class B shares.

  The following is added under the caption "Shares of the Trust".

    At a shareholders meeting called for April 1, 1997, shareholders of each Fund as of January 31, 1997 will consider a proposal to reorganize the Funds into series of a Delaware business trust. The above description regarding shares of the Funds applies equally to shares of a Delaware business trust except that, under Delaware law, shareholders of a Delaware business trust are not personally liable as partners for the obligations of the Delaware business trust.

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996


        TABLE OF CONTENTS

                                        PAGE                               GOLDMAN SACHS TRUST
                                        ----                              CLASS A AND B SHARES
Fund Highlights........................   1                      GS ADJUSTABLE RATE GOVERNMENT FUND
Fees and Expenses......................   5
Financial Highlights...................   8                          Seeks a high level of current income,
Investment Objectives and Policies.....  10                          consistent with low volatility of prin-
Description of Securities..............  13                          cipal. The Fund invests primarily in ad-
Risk Factors...........................  19                          justable rate mortgage pass-through se-
Investment Techniques..................  21                          curities and other mortgage securities
Investment Restrictions................  24                          with periodic interest rate resets,
Portfolio Turnover.....................  25                          which are issued or guaranteed by the
Management.............................  25                          U.S. Government, its agencies, instru-
Reports to Shareholders................  29                          mentalities or sponsored enterprises.
How to Invest..........................  30
Shareholder Services Available to                                  GOLDMAN SACHS GOVERNMENT INCOME FUND
 Shareholders..........................  35
Distribution and Authorized Dealer                                   Seeks a high level of current income,
 Service Plans.........................  38                          consistent with safety of principal. The
How to Sell Shares of the Funds........  39                          Fund invests primarily in securities,
Dividends..............................  41                          including mortgage-backed securities,
Net Asset Value........................  42                          issued or guaranteed by the U.S. Govern-
Performance Information................  42                          ment, its agencies, instrumentalities or
Shares of the Trust....................  43                          sponsored enterprises.
Taxation...............................  44
Additional Information.................  45                        GOLDMAN SACHS MUNICIPAL INCOME FUND
Appendix...............................  46
Account Application                                                  Seeks a high level of current income
                                                                     that is exempt from regular federal in-
                                                                     come tax, consistent with preservation
                                                                     of capital. The Fund invests primarily
                                                                     in municipal securities.

                                                                   GOLDMAN SACHS GLOBAL INCOME FUND

                                                                     Seeks a high total return, emphasizing
                                                                     current income and, to a lesser extent,
                                                                     providing opportunities for capital ap-
                                                                     preciation. The Fund invests primarily
                                                                     in a portfolio of high quality fixed in-
                                                                     come securities of U.S. and foreign is-
                                                                     suers and foreign currencies.

                                  ----------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                       (continued on next page)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  THE GLOBAL INCOME FUND INVESTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES. THE GLOBAL INCOME FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH ITS INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES".

  THE ADJUSTABLE RATE GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUE AND YIELD ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government Fund. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser and administrator to the Government Income, Municipal Income and Global Income Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as subadviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser". Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1996, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

--------------------------------------------------------------------------------

                          ADJUSTABLE RATE      GOVERNMENT       MUNICIPAL INCOME    GLOBAL INCOME
                         GOVERNMENT  FUND      INCOME FUND            FUND              FUND
                         ----------------- -------------------  ----------------  ----------------
  INVESTMENT OBJECTIVES  A high level of    A high level of                       A high total
                         current income,    current income,     A high level of   return,
                         consistent with    consistent with     current income    emphasizing
                         low volatility of  safety of           that is exempt    current income
                         principal.         principal.          from regular      and, to a lesser
                                                                federal income    extent,
                                                                tax, consistent   providing
                                                                with              opportunities
                                                                preservation of   for capital
                                                                capital.          appreciation.
 -------------------------------------------------------------------------------------------------
  DURATION               Target = 6-month   Target = Lehman     Target = Lehman   Target = J.P.
                         to                 Brothers Mutual     Brothers 15-year  Morgan Global
                         1-year U.S.        Fund                Municipal Bond    Government Bond
                         Treasury Security  Government/Mortgage Index plus or     Index (hedged)
                                            Index plus or minus minus 1 year      plus or minus
                                            1 year                                2.5 years
                         Maximum = 2 years  Maximum = 6 years   Maximum = 12      Maximum = 7.5
                                                                     years        years
 -------------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST   9-month note       5-year bond         15-year bond      6-year bond
   RATE SENSITIVITY
 -------------------------------------------------------------------------------------------------
  INVESTMENT SECTOR      At least 65% of    At least 65% of     At least 80% of   Securities of
                         assets in          assets in U.S.      net assets in     U.S. and foreign
                         securities issued  Government          Municipal         governments and
                         or guaranteed by   Securities,         Securities.       corporations.
                         the U.S.           including mortgage-
                         Government, its    backed U.S.
                         agencies,          Government
                         instrumentalities  Securities.
                         or sponsored
                         enterprises
                         ("U.S. Government
                         Securities") that
                         are adjustable
                         rate mortgage
                         pass-through
                         securities and
                         other mortgage
                         securities with
                         periodic interest
                         rate resets.

                      ADJUSTABLE RATE     GOVERNMENT     MUNICIPAL INCOME    GLOBAL INCOME
                     GOVERNMENT  FUND     INCOME FUND          FUND              FUND
                     ----------------  ----------------  ----------------  ----------------
  CREDIT QUALITY     U.S. Government   U.S. Government   Minimum =         Minimum = AA/Aa
                     Securities        Securities and    BBB/Baa Average   or A if
                                       non-U.S.          = AA/Aa           sovereign issuer
                                       Government                          At least 50% =
                                       Securities rated                    AAA/Aaa
                                       AAA/Aaa
 ------------------------------------------------------------------------------------------
  OTHER INVESTMENTS  Fixed rate        Non-government    U.S. Government   Mortgage and
                     mortgage pass-    mortgage pass-    Securities and    asset backed
                     through           through           repurchase        securities,
                     securities and    securities,       agreements        foreign
                     repurchase        asset-backed      collateralized    currencies and
                     agreements        securities,       by such           repurchase
                     collateralized    corporate fixed   securities.       agreements
                     by U.S.           income                              collateralized
                     Government        securities and                      by U.S.
                     Securities.       repurchase                          Government
                                       agreements                          Securities or
                                       collateralized                      certain foreign
                                       by U.S.                             government
                                       Government                          securities.
                                       Securities.
 ------------------------------------------------------------------------------------------
  BENCHMARK          6-month and 1-    Lehman Brothers   Lehman Brothers
                     year U.S.         Mutual Fund       15- year          JP Morgan Global
                     Treasury          Government/       Municipal Bond    Government Bond
                     security          Mortgage Index    Index             Index (hedged)

--------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Global Income Fund, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

   Non-Diversification. Global Income Fund is a "non-diversified" fund as defined under the Investment Company Act of 1940, as amended (the "Act") and is therefore subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions".

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as the Investment Adviser to the Adjustable Rate Government Fund. Goldman Sachs Asset Management serves as Investment Adviser and administrator to the Global Income, Government Income and Municipal Income Funds. Goldman Sachs Asset Management International serves as subadviser to the Global Income Fund. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

                                                              MINIMUM
                                                    ----------------------------
                                                    INITIAL PURCHASE ADDITIONAL
    TYPE OF PURCHASE                                     AMOUNT      INVESTMENTS
    ----------------                                ---------------- -----------
    Regular Purchases..............................      $1,500          $50
    Tax-Sheltered Retirement Plans.................      $  250          $50
    Automatic Investment Plan......................      $   50          $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 30.

 HOW DO I PURCHASE SHARES?

   You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have sales agreements with Goldman Sachs ("Authorized Dealers"). See "How to Invest" on page 30.

 WHAT ARE MY PURCHASE ALTERNATIVES?

   The Funds (other than Adjustable Rate Government Fund which does not offer Class B shares) offer two classes of shares through this Prospectus which may be purchased at the next determined net asset value ("NAV") plus a sales charge which, depending on the class of shares you choose for investment, may be imposed either at the time of purchase (Class A shares) or on a contingent deferred basis at the time of redemption (Class B shares). Except with respect to the Adjustable Rate Government Fund, direct purchases of $1 million or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

       ADJUSTABLE RATE        MAXIMUM FRONT           MAXIMUM CONTINGENT
       GOVERNMENT FUND       END SALES CHARGE       DEFERRED SALES CHARGE
       ---------------       ----------------       ---------------------
  Class A...................       1.5%                      N/A
    GOVERNMENT INCOME FUND
    MUNICIPAL INCOME FUND
      GLOBAL INCOME FUND
    ----------------------
  Class A...................       4.5%                  (See above)
  Class B...................       N/A        5% declining to 0% after six years

   Over time, the deferred sales charge and distribution fees attributable to Class B shares will exceed the initial sales charge and distribution fees attributable to Class A shares. See "How to Invest--Alternative Purchase Arrangements" on page 30.

 HOW DO I SELL MY SHARES?

   You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                INVESTMENT INCOME
                                                    DIVIDENDS
                                                ------------------ CAPITAL GAINS
     FUND                                       DECLARED    PAID   DISTRIBUTIONS
     ----                                       ------------------ -------------
  Adjustable Rate Government................... Daily     Monthly    Annually
  Government Income............................ Daily     Monthly    Annually
  Municipal Income............................. Daily     Monthly    Annually
  Global Income................................ Monthly   Monthly    Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Portfolios") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio of Goldman Sachs Money Market Trust, if you hold Class A Shares of a Fund, or ILA Class B Units of the Prime Obligations Portfolio, if you hold Class B shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends".

                               FEES AND EXPENSES

                         ADJUSTABLE RATE   GOVERNMENT             MUNICIPAL              GLOBAL
                           GOVERNMENT        INCOME                INCOME                INCOME
                              FUND            FUND                  FUND                  FUND
                         --------------- ------------------    ------------------    ------------------
                             CLASS A     CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                         --------------- -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on Purchases.      1.5%/1/     4.5%/1/    none       4.5%/1/    none       4.5%/1/    none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............      none        none       none       none       none       none       none
  Maximum Deferred Sales
   Charge...............      none/1/     none/1/    5.0%       none/1/    5.0%       none/1/    5.0%
  Redemption Fees/2/....      none        none       none       none       none       none       none
  Exchange Fees/2/......      none        none       none       none       none       none       none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of
  average daily net
  assets)
  Management Fees
   (including, after
   applicable
   limitations, advisory
   and administration
   fees)................      0.40%       0.25%/4/   0.25%/4/   0.55%      0.55%      0.59%/6/   0.59%/6/
  Distribution (Rule
   12b-1) Fees
   (after applicable
   limitations).........      0.00%/3/    0.00%/4/   0.75%      0.00%/5/   0.75%      0.21%/6/   0.75%
  Other Expenses:
   Authorized Dealer
    Service Fees........      0.25%       0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
   Other Expenses (after
    applicable
    limitations)........      0.05%/3/    0.00%/4/   0.00%/4/   0.05%/5/   0.05%/5/   0.11%/6/   0.11%/6/
                              ----        ----       ----       ----       ----       ----       ----
  TOTAL FUND OPERATING
   EXPENSES (AFTER FEE
   AND EXPENSE
   LIMITATIONS).........      0.70%/3/    0.50%/4/   1.25%/4/   0.85%/5/   1.60%/5/   1.16%/6/   1.70%/6/
                              ====        ====       ====       ====       ====       ====       ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                        ------ ------- ------- --------
Adjustable Rate Government Fund
   Class A Shares..............................  $22     $37     $53     $101
Government Income Fund
  Class A Shares...............................   50      60      72      105
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   63      70      89      126
   --Assuming no redemption....................   13      40      69      126
Municipal Income Fund
  Class A Shares...............................   53      71      90      145
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   66      80     107      165
   --Assuming no redemption....................   16      50      87      165

    FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                        ------ ------- ------- --------
Global Income Fund
  Class A Shares...............................  $56     $80    $106     $180
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   67      84     112      192
   --Assuming no redemption....................   17      54      92      192

  The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase;
therefore, Class A expenses are used in the hypothetical example after year eight.
--------
/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. Except with respect to direct purchases of the Adjustable Rate Government Fund, a contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price".

/2/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Portfolios or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege".

/3/ Based upon estimated amounts for the current fiscal year. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Adjustable Rate Government Fund's "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.25%, 0.11% and 1.01%, respectively. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.00%, 0.05% and 0.69%, respectively.

/4/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Government Income Fund include advisory and administration fees of 0.25% and 0.00%, respectively. The Investment Adviser has voluntarily agreed to limit its advisory and administration fees to such amounts. Without such limitations, advisory and administration fees would be 0.50% and 0.15%, respectively. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit all "Other Expenses" of Government Income Fund (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses). Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Government Income Fund's "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.65%, 0.25%, 1.54% and 2.44%, respectively, in the case of Class A shares, and 0.65%, 0.75%, 1.54% and 2.94%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.22%, 0.13%, 0.12% and 0.47%, respectively.

/5/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Municipal Income Fund include advisory and administration fees of 0.40% and 0.15%, respectively. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit certain "Other Expenses" of Municipal Income Fund (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.25%, 0.75% and 1.55%, respectively, in the case of Class A shares, and 0.75%, 0.75% and 2.05%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.46%, 0.14%, 0.16%, and 0.76%, respectively.

/6/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15% respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. Goldman Sachs voluntarily has agreed to limit its distribution fee attributable to Class A shares of the Fund to 0.21%. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding transfer agency fees (estimated to be 0.05% of average daily net assets), advisory, subadvisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.90%, 0.25%, 0.49% and 1.64%, respectively, in the case of Class A shares, and 0.90%, 0.75% , 0.49% and 2.14%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.82%, 0.20%, 0.27%, and 1.29%, respectively.

  The information with respect to the Adjustable Rate Government Fund set forth in the foregoing table and hypothetical example relates only to its Class A shares (the Fund does not offer Class B shares). The Adjustable Rate Government Fund and Global Income Fund, but not the other Funds, also offer Institutional Shares and Service Shares and the Adjustable Rate Government Fund, but not the other Funds, also offers Administration Shares. Institutional, Administration and Service Shares are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services than Class A shares and Class B shares. Information regarding Institutional, Administration and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus. Because of the Distribution Plans, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s rules regarding investment companies.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                                  INCOME (LOSS) FROM INVESTMENT OPERATIONS
                               ---------------------------------------------------
                                            NET REALIZED
                                                AND        NET REALIZED
                                             UNREALIZED        AND
                                            GAIN (LOSS)     UNREALIZED    TOTAL
                                                 ON        GAIN (LOSS)    INCOME
                     NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                     VALUE AT     NET        OPTION AND      CURRENCY      FROM
                     BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                     OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                     --------- ----------   ------------   ------------ ----------
                                   ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
  Shares..........     $9.74    $0.5630(j)    $0.0717 (j)      $--       $0.6347(j)
1995--
Administration
  Shares..........      9.74     0.5366(j)     0.0737 (j)       --        0.6103(j)
1995--Class
  A Shares(h).....      9.79     0.2721(j)    (0.0090)(j)       --        0.2631(j)
1994--Institutional
  Shares..........     10.00     0.4341(j)    (0.2455)(j)       --        0.1886(j)
1994--
Administration
  Shares..........     10.00     0.4211(j)    (0.2572)(j)       --        0.1639(j)
1993--Institutional
  Shares..........     10.04     0.4397       (0.0376)(a)       --        0.4021
1993--
Administration
  Shares(i).......     10.02     0.2146       (0.0173)(a)       --        0.1973
1992--Institutional
  Shares..........     10.03     0.5599       (0.0029)(a)       --        0.5570

FOR THE PERIOD JULY 17, 1991(e) THROUGH OCTOBER 31,
1991--Institutional
  Shares..........     10.00     0.1531        0.0322(a)        --        0.1853

                            GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............       13.47       0.94          1.00 (a)       --          1.94
1994............       14.90       0.85         (1.28)(a)       --         (0.43)

FOR THE PERIOD FEBRUARY 10, 1993(E) THROUGH OCTOBER 31,
1993............       14.32       0.56          0.58(a)        --          1.14


                                          DISTRIBUTIONS TO SHAREHOLDERS
                      ---------------------------------------------------------------------
                                   FROM NET              IN EXCESS OF
                                   REALIZED              NET REALIZED
                                   GAIN ON                 GAIN ON
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                       FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                      INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                        INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                      ---------- ------------ ---------- ------------ ------- -------------
                                          ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
  Shares..........     $(0.5759)    $ --       $(0.0287)    $ --       $--      $(0.6046)
1995--
Administration
  Shares..........      (0.5528)      --        (0.0275)      --        --       (0.5803)
1995--Class
  A Shares(h).....      (0.2697)      --        (0.0134)      --        --       (0.2831)
1994--Institutional
  Shares..........      (0.4486)      --            --        --        --       (0.4486)
1994--
Administration
  Shares..........      (0.4239)      --            --        --        --       (0.4239)
1993--Institutional
  Shares..........      (0.4397)      --        (0.0024)      --        --       (0.4421)
1993--
Administration
  Shares(i).......      (0.2146)      --        (0.0027)      --        --       (0.2173)
1992--Institutional
  Shares..........      (0.5470)      --            --        --        --       (0.5470)
-----------------------------------------------------------------------------------------
FOR THE PERIOD JULY 17, 1991(e) THROUGH OCTOBER 31,
1991--Institutional
  Shares..........      (0.1553)      --            --        --        --       (0.1553)

                            GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............          (0.94)      --            --        --        --         (0.94)
1994............          (0.85)    (0.12)        (0.02)    (0.01)      --         (1.00)
-----------------------------------------------------------------------------------------
FOR THE PERIOD FEBRUARY 10, 1993(e) THROUGH OCTOBER 31,
1993............          (0.56)      --            --        --        --         (0.56)

                                                                                                   RATIOS ASSUMING
                                                                                                 NO VOLUNTARY WAIVER
                                                                                                     OF FEES OR
                                                                                                 EXPENSE LIMITATIONS
                                                                                                 -------------------

                                                                 RATIO OF                                     RATIO OF
                         NET                                        NET                  NET                     NET
                       INCREASE                        RATIO OF  INVESTMENT             ASSETS                INVESTMENT
                      (DECREASE) NET ASSET               NET       INCOME               AT END     RATIO OF    INCOME
                        IN NET   VALUE AT              EXPENSES    (LOSS)   PORTFOLIO     OF       EXPENSES    (LOSS)
                        ASSET     END OF     TOTAL    TO AVERAGE TO AVERAGE TURNOVER    PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE     PERIOD   RETURN(B)  NET ASSETS NET ASSETS  RATE(D)  (IN 000'S)  NET ASSETS  NET ASSETS
                      ---------- --------- ---------  ---------- ----------  -------  ----------  ----------  ----------
                                          ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
  Shares..........     $0.0301     $9.77      6.75%      0.46%      5.77%     24.12%    $  657,358    0.53%       5.70%
1995--Administration
  Shares..........      0.0300      9.77      6.48       0.71       5.50      24.12          3,572    0.78        5.43
1995--Class
  A Shares(h).....     (0.0200)     9.77      2.74       0.69(c)    5.87(c)   24.12         15,203    1.01(c)     5.55(c)
1994--Institutional
  Shares..........     (0.2600)     9.74      1.88       0.46       4.38      37.81        942,523    0.49        4.35
1994--Administration
  Shares..........     (0.2600)     9.74      1.63       0.71       4.27      37.81          6,960    0.74        4.24
1993--Institutional
  Shares..........     (0.0400)    10.00      4.13       0.45       4.36     103.74      2,760,871    0.48        4.33
1993--Administration
  Shares(i).......     (0.0200)    10.00      2.01(g)    0.70(c)    3.81(c)  103.74          5,326    0.73(c)     3.78(c)
1992--Institutional
  Shares..........      0.0100     10.04      6.12       0.42       5.61     286.40      2,145,064    0.55        5.48

FOR THE PERIOD JULY 17, 1991(e) THROUGH OCTOBER 31,
1991--Institutional
  Shares..........      0.0300     10.03      2.14(g)    0.20(c)    7.31(c)  145.67(c)     239,642    1.02(c)     6.49(c)

                            GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............          1.00     14.47     14.90       0.47       6.67      449.53         29,503   2.34        4.80
1994............         (1.43)    13.47     (2.98)      0.11       6.06      654.90         14,452   2.86        3.31

FOR THE PERIOD FEBRUARY 10, 1993(e) THROUGH OCTOBER 31,
1993............          0.58     14.90      8.03       0.00(c)    4.87(c)   725.41         12,860   4.00(c)     0.87(c)

                                     INCOME (LOSS) FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS TO SHAREHOLDE
                               ----------------------------------------------------- -----------------------------------------------

                                           NET REALIZED    NET REALIZED                           FROM NET              IN EXCESS OF
                                          AND UNREALIZED  AND UNREALIZED    TOTAL                 REALIZED              NET REALIZED
                                          GAIN (LOSS) ON  GAIN (LOSS) ON    INCOME                GAIN ON                 GAIN ON
                     NET ASSET              INVESTMENT,       FOREIGN       (LOSS)              INVESTMENT,  IN EXCESS  INVESTMENT,
                     VALUE AT     NET       OPTION AND       CURRENCY        FROM     FROM NET   OPTION AND    OF NET    OPTION AND
                     BEGINNING INVESTMENT     FUTURES         RELATED     INVESTMENT INVESTMENT   FUTURES    INVESTMENT   FUTURES
                     OF PERIOD   INCOME   TRANSACTIONS(a) TRANSACTIONS(a) OPERATIONS   INCOME   TRANSACTIONS   INCOME   TRANSACTIONS
                     --------- ---------- --------------- --------------- ---------- ---------- ------------ ---------- ------------
                                                                      GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class
  A shares........    $13.43     $0.89         $0.92           $0.15        $1.96      $(0.94)     $ --         $--         $--
1995--Institutional
  shares(f).......     14.09      0.22          0.34            0.06         0.62       (0.26)       --          --          --
1994--Class
  A shares........     15.07      0.84         (1.37)          (0.12)       (0.65)      (0.22)     (0.16)        --          --
1993--Class
  A shares........     14.69      0.85          1.07           (0.42)        1.50       (0.85)     (0.27)        --          --
1992--Class
  A shares........     14.60      1.14          0.45           (0.36)        1.23       (1.14)       --          --          --

FOR THE PERIOD AUGUST 2, 1991(e) THROUGH OCTOBER 31,
1991--Class
  A shares........     14.55      0.25          0.23           (0.19)        0.29       (0.24)       --          --          --

                             MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............       13.08      0.67          1.09             --          1.76       (0.67)       --          --          --
1994............       14.64      0.73         (1.51)            --         (0.78)      (0.73)     (0.05)        --          --

FOR THE PERIOD JULY 20, 1993(e) THROUGH OCTOBER 31,
1993............       14.32      0.22          0.32             --          0.54       (0.22)       --          --          --
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  RATIOS ASSUMING
                                                                                                                 NO VOLUNTARY WAIVER
                                                                                                                     OF FEES OR
                                      DISTRIBUTIONS TO SHAREHOLDE                                                EXPENSE LIMITATIONS
                               -----------------------------------------------                                   -------------------
                                                                                      RATIO OF
                                             NET                                         NET                  NET
                                           INCREASE                       RATIO OF    INVESTMENT             ASSETS
                      FROM      TOTAL     (DECREASE) NET ASSET               NET        INCOME               AT END     RATIO OF
                      PAID   DISTRIBUTION   IN NET   VALUE AT              EXPENSES     (LOSS)    PORTFOLIO     OF      EXPENSES
                       IN        TO         ASSET     END OF    TOTAL     TO AVERAGE  TO AVERAGE  TURNOVER    PERIOD    TO AVERAGE
                     CAPITAL SHAREHOLDERS   VALUE     PERIOD   return(b)  net assets  net assets     rate   (in 000's)  net assets
                     ------- ------------   -----     ------   ---------  ----------  ----------     ----   ----------  ----------
                                                                      GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class
  A shares........    $ --      $(0.94)      $1.02     $14.45     15.08%     1.29%       6.23%       265.86%    $245,835    1.58%
1995--Institutional
  shares(f).......      --       (0.26)       0.36      14.45      4.42      0.65(c)     6.01(c)     265.86       31,619    1.08(c)
1994--Class
  A shares........    (0.61)     (0.99)      (1.64)     13.43     (4.49)     1.28        5.73        343.74      396,584    1.53
1993--Class
  A shares........      --       (1.12)       0.38      15.07     10.75      1.30        5.78        313.88      675,662    1.55
1992--Class
  A shares........      --       (1.14)       0.09      14.69      8.77      1.37        7.85        270.75      588,893    1.62

FOR THE PERIOD AUGUST 2, 1991(e) THROUGH OCTOBER 31,
1991--Class
  A shares........      --       (0.24)       0.05      14.60      2.00      0.38(g)     1.72(g)      34.22      388,744    0.44(g)

                             MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............        --       (0.67)       1.09      14.17     13.79      0.76        4.93        335.55       53,797    1.49
1994............        --       (0.78)      (1.56)     13.08     (5.51)     0.45        5.28        357.54       47,373    1.55

FOR THE PERIOD JULY 20, 1993(e) THROUGH OCTOBER 31,
1993............        --       (0.22)       0.32      14.64      3.73      0.00(c)     5.15(c)      99.99       30,166    2.42(c)
------------------------------------------------------------------------------------------------------------------------------------

                   RATIOS ASSUMING
                 NO VOLUNTARY WAIVER
                     OF FEES OR
                 EXPENSE LIMITATIONS
                 -------------------
                      RATIO OF
                        NET
                     INVESTMENT
                       INCOME
                       (LOSS)
                    TO AVERAGE
                     NET ASSETS
                     ----------
                 GLOBAL INCOME FUND
--------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class
  A shares........     5.94%
1995--Institutional
  shares(f).......     5.58(c)
1994--Class
  A shares........     5.48
1993--Class
  A shares........     5.53
1992--Class
  A shares........     7.60

FOR THE PERIOD AUGUST 2, 1991(e) THROUGH OCTOBER 31,
1991--Class
  A shares........     1.66(g)

                 MUNICIPAL INCOME FUND
--------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............        4.20
1994............        4.18

FOR THE PERIOD JULY 20, 1993(E) THROUGH OCTOBER 31,
1993............        2.73(c)
---------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. For the Retail classes total return would be reduced if a sales charge were taken into account.
(c) Annualized.
(d) Includes effect of mortgage dollar roll transactions.
(e) Commencement of operations.
(f) Institutional shares commenced operations on August 1, 1995.
(g) Not annualized.
(h) Class A shares commenced operations on May 15, 1995.
(i) Administration share activity commenced operations on April 15, 1993.
(j) Calculated based on the average shares outstanding methodology.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus 1 year (currently 4.3 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 15-year Municipal Bond Index, plus or minus 1 year (currently 9.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 12 years. The approximate interest rate sensitivity of the Fund is comparable to a 15-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the

District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities") the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for Federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA by S&P or Aa by Moody's. All securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 GLOBAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years (currently 5.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and for the purpose of hedging its portfolio.

  The fixed income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. and foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper and (vi) Mortgage- and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. However, the Fund may also invest in obligations of a sovereign issuer, denominated in the issuer's own currency, rated at least A by S&P or Moody's. The Fund will invest at least 50% of its net assets in securities rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions both to seek to enhance returns for a given level of risk and to seek to hedge its exposure to foreign currencies. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. With respect to other countries, not more than 25% of the Fund's total assets will be invested in the securities of any other foreign country.


                           DESCRIPTION OF SECURITIES

U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association

("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or
(d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Government Income and Global Income Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Government Income and Global Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income and Global Income Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Government Income, and Global Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Government Income and Global Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Government Income and Global Income Funds may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Municipal Income Fund invests consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Municipal Income Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles the

Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of the Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. The Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will invest in fixed income securities of foreign issuers denominated in either U.S. dollars or a foreign currency. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Global Income Fund may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Global Income Fund may have currency exposure independent of its securities positions, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Fund offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Global Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS

  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES

  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Government Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Global Income Fund may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices, or in the case of the Global Income Fund, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Global Income Fund, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Global Income Fund may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by the Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Global Income Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to the Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Code for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Global Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Municipal Income Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Municipal Income Fund) and interest rate swaps, caps, floors and collars, (iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts and (vii) with respect to the Municipal Income Fund, tender option bonds and standby commitments. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  Municipal Income Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFICATION STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Government Income and Municipal Income Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Adjustable Rate Government Fund. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as administrator and investment adviser to the Global Income, Government Income and Municipal Income Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the subadviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 31, 1996, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, and in the case of the Global Income Fund under a Subadvisory Agreement, the subadviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT FUND. The Fund's portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  GOVERNMENT INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  MUNICIPAL INCOME FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Prior to 1992, he spent two years managing multi-currency fixed income and balanced portfolios at Invesco MIM Limited, where he was a senior member of the derivative products group. Prior to his employment at Invesco, Mr. Fitzgerald spent three years with Foreign and Colonial Management Limited in London managing fixed income and derivative funds, and, prior to that, in the treasury department of NRMA Insurance Limited in Sydney. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies. Prior to his employment at Rothschild, Mr. Wilson spent seven years at the Reserve Bank of New Zealand, his most recent position as Trading Manager of foreign reserves management. Mr. Wilson's employment at the Reserve Bank at New Zealand also included a two year assignment to the foreign investment unit at the Bank of England in London.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to an Investment Advisory Agreement, GSFM is entitled to a fee from the Adjustable Rate Government Fund, computed daily and payable monthly, at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Global Income, Government Income and Municipal Income Funds, computed daily and payable monthly, at the annual rates of 0.25%, 0.50% and 0.40%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the Global Income and Government Income Funds at the annual rates of 0.12% and 0.25%, respectively, of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to a Subadvisory Agreement, GSAMI is entitled to a fee from the Global Income Fund, computed daily and payable monthly, at the annual rate of 0.50% of average daily net assets; however, GSAMI is currently only imposing its subadvisory fee with respect to the Global Income Fund at the annual rate of 0.32% of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Adjustable Rate Government Fund paid fees at the foregoing rate. At various times during the fiscal year ended October 31, 1995, GSAM waived part of its investment advisory fee for the Government Income and Municipal Income Funds and GSAM and GSAMI waived part of their investment advisory and subadvisory fees, respectively, for the Global Income Fund. The average rate for the period paid by the Government Income and Municipal Income Funds to GSAM was 0.22% and 0.31%, respectively, and the average rate for the period paid by the Global Income Fund to GSAM and GSAMI was 0.22% and 0.45%, respectively. Without giving effect to fee limitations, the aggregate management fees paid by the Global Income Fund are higher than the fees paid by most funds but the Investment Adviser and subadviser believe such fees are comparable to management fees paid by funds with similar investment strategies.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management-Expenses" in the Additional Statement. In addition, the Investment Advisers to the Adjustable Rate Government, Government Income, Municipal Income and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding advisory, subadvisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of the Global Income Fund, transfer agency fees) to the extent such expenses exceed 0.05%, 0.00%, 0.05% and 0.06% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with each Fund (other than Adjustable Rate Government Fund), GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and professional services to each Fund by others; provides office facilities; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Funds, GSAM is entitled to a fee from the Global Income, Government Income and Municipal Income Funds, computed daily and payable monthly, at an annual rate equal to 0.15% of each such Fund's average daily net assets; however, GSAM is currently not imposing its administration fee with respect to the Government Income Fund. For the fiscal year ended October 31, 1995, GSAM waived its administration fee for the Government Income Fund. GSAM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. For the period ended October 31, 1995, the Municipal Income and Global Income Funds paid GSAM a fee for administration services at the foregoing rate. GSAM has agreed to reduce its fees payable by a Fund (to the extent of its fees) by the amount (if any) that a Fund's expenses exceed the applicable expense limitations imposed by state securities administrators. See "Management-- Expenses" in the Additional Statement.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers for performing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.1125% annually of the average daily net assets of Adjustable Rate Government Fund, 0.125% annually of the average daily net assets of the Government Income Fund, 0.10% annually of the average daily net assets of the Municipal Income Fund and 0.1875% annually of the average daily net assets of the Global Income Fund attributable to shares held by customers of such Authorized Dealers. In addition, Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers who perform administrative services with respect to depository institutions whose customers purchase shares of a Fund. These services include responding to certain inquiries from and providing written materials to depository institutions about a Fund; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions. The amount of such compensation may be up to 0.08% annually of the average net assets of a Fund's shares attributable to purchases through, and held by the customers of, such depository institutions. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid from the assets of Goldman Sachs or its affiliates.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from each Fund (other than Adjustable Rate Government Fund), with respect to Class A shares and Class B shares of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing agents). Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund, with respect to Class A shares, equal to its proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed charges set forth above applicable to Class A shares plus 0.04% of the average daily net assets of the other classes of the Fund. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.

                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this prospectus Class A and Class B shares (except that the Adjustable Rate Government Fund does not currently offer Class B shares), as described more fully in "How to Buy Shares of the Funds". If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million in Class A shares, you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you initially invest $1 million or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Direct purchases (as opposed to exchanges) of $1 million or more of Class A shares of the Adjustable Rate Government Fund will not be subject to a deferred sales charge when redeemed. Class A shares are subject to distribution fees of up to 0.25% (which currently is being waived in the case of Adjustable Rate Government, Municipal Income and Government Income Funds and limited to 0.21% for the Global Income
Fund) and authorized dealer service fees of up to 0.25%, respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of up to 0.75% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans". Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase.

  FACTORS TO CONSIDER IN CHOOSING CLASS A OR CLASS B SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $100,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment, you might consider purchasing Class B shares.

HOW TO BUY SHARES OF THE FUNDS -- CLASS A AND CLASS B SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order, plus, in the case of Class A shares, any applicable sales charge. If, by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. New York time), a purchase order is received by a Fund, Goldman Sachs or an Authorized Dealer, the price per share will be based on the net asset value computed on the day the purchase order is received. If a purchase order for shares of the Adjustable Rate Government Fund is received by an Authorized Dealer by 4:00 p.m., New York time and payment is made by (a) wire transfer or ACH transfer, shares will be issued and dividends declared with respect to such shares will begin to accrue on the later of (i) the Business Day after receipt by the Authorized Dealer of the purchase order or (ii) the date of receipt of payment for the shares or (b) check, Federal Reserve draft or bank wire, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after the date payment is received. Dividends with respect to the Government Income and Municipal Income Funds declared with respect to such shares will begin to accrue on the Business Day after receipt of payment. Shares of the Global Income Fund will begin to be eligible for dividends paid on or after the day the shares are purchased.

  The minimum initial investment in each Fund is $1,500. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans. For purchases through the Automatic Investment Plan, the minimum investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of shares by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft, Federal Funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows: (i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Trust -- (Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal Funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Fund may refuse to open an account for any investor who fails to (1) provide a social security number or other taxpayer identification number, or (2) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE -- CLASS A SHARES

  The offering price of Class A shares of each Fund (other than Adjustable Rate Government Fund) is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                   SALES CHARGE  MAXIMUM DEALER
                                   SALES CHARGE AS AS PERCENTAGE  ALLOWANCE AS
        AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT PERCENTAGE OF
 (INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE
 --------------------------------  --------------- ------------- --------------
Less Than $100,000................      4.50%          4.71%          4.00%
$100,000 up to (but less than)
 $250,000.........................      3.00           3.09           2.50
$250,000 up to (but less than)
 $500,000.........................      2.50           2.56           2.00
$500,000 up to (but less than) $1
 million..........................      2.00           2.04           1.75
$1 million or more................      0.00*          0.00*           **

--------
 * No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.
** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter.

  Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  The offering price of Class A shares of the Adjustable Rate Government Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                   SALES CHARGE  MAXIMUM DEALER
                                   SALES CHARGE AS AS PERCENTAGE  ALLOWANCE AS
        AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT PERCENTAGE OF
 (INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE
 --------------------------------  --------------- ------------- --------------
Less Than $500,000................      1.50%          1.52%          1.25%
$500,000 up to (but less than) $1
 million..........................      1.00           1.01           0.75
$1 million or more................      0.00           0.00           0.00

  The entire amount of the sales charge will be reallowed to Authorized Dealers on sales of Class A shares of each Fund (other than the Municipal Income Fund) during the period January 2, 1996 through April 15, 1996 if shares of a Fund are purchased through any Individual Retirement Account
(IRA), including self-directed IRAs.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses and children; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans having either 200 eligible employees or at least $1,000,000 under management with GSAM and its affiliates; (i) shareholders whose purchase is attributable to redemption proceeds (subject to appropriate documentation) from a registered open-end management investment company not distributed or managed by Goldman Sachs or its affiliates, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Funds and the shareholder either (a) paid an initial sales charge or (b) was at some time subject to a deferred sales charge with respect to the redemption proceeds;
(j) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (k) registered investment advisers who have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (l) accounts over which GSAM or its advisory affiliates have investment discretion. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Portfolios may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program".

REINVESTMENT OF REDEMPTION PROCEEDS -- CLASS A SHARES

  A shareholder who redeems Class A shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class A shares of a Fund or of any other Goldman Sachs Portfolio. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty
(30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you paid a CDSC upon a redemption and reinvest in Class A shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC attributable to such shares previously charged, and the reinvested shares will continue to be subject to a CDSC. The holding period of the Class A shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption, will include the holding period of the redeemed shares. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt by Goldman Sachs or an Authorized Dealer of a written purchase order indicating that the shares are eligible for reinvestment at net asset value.

  A reinvesting shareholder may realize a gain or loss for federal tax purposes as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of the Class A shares, any sales charge paid on the original purchase cannot be taken into account by a shareholder reinvesting at net asset value pursuant to the reinvestment privilege for purposes of determining gain or loss realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

RIGHT OF ACCUMULATION -- CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more ($500,000 or more in the case of Adjustable Rate Government Fund). Class A shares of the Goldman Sachs Portfolios may be combined under the Right of Accumulation. See Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION -- CLASS A SHARES

  Purchases of $100,000 ($500,000 in the case of the Adjustable Rate Government Fund) or more made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Portfolios may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE -- CLASS B SHARES

  Investors may purchase Class B shares of the Government Income, Municipal Income and Global Income Funds at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the eight-year period. As a result, a redeeming shareholder will pay the lowest possible CDSC.

                                                                    CDSC AS A
                                                                  PERCENTAGE OF
       YEAR SINCE                                                 DOLLAR AMOUNT
        PURCHASE                                                 SUBJECT TO CDSC
       ----------                                                ---------------
       First....................................................      5.0%
       Second...................................................      4.0%
       Third....................................................      3.0%
       Fourth...................................................      3.0%
       Fifth....................................................      2.0%
       Sixth....................................................      1.0%
       Seventh and thereafter...................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service, for which the Funds will apply, or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

  WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE. The CDSC on Class B shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption results from the death or disability (as defined in Section 72 of the Code) of a shareholder if the redemption is made within one year of such event. In addition, Class B shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your Class B shares.


                SHAREHOLDER SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio. See "Fund Highlights". Shareholders may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made determined on the basis of the date and value of the investors initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $10,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross- reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds (other than the Municipal Income Fund) offer their shares for purchase by retirement plans, including IRA Plans for individuals and their non-employed spouses and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans and copies of the plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Under all plans, dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund or, if so directed by the shareholder, in cash or in shares of the same or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial or contingent deferred sales charge at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Portfolio or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares or units of these other funds acquired by an exchange may later be exchanged for shares of the same (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid a sales charge. Shares or units of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder had owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Trust, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, if previously elected in the Fund's Account Application, by telephone at 800-526-7384 (8:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds". Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "How to Sell Shares of the Funds". In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a sale of the shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of shares or units received in the exchange. If such sale occurs within ninety (90) days after the purchase of such shares, to the extent an initial sales charge that would otherwise apply to the shares or units received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss realized on such sale for federal income tax purposes, but instead will be added to the tax basis of the shares or units received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. Authorized Dealers who receive a portion of the sales charge applicable to the purchase of Class A or Class B shares, will not be permitted to impose any other fees on the shareholders in connection with the purchase of such shares.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). The Funds or Goldman Sachs may reject or restrict purchases or exchanges of shares by a particular purchaser or group, for example, when a pattern of frequent purchases and sales of shares of a Fund is evident, or if the purchase and sale or exchange orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund. Goldman Sachs reserves the right to limit the participation in the Fund of its partners and employees.

  In addition to concessions allowed to Authorized Dealers, Goldman Sachs may, from time to time, assist Authorized Dealers by, among other things, providing sales literature to and holding informational programs for the benefit of Authorized Dealers' registered representatives. Authorized Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Goldman Sachs Portfolios. Goldman Sachs may also provide additional promotional incentives to Authorized Dealers in connection with sales of shares of the Goldman Sachs Portfolios. These incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualified registered representatives and members of their families within or without the United States. Incentive payments will be provided for out of the sales charge and distribution fees or out of Goldman Sachs' other resources. Other than sales charges and distribution fees, a Fund and its shareholders do not bear distribution expenses. An Authorized Dealer receiving such incentives may be deemed to be an underwriter under the 1933 Act. In some instances, such incentives may be made available only to certain Authorized Dealers whose representatives have sold or are expected to sell significant amounts of shares.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLAN -- CLASS A SHARES

  The Trust, on behalf of each Fund's Class A shares, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act (the "Class A Distribution Plan"). Under the Class A Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.25% of a Fund's average daily net assets attributable to Class A shares of such Fund. Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Adjustable Rate Government, Government Income and Municipal Income Funds and to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of the Global Income Fund. Goldman Sachs has no current intention of modifying or discontinuing such waiver, but may do so in the future at its discretion. For the period ended October 31, 1995, the Global Income Fund paid Goldman Sachs a fee at the rate of 0.25% of the Fund's average daily net assets attributable to Class A shares of such Fund.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under theClass A Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A shares. If the fee received by Goldman Sachs pursuant to the Class A Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class A Distribution Plan will be reviewed and is subject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under the Class A Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Rules of Fair Practice.

DISTRIBUTION PLAN -- CLASS B SHARES

  The Trust, on behalf of each Fund's Class B shares (other than the Adjustable Rate Government Fund which does not offer Class B shares), has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act (the "Class B Distribution Plan"). Under the Class B Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.75% of a Fund's average daily net assets attributable to Class B shares of such Fund.

  Goldman Sachs may use the distribution fee for its expenses of distributing of Class B shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class B Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class B shares. If the fee received by Goldman Sachs pursuant to the Class B Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class B Distribution Plan will be reviewed and is subject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under the Class B Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Rules of Fair Practice.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A and Class B shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A or Class B Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A or Class B shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Board of Trustees. For the period ended October 31, 1995, each Fund paid Authorized Dealer Service Fees at the foregoing rate for each Funds' Class A shares.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "Net Asset Value". Redemption proceeds will be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  A shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Application. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither a Fund, the Trust nor Goldman Sachs will be responsible for the authenticity of instructions received by telephone. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Shares of the Adjustable Rate Government Fund, Government Income Fund and Municipal Income Fund earn dividends accrued through the day on which such shares are redeemed.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in Federal Funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a sale for tax purposes. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A and Class B shares. The CDSC applicable to Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge". See Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend and capital gains distribution, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid (i) in cash, (ii) in additional shares of the same class of the Fund or (iii) in shares of the same or an equivalent class of any of the Goldman Sachs Portfolios or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B) as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program". This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends and capital gains distributions will be reinvested in the Fund. Capital gains distributions will be reinvested or paid in cash, in accordance with the shareholder's prior election, on the payment date.

  The election to reinvest dividends and distributions paid by the Fund in additional shares or units of the Fund or any other Goldman Sachs Portfolio or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Portfolio or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. In the case of Global Income Fund, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of monthly dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Adjustable Rate Government, Government Income and Municipal Income Funds will declare dividends daily and pay dividends monthly. The Global Income Fund will declare and pay dividends monthly. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income (in the case of Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of Global Income Fund). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Municipal Income Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B shares reflect deduction of the applicable CDSC imposed upon redemption of Class B shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if a sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Municipal Income Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Municipal Income Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A and Class B shares will be affected by the payment of a sales charge and distribution fees. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares. The Government Income and Municipal Income Funds offer Class A and Class B shares. The Global Income Fund offers Institutional Shares, Service Shares, Class A shares and Class B shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Municipal Income Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Municipal Income Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Municipal Income Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Municipal Income Fund is not deductible to the extent attributable to the Municipal Income Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Municipal Income Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications requested by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Global Income Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Global Income Fund so elects, shareholders will include in their gross incomes (in addition to dividends they receive) their pro rata shares of qualified foreign taxes paid by the Global Income Fund and may be entitled to take federal income tax credits or deductions with respect to such taxes. If the Fund cannot or does not so elect, it may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $100,000 ($500,000 in the case of Adjustable Rate Government Fund) or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Portfolio within a 13-month period, the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman, Sachs & Co. that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman, Sachs & Co. any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman, Sachs & Co. pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

ACCOUNT APPLICATION
PLEASE PRINT OR TYPE ALL INFORMATION
 ANY QUESTIONS?  CALL GSAM AT:
        1-800-526-7384

 SEND TO: THE GOLDMAN SACHS PORTFOLIOS
  C/O NFDS
  P.O. BOX 419711
  KANSAS CITY, MO 64141-6711

I. FUND SELECTION  (MINIMUM $1,500 PER FUND)

                                              CLASS A CLASS B
FUND NAME (AND CODE A/B)                      AMOUNT  AMOUNT
------------------------                      ------- -------
[_] Asia Growth Fund (880/980)                $       $
[_] Balanced Fund (070/970)                   $       $
[_] Capital Growth Fund (807/907)             $       $
[_] Growth & Income Fund (814/914)            $       $
[_] International Equity Fund (815/915)       $       $
[_] Select Equity Fund (817/917)              $       $
[_] Small Cap Equity Fund (819/919)           $       $

                                              CLASS A CLASS B
 FUND NAME (AND CODE A/B)                     AMOUNT  AMOUNT
 ------------------------                     ------- -------
[_] Adjustable Rate Government Fund (677)     $       N/A
[_] Global Income Fund (818/918)              $       $
[_] Government Income Fund (812/912)          $       $
[_] Municipal Income Fund (816/916)           $       $
[_] ILA-Prime Obligations Portfolio-C
     (806/906)*                               $       $
[_] ILA-Tax-Exempt Diversified Portfolio-C
     (820)*                                   $       N/A
[_] Other:                                    $       $

* Minimum $10,000 or transfer balance of existing fund

A check in the amount of $           is enclosed. By signing this application I
acknowledge that Class B shares and certain purchases of $1 million or more of Class A shares will be subject to a Contingent Deferred Sales Charge on Redemption. If not otherwise indicated, purchases will default to Class A shares.

If your order was placed through a broker, insert the order number here:
                and the date of order here:
----------------                           ------------
If you are exempt from sales charges, check here [_]. By checking this box I certify that I am exempt from the sales charge in accordance with the terms of the applicable Fund's prospectus and I agree to notify Goldman, Sachs & Co. at or prior to purchase if I am no longer eligible for exemption. Reason for
Exemption:
          ---------------------------------------------------------------

    II. ACCOUNT REGISTRATION  (CHECK ONE)  AND  MAILING ADDRESS
[_] INDIVIDUAL

             __________________________________     ___________________________
             First        Middle        Last        Social Security Number

--------------------------------------------------------------------------------
[_] MULTIPLE OWNERS
    (INCLUDING SPOUSES)
    (as Joint Tenants
    with Rights of
    Survivorship)

             __________________________________     ___________________________
             First        Middle        Last        Social Security Number

             __________________________________     ___________________________
             First        Middle        Last        Social Security Number

--------------------------------------------------------------------------------

[_] GIFT/TRANSFER TO MINOR

             _________________________________
             Name of Custodian

             _________________________________      ___________________________
             Name of Minor                          Social Security Number of
                                                    Minor

             Under the                 Uniform Gift/Transfer to Minors Act
                      ----------------                                    ------
                      State of Minor's Residence              Birthdate of Minor

--------------------------------------------------------------------------------
[_] CORPORATION,
    TRUST OR
    OTHER ENTITY

             _________________________________      ___________________________
             Name of Corporation, Trust or Other    Federal Tax I.D. Number
             Entity

             _________________________________      ___________________________
             Date of Trust Instrument               Name of Trustee (If to be
                                                    included in
                                                    account registration)
             _________________________________
             Name of Beneficiary (If to be included
             in account registration)
--------------------------------------------------------------------------------
MAILING
ADDRESS

             __________________________________________________________________
             Street Address or Post Office Box

             __________________________________________________________________
             City                       State                          Zip Code
             ___________________________             _______________________
             Attention (if applicable)               Daytime Telephone Number

--------------------------------------------------------------------------------

    III. DIVIDEND AND DISTRIBUTION ALTERNATIVES  (CHECK ONE)
[_] All dividends and distributions to be reinvested in my account. (This option will apply if no box is checked.)

[_] All dividends and distributions to be sent by check to me at the address in "Account Registration."

[_] All dividend distributions to be sent to me by check at the address in "Account Registration", short-term and long-term capital gains distributions to be reinvested in my account.

[_] All dividends and distributions to be invested in another Goldman Sachs
    Portfolio.
    If so, insert name of Fund here:__________________________________________.
    Insert name of account registration here:_____ and account number here:____.

[_] All distributions to be sent by check to a special payee (i.e., someone other than you):

 Name: ________________________________________________________________________

 Street Address: ______________________________________________________________

 City: __________________ State: _____________  Zip Code: ___

[_] All dividends and distributions to be directly deposited to the following bank account: (ATTACH CHECK MARKED "VOID"):

 Bank Name: __________________________________  Account Number: _______________

 ABA Routing #: ______________________________

 Street Address: _____________________________  Name on Account: ______________

 City: __________________ State: _____________  Zip Code: _____________________

 IV. RIGHT OF ACCUMULATION  (OPTIONAL)  CLASS A SHARES ONLY

 If you previously purchased Class A shares of the Goldman Sachs Portfolios on which you paid a sales charge, and when combined with this purchase the total is $50,000 or more (in the case of equity funds) or $100,000 or more (in the case of fixed income funds), you may qualify for a reduced sales charge on this purchase. Purchases by (a) spouses and children, (b) fiduciaries as to a single trust account, (c) persons affiliated with the same business enterprise and (d) clients of Goldman Sachs' PCS Division as to affiliated accounts, may qualify to be aggregated. See the Statement of Additional Information or call Goldman Sachs for additional details. List below accounts which should be aggregated for a right of accumulation. Attach an additional page if necessary.

Name ____________________________   Name ____________________________

Fund ____________________________   Fund ____________________________

Acct No. ________________________   Acct No. ________________________

  V. STATEMENT OF INTENTION  (OPTIONAL)  CLASS A SHARES ONLY

 Although not obligated to do so, I intend to invest, over a 13-month period from this date, in Class A shares of the Fund alone or in combination with Class A shares of any other fund, on which sales charge was paid, which qualify for a quantity discount as described in the accompanying Prospectus, in an amount that will equal or exceed the amount circled below. I agree to the Statement of Intention and Escrow Agreement in the Appendix to the accompanying Prospectus and incorporated by reference herein. Circle one:

 $50,000        $100,000        $250,000        $500,000         $1,000,000

 VI. AUTOMATIC INVESTMENT PLAN  (OPTIONAL)
 I authorize State Street Bank, the custodian for the Fund(s), to debit the amount requested below from my bank account for investment in the Fund(s)
beginning in      (month) and periodically thereafter. I understand that my
participation in the Automatic Investment Plan is subject to the terms and conditions of such plan as amended from time to time.
Check One:   [_] Monthly   [_] Quarterly   Check One:   [_] 5th of the month
 [_] 15th of the month (applicable unless 5th checked)

_________________________________________     $________________________________
                                              Amount of each investment
Name of Fund/Class                            (minimum $50)

_________________________________________     $________________________________
                                              Amount of each investment
Name of Fund/Class                            (minimum $50)

X                                       X
_______________________________         ________________________________________
Authorized Signature (as shown on bank  Authorized Signature (if joint bank
records)                                account both sign)

_________________________________________     _________________________________
Bank Name                                     Account Number

_________________________________________
Bank Street Address City State Zip Code

_________________________________________     _________________________________
ABA Routing #                                 Name on Account

--------------------------------------------------------------------------------

VII.TELEPHONE EXCHANGE  (CHECK IF APPLICABLE)
[_]I authorize Goldman, Sachs & Co. to accept and act upon telephone instructions from myself or any other person for the exchange of shares of the Fund(s) into any fund described in the accompanying prospectus. I understand and agree that neither the Fund(s) nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request effected hereunder.

VIII.TELEPHONE REDEMPTIONS  (OPTIONAL) (ATTACH VOIDED CHECK)
[_] Goldman, Sachs & Co. is hereby authorized to honor telephone, telegraphic, or other instructions, without signature guarantee, from any person for the redemption of shares for the above account, without an obligation on behalf of Goldman, Sachs & Co., to verify that such person is the shareholder of record or authorized to give redemption instructions, provided that the proceeds are transmitted to the following bank account only or are mailed to me at the address in "Account Registration". Absent its own gross negligence neither the Fund(s) nor Goldman, Sachs & Co. shall be liable for such redemption or for payments made to any unauthorized account.

________________________________________________________________________________
Bank Name                                      ABA Routing #

________________________________________________________________________________
Bank Street Address        City         State       Zip Code

_______________________________       _______________________________
Name(s) on Account                            Account Number

IX. AUTOMATIC EXCHANGES  (OPTIONAL)
The originating Fund's balance must be at least $10,000 and the receiving Fund's minimum investment must have been met prior to discontinuance.

I hereby authorize automatic exchanges of $ ______ (exact dollars--$50 minimum):

Exchange from (Name of Fund) ____________________________

  to (Name of Fund) _____________________________________

Account Name ____________________________________________

Account No. (if known) __________________________________

Please make exchanges on the 15th of the month (or next business day) beginning the month of_______ Year________.

 X. SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL) (ATTACH VOIDED CHECK)

Frequency of withdrawals (check one): [_] Monthly [_] Quarterly    Make
payments via (check one): [_] check [_] ACH (Attach voided check.)
Payments made via check are withdrawn from your account on or about the 25th of the month.
Please withdraw $       from my account on the       of each month beginning in
                 -------                      -------


* See Prospectus for circumstances in which contingent deferred sales charge is waived in connection with systematic withdrawal plans.

Complete the following section if withdrawal payments are to be made via ACH.

_______________________________       _______________________________
Bank Name                             ABA Routing #

________________________________________________________________________________
Bank Street Address        City         State       Zip Code
_______________________________       _______________________________
Name(s) on Account                    Account Number

Complete the following section if checks are to be paid to someone other than registered owner(s).

________________________________________________________________________________
Name of check recipient

________________________________________________________________________________
Street Address          City          State         Zip Code

--------------------------------------------------------------------------------

  XI. CHECKWRITING PRIVILEGE FOR ILA ACCOUNTS  (OPTIONAL)
[_]I have invested in the ILA-Prime Obligations Portfolio Service Units and/or the ILA-Tax-Exempt Diversified Portfolio Service Units and would like an application for checkwriting sent to me.

 XII. SIGNATURE AND CERTIFICATION--ALL REGISTERED OWNERS MUST SIGN

You are required by law to provide the Fund with your correct Social Security or other Taxpayer Identification Number (TIN). Failure to do so and to complete this section may subject you to penalties and result in backup withholding of 31% of Fund distributions or other payments. If you have been notified by the IRS that you are subject to backup withholding because you failed to report all of your interest and/or dividend income and have not received IRS notice that such withholding should cease, you must cross out item (2) in this section. If you do not have but are applying for a TIN, write "Applied For" in the space provided for your TIN and provide your TIN and required certifications within 60 days. Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN and required certifications. If you are an exempt recipient, please furnish your TIN and write "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. If you are a nonresident alien or foreign entity, write "NRA" after your signature and provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. I certify under penalties of perjury that: (1) The number shown on this form is my correct TIN (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

By the execution of this Account Application, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this Application and is acting for itself or in some fiduciary capacity in making such investment. THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CONSTANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARANTEED. AS A RESULT THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS. The undersigned affirms that it has received a current Prospectus for the Funds and has reviewed the same.

X ___________________________________         X _______________________________
Signature of Owner, Custodian    Date         Signature of Co-Owner        Date
or Officer

                              FOR DEALER USE ONLY

Investment dealer's signature is required for Systematic Withdrawal Plan ("SWP") or Statement of Intention. If an SWP is being opened, we believe that the amount to be withdrawn is reasonable in light of the investor's circumstances and we recommend establishment of the account.

________________________________________________________________________________
Name of Dealer Firm             Home Office Location

________________________________________________________________________________
City                      State
                                            Zip Code

________________________________________________________________________________
Branch Office Location                      Branch Number/Branch Phone

________________________________________________________________________________
Authorized Signature          State
                                            Zip Code

________________________________________________________________________________
Reg. Rep. Name            Reg. Rep's Number

-------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . .  800-526-7384


FIP-1AB-GST/100K/0396
-------------------------------------------------
-------------------------------------------------

THE GOLDMAN SACHS

FIXED INCOME

PORTFOLIOS

-------------------------------------------------

PROSPECTUS CLASS A AND CLASS B SHARES



[LOGO] Goldman
       Sachs
-------------------------------------------------
-------------------------------------------------

                              GOLDMAN SACHS TRUST

                      GS ADJUSTABLE RATE GOVERNMENT FUND
                       GS SHORT DURATION GOVERNMENT FUND
                        GS SHORT DURATION TAX-FREE FUND
                           GS CORE FIXED INCOME FUND
                       GOLDMAN SACHS GLOBAL INCOME FUND

                             INSTITUTIONAL SHARES

                               ----------------

                     SUPPLEMENT DATED FEBRUARY 28, 1997 TO
                        PROSPECTUS DATED MARCH 1, 1996

GS ADJUSTABLE RATE GOVERNMENT FUND
  Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GS SHORT DURATION GOVERNMENT FUND
  Seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital gain. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GS SHORT DURATION TAX-FREE FUND
  Seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

GS CORE FIXED INCOME FUND
  Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate securities, mortgage-backed securities and asset-backed securities.

GOLDMAN SACHS GLOBAL INCOME FUND
  Seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.

This Prospectus Supplement and the accompanying Prospectus provide information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated February 28, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of the accompanying Prospectus.

The following replaces the Fees and Expenses Table and Financial Highlights and supplements the information under the sections entitled "What are the Investment Objectives and Policies of the Funds," "Management" and "Shares of the Trust" in the accompanying Prospectus:

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)


                         ADJUSTABLE    SHORT      SHORT      CORE
                            RATE      DURATION   DURATION   FIXED     GLOBAL
                         GOVERNMENT  GOVERNMENT  TAX-FREE   INCOME    INCOME
                            FUND        FUND       FUND      FUND      FUND
                         ----------  ----------  --------   ------    ------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on
   Purchases............    none        none       none      none      none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............    none        none       none      none      none
  Redemption Fees.......    none        none       none      none      none
  Exchange Fees.........    none        none       none      none      none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of av-
  erage daily net as-
  sets)
  Management Fees (after
   fee adjustments).....    0.40%/1/    0.40%/2/   0.40%/3/  0.40%/4/  0.59%/5/
  Distribution (Rule
   12b-1) Fees..........    none        none       none      none      none
  Other Expenses (after
   applicable
   limitations).........    0.05%/1/    0.05%/2/   0.05%/3/  0.05%/4/  0.06%/5/
                            ----        ----       ----      ----      ----
  TOTAL FUND OPERATING
   EXPENSES
   (after fee and ex-
   penses limitations)..    0.45%/1/    0.45%/2/   0.45%/3/  0.45%/4/  0.65%/5/
                            ====        ====       ====      ====      ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

     FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
     ----                                        ------ ------- ------- --------
Adjustable Rate Government......................   $5     $14     $25     $57
Short Duration Government.......................   $5     $14     $25     $57
Short Duration Tax-Free.........................   $5     $14     $25     $57
Core Fixed Income...............................   $5     $14     $25     $57
Global Income...................................   $7     $21     $36     $81

--------
/1/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.11% and 0.51%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/2/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed

    0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.50%, 0.21% and 0.71%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/3/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.61% and 1.01%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/4/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.43% and 0.83%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/5/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15% respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding advisory, subadvisory and administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees," "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.90%, 0.21% and 1.11%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.59%, 0.06% and 0.65%, respectively.

  The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Administration Shares and Service Shares; Adjustable Rate Government Fund also offers Administration Shares, Service Shares and Class A Shares; and Global

Income Fund also offers Service Shares, Class A Shares and Class B Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1996 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

-------------------------------------------------------------------------------

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                GS ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
tional Shares...   $ 9.77    $0.5759(a)    $0.0772 (a)       --       $0.6531
1996-Administra-
tion Shares.....     9.77     0.5489(a)     0.0797 (a)       --        0.6286
1996-Class A
Shares..........     9.77     0.5481(a)     0.0806 (a)       --        0.6287
1995-Institu-
tional Shares...     9.74     0.5630(a)     0.0717 (a)       --        0.6347
1995-Administra-
tion Shares.....     9.74     0.5366(a)     0.0737 (a)       --        0.6103
1995-Class A
Shares(c).......     9.79     0.2721(a)    (0.0090)(a)       --        0.2631
1994-Institu-
tional Shares...    10.00     0.4341(a)    (0.2455)(a)       --        0.1886
1994-Administra-
tion Shares.....    10.00     0.4211(a)    (0.2572)(a)       --        0.1639
1993-Institu-
tional Shares...    10.04     0.4397       (0.0376)(d)       --        0.4021
1993-Administra-
tion Shares(e)..    10.02     0.2146       (0.0173)(d)       --        0.1973
1992-Institu-
tional Shares...    10.03     0.5599       (0.0029)(d)       --        0.5570

FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
--------------------------------------------------
1991-Institu-
tional Shares...    10.00     0.1531        0.0322 (d)       --        0.1853

--------------------------------------------------------------------------------

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                  ---------- ------------ ---------- ------------ ------- -------------
                                   GS ADJUSTABLE RATE GOVERNMENT FUND
---------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $(0.5725)      --       $(0.0206)      --         --     $(0.5931)
1996-Administra-
 tion Shares....    (0.5489)      --        (0.0198)      --         --      (0.5687)
1996-Class A
 Shares.........    (0.5489)      --        (0.0198)      --         --      (0.5687)
1995-Institu-
 tional Shares..    (0.5759)      --        (0.0287)      --         --      (0.6046)
1995-Administra-
 tion Shares....    (0.5528)      --        (0.0275)      --         --      (0.5803)
1995-Class A
 Shares(c)......    (0.2697)      --        (0.0134)      --         --      (0.2831)
1994-Institu-
 tional Shares..    (0.4486)      --            --        --         --      (0.4486)
1994-Administra-
 tion Shares....    (0.4239)      --            --        --         --      (0.4239)
1993-Institu-
 tional Shares..    (0.4397)      --        (0.0024)      --         --      (0.4421)
1993-Administra-
 tion
 Shares(e)......    (0.2146)      --        (0.0027)      --         --      (0.2173)
1992-Institu-
 tional Shares..    (0.5470)      --            --        --         --      (0.5470)

FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
--------------------------------------------------
1991-Institu-
 tional Shares..    (0.1553)      --            --        --         --      (0.1553)

--------------------------------------------------------------------------------

                                                                                           RATIOS ASSUMING NO
                                                                                           VOLUNTARY WAIVER OF
                                                                                             FEES OR EXPENSE
                                                                                               LIMITATIONS
                                                                                           ----------------------
                                               RATIO OF   RATIO OF                                      RATIO OF
                     NET      NET                NET        NET                            RATIO OF       NET
                   INCREASE  ASSET             EXPENSES  INVESTMENT                        EXPENSES    INVESTMENT
                  (DECREASE) VALUE                TO       INCOME               NET ASSETS    TO         INCOME
                    IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO   AT END OF  AVERAGE     (LOSS) TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      PERIOD     NET        AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)    (IN 000S)   ASSETS     NET ASSETS
                  ---------- ------ ---------  --------  ---------- ---------   ---------- --------    ----------
                                                 GS ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $0.0600   $9.83    6.86%      0.45%      5.85%     52.36%      $613,149    0.51%       5.79%
1996-Administra-
 tion Shares....    0.0600    9.83    6.60       0.70       5.59      52.36          3,792    0.76        5.53
1996-Class A
 Shares.........    0.0600    9.83    6.60       0.70       5.59      52.36         10,728    1.01        5.28
1995-Institu-
 tional Shares..    0.0301    9.77    6.75       0.46       5.77      24.12        657,358    0.53        5.70
1995-Administra-
 tion Shares....    0.0300    9.77    6.48       0.71       5.50      24.12          3,572    0.78        5.43
1995-Class A
 Shares(c)......   (0.0200)   9.77    2.74(f)    0.69(b)    5.87(b)   24.12         15,203    1.01(b)     5.55(b)
1994-Institu-
 tional Shares..   (0.2600)   9.74    1.88       0.46       4.38      37.81        942,523    0.49        4.35
1994-Administra-
 tion Shares....   (0.2600)   9.74    1.63       0.71       4.27      37.81          6,960    0.74        4.24
1993-Institu-
 tional Shares..   (0.0400)  10.00    4.13       0.45       4.36     103.74      2,760,871    0.48        4.33
1993-Administra-
 tion
 Shares(e)......   (0.0200)  10.00    2.01(f)    0.70(b)    3.81(b)  103.74          5,326    0.73(b)     3.78(b)
1992-Institu-
 tional Shares..    0.0100   10.04    6.12       0.42       5.61     286.40      2,145,064    0.55        5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OC-
 TOBER 31,
1991-Institu-
 tional Shares..    0.0300   10.03    2.14(f)    0.20(b)    7.31(b)  145.67(b)     239,642 1.02(b)        6.49(b)

--------------------------------------------------------------------------------

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                GS SHORT DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............    $9.82    $0.6290(a)    $0.0136 (a)         --     $0.6426
1996-Administra-
 tion
 Shares(h)......     9.86     0.3837(a)     0.0003 (a)         --      0.3840
1996-Service
 Shares(i)......     9.72     0.3134(a)     0.1018 (a)         --      0.4152
1995-Institu-
 tional Shares..     9.64     0.6652(a)     0.1666 (a)         --      0.8318
1995-Administra-
 tion Shares....     9.64     0.2384(a)    (0.0433)(a)         --      0.1951
1994-Institu-
 tional Shares..    10.14     0.5628(a)    (0.4592)(a)         --      0.1036
1994-Administra-
 tion Shares....    10.14     0.5329(a)    (0.4539)(a)         --      0.0790
1993-Institu-
 tional Shares..    10.16     0.5627       (0.0135)(d)         --      0.5492
1993-Administra-
 tion
 Shares(e)......    10.23     0.2725       (0.0900)(d)         --      0.1825
1992-Institu-
 tional Shares..    10.22     0.6703       (0.0600)(d)         --      0.6103
1991-Institu-
 tional Shares..    10.00     0.8020        0.2200 (d)         --      1.0220
1990-Institu-
 tional Shares..    10.07     0.8300       (0.0700)(d)         --      0.7600
1989-Institu-
 tional Shares..    10.10     0.8800           --              --      0.8800

FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
----------------------------------------------------
1988-Institu-
 tional Shares..    10.00     0.1800        0.1000 (d)         --      0.2800

--------------------------------------------------------------------------------

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ----------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS
                  ---------- ------------ ---------- ------------ -------- -------------
                                     GS SHORT DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............   $(0.6326)        --          --          --         --    $(0.6326)
1996-Administra-
 tion
 Shares(h)......    (0.3940)        --          --          --         --     (0.3940)
1996-Service
 Shares(i)......    (0.3152)        --          --          --         --     (0.3152)
1995-Institu-
 tional Shares..    (0.6518)        --          --          --         --     (0.6518)
1995-Administra-
 tion Shares....    (0.2051)        --          --          --         --     (0.2051)
1994-Institu-
 tional Shares..    (0.5598)   (0.0438)         --          --         --     (0.6036)
1994-Administra-
 tion Shares....    (0.5352)   (0.0438)         --          --         --     (0.5790)
1993-Institu-
 tional Shares..    (0.5627)        --     (0.0065)         --         --     (0.5692)
1993-Administra-
 tion
 Shares(e)......    (0.2725)        --          --          --         --     (0.2725)
1992-Institu-
 tional Shares..    (0.6703)        --          --          --         --     (0.6703)
1991-Institu-
 tional Shares..    (0.8020)        --          --          --         --     (0.8020)
1990-Institu-
 tional Shares..    (0.8300)        --          --          --         --     (0.8300)
1989-Institu-
 tional Shares..    (0.8800)        --          --          --    (0.0300)    (0.9100)

FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
----------------------------------------------------
1988-Institu-
 tional Shares..    (0.1800)        --          --          --         --    (0.1800)

--------------------------------------------------------------------------------

                                                                                           RATIOS ASSUMING NO
                                                                                           VOLUNTARY WAIVER OF
                                                                                             FEES OR EXPENSE
                                                                                               LIMITATIONS
                                                                                           --------------------
                                                  RATIO OF   RATIO OF                NET              RATIO OF
                     NET      NET                   NET        NET                 ASSETS  RATIO OF     NET
                   INCREASE  ASSET                EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                   TO       INCOME                 OF       TO       INCOME
                    IN NET   AT END               AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF        TOTAL      NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                    VALUE    PERIOD    RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                  ---------- ------    ---------  --------  ---------- ---------   ------- --------  ----------
                                                                  GS SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............   $0.0100   $9.83        6.75%     0.45%      6.44%    115.45%    $99,944   0.71%      6.18%
1996-Administra-
 tion
 Shares(h)......   (0.0100)   9.85        4.00(f)   0.70(b)    5.97(b)  115.45         252   0.96(b)    5.71(b)
1996-Service
 Shares(i)......    0.1000    9.82        4.35(f)   0.95(b)    6.05(b)  115.45       1,822   1.21(b)    5.79(b)
1995-Institu-
 tional Shares..    0.1800    9.82        8.97      0.45       6.87     292.56     103,760   0.72       6.60
1995-Administra-
 tion Shares....   (0.0100)   9.63(h)     2.10      0.70(b)    7.91(b)  292.56         --    0.90(b)    7.71(b)
1994-Institu-
 tional Shares..   (0.5000)   9.64        0.99      0.45       5.69     289.79     193,095   0.59       5.55
1994-Administra-
 tion Shares....   (0.5000)   9.64        0.73      0.70       5.38     289.79         730   0.84       5.24
1993-Institu-
 tional Shares..   (0.0200)  10.14        5.55      0.45       5.46     411.66     359,708   0.64       5.31
1993-Administra-
 tion
 Shares(e)......   (0.0900)  10.14        1.74      0.70(b)    4.84(b)  411.66      16,490   0.80(b)    4.74(b)
1992-Institu-
 tional Shares..   (0.0600)  10.16        6.24      0.45       6.60     216.07     277,927   0.69       6.36
1991-Institu-
 tional Shares..    0.2200   10.22       10.93      0.45       8.25     155.44     158,848   0.79       7.91
1990-Institu-
 tional Shares..   (0.0700)  10.00        8.23      0.45       8.62     173.21      68,995   0.95       8.12
1989-Institu-
 tional Shares..   (0.0300)  10.07        9.08      0.46       8.71     137.37      31,015   1.39       7.78
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
----------------------------------------------------
1988-Institu-
 tional Shares..    0.1000   10.10        3.30(f)   0.55(b)    8.55(b)  167.00(b)   39,052   1.42(b)    7.68(b)

--------------------------------------------------------------------------------

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ------------------------------------------------------
                                          NET REALIZED    NET REALIZED
                                         AND UNREALIZED  AND UNREALIZED   TOTAL
                                          GAIN (LOSS)     GAIN (LOSS)     INCOME
                  NET ASSET              ON INVESTMENT,    ON FOREIGN     (LOSS)
                  VALUE AT     NET         OPTION AND       CURRENCY       FROM
                  BEGINNING INVESTMENT      FUTURES         RELATED     INVESTMENT
                  OF PERIOD   INCOME      TRANSACTIONS    TRANSACTIONS  OPERATIONS
                  --------- ----------   --------------  -------------- ----------
                                    GS SHORT DURATION TAX-FREE FUND
----------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $ 9.94    $0.4192(a)     $0.0200 (a)        --        $0.4392
1996-Administra-
 tion Shares....     9.94     0.3944(a)      0.0200 (a)        --         0.4144
1996-Service
 Shares.........     9.95     0.3697(a)      0.0200 (a)        --         0.3897
1995-Institu-
 tional Shares..     9.79     0.4235(a)      0.1500 (a)        --         0.5735
1995-Administra-
 tion Shares....     9.79     0.3989(a)      0.1500 (a)        --         0.5489
1995-Service
 Shares.........     9.79     0.3744(a)      0.1600 (a)        --         0.5344
1994-Institu-
 tional Shares..    10.23     0.3787(a)     (0.3575)(a)        --         0.0212
1994-Administra-
 tion Shares....    10.23     0.3537(a)     (0.3575)(a)        --        (0.0038)
1994-Service
 Shares(j)......     9.86     0.0475(a)     (0.0700)(a)                  (0.0225)
1993-Institu-
 tional Shares..     9.93     0.3834         0.3000(d)         --         0.6834
1993-Administra-
 tion
 Shares(j)......    10.16     0.1555         0.0720(d)         --         0.2275

FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
----------------------------------------------------
1992-Institu-
 tional Shares..    10.00     0.0341        (0.0700)(d)        --        (0.0359)

--------------------------------------------------------------------------------

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                  ---------- ------------ ---------- ------------ ------- -------------
                                      GS SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $(0.4192)       --        --           --         --     $(0.4192)
1996-Administra-
 tion Shares....    (0.3944)       --        --           --         --      (0.3944)
1996-Service
 Shares.........    (0.3697)       --        --           --         --      (0.3697)
1995-Institu-
 tional Shares..    (0.4235)       --        --           --         --      (0.4235)
1995-Administra-
 tion Shares....    (0.3989)       --        --           --         --      (0.3989)
1995-Service
 Shares.........    (0.3744)       --        --           --         --      (0.3744)
1994-Institu-
 tional Shares..    (0.3787)   (0.0825)      --           --         --      (0.4612)
1994-Administra-
 tion Shares....    (0.3537)   (0.0825)      --           --         --      (0.4362)
1994-Service
 Shares(j)......    (0.0475)                 --                              (0.0475)
1993-Institu-
 tional Shares..    (0.3834)       --        --           --         --      (0.3834)
1993-Administra-
 tion
 Shares(j)......    (0.1555)       --        --           --         --      (0.1555)

FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
----------------------------------------------------
1992-Institu-
 tional Shares..    (0.0341)       --        --           --         --      (0.0341)

--------------------------------------------------------------------------------

                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------
                                                RATIO OF   RATIO OF                NET              RATIO OF
                     NET      NET                 NET        NET                 ASSETS  RATIO OF     NET
                   INCREASE  ASSET              EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                 TO       INCOME                 OF       TO       INCOME
                    IN NET   AT END             AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF     TOTAL       NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)    ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                  ---------- ------ ---------   --------  ---------- ---------   ------- --------  ----------
                                                   GS SHORT DURATION TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $0.0300   $9.96     4.50%      0.45%      4.21%    231.65%    $34,814   1.01%      3.65%
1996-Administra-
 tion Shares....    0.0300    9.96     4.24       0.70       3.96     231.65          48   1.26       3.40
1996-Service
 Shares.........    0.0200    9.97     3.98       0.95       3.74     231.65         695   1.51       3.18
1995-Institu-
 tional Shares..    0.1500    9.94     5.98       0.45       4.31     259.52      58,389   0.77       3.99
1995-Administra-
 tion Shares....    0.1500    9.94     5.76       0.70       4.14     259.52          46   1.02       3.82
1995-Service
 Shares.........    0.1600    9.95     5.59       0.95       3.87     259.52         454   1.27       3.55
1994-Institu-
 tional Shares..   (0.4400)   9.79     0.17       0.45       3.74     354.00      83,704   0.61       3.58
1994-Administra-
 tion Shares....   (0.4400)   9.79    (0.11)      0.70       3.51     354.00       3,866   0.86       3.35
1994-Service
 Shares(j)......   (0.0700)   9.79    (0.32)(f)   0.95(b)    4.30(b)  354.00         440   1.11(b)    4.14(b)
1993-Institu-
 tional Shares..    0.3000   10.23     7.03       0.41       3.70     404.60     115,803   1.06       3.05
1993-Administra-
 tion
 Shares(j)......    0.0720   10.23     2.28(f)    0.70(b)    3.32(b)  404.60         911   1.07(b)    2.95(b)

FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER 31,
----------------------------------------------------
1992-Institu-
 tional Shares..   (0.0700)   9.93    (0.34)(f)   0.05(b)    4.58(b)   31.19(f)   14,601   2.68(b)    1.95(b)

-------------------------------------------------------------------------------

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                        NET REALIZED   NET REALIZED
                                       AND UNREALIZED AND UNREALIZED   TOTAL
                                        GAIN (LOSS)    GAIN (LOSS)     INCOME
                  NET ASSET            ON INVESTMENT,   ON FOREIGN     (LOSS)
                  VALUE AT     NET       OPTION AND      CURRENCY       FROM
                  BEGINNING INVESTMENT    FUTURES        RELATED     INVESTMENT
                  OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS  OPERATIONS
                  --------- ---------- -------------- -------------- ----------
                                     GS CORE FIXED INCOME FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
tional Shares...   $10.00    $0.6448      $(0.0704)           --      $0.5744
1996-Administra-
tion Shares(1)..     9.91     0.4083       (0.0703)           --       0.3380
1996-Service
Shares(1).......     9.77     0.3756        0.0898            --       0.4654
1995-Institu-
tional Shares...     9.24     0.6423        0.7610            --       1.4033

FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-Institu-
tional Shares...    10.00     0.4648       (0.7617)           --      (0.2969)

                                   GLOBAL INCOME FUND
-------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $14.45    $  0.71      $   0.62       $   0.18     $  1.51
1996-Class B
shares(m).......    14.03       0.34          0.41           0.11        0.86
1996-
Institutional
shares..........    14.45       1.15          0.32           0.10        1.57
1995-Class A
shares..........    13.43       0.89          0.92           0.15        1.96
1995-
Institutional
shares(m).......    14.09       0.22          0.34           0.06        0.62
1994-Class A
shares..........    15.07       0.84         (1.37)         (0.12)      (0.65)
1993-Class A
shares..........    14.69       0.85          1.07          (0.42)       1.50
1992-Class A
shares..........    14.60       1.14          0.45          (0.36)       1.23

FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........    14.55       0.25          0.23          (0.19)       0.29

--------------------------------------------------------------------------------

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  -----------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM        TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID    DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN          TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL   SHAREHOLDERS
                  ---------- ------------ ---------- ------------ --------  -------------
                                         GS CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
tional Shares...   $(0.6438)   $(0.0806)        --          --         --     $(0.7244)
1996-Administra-
tion Shares(1)..    (0.4080)        --          --          --         --      (0.4080)
1996-Service
Shares(1).......    (0.3754)        --          --          --         --      (0.3754)
1995-Institu-
tional Shares...    (0.6433)        --          --          --         --      (0.6433)

FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-Institu-
tional Shares...    (0.4648)        --          --          --         --      (0.4648)

                                         GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $  (1.43)        --          --          --         --     $  (1.43)
1996-Class B
shares(m).......      (0.36)        --          --          --         --        (0.36)
1996-
Institutional
shares..........      (1.50)        --          --          --         --        (1.50)
1995-Class A
shares..........      (0.94)        --          --          --         --        (0.94)
1995-
Institutional
shares(m).......      (0.26)        --          --          --         --        (0.26)
1994-Class A
shares..........      (0.22)      (0.16)        --          --       (0.61)      (0.99)
1993-Class A
shares..........      (0.85)      (0.27)        --          --         --        (1.12)
1992-Class A
shares..........      (1.14)        --          --          --         --        (1.14)

FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........      (0.24)        --          --          --         --        (0.24)

--------------------------------------------------------------------------------

                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------
                                               RATIO OF   RATIO OF                NET               RATIO OF
                     NET      NET                NET        NET                  ASSETS  RATIO OF     NET
                   INCREASE  ASSET             EXPENSES  INVESTMENT              AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                TO       INCOME                  OF       TO       INCOME
                    IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO    PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      (IN      NET      AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)    ASSETS   NET ASSETS
                  ---------- ------ ---------  --------  ---------- ---------   -------- --------  ----------
                                                   GS CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
tional Shares...   $(0.1500)  $9.85    5.98%     0.45%      6.51%    414.20%     $72,061   0.83%      6.13%
1996-Administra-
tion Shares(1)..    (0.0700)   9.84    3.56(f)   0.70(b)    6.41(b)  414.20          702   1.08(b)    6.03(b)
1996-Service
Shares(1).......     0.0900    9.86    4.90(f)   0.95(b)    6.37(b)  414.20          381   1.33(b)    5.99(b)
1995-Institu-
tional Shares...     0.7600   10.00   15.72      0.45       6.56     383.26       55,502   0.96       6.05

FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-Institu-
tional Shares...    (0.7617)   9.24   (3.00)     0.45(b)    6.48(b)  288.25       24,508   1.46(b)    5.47(b)

                                                   GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $   0.08  $14.53   11.05      1.16       5.81     232.15     $198,665   1.64       5.33
1996-Class B
shares(m).......       0.50   14.53    6.24(f)   1.70(b)    5.16(b)  232.15          256   2.14(b)    4.72(b)
1996-
Institutional
shares..........       0.07   14.52   11.55      0.65       6.35     232.15       54,254   1.11       5.89
1995-Class A
shares..........       1.02   14.45   15.08      1.29       6.23     265.86      245,835   1.58       5.94
1995-
Institutional
shares(m).......       0.36   14.45    4.42(f)   0.65(b)    6.01(b)  265.86       31,619   1.08(b)    5.58(b)
1994-Class A
shares..........      (1.64)  13.43   (4.49)     1.28       5.73     343.74      396,584   1.53       5.48
1993-Class A
shares..........       0.38   15.07   10.75      1.30       5.78     313.88      675,662   1.55       5.53
1992-Class A
shares..........       0.09   14.69    8.77      1.37       7.85     270.75      588,893   1.62       7.60

FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........       0.05   14.60    2.00      0.38(f)    1.72(f)   34.22(f)   388,744   0.44(f)    1.66(f)

----------
(a)Calculated based on the average shares outstanding methodology.
(b)Annualized.
(c)Class A share activity commenced on May 15, 1995.
(d)Includes the effect of mortgage dollar roll transactions.
(e)Administration share activity commenced on April 15, 1993.
(f)Not annualized.
(g)Commencement of operations.
(h)GS Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.
(i)Service share activity commenced on April 10, 1996.
(j)Administration and service share activity commenced on May 20, 1993 and September 20, 1994 respectively.
(k)Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and not sales charges. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(l)Administration and Service share activity commenced on February 28, 1996 and March 13, 1996 respectively.
(m)Institutional and Class B shares commenced on June 1, 1995 and May 1, 1996, respectively.

With respect to GS Short Duration Tax-Free Fund:

  The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

With respect to GS Core Fixed Income Fund:

  Non-dollar securities in which the Fund invests will be rated at least AA by S&P or Aa by Moody's at the time of investment.

  Emerging Markets. The Core Fixed Income Fund may invest up to 10% of its total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described in the attached Prospectus, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of the Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding the Fund's investments in emerging markets.

The following replaces the information provided for Short Duration Tax-Free Fund under the caption "Management--Investment Advisers, Subadviser and Administrator:"

  The Fund's portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in Goldman Sachs's Municipal Finance Department.

The following is added under the caption "Management--Investment Advisers, Subadviser and Administrator:"

  For the fiscal year ended October 31, 1996, GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund, paid advisory fees at the rate of .40%, .40%, .40%, .40% and .44%, respectively, of average daily net assets and Goldman Sachs Global Income Fund paid administration fees at the rate of .15% of average daily net assets.

The following is added under the caption "Shares of the Trust:"

  At a shareholders meeting called for April 1, 1997, shareholders of each Fund as of January 31, 1997 will consider a proposal to reorganize the Funds into series of a Delaware business trust. The above description regarding shares of the Funds applies equally to shares of a Delaware business trust except that, under Delaware law, shareholders of a Delaware business trust are not personally liable as partners for the obligations of a Delaware business trust.

As of January 31, 1997, the shareholder listed below owned of record 25% or more of the outstanding Institutional Shares of Short Duration Government
Fund:

            State Street Bank and Trust Company  32.50%
            P.O. Box 1992
            Boston, MA 02105

As of January 31, 1997, the shareholders listed below owned of record 25% or more of the outstanding Institutional Shares of Core Fixed Income Fund:

            Vinson and Elkins Lawyers            51%
             Retirement Plan
            Texas Commerce Bk
            PO Box 2568
            Houston, TX 77252

            St. Barnabas                         31%
            One New York Plaza
            42nd Floor
            New York, NY 10004

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996

                                                GOLDMAN SACHS TRUST
                                               INSTITUTIONAL SHARES

        TABLE OF CONTENTS             GS ADJUSTABLE RATE GOVERNMENT FUND

                                        Seeks a high level of current income,
                                        consistent with low volatility of prin-
                               PAGE     cipal. The Fund invests primarily in ad-
                               ----     justable rate mortgage pass-through se-
                                        curities and other mortgage securities
Fund Highlights...............   1      with periodic interest rate resets,
Fees and Expenses.............   5      which are issued or guaranteed by the
Financial Highlights..........   7      U.S. Government, its agencies, instru-
Investment Objectives and               mentalities or sponsored enterprises.
  Policies....................  11
Description of Securities.....  15    GS SHORT DURATION GOVERNMENT FUND
Risk Factors..................  22
Investment Techniques.........  23      Seeks a high level of current income and
Investment Restrictions.......  27      secondarily, in seeking current income,
Portfolio Turnover............  27      may also consider the potential for cap-
Management....................  28      ital gain. The Fund invests primarily in
Dividends.....................  31      securities issued or guaranteed by the
Net Asset Value...............  32      U.S. Government, its agencies, instru-
Performance Information.......  32      mentalities or sponsored enterprises.
Shares of the Trust...........  33
Taxation......................  34    GS SHORT DURATION TAX-FREE FUND
Additional Information........  36
Reports to Shareholders.......  37      Seeks a high level of current income,
Purchase of Institutional               consistent with relatively low volatil-
  Shares......................  37      ity of principal, that is exempt from
Exchange Privilege............  39      regular federal income tax. The Fund in-
Redemption of Institutional             vests primarily in municipal securities.
  Shares......................  40
Appendix...................... A-1    GS CORE FIXED INCOME FUND
Account Application
                                        Seeks a total return consisting of capi-tal appreciation and income that exceeds the total return of the Lehman Brothers
                                        Aggregate Bond Index. The Fund invests
                                        primarily in fixed income securities,
                                        including securities issued or guaran-
                                        teed by the U.S. Government, its agen-
                                        cies, instrumentalities or sponsored en-terprises, corporate securities, mort-gage-backed securities and asset-backed securities.

                                      GOLDMAN SACHS GLOBAL INCOME FUND

                                        Seeks a high total return, emphasizing
                                        current income and, to a lesser extent,
                                        providing opportunities for capital ap-
                                        preciation. The Fund invests primarily
                                        in a portfolio of high quality fixed in-come securities of U.S. and foreign is-suers and foreign currencies.

                                                       (continued on next page)

                                  ----------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

-------------------------------------------------------------------------------------------------------------
                         ADJUSTABLE RATE SHORT DURATION                   CORE FIXED
                           GOVERNMENT      GOVERNMENT   SHORT DURATION      INCOME         GLOBAL INCOME
                              FUND            FUND       TAX-FREE FUND       FUND              FUND
                         --------------- -------------- --------------- --------------- -------------------
  INVESTMENT OBJECTIVES  A high level    A high level   A high level of Total return      A high total
                         of current      of current     current income, consisting of     return, emphasizing
                         income,         income, and    consistent with capital           current income and,
                         consistent      secondarily,   low volatility  appreciation      to a lesser extent,
                         with low        in seeking     of principal,   and income that   providing
                         volatility of   current        that is exempt  exceeds the       opportunities for
                         principal.      income, may    from regular    total return of   capital
                                         also consider  federal income  the Lehman        appreciation.
                                         the potential  tax.            Brothers
                                         for capital                    Aggregate Bond
                                         gain.                          Index.
 ------------------------------------------------------------------------------------------------------------
  DURATION               Target = 6-     Target = 2-    Target = Lehman Target = Lehman   Target = J.P.
                         month to 1-     year U.S.      Brothers 3-year Brothers          Morgan Global
                         year U.S.       Treasury       Municipal Bond  Aggregate Bond    Government Bond
                         Treasury        Security plus  Index plus or   Index plus or     Index (hedged) plus
                         Security        or minus .5    minus .5 years  minus 1year       or minus 2.5 years
                                         years
                         Maximum = 2     Maximum = 3    Maximum = 4     Maximum = 6
                         years           years          years           years             Maximum = 7.5 years
 ------------------------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST   9-month note    2-year bond    3-year bond     5-year bond       6-year bond
   RATE SENSITIVITY
-------------------------------------------------------------------------------------------------------------

                                                                    (continued)

                      ADJUSTABLE RATE   SHORT DURATION                    CORE FIXED
                        GOVERNMENT        GOVERNMENT   SHORT DURATION       INCOME          GLOBAL INCOME
                           FUND              FUND      TAX-FREE FUND         FUND               FUND
                     -----------------  -------------- -------------- ------------------   ---------------
  INVESTMENT SECTOR   At least 65% of   At least 65%   At least 80%    At least 65% of     Securities of
                      total assets in   of total       of net assets   assets in fixed     U.S. and
                      securities issued assets in U.S. in Municipal    income securities,  foreign
                      or guaranteed by  Government     Securities.     including U.S.      governments and
                      the U.S.          Securities and                 Government          corporations.
                      Government, its   repurchase                     Securities,
                      agencies,         agreements                     corporate,
                      instrumentalities collateralized                 mortgage-backed
                      or sponsored      by such                        and asset-backed
                      enterprises       securities.                    securities.
                      ("U.S. Government
                      Securities") that
                      are adjustable
                      rate mortgage
                      pass-through
                      securities and
                      other mortgage
                      securities with
                      periodic interest
                      rate resets.
 ---------------------------------------------------------------------------------------------------------
  CREDIT QUALITY      U.S. Government   U.S.           Minimum = A     Minimum = BBB/Baa   Minimum = AA/Aa
                      Securities        Government                     Minimum for         or A if
                                        Securities                     foreign             sovereign
                                                                       securities = AA/Aa  issuer
                                                                                           At least 50% =
                                                                                           AAA/Aaa
 ---------------------------------------------------------------------------------------------------------
  OTHER INVESTMENTS   Fixed rate        Mortgage pass- U.S.            Foreign fixed       Mortgage and
                      mortgage pass-    through        Government      income, municipal   asset- backed
                      through           securities and Securities and  and convertible     securities,
                      securities and    other          repurchase      securities,         foreign
                      repurchase        securities     agreements      foreign currencies  currencies and
                      agreements        representing   collateralized  and repurchase      repurchase
                      collateralized by an interest in by such         agreements          agreements
                      U.S. Government   or             securities.     collateralized by   collateralized
                      Securities.       collateralized                 U.S. Government     by U.S.
                                        by mortgage                    Securities.         Government
                                        loans.                                             Securities or
                                                                                           certain foreign
                                                                                           government
                                                                                           securities.
 ---------------------------------------------------------------------------------------------------------
  BENCHMARK           6-month and 1-    2-Year U.S.    Lehman          Lehman Brothers     JP Morgan
                      year U.S.         Treasury       Brothers 3-     Aggregate Bond      Global
                      Treasury security security       Year Municipal  Index               Government Bond
                                                       Bond Index                          Index (hedged)

--------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable to the Core Fixed Income and Global Income Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline.

 Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

   Non-Diversification. Global Income Fund is a "non-diversified" fund as defined under the Investment Company Act of 1940, as amended (the "Act") and is therefore subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions".

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as the Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management acts as administrator to the Global Income Fund and serves as the Investment Adviser to the Short Duration Tax-Free, Core Fixed Income and Global Income Funds. Goldman Sachs Asset Management International serves as subadviser to the Global Income Fund. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

   The minimum initial investment is $50,000 ($1,000,000 for the Global Income Fund) in Institutional Shares of the Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

   You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares".

 HOW DO I SELL MY INSTITUTIONAL SHARES?

   You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information", at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
                                                   DIVIDENDS
                                               ------------------ CAPITAL GAINS
    FUND                                       DECLARED    PAID   DISTRIBUTION
    ----                                       ------------------ -------------
  Adjustable Rate Government.................. Daily     Monthly  Annually
  Short Duration Government................... Daily     Monthly  Annually
  Short Duration Tax-Free..................... Daily     Monthly  Annually
  Core Fixed Income........................... Daily     Monthly  Annually
  Global Income............................... Monthly   Monthly  Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of Goldman Sachs Money Market Trust. For further information concerning dividends, see "Dividends".

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)


                                           SHORT      SHORT
                         ADJUSTABLE RATE  DURATION   DURATION   CORE FIXED  GLOBAL
                           GOVERNMENT    GOVERNMENT  TAX-FREE     INCOME    INCOME
                              FUND          FUND       FUND        FUND      FUND
                         --------------- ----------  --------   ----------  ------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on
   Purchases............      none          none       none        none      none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............      none          none       none        none      none
  Redemption Fees.......      none          none       none        none      none
  Exchange Fees.........      none          none       none        none      none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of
 average daily net
 assets)
  Management Fees (after
   fee adjustments).....      0.40%/1/      0.40%/2/   0.40%/3/    0.40%/4/  0.59%/5/
  Distribution (Rule
   12b-1) Fees..........      none          none       none        none      none
  Other Expenses (after
   applicable
   limitations).........      0.05%/1/      0.05%/2/   0.05%/3/    0.05%/4/  0.06%/5/
                              ----          ----       ----        ----      ----
  TOTAL FUND OPERATING
   EXPENSES
   (AFTER FEE AND
   EXPENSE
   LIMITATIONS).........      0.45%/1/      0.45%/2/   0.45%/3/    0.45%/4/  0.65%/5/
                              ====          ====       ====        ====      ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

      FUND                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
      ----                                       ------ ------- ------- --------
Adjustable Rate Government......................  $ 5     $14     $25     $57
Short Duration Government.......................  $ 5     $14     $25     $57
Short Duration Tax-Free.........................  $ 5     $14     $25     $57
Core Fixed Income...............................  $ 5     $14     $25     $57
Global Income...................................  $ 7     $21     $36     $81

--------
/1/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.13% and 0.53%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.06% and 0.46%, respectively.

/2/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The

    Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.50%, 0.22% and 0.72%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/3/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.37% and 0.77%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/4/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.56% and 0.96%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/5/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15% respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding advisory, subadvisory and administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.90%, 0.14% and 1.04%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.55%, 0.10% and 0.65%, respectively.

  The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Administration Shares and Service Shares; Adjustable Rate Government Fund also offers Administration Shares, Service Shares and Class A Shares; and Global Income Fund also offers Service Shares, Class A Shares and Class B Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management --Investment Advisers, Subadviser and Administrator".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                    ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.74    $0.5630(c)    $0.0717 (c)      --        $0.6347(c)
1995--Administration
Shares..........         9.74     0.5366(c)     0.0737 (c)      --         0.6103(c)
1995--Class A
Shares (d)......         9.79     0.2721(c)    (0.0090)(c)      --         0.2631(c)
1994--Institutional
Shares..........        10.00     0.4341(c)    (0.2455)(c)      --         0.1886(c)
1994--Administration
Shares..........        10.00     0.4211(c)    (0.2572)(c)      --         0.1639(c)
1993--Institutional
Shares..........        10.04     0.4397       (0.0376)(a)      --         0.4021
1993--Administration
Shares(f).......        10.02     0.2146       (0.0173)(a)      --         0.1973
1992--Institutional
Shares..........        10.03     0.5599       (0.0029)(a)      --         0.5570

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........        10.00     0.1531        0.0322 (a)      --         0.1853

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                            ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $(0.5759)      $--       $(0.0287)        $--        $--      $(0.6046)
1995--Administration
Shares..........        (0.5528)       --        (0.0275)         --         --       (0.5803)
1995--Class A
Shares (d)......        (0.2697)       --        (0.0134)         --         --       (0.2831)
1994--Institutional
Shares..........        (0.4486)       --            --           --         --       (0.4486)
1994--Administration
Shares..........        (0.4239)       --            --           --         --       (0.4239)
1993--Institutional
Shares..........        (0.4397)       --        (0.0024)         --         --       (0.4421)
1993--Administration
Shares(f).......        (0.2146)       --        (0.0027)         --         --       (0.2173)
1992--Institutional
Shares..........        (0.5470)       --            --           --         --       (0.5470)

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........        (0.1553)       --            --           --         --       (0.1553)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                              OF FEES OR
                                                                                                          EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                        ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........        $0.0301    $ 9.77      6.75%       0.46%      5.77%       24.12%    $ 657,358      0.53%        5.70%
1995--Administration
Shares..........         0.0300      9.77      6.48        0.71       5.50        24.12         3,572      0.78         5.43
1995--Class A
Shares (d)......        (0.0200)     9.77      2.74        0.69(e)    5.87(e)     24.12        15,203      1.01(e)      5.55(e)
1994--Institutional
Shares..........        (0.2600)     9.74      1.88        0.46       4.38        37.81       942,523      0.49         4.35
1994--Administration
Shares..........        (0.2600)     9.74      1.63        0.71       4.27        37.81         6,960      0.74         4.24
1993--Institutional
Shares..........        (0.0400)    10.00      4.13        0.45       4.36       103.74     2,760,871      0.48         4.33
1993--Administration
Shares(f).......        (0.0200)    10.00      2.01(k)     0.70(e)    3.81(e)    103.74         5,326      0.73(e)      3.78(e)
1992--Institutional
Shares..........         0.0100     10.04      6.12        0.42       5.61       286.40     2,145,064      0.55         5.48

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........         0.0300     10.03      2.14(k)     0.20(e)    7.31(e)    145.67(e)    239,642      1.02(e)      6.49(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                    SHORT DURATION GOVERNMENT FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--
Institutional
Shares..........       $ 9.64    $0.6652(c)    $ 0.1666 (c)     $--       $0.8318(c)
1995--Administration
Shares..........         9.64     0.2384(c)     (0.0433)(c)      --        0.1951(c)
1994--
Institutional
Shares..........        10.14     0.5628(c)     (0.4592)(c)      --        0.1036(c)
1994--Administration
Shares..........        10.14     0.5329(c)     (0.4539)(c)      --        0.0790(c)
1993--
Institutional
Shares..........        10.16     0.5627        (0.0135)(a)      --        0.5492
1993--Administration
Shares(f).......        10.23     0.2725        (0.0900)(a)      --        0.1825
1992--
Institutional
Shares..........        10.22     0.6703        (0.0600)(a)      --        0.6103
1991--
Institutional
Shares..........        10.00     0.8020         0.2200 (a)      --        1.0220
1990--
Institutional
Shares..........        10.07     0.8300        (0.0700)(a)      --        0.7600
1989--
Institutional
Shares..........        10.10     0.8800            --           --        0.8800

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--
Institutional
Shares..........        10.00     0.1800       0.1000(a)         --        0.2800

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                            SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--
Institutional
Shares..........       $(0.6518)   $    --     $    --          $--       $    --     $(0.6518)
1995--Administration
Shares..........        (0.2051)        --          --           --            --      (0.2051)
1994--
Institutional
Shares..........        (0.5598)    (0.0438)        --           --            --      (0.6036)
1994--Administration
Shares..........        (0.5352)    (0.0438)        --           --            --      (0.5790)
1993--
Institutional
Shares..........        (0.5627)        --      (0.0065)         --            --      (0.5692)
1993--Administration
Shares(f).......        (0.2725)        --          --           --            --      (0.2725)
1992--
Institutional
Shares..........        (0.6703)        --          --           --            --      (0.6703)
1991--
Institutional
Shares..........        (0.8020)        --          --           --            --      (0.8020)
1990--
Institutional
Shares..........        (0.8300)        --          --           --            --      (0.8300)
1989--
Institutional
Shares..........        (0.8800)        --          --           --        (0.0300)    (0.9100)

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--
Institutional
Shares..........        (0.1800)        --          --           --            --      (0.1800)


                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                         EXPENSE LIMITAITONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                          SHORT DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--
Institutional
Shares..........        0.1800    $ 9.82       8.97%      0.45%       6.87%       292.56%     $103,760      0.72%      6.60%
1995--Administration
Shares..........       (0.0100)     9.63(h)    2.10       0.70(e)     7.91(e)     292.56           --       0.90(e)    7.71(e)
1994--
Institutional
Shares..........       (0.5000)     9.64       0.99       0.45        5.69        289.79       193,095      0.59       5.55
1994--Administration
Shares..........       (0.5000)     9.64       0.73       0.70        5.38        289.79           730      0.84       5.24
1993--
Institutional
Shares..........       (0.0200)    10.14       5.55       0.45        5.46        411.66       359,708      0.64       5.31
1993--Administration
Shares(f).......       (0.0900)    10.14       1.74       0.70(e)     4.84(e)     411.66        16,490      0.80(e)    4.74(e)
1992--
Institutional
Shares..........       (0.0600)    10.16       6.24       0.45        6.60        216.07       277,927      0.69       6.36
1991--
Institutional
Shares..........        0.2200     10.22      10.93       0.45        8.25        155.44       158,848      0.79       7.91
1990--
Institutional
Shares..........       (0.0700)    10.00       8.23       0.45        8.62        173.21        68,995      0.95       8.12
1989--
Institutional
Shares..........       (0.0300)    10.07       9.08       0.46        8.71        137.37        31,015      1.39       7.78

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--
Institutional
Shares..........        0.1000     10.10       3.30       0.55(e)     8.55(e)     167.00(e)     39,052      1.42(e)    7.68(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                    SHORT DURATION TAX-FREE FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.79    $0.4235(c)    $0.1500 (c)      $--       $0.5735 (c)
1995--Administration
Shares..........         9.79     0.3989(c)     0.1500 (c)       --        0.5489 (c)
1995--Service
Shares..........         9.79     0.3744(c)     0.1600 (c)       --        0.5344 (c)
1994--Institutional
Shares..........        10.23     0.3787(c)    (0.3575)(c)       --        0.0212 (c)
1994--Administration
Shares..........        10.23     0.3537(c)    (0.3575)(c)       --       (0.0038)(c)
1994--Service
Shares(i).......         9.86     0.0475(c)    (0.0700)(c)       --       (0.0225)(c)
1993--Institutional
Shares..........         9.93     0.3834        0.3000 (a)       --        0.6834
1993--Administration
Shares(i).......        10.16     0.1555        0.0720 (a)       --        0.2275

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        10.00     0.0341       (0.0700)(a)       --       (0.0359)

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                    SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $(0.4235)    $   --        $ --         $ --         $ --      $(0.4235)
1995--Administration
Shares..........        (0.3989)        --          --           --           --       (0.3989)
1995--Service
Shares..........        (0.3744)        --          --           --           --       (0.3744)
1994--Institutional
Shares..........        (0.3787)    (0.0825)        --           --           --       (0.4612)
1994--Administration
Shares..........        (0.3537)    (0.0825)        --           --           --       (0.4362)
1994--Service
Shares(i).......        (0.0475)        --          --           --           --       (0.0475)
1993--Institutional
Shares..........        (0.3834)        --          --           --           --       (0.3834)
1993--Administration
Shares(i).......        (0.1555)        --          --           --           --       (0.1555)

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        (0.0341)        --          --           --           --       (0.0341)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                         EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                          SHORT DURATION TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $0.1500     $9.94       5.98%        0.45%      4.31%     259.52%      $58,389      0.77%        3.99%
1995--Administration
Shares..........        0.1500      9.94       5.76         0.70       4.14      259.52            46      1.02         3.82
1995--Service
Shares..........        0.1600      9.95       5.59         0.95       3.87      259.52           454      1.27         3.55
1994--Institutional
Shares..........       (0.4400)     9.79       0.17         0.45       3.74      354.00        83,704      0.61         3.58
1994--Administration
Shares..........       (0.4400)     9.79      (0.11)        0.70       3.51      354.00         3,866      0.86         3.35
1994--Service
Shares(i).......       (0.0700)     9.79      (0.32)(k)     0.95(e)    4.30(e)   354.00            44      1.11(e)      4.14(e)
1993--Institutional
Shares..........        0.3000     10.23       7.03         0.41       3.70      404.60       115,803      1.06         3.05
1993--Administration
Shares(i).......        0.0720     10.23       2.28 (k)     0.70(e)    3.32(e)   404.60           911      1.07(e)      2.95(e)

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........       (0.0700)     9.93      (0.34)(k)     0.05(e)    4.58(e)    31.19(k)     14,601      2.68(e)      1.95(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                         CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........         9.24     0.6423        0.7610           --        1.4033

FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
1994--Institutional
Shares..........        10.00     0.4648       (0.7617)          --       (0.2969)

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                               CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........        (0.6433)        --           --          --          --       (0.6433)

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........        (0.4648)        --           --          --          --       (0.4648)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                         EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                          CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........        0.7600      10.00      15.72       0.45       6.56      383.26(j)     55,502       0.96        6.05

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........       (0.7617)      9.24      (3.00)      0.45(e)    6.48(e)   288.25(j)     24,508       1.46(e)     5.47(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                        GLOBAL INCOME FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........      $13.43     $0.89         $0.92           $0.15        $1.96
1995--Institutional
shares (l)......       14.09      0.22          0.34            0.06         0.62
1994--Class A
shares..........       15.07      0.84         (1.37)          (0.12)       (0.65)
1993--Class A
shares..........       14.69      0.85          1.07           (0.42)        1.50
1992--Class A
shares..........       14.60      1.14          0.45           (0.36)        1.23

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........       14.55      0.25          0.23           (0.19)        0.29


                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                                 GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........       $(0.94)        $--          $--          $--         $--       $(0.94)
1995--Institutional
shares (l)......        (0.26)         --           --           --          --        (0.26)
1994--Class A
shares..........        (0.22)       (0.16)         --           --        (0.61)      (0.99)
1993--Class A
shares..........        (0.85)       (0.27)         --           --          --        (1.12)
1992--Class A
shares..........        (1.14)         --           --           --          --        (1.14)

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........        (0.24)         --           --           --          --        (0.24)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                          EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                              GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........       $1.02       $14.45     15.08%     1.29%       6.23%       265.86%     $245,835      1.58%        5.94%
1995--Institutional
shares (l)......        0.36        14.45      4.42      0.65(e)     6.01(e)     265.86        31,619      1.08(e)      5.58(e)
1994--Class A
shares..........       (1.64)       13.43     (4.49)     1.28        5.73        343.74       396,584      1.53         5.48
1993--Class A
shares..........        0.38        15.07     10.75      1.30        5.78        313.88       675,662      1.55         5.53
1992--Class A
shares..........        0.09        14.69      8.77      1.37        7.85        270.75       588,893      1.62         7.60
FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........        0.05        14.60      2.00      0.38(k)     1.72(k)      34.22       388,744      0.44(k)     1.66(k)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(c) Calculated based on the average shares outstanding methodology.
(d) Class A shares commenced operations on May 15, 1995.
(e) Annualized.
(f) Administration share activity commenced on April 15, 1993.
(g) Commencement of operations.
(h) Short Duration Government Administration shares were redeemed in full on February 23, 1995. Amount shown represents net asset value on February 23, 1995.
(i) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.
(j) Includes the effect of mortgage dollar roll transactions.
(k) Not annualized.
(l) Institutional shares commenced operations on August 1, 1995.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital gain.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the 2-year U.S. Treasury security, plus or minus .5 years (currently 1.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 3 years. The approximate interest rate sensitivity of the Fund is comparable to a 2-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 3-year Municipal Bond Index, plus or minus .5 years (currently 2.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 4 years. The approximate interest rate sensitivity of the Fund is comparable to a 3-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least A by S&P or Moody's. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus 1 year (currently, 4.7 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa or in their equivalent ratings category by S&P or Moody's. The securities currently included in the index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. Government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed income securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. The non-U.S. dollar-denominated fixed income securities in which the Fund may invest will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions to seek to hedge its exposure to foreign currencies. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques".

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years (currently 5.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its portfolio.

  The fixed income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. However, the Fund may also invest in obligations of a sovereign issuer, denominated in the issuer's own currency, rated at least A by S&P or Moody's. The Fund will invest at least 50% of its net assets in securities rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions both to seek to enhance returns for a given level of risk and to seek to hedge its exposure to foreign currencies. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices desired under "Investment Techniques".

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. With respect to other countries, not more than 25% of the Fund's total assets will be invested in securities of any other foreign country.


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National

Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income and Global Income Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests will be subject to the same rating criteria as its other investments in fixed income securities.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Core Fixed Income and Global Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income and Global Income Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund, invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income and Global Income Funds may invest in fixed income securities of foreign issuers denominated in any currency. However, the Core Fixed Income Fund will limit its investments in non-U.S. dollar-denominated fixed income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income and Global Income Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income and Global Income Funds will usually involve currencies of foreign countries, and because the Global Income Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Global Income Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Global Income Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Global Income Fund enters into a forward foreign currency exchange contract to sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. A Fund will incur costs in connection with conversions between various currencies. The Global Income Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Funds offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.

                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income and Global Income Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Global Income Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Global Income Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income (but only for hedging purposes) and Global Income Funds, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income and Global Income Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income and Global Income Funds may enter into currency swaps for hedging purposes and the Global Income Fund may also enter into currency swaps to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to a Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Internal Revenue Code (the "Code") for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Global Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars,
(iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts, (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments and (viii) with respect to the Core Fixed Income Fund, investments in securities of issuers in countries with emerging markets and economies. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS


  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFICATION STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER


  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds and investment adviser and administrator to the Global Income Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the subadviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 31, 1996, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, and in the case of the Global Income Fund under a Subadvisory Agreement, the subadviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Prior to 1992, he spent two years managing multi-currency fixed income and balanced portfolios at Invesco MIM Limited, where he was a senior member of the derivative products group. Prior to his employment at Invesco, Mr. Fitzgerald spent three years with Foreign and Colonial Management Limited in London managing fixed income and derivative funds, and, prior to that, in the treasury department of NRMA Insurance Limited in Sydney. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies. Prior to his employment at Rothschild, Mr. Wilson spent seven years at the Reserve Bank of New Zealand, his most recent position as Trading Manager of foreign reserves management. Mr. Wilson's employment at the Reserve Bank at New Zealand also included a two year assignment to the foreign investment unit at the Bank of England in London.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSFM is entitled to a fee from the Short Duration Government and Adjustable Rate Government Funds, computed daily and payable monthly, at the annual rates of 0.50% and 0.40%, respectively, of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Short Duration Government Fund at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Short Duration Tax-Free, Core Fixed Income and Global Income Funds, computed daily and payable monthly, at the annual rates of 0.40%, 0.40% and 0.25%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the Global Income Fund at the annual rate of 0.12% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to a Subadvisory Agreement, GSAMI is entitled to a fee from the Global Income Fund, computed daily and payable monthly at the annual rate of 0.50% of average daily net assets; however, GSAMI is currently only imposing its subadvisory fee with respect to the Global Income Fund at the annual rate of 0.32% of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds paid fees at the foregoing rates. At various times during the fiscal year ended October 31, 1995, GSAM and GSAMI waived part of their investment advisory and subadvisory fees, respectively, for the Global Income Fund. The average rate for the period paid by the Global Income Fund to GSAM and GSAMI was 0.22% and 0.45%, respectively. Without giving effect to fee limitations, the aggregate management fees paid by the Global Income Fund are higher than the fees paid by most funds but the Investment Adviser and subadviser believe such fees are comparable to management fees paid by funds with similar investment strategies.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement. In addition, the Investment Advisers to the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free, Core Fixed Income and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding any applicable fees payable by the Fund classes to service organizations, administration, advisory and subadvisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses to the extent such expenses exceed 0.05%, 0.05%, 0.05%, 0.05% and 0.06% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with the Global Income Fund, GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and professional services to the Global Income Fund by others; provides office facilities; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Global Income Fund, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of such Fund's average daily net assets. For the period ended October 31, 1995, the Global Income Fund paid GSAM a fee for administration services at the foregoing rate. GSAM has agreed to reduce its fees payable by the Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund for transfer agency services. Goldman Sachs is entitled to receive a fee from the Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds equal to 0.04% of the average daily net assets of each Fund. Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund equal to each class' proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing agents) applicable to Class A shares plus 0.04% of the average daily net assets of the other classes of the Adjustable Rate Government Fund.


                                   DIVIDENDS


  Each Fund (other than the Global Income Fund) will declare a daily dividend. Such dividend will accrue to shareholders of record as of 3:00 p.m. Chicago time, and will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Shares of Global Income Fund will be eligible for dividends which accrue on or after the date such shares are purchased and will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Funds also intend that all net realized long-term and short-term capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE


  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION


  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST


  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds each offer Institutional Shares, Administration Shares and Service Shares. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares. The Global Income Fund offers Institutional Shares, Service Shares, Class A shares and Class B shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of November 30, 1995, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of such Fund: Short Duration Government Fund--State Street Bank & Trust Company--

Goldman Sachs Employee Trust--One Enterprise Drive, No. Quincy, MA 02171 (30.64%) and Short Duration Tax-Free Fund--MGIC, Attn: James McGinnis, P.O. Box 297, Milwaukee, WI 53201 (27.16%).

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Short Duration Tax-Free Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Services or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income and Global Income Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Fund so elects, shareholders will include in their gross incomes (in addition to dividends they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled to take federal income tax credits or deductions with respect to such taxes. It is not expected that the Core Fixed Income Fund will qualify to make this election. If either Fund cannot or does not so elect, it may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION


  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Institutional Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each Institutional Shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual monthly statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided upon request made to Goldman Sachs.

SUB-ACCOUNTING SERVICE

  Each Fund has designed special procedures to assist institutional investors (including banks) desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service unless otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month end and the income, if any, together with the total share balance and income, if any, for the master account. The Global Income Fund does not generally provide sub-accounting services.


                       PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order is received by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value". Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares" .

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to The Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft payable to "Goldman Sachs Trust--Name of Fund" and should be directed to Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

  The minimum initial investment is $50,000 in Institutional Shares of a Fund alone or in combination with Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and the corresponding class of any portfolio of Goldman Sachs Money Market Trust. The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to State Street or initiating an ACH transfer. Purchases may also be made by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" and should be directed to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

  The minimum initial investment is $1,000,000 in Institutional Shares of the Global Income Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of Global Income Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients;
(b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) qualified non-profit organizations, charitable trusts, foundations and endowments; (d) any state, county, city or any instrumentality, department, authority or agency thereof; (e) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (f) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) registered investment advisers who have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (i) accounts over which GSAM or its advisory affiliates have investment discretion. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  Institutional Shares of the Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Institutional Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received by Goldman Sachs by 3:00 p.m. Chicago time and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt by Goldman Sachs of a purchase order or (ii) the day of receipt of a Federal Funds wire or an ACH transfer by Northern.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a check or Federal Reserve draft is received by Goldman Sachs by 3:00 p.m. Chicago time, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Funds reserve the right to redeem the Institutional Shares of any Institutional Shareholder whose account balance is less than $100 ($50 in the case of Global Income Fund) as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject or restrict any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser's pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Funds.


                              EXCHANGE PRIVILEGE


  Institutional Shares of a Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholders Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares".

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares or the corresponding class of any portfolio of Goldman Sachs Money Market Trust received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of such Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares".

                      REDEMPTION OF INSTITUTIONAL SHARES


  The Funds will redeem their Institutional Shares upon request of an Institutional Shareholder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value". If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the inside front cover page of this Prospectus. An Institutional Shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Shareholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent. If Goldman Sachs receives a redemption request by 3:00 p.m. Chicago time, the Institutional Shares of each Fund (other than Global Income Fund) to be redeemed earn dividends declared on the day the request is received.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Institutional Shareholder's Account Information Form or, if the shareholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three
(3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the Institutional Shareholder's bank in the transfer process. If a problem with such performance arises, the Institutional Shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

                                   APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the Federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

THIS ACCOUNT INFORMATION FORM SHOULD BE FORWARDED PROMPTLY TO GOLDMAN, SACHS &
                                      CO.
                NO REDEMPTION CAN BE MADE PRIOR TO ITS RECEIPT
                             GOLDMAN, SACHS & CO.
                           ACCOUNT INFORMATION FORM
SEND TO: GOLDMAN, SACHS & CO.                    MASTER NO.  _________________
     4900 SEARS TOWER                                       FUND USE ONLY
     CHICAGO, ILLINOIS 60606
     1-800-621-2550
                                                 DATE: _______________________

                              INITIAL INVESTMENT:

( ) GOLDMAN SACHS MONEY MARKET TRUST  ( ) GS ADJUSTABLE RATE GOVERNMENT FUND
    Fill in Portfolio(s):             ( ) GS SHORT DURATION GOVERNMENT FUND
( ) OTHER FUND (Please write name of  ( ) GS SHORT DURATION TAX-FREE FUND
    Fund in the space provided        ( ) GS CORE FIXED INCOME FUND
    below):                           ( ) GOLDMAN SACHS GLOBAL INCOME FUND
  -------------------------------

-------------------------------------------------------------------------------
A. ACCOUNT RECORD
                                            ---------------------------------
   ---------------------------------                  TELEPHONE NUMBER
            NAME OF ACCOUNT

   ---------------------------------          U.S. CITIZEN OR
          STREET OR P.O. BOX                  RESIDENT? YES [_] NO [_]
                                              IF NO IS CHECKED, FILL IN
   ---------------------------------          COUNTRY OF TAX RESIDENCE:
   CITY         STATE          ZIP
                                              -----------------------------
   ---------------------------------
               ATTENTION

-------------------------------------------------------------------------------

B. DIVIDENDS AND DISTRIBUTIONS--CHECK APPROPRIATE BOX (SEE "DIVIDENDS")
  1. DIVIDENDS (INCLUDING NET SHORT TERM       [_] CASH  [_] UNITS/SHARES
     CAPITAL GAINS)--
  2. NET LONG-TERM CAPITAL GAINS               [_] CASH  [_] UNITS/SHARES
     DISTRIBUTIONS--
  3. DIVIDENDS AND CAPITAL GAINS REINVESTED          [_] UNITS/SHARES
     IN ANOTHER GOLDMAN SACHS PORTFOLIO ACCOUNT:
     (SEE PROSPECTUS REGARDING LIMITATIONS ON THIS PRIVILEGE.)

     FUND NAME_________________________ ACCOUNT NUMBER__________________________
     (IF NO BOX IS CHECKED, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WILL BE
                                 REINVESTED.)
-------------------------------------------------------------------------------
C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER
   CERTIFICATION
   TAXPAYER IDENTIFICATION NUMBER: _____________________________________________
   UNDER PENALTIES OF PERJURY, I CERTIFY THAT (1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER
   TO BE ISSUED TO ME), AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE
   I AM EXEMPT FROM BACKUP WITHHOLDING OR I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. SEE THE "GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER" ON ACCOUNT INFORMATION FORM, CONTAINED IN THE APPENDIX TO THE ACCOMPANYING PROSPECTUS.

        SIGNATURE             DATE            NAME (PRINT) AND TITLE (IF ANY)
SIGN
HERE  -------------------------------     -------------------------------------

      -------------------------------     -------------------------------------

-------------------------------------------------------------------------------
D. OPTIONAL TELEPHONE EXCHANGE (SEE "EXCHANGE PRIVILEGE")
   [_] GOLDMAN, SACHS & CO. IS HEREBY AUTHORIZED TO ACCEPT AND ACT UPON TELEPHONE INSTRUCTIONS FROM THE UNDERSIGNED OR ANY OTHER PERSON FOR THE EXCHANGE OF SHARES/UNITS OF THE FUND INTO ANY FUND DESCRIBED IN THE ACCOMPANYING PROSPECTUS. THE UNDERSIGNED UNDERSTANDS AND AGREES THAT NEITHER THE APPLICABLE FUND NOR GOLDMAN, SACHS & CO. WILL BE LIABLE FOR ANY LOSS, EXPENSE, OR COST ARISING OUT OF ANY TELEPHONE REQUEST EFFECTED HEREUNDER.

-------------------------------------------------------------------------------

E. OPTIONAL REDEMPTION PLANS--CHECK APPROPRIATE BOX (SEE "REDEMPTION OF UNITS/SHARES")
  [_] 1. I AUTHORIZE GOLDMAN, SACHS & CO. TO HONOR TELEPHONE, TELEGRAPHIC, OR OTHER INSTRUCTIONS WITHOUT SIGNATURE GUARANTEE, FROM ANY PERSON FOR THE REDEMPTION OF SHARES FOR THE ABOVE ACCOUNT PROVIDED THAT THE PROCEEDS ARE TRANSMITTED TO THE FOLLOWING BANK ACCOUNT(S) ONLY. I UNDERSTAND ANY CHANGES TO THE FOLLOWING INFORMATION MUST BE MADE IN WRITING TO GOLDMAN, SACHS & CO., MUST CONTAIN THE APPROPRIATE NUMBER OF SIGNATURES LISTED BELOW AND ALL SIGNATURES MUST BE SIGNATURE GUARANTEED. ABSENT ITS OWN GROSS NEGLIGENCE, NEITHER THE APPLICABLE FUND NOR GOLDMAN, SACHS & CO. SHALL BE LIABLE FOR SUCH REDEMPTIONS OR FOR PAYMENTS MADE TO ANY UNAUTHORIZED ACCOUNT.
                                      OR
  [_] 2. I HAVE FURNISHED GOLDMAN, SACHS & CO. WITH A SIGNATURE GUARANTEE (SEE SECTION G). I AUTHORIZE GOLDMAN, SACHS & CO. TO HONOR TELEPHONE, TELEGRAPHIC, OR OTHER INSTRUCTIONS, FROM ANY PERSON FOR THE REDEMPTION OF SHARES FOR THE ABOVE ACCOUNT PROVIDED THAT THE PROCEEDS ARE TRANSMITTED TO THE FOLLOWING BANK ACCOUNT(S) ONLY. ANY CHANGES TO THE FOLLOWING INFORMATION MUST BE MADE IN WRITING TO GOLDMAN, SACHS & CO. (BUT WITHOUT SIGNATURE GUARANTEE) AND CONTAIN THE APPROPRIATE NUMBER OF SIGNATURES LISTED BELOW. ABSENT ITS OWN GROSS NEGLIGENCE, NEITHER THE APPLICABLE FUND NOR GOLDMAN, SACHS & CO. SHALL BE LIABLE FOR SUCH REDEMPTIONS OR FOR PAYMENTS MADE TO ANY UNAUTHORIZED ACCOUNT.

PLEASE COMPLETE THE FOLLOWING BANK ACCOUNT INFORMATION AND PLACE A LINE THROUGH THE UNUSED PORTION. ADDITIONAL INSTRUCTIONS MAY BE ADDED ON SEPARATE PAGES, IF NECESSARY.

-------------------------------------------------------------------------------
BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

NUMBER OF BANK ACCOUNT DESTINATIONS COMPLETED IN SECTION E OF THIS FORM: [_]

-------------------------------------------------------------------------------
  [_] 3. SPECIAL DRAFT (TRANSFER AGENT TO SUPPLY)
  [_] 4. BY MAIL

F. SIGNATURE AUTHORIZATION

   BY THE EXECUTION OF THIS ACCOUNT INFORMATION FORM, THE UNDERSIGNED REPRESENTS AND WARRANTS THAT IT HAS FULL RIGHT, POWER AND AUTHORITY TO MAKE THE INVESTMENT APPLIED FOR PURSUANT TO THIS APPLICATION AND IS ACTING FOR ITSELF OR IN SOME FIDUCIARY CAPACITY IN MAKING SUCH INVESTMENT, AND THE INDIVIDUAL(S) SIGNING ON BEHALF OF THE UNDERSIGNED REPRESENT AND WARRANT THAT THEY ARE DULY AUTHORIZED TO SIGN THIS APPLICATION AND TO PURCHASE AND REDEEM UNITS/SHARES ON BEHALF OF THE UNDERSIGNED. THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED A CURRENT FUND PROSPECTUS.

   THE UNDERSIGNED UNDERSTANDS THAT A LESSER DEGREE OF FLEXIBILITY CONCERNING THE PRECISE TIMING OF A REDEMPTION OF ITS INVESTMENT IN THE GS ADJUSTABLE RATE GOVERNMENT FUND, GS SHORT DURATION GOVERNMENT FUND, GS SHORT DURATION TAX-FREE FUND, GS CORE FIXED INCOME FUND OR GOLDMAN SACHS GLOBAL INCOME FUND, AS WELL AS ALL OTHER NON-MONEY MARKET FUNDS, INCREASES THE LIKELIHOOD THAT THE SHAREHOLDER WILL BE REQUIRED TO REDEEM SHARES UNDER UNFAVORABLE MARKET CONDITIONS. IF SHARES ARE REDEEMED AT A DISADVANTAGEOUS TIME, THE VALUE OF THE FUND'S SHARES UPON REDEMPTION MAY BE LESS THAN THE PRICE AT WHICH THE FUND'S SHARES WERE PURCHASED. SINCE NONE OF THE FUNDS LISTED IN THIS PARAGRAPH IS A MONEY MARKET FUND OR MAINTAINS A CONSTANT NET ASSET VALUE PER SHARE, THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS IN ANY SUCH FUND DURING ANY PARTICULAR PERIOD.

               SIGNATURE                     NAME (PRINT) AND TITLE (IF ANY)
               ---------                     -------------------------------
SIGN
HERE ---------------------------------      ---------------------------------

     ---------------------------------      ---------------------------------

     ---------------------------------      ---------------------------------

NUMBER OF SIGNATURES REQUIRED TO MAKE CHANGES TO THIS FORM: [_]
-------------------------------------------------------------------------------
G. SIGNATURE GUARANTEE
                                                 AFFIX GUARANTEE STAMP HERE
   ---------------------------------
        SIGNATURE GUARANTEED BY

   ---------------------------------
         AUTHORIZED SIGNATURE

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


FIP-1IS-GST/10K/0396
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GOLDMAN SACHS
FIXED INCOME PORTFOLIOS

--------------------------------------------------------------------------------

PROSPECTUS
INSTITUTIONAL SHARES



[LOGO] Goldman
       Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              GOLDMAN SACHS TRUST

                      GS ADJUSTABLE RATE GOVERNMENT FUND
                       GS SHORT DURATION GOVERNMENT FUND
                        GS SHORT DURATION TAX-FREE FUND
                           GS CORE FIXED INCOME FUND

                             ADMINISTRATION SHARES

                               ----------------

     SUPPLEMENT DATED FEBRUARY 28, 1997 TO PROSPECTUS DATED MARCH 1, 1996

GS ADJUSTABLE RATE GOVERNMENT FUND
  Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GS SHORT DURATION GOVERNMENT FUND
  Seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital gain. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GS SHORT DURATION TAX-FREE FUND
  Seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

GS CORE FIXED INCOME FUND
  Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate securities, mortgage-backed securities and asset-backed securities.

This Prospectus Supplement and the accompanying Prospectus provide information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated February 28, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, Administration Shares for the benefit of its customers or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of the accompanying Prospectus.

The following replaces the Fees and Expenses Table and Financial Highlights and supplements the information under the sections entitled "What are the Investment Objectives and Policies of the Funds," "Management," "Shares of the Trust" and "Administration Plan" in the accompanying Prospectus:

                               FEES AND EXPENSES
                            (ADMINISTRATION SHARES)


                                 ADJUSTABLE    SHORT       SHORT
                                    RATE      DURATION   DURATION
                                 GOVERNMENT  GOVERNMENT    TAX-      CORE FIXED
                                    FUND        FUND     FREE FUND   INCOME FUND
                                 ----------  ----------  ---------   -----------
SHAREHOLDER TRANSACTION EX-
 PENSES:
  Maximum Sales Charge Imposed
   on Purchases.................    none        none       none         none
  Maximum Sales Charge Imposed
   on Reinvested Dividends......    none        none       none         none
  Redemption Fees...............    none        none       none         none
  Exchange Fees.................    none        none       none         none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average
  daily net assets)
  Management Fees (after fee ad-
   justments)...................    0.40%/1/    0.40%/2/   0.40%/3/     0.40%/4/
  Administration Fees/5/........    0.25%       0.25%      0.25%        0.25%
  Other Expenses (after applica-
   ble limitations).............    0.05%/1/    0.05%/2/   0.05%/3/     0.05%/4/
                                    ----        ----       ----         ----
  TOTAL FUND OPERATING EXPENSES
   (after fee and expense limi-
   tations).....................    0.70%/1/    0.70%/2/   0.70%/3/     0.70%/4/
                                    ====        ====       ====         ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

          FUND                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
          ----                                  ------ ------- ------- --------
Adjustable Rate Government.....................   $7     $22     $39     $87
Short Duration Government......................   $7     $22     $39     $87
Short Duration Tax-Free........................   $7     $22     $39     $87
Core Fixed Income..............................   $7     $22     $39     $87

--------
/1/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.11% and 0.76%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/2/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.50%, 0.21% and 0.96%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/3/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.61% and 1.26%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/4/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.43% and 1.08%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/5/ Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Administration Shares in connection with their customer accounts. See "Administration Plans."

The information set forth in the foregoing table and hypothetical example relates only to Administration Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares and Service Shares; Adjustable Rate Government Fund also offers Institutional Shares, Service Shares and Class A Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1996 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

--------------------------------------------------------------------------------

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                 GS ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
tional Shares...   $ 9.77    $0.5759(a)    $0.0772 (a)       --       $0.6531
1996-Administra-
tion Shares.....     9.77     0.5489(a)     0.0797 (a)       --        0.6286
1996-Class A
Shares..........     9.77     0.5481(a)     0.0806 (a)       --        0.6287
1995-Institu-
tional Shares...     9.74     0.5630(a)     0.0717 (a)       --        0.6347
1995-Administra-
tion Shares.....     9.74     0.5366(a)     0.0737 (a)       --        0.6103
1995-Class A
Shares(c).......     9.79     0.2721(a)    (0.0090)(a)       --        0.2631
1994-Institu-
tional Shares...    10.00     0.4341(a)    (0.2455)(a)       --        0.1886
1994-Administra-
tion Shares.....    10.00     0.4211(a)    (0.2572)(a)       --        0.1639
1993-Institu-
tional Shares...    10.04     0.4397       (0.0376)(d)       --        0.4021
1993-Administra-
tion Shares(e)..    10.02     0.2146       (0.0173)(d)       --        0.1973
1992-Institu-
tional Shares...    10.03     0.5599       (0.0029)(d)       --        0.5570

FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
--------------------------------------------------
1991-Institu-
tional Shares...    10.00     0.1531        0.0322 (d)       --        0.1853

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                  ---------- ------------ ---------- ------------ ------- -------------
                                     GS ADJUSTABLE RATE GOVERNMENT FUND
---------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $(0.5725)      --       $(0.0206)      --         --     $(0.5931)
1996-Administra-
 tion Shares....    (0.5489)      --        (0.0198)      --         --      (0.5687)
1996-Class A
 Shares.........    (0.5489)      --        (0.0198)      --         --      (0.5687)
1995-Institu-
 tional Shares..    (0.5759)      --        (0.0287)      --         --      (0.6046)
1995-Administra-
 tion Shares....    (0.5528)      --        (0.0275)      --         --      (0.5803)
1995-Class A
 Shares(c)......    (0.2697)      --        (0.0134)      --         --      (0.2831)
1994-Institu-
 tional Shares..    (0.4486)      --            --        --         --      (0.4486)
1994-Administra-
 tion Shares....    (0.4239)      --            --        --         --      (0.4239)
1993-Institu-
 tional Shares..    (0.4397)      --        (0.0024)      --         --      (0.4421)
1993-Administra-
 tion
 Shares(e)......    (0.2146)      --        (0.0027)      --         --      (0.2173)
1992-Institu-
 tional Shares..    (0.5470)      --            --        --         --      (0.5470)

FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
--------------------------------------------------
1991-Institu-
 tional Shares..    (0.1553)      --            --        --         --      (0.1553)

                                                                                           RATIOS ASSUMING NO
                                                                                           VOLUNTARY WAIVER OF
                                                                                             FEES OR EXPENSE
                                                                                               LIMITATIONS
                                                                                           ----------------------
                                               RATIO OF   RATIO OF                                      RATIO OF
                     NET      NET                NET        NET                            RATIO OF       NET
                   INCREASE  ASSET             EXPENSES  INVESTMENT                        EXPENSES    INVESTMENT
                  (DECREASE) VALUE                TO       INCOME               NET ASSETS    TO         INCOME
                    IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO   AT END OF  AVERAGE     (LOSS) TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      PERIOD     NET        AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)    (IN 000S)   ASSETS     NET ASSETS
                  ---------- ------ ---------  --------  ---------- ---------   ---------- --------    ----------
                                                GS ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $0.0600   $9.83    6.86%      0.45%      5.85%     52.36%      $613,149    0.51%       5.79%
1996-Administra-
 tion Shares....    0.0600    9.83    6.60       0.70       5.59      52.36          3,792    0.76        5.53
1996-Class A
 Shares.........    0.0600    9.83    6.60       0.70       5.59      52.36         10,728    1.01        5.28
1995-Institu-
 tional Shares..    0.0301    9.77    6.75       0.46       5.77      24.12        657,358    0.53        5.70
1995-Administra-
 tion Shares....    0.0300    9.77    6.48       0.71       5.50      24.12          3,572    0.78        5.43
1995-Class A
 Shares(c)......   (0.0200)   9.77    2.74(f)    0.69(b)    5.87(b)   24.12         15,203    1.01(b)     5.55(b)
1994-Institu-
 tional Shares..   (0.2600)   9.74    1.88       0.46       4.38      37.81        942,523    0.49        4.35
1994-Administra-
 tion Shares....   (0.2600)   9.74    1.63       0.71       4.27      37.81          6,960    0.74        4.24
1993-Institu-
 tional Shares..   (0.0400)  10.00    4.13       0.45       4.36     103.74      2,760,871    0.48        4.33
1993-Administra-
 tion
 Shares(e)......   (0.0200)  10.00    2.01(f)    0.70(b)    3.81(b)  103.74          5,326    0.73(b)     3.78(b)
1992-Institu-
 tional Shares..    0.0100   10.04    6.12       0.42       5.61     286.40      2,145,064    0.55        5.48

FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
--------------------------------------------------
1991-Institu-
 tional Shares..    0.0300   10.03    2.14(f)    0.20(b)    7.31(b)  145.67(b)     239,642 1.02(b)        6.49(b)

--------------------------------------------------------------------------------

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                 GS SHORT DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............    $9.82    $0.6290(a)    $0.0136 (a)         --     $0.6426
1996-Administra-
 tion
 Shares(h)......     9.86     0.3837(a)     0.0003 (a)         --      0.3840
1996-Service
 Shares(i)......     9.72     0.3134(a)     0.1018 (a)         --      0.4152
1995-Institu-
 tional Shares..     9.64     0.6652(a)     0.1666 (a)         --      0.8318
1995-Administra-
 tion Shares....     9.64     0.2384(a)    (0.0433)(a)         --      0.1951
1994-Institu-
 tional Shares..    10.14     0.5628(a)    (0.4592)(a)         --      0.1036
1994-Administra-
 tion Shares....    10.14     0.5329(a)    (0.4539)(a)         --      0.0790
1993-Institu-
 tional Shares..    10.16     0.5627       (0.0135)(d)         --      0.5492
1993-Administra-
 tion
 Shares(e)......    10.23     0.2725       (0.0900)(d)         --      0.1825
1992-Institu-
 tional Shares..    10.22     0.6703       (0.0600)(d)         --      0.6103
1991-Institu-
 tional Shares..    10.00     0.8020        0.2200 (d)         --      1.0220
1990-Institu-
 tional Shares..    10.07     0.8300       (0.0700)(d)         --      0.7600
1989-Institu-
 tional Shares..    10.10     0.8800           --              --      0.8800

FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
----------------------------------------------------
1988-Institu-
 tional Shares..    10.00     0.1800        0.1000 (d)         --      0.2800

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ----------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS
                  ---------- ------------ ---------- ------------ -------- -------------
                                      GS SHORT DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............   $(0.6326)        --          --          --         --    $(0.6326)
1996-Administra-
 tion
 Shares(h)......    (0.3940)        --          --          --         --     (0.3940)
1996-Service
 Shares(i)......    (0.3152)        --          --          --         --     (0.3152)
1995-Institu-
 tional Shares..    (0.6518)        --          --          --         --     (0.6518)
1995-Administra-
 tion Shares....    (0.2051)        --          --          --         --     (0.2051)
1994-Institu-
 tional Shares..    (0.5598)   (0.0438)         --          --         --     (0.6036)
1994-Administra-
 tion Shares....    (0.5352)   (0.0438)         --          --         --     (0.5790)
1993-Institu-
 tional Shares..    (0.5627)        --     (0.0065)         --         --     (0.5692)
1993-Administra-
 tion
 Shares(e)......    (0.2725)        --          --          --         --     (0.2725)
1992-Institu-
 tional Shares..    (0.6703)        --          --          --         --     (0.6703)
1991-Institu-
 tional Shares..    (0.8020)        --          --          --         --     (0.8020)
1990-Institu-
 tional Shares..    (0.8300)        --          --          --         --     (0.8300)
1989-Institu-
 tional Shares..    (0.8800)        --          --          --    (0.0300)    (0.9100)

FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
----------------------------------------------------
1988-Institu-
 tional Shares..    (0.1800)        --          --          --         --    (0.1800)

                                                                                           RATIOS ASSUMING NO
                                                                                           VOLUNTARY WAIVER OF
                                                                                             FEES OR EXPENSE
                                                                                               LIMITATIONS
                                                                                           --------------------
                                                  RATIO OF   RATIO OF                NET              RATIO OF
                     NET      NET                   NET        NET                 ASSETS  RATIO OF     NET
                   INCREASE  ASSET                EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                   TO       INCOME                 OF       TO       INCOME
                    IN NET   AT END               AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF        TOTAL      NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                    VALUE    PERIOD    RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                  ---------- ------    ---------  --------  ---------- ---------   ------- --------  ----------
                                                GS SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............   $0.0100   $9.83        6.75%     0.45%      6.44%    115.45%    $99,944   0.71%      6.18%
1996-Administra-
 tion
 Shares(h)......   (0.0100)   9.85        4.00(f)   0.70(b)    5.97(b)  115.45         252   0.96(b)    5.71(b)
1996-Service
 Shares(i)......    0.1000    9.82        4.35(f)   0.95(b)    6.05(b)  115.45       1,822   1.21(b)    5.79(b)
1995-Institu-
 tional Shares..    0.1800    9.82        8.97      0.45       6.87     292.56     103,760   0.72       6.60
1995-Administra-
 tion Shares....   (0.0100)   9.63(h)     2.10      0.70(b)    7.91(b)  292.56         --    0.90(b)    7.71(b)
1994-Institu-
 tional Shares..   (0.5000)   9.64        0.99      0.45       5.69     289.79     193,095   0.59       5.55
1994-Administra-
 tion Shares....   (0.5000)   9.64        0.73      0.70       5.38     289.79         730   0.84       5.24
1993-Institu-
 tional Shares..   (0.0200)  10.14        5.55      0.45       5.46     411.66     359,708   0.64       5.31
1993-Administra-
 tion
 Shares(e)......   (0.0900)  10.14        1.74      0.70(b)    4.84(b)  411.66      16,490   0.80(b)    4.74(b)
1992-Institu-
 tional Shares..   (0.0600)  10.16        6.24      0.45       6.60     216.07     277,927   0.69       6.36
1991-Institu-
 tional Shares..    0.2200   10.22       10.93      0.45       8.25     155.44     158,848   0.79       7.91
1990-Institu-
 tional Shares..   (0.0700)  10.00        8.23      0.45       8.62     173.21      68,995   0.95       8.12
1989-Institu-
 tional Shares..   (0.0300)  10.07        9.08      0.46       8.71     137.37      31,015   1.39       7.78

FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER 31,
----------------------------------------------------
1988-Institu-
 tional Shares..    0.1000   10.10        3.30(f)   0.55(b)    8.55(b)  167.00(b)   39,052   1.42(b)    7.68(b)

--------------------------------------------------------------------------------




                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                 GS SHORT DURATION TAX-FREE FUND
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
tional Shares...   $ 9.94    $0.4192(a)    $0.0200 (a)       --       $0.4392
1996-Administra-
tion Shares.....     9.94     0.3944(a)     0.0200 (a)       --        0.4144
1996-Service
Shares..........     9.95     0.3697(a)     0.0200 (a)       --        0.3897
1995-Institu-
tional Shares...     9.79     0.4235(a)     0.1500 (a)       --        0.5735
1995-Administra-
tion Shares.....     9.79     0.3989(a)     0.1500 (a)       --        0.5489
1995-Service
Shares..........     9.79     0.3744(a)     0.1600(a)        --        0.5344
1994-Institu-
tional Shares...    10.23     0.3787(a)    (0.3575)(a)       --        0.0212
1994-Administra-
tion Shares.....    10.23     0.3537(a)    (0.3575)(a)       --       (0.0038)
1994-Service
Shares(j).......     9.86     0.0475(a)    (0.0700)(a)                (0.0225)
1993-Institu-
tional Shares...     9.93     0.3834        0.3000(d)        --        0.6834
1993-Administra-
tion Shares(j)..    10.16     0.1555        0.0720(d)        --        0.2275

FOR THE PERIOD OCTOBER 1, 1992 THROUGH OCTOBERF 31,
--------------------------------------------------
1992-Institu-
tional Shares...    10.00     0.0341       (0.0700)(d)       --       (0.0359)

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                  ---------- ------------ ---------- ------------ ------- -------------
                                        GS SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $(0.4192)       --        --           --         --     $(0.4192)
1996-Administra-
 tion Shares....    (0.3944)       --        --           --         --      (0.3944)
1996-Service
 Shares.........    (0.3697)       --        --           --         --      (0.3697)
1995-Institu-
 tional Shares..    (0.4235)       --        --           --         --      (0.4235)
1995-Administra-
 tion Shares....    (0.3989)       --        --           --         --      (0.3989)
1995-Service
 Shares.........    (0.3744)       --        --           --         --      (0.3744)
1994-Institu-
 tional Shares..    (0.3787)   (0.0825)      --           --         --      (0.4612)
1994-Administra-
 tion Shares....    (0.3537)   (0.0825)      --           --         --      (0.4362)
1994-Service
 Shares(j)......    (0.0475)                 --                              (0.0475)
1993-Institu-
 tional Shares..    (0.3834)       --        --           --         --      (0.3834)
1993-Administra-
 tion
 Shares(j)......    (0.1555)       --        --           --         --      (0.1555)

FOR THE PERIOD OCTOBER 1, 1992 THROUGH OCTOBERF 31,
--------------------------------------------------
1992-Institu-
 tional Shares..    (0.0341)       --        --           --         --      (0.0341)

                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------
                                                RATIO OF   RATIO OF                NET              RATIO OF
                     NET      NET                 NET        NET                 ASSETS  RATIO OF     NET
                   INCREASE  ASSET              EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                 TO       INCOME                 OF       TO       INCOME
                    IN NET   AT END             AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF     TOTAL       NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)    ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                  ---------- ------ ---------   --------  ---------- ---------   ------- --------  ----------
                                                 GS SHORT DURATION TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
-----------------------------
1996-Institu-
 tional Shares..   $0.0300   $9.96     4.50%      0.45%      4.21%    231.65%    $34,814   1.01%      3.65%
1996-Administra-
 tion Shares....    0.0300    9.96     4.24       0.70       3.96     231.65          48   1.26       3.40
1996-Service
 Shares.........    0.0200    9.97     3.98       0.95       3.74     231.65         695   1.51       3.18
1995-Institu-
 tional Shares..    0.1500    9.94     5.98       0.45       4.31     259.52      58,389   0.77       3.99
1995-Administra-
 tion Shares....    0.1500    9.94     5.76       0.70       4.14     259.52          46   1.02       3.82
1995-Service
 Shares.........    0.1600    9.95     5.59       0.95       3.87     259.52         454   1.27       3.55
1994-Institu-
 tional Shares..   (0.4400)   9.79     0.17       0.45       3.74     354.00      83,704   0.61       3.58
1994-Administra-
 tion Shares....   (0.4400)   9.79    (0.11)      0.70       3.51     354.00       3,866   0.86       3.35
1994-Service
 Shares(j)......   (0.0700)   9.79    (0.32)(f)   0.95(b)    4.30(b)  354.00         440   1.11(b)    4.14(b)
1993-Institu-
 tional Shares..    0.3000   10.23     7.03       0.41       3.70     404.60     115,803   1.06       3.05
1993-Administra-
 tion
 Shares(j)......    0.0720   10.23     2.28(f)    0.70(b)    3.32(b)  404.60         911   1.07(b)    2.95(b)

FOR THE PERIOD OCTOBER 1, 1992 THROUGH OCTOBERF 31,
--------------------------------------------------
1992-Institu-
 tional Shares..   (0.0700)   9.93    (0.34)(f)   0.05(b)    4.58(b)   31.19(f)   14,601   2.68(b)    1.95(b)

--------------------------------------------------------------------------------

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                        NET REALIZED   NET REALIZED
                                       AND UNREALIZED AND UNREALIZED   TOTAL
                                        GAIN (LOSS)    GAIN (LOSS)     INCOME
                  NET ASSET            ON INVESTMENT,   ON FOREIGN     (LOSS)
                  VALUE AT     NET       OPTION AND      CURRENCY       FROM
                  BEGINNING INVESTMENT    FUTURES        RELATED     INVESTMENT
                  OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS  OPERATIONS
                  --------- ---------- -------------- -------------- ----------
                                     GS CORE FIXED INCOME FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares..   $10.00    $0.6448      $(0.0704)           --      $0.5744
1996-Administra-
 tion
 Shares(1)......     9.91     0.4083       (0.0703)           --       0.3380
1996-Service
 Shares(1)......     9.77     0.3756        0.0898            --       0.4654
1995-Institu-
 tional Shares..     9.24     0.6423        0.7610            --       1.4033
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-Institu-
 tional Shares..    10.00     0.4648       (0.7617)           --      (0.2969)


                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ----------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS
                  ---------- ------------ ---------- ------------ -------- -------------
                                          GS CORE FIXED INCOME FUND
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares..   $(0.6438)   $(0.0806)        --          --         --    $(0.7244)
1996-Administra-
 tion
 Shares(1)......    (0.4080)        --          --          --         --     (0.4080)
1996-Service
 Shares(1)......    (0.3754)        --          --          --         --     (0.3754)
1995-Institu-
 tional Shares..    (0.6433)        --          --          --         --     (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-Institu-
 tional Shares..    (0.4648)        --          --          --         --     (0.4648)

                                                                                      RATIOS ASSUMING NO
                                                                                      VOLUNTARY WAIVER OF
                                                                                        FEES OR EXPENSE
                                                                                          LIMITATIONS
                                                                                      --------------------
                                               RATIO OF   RATIO OF              NET              RATIO OF
                     NET      NET                NET        NET               ASSETS  RATIO OF     NET
                   INCREASE  ASSET             EXPENSES  INVESTMENT           AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                TO       INCOME               OF       TO       INCOME
                    IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER    (IN     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)   000S)   ASSETS   NET ASSETS
                  ---------- ------ ---------  --------  ---------- --------- ------- --------  ----------
                                                 GS CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares..   $(0.1500) $9.85     5.98%     0.45%      6.51%    414.20%  $72,061   0.83%      6.13%
1996-Administra-
 tion
 Shares(1)......    (0.0700)  9.84     3.56(f)   0.70(b)    6.41(b)  414.20       702   1.08(b)    6.03(b)
1996-Service
 Shares(1)......     0.0900   9.86     4.90(f)   0.95(b)    6.37(b)  414.20       381   1.33(b)    5.99(b)
1995-Institu-
 tional Shares..     0.7600  10.00    15.72      0.45       6.56     383.26    55,502   0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH
OCTOBER 31,
-----------------------------------------
1994-Institu-
 tional Shares..    (0.7617)  9.24    (3.00)     0.45(b)    6.48(b)  288.25    24,508   1.46(b)    5.47(b)

------
(a)Calculated based on the average shares outstanding methodology.
(b)Annualized.
(c)Class A share activity commenced on May 15, 1995.
(d)Includes the effect of mortgage dollar roll transactions.
(e)Administration share activity commenced on April 15, 1993.
(f)Not annualized.
(g)Commencement of operations.
(h)GS Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.
(i)Service share activity commenced on April 10, 1996.
(j)Administration and service share activity commenced on May 20, 1993 and September 20, 1994 respectively.
(k)Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and not sales charges. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(l)Administration and Service share activity commenced on February 28, 1996 and March 13, 1996 respectively.

With respect to GS Short Duration Tax-Free Fund:

  The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

With respect to GS Core Fixed Income Fund:

  Non-dollar securities in which the Fund invests will be rated at least AA by S&P or Aa by Moody's at the time of investment.

  Emerging Markets. The Core Fixed Income Fund may invest up to 10% of its total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described in the attached Prospectus, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of the Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding the Fund's investments in emerging markets.

The following replaces the information provided for Short Duration Tax-Free Fund under the caption "Management--Investment Advisers:"

  The Fund's portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in Goldman Sachs's Municipal Finance Department.

The following is added under the caption "Management--Investment Advisers:"

  For the fiscal year ended October 31, 1996, GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income Fund paid advisory fees at the rate of .40%, .40%, .40% and .40%, respectively, of average daily net assets.

The following is added under the caption "Shares of the Trust:"

  At a shareholders meeting called for April 1, 1997, shareholders of each Fund as of January 31, 1997 will consider a proposal to reorganize the Funds into series of a Delaware business trust. The above description regarding shares of the Funds applies equally to shares of a Delaware business trust except that, under Delaware law, shareholders of a Delaware business trust are not personally liable as partners for the obligations of the Delaware business trust.

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996




        TABLE OF CONTENTS

                                        PAGE                GOLDMAN SACHS TRUST
                                        ----               ADMINISTRATION SHARES
Fund Highlights........................   1
Fees and Expenses......................   5     GS ADJUSTABLE RATE GOVERNMENT FUND
Financial Highlights...................   7
Investment Objectives and Policies.....  10
Description of Securities..............  13       Seeks a high level of current income,
Risk Factors...........................  19       consistent with low volatility of prin-
Investment Techniques..................  21       cipal. The Fund invests primarily in ad-
Investment Restrictions................  24       justable rate mortgage pass-through se-
Portfolio Turnover.....................  24       curities and other mortgage securities
Management.............................  25       with periodic interest rate resets,
Dividends..............................  27       which are issued or guaranteed by the
Net Asset Value........................  28       U.S. Government, its agencies, instru-
Performance Information................  28       mentalities or sponsored enterprises.
Shares of the Trust....................  29
Taxation...............................  30     GS SHORT DURATION GOVERNMENT FUND
Additional Information.................  31
Administration Plan....................  32       Seeks a high level of current income and
Reports to Shareholders................  32       secondarily, in seeking current income,
Purchase of Administration Shares......  33       may also consider the potential for cap-
Exchange Privilege.....................  34       ital gain. The Fund invests primarily in
Redemption of Administration Shares....  34       securities issued or guaranteed by the
                                                  U.S. Government, its agencies, instru-
                                                  mentalities or sponsored enterprises.

                                                GS SHORT DURATION TAX-FREE FUND

                                                  Seeks a high level of current income,
                                                  consistent with relatively low volatil-
                                                  ity of principal, that is exempt from
                                                  regular federal income tax. The Fund in-
                                                  vests primarily in municipal securities.

                                                GS CORE FIXED INCOME FUND

                                                  Seeks a total return consisting of capi-
                                                  tal appreciation and income that exceeds
                                                  the total return of the Lehman Brothers
                                                  Aggregate Bond Index. The Fund invests
                                                  primarily in fixed income securities,
                                                  including securities issued or
                                                  guaranteed by the U.S. Government, its
                                                  agencies, instrumentalities or sponsored
                                                  enterprises, corporate securities, mort-
                                                  gage-backed securities and asset-backed
                                                  securities.

                                                            (continued on next page)
                                                                          ----------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  THE CORE FIXED INCOME FUND INVESTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES. THIS FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH ITS INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES".

  THE ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS' NET ASSET VALUE AND YIELD ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser". Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1996, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, Administration Shares for the benefit of their customers or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

--------------------------------------------------------------------------------

                         ADJUSTABLE RATE   SHORT DURATION
                           GOVERNMENT        GOVERNMENT      SHORT DURATION      CORE FIXED
                              FUND              FUND          TAX-FREE FUND      INCOME FUND
                        ----------------- ----------------  ----------------  ----------------
  INVESTMENT            A high level of   A high level of   A high level of   Total return
   OBJECTIVES           current income,   current income,   current income,   consisting of
                        consistent with   and secondarily,  consistent with   capital
                        low volatility of in seeking        low volatility    appreciation and
                        principal.        current income,   of principal,     income that
                                          may also          that is exempt    exceeds the
                                          consider the      from regular      total return of
                                          potential for     federal income    the Lehman
                                          capital gain.     tax.              Brothers
                                                                              Aggregate Bond
                                                                              Index.
 ---------------------------------------------------------------------------------------------
  DURATION              Target = 6-month  Target = 2-year   Target = Lehman   Target = Lehman
                        to 1-year         U.S. Treasury     Brothers 3-year   Brothers
                        U.S. Treasury     Security          Municipal Bond    Aggregate Bond
                        Security          plus or minus .5  Index plus or     Index plus or
                                          years             minus .5 years    minus
                                                                              1 year
                        Maximum = 2 years Maximum = 3       Maximum = 4       Maximum = 6
                                          years             years             years
 ---------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST  9-month note      2-year bond       3-year bond       5-year bond
   RATE
   SENSITIVITY
 ---------------------------------------------------------------------------------------------
  INVESTMENT SECTOR     At least 65% of   At least 65% of   At least 80% of   At least 65% of
                        total assets in   total assets in   net assets in     assets in fixed
                        securities issued U.S. Government   Municipal         income
                        or guaranteed by  Securities and    Securities.       securities,
                        the U.S.          repurchase                          including U.S.
                        Government, its   agreements                          Government
                        agencies,         collateralized                      Securities,
                        instrumentalities by such                             corporate,
                        or sponsored      securities.                         mortgage-backed
                        enterprises                                           and asset-backed
                        ("U.S. Government                                     securities.
                        Securities") that
                        are adjustable
                        rate mortgage
                        pass-through
                        securities and
                        other mortgage
                        securities with
                        periodic interest
                        rate resets.

                      ADJUSTABLE RATE   SHORT DURATION
                        GOVERNMENT        GOVERNMENT      SHORT DURATION       CORE FIXED
                           FUND              FUND          TAX-FREE FUND      INCOME FUND
  -----------------  ----------------  ----------------  ----------------  ------------------
  CREDIT QUALITY     U.S. Government   U.S. Government   Minimum = A       Minimum = BBB/Baa
                     Securities        Securities
                                                                           Minimum for
                                                                           foreign
                                                                           securities = AA/Aa
 --------------------------------------------------------------------------------------------
  OTHER INVESTMENTS  Fixed rate        Mortgage pass-    U.S. Government   Foreign fixed
                     mortgage pass-    through securi-   Securities and    income, municipal
                     through           ties and other    repurchase        and convertible
                     securities and    securities rep-   agreements        securities,
                     repurchase        resenting an in-  collateralized    foreign currencies
                     agreements        terest in or      by such           and repurchase
                     collateralized    collateralized    securities.       agreements
                     by U.S.           by mortgage                         collateralized by
                     Government        loans.                              U.S. Government
                     Securities.                                           Securities.
 --------------------------------------------------------------------------------------------
  BENCHMARK          6-month and 1-    2-Year U.S        Lehman Brothers   Lehman Brothers
                     year U.S.         Treasury          3-Year Municipal  Aggregate Bond
                     Treasury          Security          Bond Index        Index
                     Security
---------------------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income Fund, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P., serves as the Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as the Investment Adviser to the Short Duration Tax-Free and Core Fixed Income Funds. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's Shares.

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE ADMINISTRATION SHARES?

   It is expected that all purchasers of Administration Shares of a Fund will be Service Organizations or their nominees. Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares of a Fund are purchased by Service Organizations through Goldman Sachs at the current net asset value without any sales load. See "Purchase of Administration Shares".

   ADMINISTRATION PLAN. The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate Service Organizations for providing account administration services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Administration Plan".

 HOW DO I SELL MY ADMINISTRATION SHARES?

   You may redeem Administration Shares upon request on any Business Day, as defined under "Additional Information", at the net asset value next determined after receipt of such request in proper form. See "Redemption of Administration Shares".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                     INVESTMENT
                                                       INCOME
                                                     DIVIDENDS
                                                  ---------------- CAPITAL GAINS
     FUND                                         DECLARED  PAID   DISTRIBUTION
     ----                                         -------- ------- -------------
  Adjustable Rate Government ....................  Daily   Monthly   Annually
  Short Duration Government .....................  Daily   Monthly   Annually
  Short Duration Tax-Free .......................  Daily   Monthly   Annually
  Core Fixed Income .............................  Daily   Monthly   Annually

   Recordholders of Administration Shares may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of Goldman Sachs Money Market Trust. For further information concerning dividends, see "Dividends".

                               FEES AND EXPENSES
                            (ADMINISTRATION SHARES)

                                 ADJUSTABLE    SHORT       SHORT
                                    RATE      DURATION   DURATION
                                 GOVERNMENT  GOVERNMENT    TAX-      CORE FIXED
                                    FUND        FUND     FREE FUND   INCOME FUND
                                 ----------  ----------  ---------   -----------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge Imposed
   on Purchases.................    none        none       none         none
  Maximum Sales Charge Imposed
   on Reinvested Dividends......    none        none       none         none
  Redemption Fees...............    none        none       none         none
  Exchange Fees.................    none        none       none         none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average
 daily net assets)
  Management Fees (after fee
   adjustments).................    0.40%/1/    0.40%/2/   0.40%/3/     0.40%/4/
  Administration Fees/5/........    0.25%       0.25%      0.25%        0.25%
  Other Expenses (after
   applicable limitations)......    0.05%/1/    0.05%/2/   0.05%/3/     0.05%/4/
                                    ----        ----       ----         ----
  TOTAL FUND OPERATING EXPENSES
   (AFTER FEE AND EXPENSE
   LIMITATIONS).................    0.70%/1/    0.70%/2/   0.70%/3/     0.70%/4/
                                    ====        ====       ====         ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Adjustable Rate Government......................  $ 7     $22     $39     $87
Short Duration Government.......................  $ 7     $22     $39     $87
Short Duration Tax-Free.........................  $ 7     $22     $39     $87
Core Fixed Income...............................  $ 7     $22     $39     $87

--------
/1/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.13% and 0.78%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.06% and 0.71%, respectively.

/2/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.50%, 0.22% and 0.97%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/3/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.37% and 1.02%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/4/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.56% and 1.21%, respectively. Annual operating expenses which would have been incurred by Administration Shares of the Fund had Administration Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/5/ ServiceOrganizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Administration Shares in connection with their customer accounts. See "Administration Plans".

  The information set forth in the foregoing table and hypothetical example relates only to Administration Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares and Service Shares; Adjustable Rate Government Fund also offers Institutional Shares, Service Shares and Class A Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.


                              INCOME (LOSS) FROM INVESTMENT OPERATIONS
                           ---------------------------------------------------
                                        NET REALIZED
                                            AND            NET
                                         UNREALIZED    REALIZED AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET       OPTION AND      CURRENCY      FROM
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                 ---------- ------------ ----------   ------------- ----------

                                  ADJUSTABLE RATE GOVERNMENT FUND
                             -------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $ 9.74    $0.5630(c)    $0.0717 (c)      $--       $0.6347(c)
1995--Administration
Shares..........         9.74     0.5366(c)     0.0737 (c)       --        0.6103(c)
1995--Class A
Shares (d)......         9.79     0.2721(c)    (0.0090)(c)       --        0.2631(c)
1994--Institutional
Shares..........        10.00     0.4341(c)    (0.2455)(c)       --        0.1886(c)
1994--Administration
Shares..........        10.00     0.4211(c)    (0.2572)(c)       --        0.1639(c)
1993--Institutional
Shares..........        10.04     0.4397       (0.0376)(a)       --        0.4021
1993--Administration
Shares(f).......        10.02     0.2146       (0.0173)(a)       --        0.1973
1992--Institutional
Shares..........        10.03     0.5599       (0.0029)(a)       --        0.5570

FOR THE PERIOD JULY 17,
1991(g) THROUGH OCTOBER
31,
1991--Institutional
Shares..........        10.00     0.1531        0.0322 (a)       --        0.1853

                                    DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------------------
                                                          IN EXCESS
                                   FROM NET                 OF NET
                                   REALIZED                REALIZED
                                   GAIN ON                 GAIN ON
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                       FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                      INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                        INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                      ---------- ------------ ---------- ------------ ------- -------------
                                         ADJUSTABLE RATE GOVERNMENT FUND
                                 -------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $(0.5759)     $--       $(0.0287)     $--       $--      $(0.6046)
1995--Administration
Shares..........        (0.5528)      --        (0.0275)      --        --       (0.5803)
1995--Class A
Shares (d)......        (0.2697)      --        (0.0134)      --        --       (0.2831)
1994--Institutional
Shares..........        (0.4486)      --            --        --        --       (0.4486)
1994--Administration
Shares..........        (0.4239)      --            --        --        --       (0.4239)
1993--Institutional
Shares..........        (0.4397)      --        (0.0024)      --        --       (0.4421)
1993--Administration
Shares(f).......        (0.2146)      --        (0.0027)      --        --       (0.2173)
1992--Institutional
Shares..........        (0.5470)      --            --        --        --       (0.5470)

FOR THE PERIOD JULY 17,
1991(g) THROUGH OCTOBER
31,
1991--Institutional
Shares..........        (0.1553)      --            --        --        --       (0.1553)

                                                                                                RATIOS ASSUMING
                                                                                              NO VOLUNTARY WAIVER
                                                                                                   OF FEES OR
                                                                                              EXPENSE LIMITATIONS
                                                                                        -----------------------------
                                                               RATIO OF                                     RATIO OF
                       NET                                       NET                     NET                   NET
                     INCREASE                       RATIO OF   INVESTMENT               ASSETS              INVESTMENT
                    (DECREASE) NET ASSET               NET       INCOME                 AT END    RATIO OF    INCOME
                      IN NET   VALUE AT              EXPENSES    (LOSS)   PORTFOLIO       OF      EXPENSES    (LOSS)
                      ASSET     END OF     TOTAL    TO AVERAGE TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                       VALUE     PERIOD   RETURN(b)  NET ASSETS NET ASSETS  RATE(j)    (IN 000'S) NET ASSETS NET ASSETS
                    ----------- -------   -------   ----------  ---------- --------   ----------- ---------- ----------
                                                       ADJUSTABLE RATE GOVERNMENT FUND
                                                -------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........          $0.0301    $ 9.77     6.75%       0.46%      5.77%     24.12%    $ 657,358     0.53%      5.70%
1995--Administration
Shares..........           0.0300      9.77     6.48        0.71       5.50      24.12         3,572     0.78       5.43
1995--Class A
Shares (d)......          (0.0200)     9.77     2.74        0.69(e)    5.87(e)   24.12        15,203     1.01(e)    5.55(e)
1994--Institutional
Shares..........          (0.2600)     9.74     1.88        0.46       4.38      37.81       942,523     0.49       4.35
1994--Administration
Shares..........          (0.2600)     9.74     1.63        0.71       4.27      37.81         6,960     0.74       4.24
1993--Institutional
Shares..........          (0.0400)    10.00     4.13        0.45       4.36     103.74     2,760,871     0.48       4.33
1993--Administration
Shares(f).......          (0.0200)    10.00     2.01(k)     0.70(e)    3.81(e)  103.74         5,326     0.73(e)    3.78(e)
1992--Institutional
Shares..........           0.0100     10.04     6.12        0.42       5.61     286.40     2,145,064     0.55       5.48

FOR THE PERIOD JULY 17,
1991(g) THROUGH OCTOBER
31,
1991--Institutional
Shares..........           0.0300     10.03     2.14(k)     0.20(e)    7.31(e)  145.67(e)    239,642     1.02(e)    6.49(e)



                           INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      ---------------------------------------------------
                                        NET REALIZED
                                           AND          NET REALIZED
                                         UNREALIZED         AND
                                        GAIN (LOSS)       UNREALIZED
                                             ON           GAIN (LOSS)     TOTAL
                   NET ASSET               INVESTMENT,     ON FOREIGN     INCOME
                   VALUE AT    NET          OPTION AND     CURRENCY    (LOSS) FROM
                   BEGINNING  INVESTMENT     FUTURES        RELATED     INVESTMENT
                    OF PERIOD   INCOME     TRANSACTIONS    TRANSACTIONS  OEPRATIONS
                  ------------ --------- -------------    ------------  ------------
                                   SHORT DURATION GOVERNMENT FUND
                              ------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--
Institutional
Shares..........       $ 9.64    $0.6652(c)    $ 0.1666 (c)     $--       $0.8318(c)
1995--Administration
Shares..........         9.64     0.2384(c)     (0.0433)(c)      --        0.1951(c)
1994--
Institutional
Shares..........        10.14     0.5628(c)     (0.4592)(c)      --        0.1036(c)
1994--Administration
Shares..........        10.14     0.5329(c)     (0.4539)(c)      --        0.0790(c)
1993--
Institutional
Shares..........        10.16     0.5627        (0.0135)(a)      --        0.5492
1993--Administration
Shares(f).......        10.23     0.2725        (0.0900)(a)      --        0.1825
1992--
Institutional
Shares..........        10.22     0.6703        (0.0600)(a)      --        0.6103
1991--
Institutional
Shares..........        10.00     0.8020         0.2200 (a)      --        1.0220
1990--
Institutional
Shares..........        10.07     0.8300        (0.0700)(a)      --        0.7600
1989--
Institutional
Shares..........        10.10     0.8800            --           --        0.8800

FOR THE PERIOD AUGUST
15, 1988(g) THROUGH
OCTOBER 31,
1988--
Institutional
Shares..........        10.00     0.1800       0.1000(a)         --        0.2800

                                  DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM        TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID    DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN          TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL   SHAREHOLDERS
                  ---------- ------------ ---------- ------------ --------- -------------
                                   SHORT DURATION GOVERNMENT FUND
                              ------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--
Institutional
Shares..........       $(0.6518)   $    --     $    --       $--      $    --     $(0.6518)
1995--Administration
Shares..........        (0.2051)        --          --        --           --      (0.2051)
1994--
Institutional
Shares..........        (0.5598)    (0.0438)        --        --           --      (0.6036)
1994--Administration
Shares..........        (0.5352)    (0.0438)        --        --           --      (0.5790)
1993--
Institutional
Shares..........        (0.5627)        --      (0.0065)      --           --      (0.5692)
1993--Administration
Shares(f).......        (0.2725)        --          --        --           --      (0.2725)
1992--
Institutional
Shares..........        (0.6703)        --          --        --           --      (0.6703)
1991--
Institutional
Shares..........        (0.8020)        --          --        --           --      (0.8020)
1990--
Institutional
Shares..........        (0.8300)        --          --        --           --      (0.8300)
1989--
Institutional
Shares..........        (0.8800)        --          --        --       (0.0300)    (0.9100)

FOR THE PERIOD AUGUST
15, 1988(g) THROUGH
OCTOBER 31,
1988--
Institutional
Shares..........        (0.1800)        --          --        --           --      (0.1800)

                                                                                                     RATIOS ASSUMING
                                                                                                    NO VOLUNTARY WAIVER
                                                                                                        OF FEES OR
                                                                                                     EXPENSE LIMITATIONS
                                                                                                 -------------------------


                                                                      RATIO OF                                     RATIO OF
                          NET                                           NET                    NET                   NET
                        INCREASE                           RATIO OF  INVESTMENT               ASSETS              INVESTMENT
                       (DECREASE)     NET ASSET              NET       INCOME                 AT END    RATIO OF    INCOME
                         IN NET       VALUE AT             EXPENSES    (LOSS)   PORTFOLIO       OF      EXPENSES    (LOSS)
                         ASSET         END OF     TOTAL   TO AVERAGE TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                         VALUE         PERIOD   RETURN(b) NET ASSETS NET ASSETS  RATE(j)    (IN 000'S) NET ASSETS NET ASSETS
                       ----------  ----------- --------- ---------- ---------- ----------- ---------- ---------- ----------
                                                              SHORT DURATION GOVERNMENT FUND
                                                         ------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--
Institutional
Shares..........          $ 0.1800   $ 9.82        8.97%     0.45%      6.87%    292.56%     $103,760     0.72%      6.60%
1995--Administration
Shares..........           (0.0100)    9.63(h)     2.10      0.70(e)    7.91(e)  292.56           --      0.90(e)    7.71(e)
1994--
Institutional
Shares..........           (0.5000)    9.64        0.99      0.45       5.69     289.79       193,095     0.59       5.55
1994--Administration
Shares..........           (0.5000)    9.64        0.73      0.70       5.38     289.79           730     0.84       5.24
1993--
Institutional
Shares..........           (0.0200)   10.14        5.55      0.45       5.46     411.66       359,708     0.64       5.31
1993--Administration
Shares(f).......           (0.0900)   10.14        1.74      0.70(e)    4.84(e)  411.66        16,490     0.80(e)    4.74(e)
1992--
Institutional
Shares..........           (0.0600)   10.16        6.24      0.45       6.60     216.07       277,927     0.69       6.36
1991--
Institutional
Shares..........            0.2200    10.22       10.93      0.45       8.25     155.44       158,848     0.79       7.91
1990--
Institutional
Shares..........           (0.0700)   10.00        8.23      0.45       8.62     173.21        68,995     0.95       8.12
1989--
Institutional
Shares..........           (0.0300)   10.07        9.08      0.46       8.71     137.37        31,015     1.39       7.78

FOR THE PERIOD AUGUST
15, 1988(g) THROUGH
OCTOBER 31,
1988--
Institutional
Shares..........            0.1000    10.10        3.30      0.55(e)    8.55(e)  167.00(e)     39,052     1.42(e)    7.68(e)




                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS
                                ---------------------------------------------------
                                             NET REALIZED
                                                 AND        NET REALIZED
                                              UNREALIZED        AND
                                             GAIN (LOSS)     UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)    INCOME
                      NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                      VALUE AT     NET       OPTION AND      CURRENCY      FROM
                      BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                      OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                      --------- ----------   ------------   ------------ ----------

                                   SHORT DURATION TAX-FREE FUND
                         -------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $ 9.79    $0.4235(c)    $0.1500 (c)      $--       $0.5735 (c)
1995--Administration
Shares..........         9.79     0.3989(c)     0.1500 (c)       --        0.5489 (c)
1995--Service
Shares..........         9.79     0.3744(c)     0.1600 (c)       --        0.5344 (c)
1994--Institutional
Shares..........        10.23     0.3787(c)    (0.3575)(c)       --        0.0212 (c)
1994--Administration
Shares..........        10.23     0.3537(c)    (0.3575)(c)       --       (0.0038)(c)
1994--Service
Shares(i).......         9.86     0.0475(c)    (0.0700)(c)       --       (0.0225)(c)
1993--Institutional
Shares..........         9.93     0.3834        0.3000 (a)       --        0.6834
1993--Administration
Shares(i).......        10.16     0.1555        0.0720 (a)       --        0.2275

FOR THE PERIOD OCTOBER
1, 1992(g) THROUGH
OCTOBER 31,
1992--Institutional
Shares..........        10.00     0.0341       (0.0700)(a)       --       (0.0359)

                                   CORE FIXED INCOME FUND
                          -------------------------------------
FOR THE YEAR ENDED
OCTOBER 31,
1995--Institutional
Shares..........         9.24     0.6423        0.7610           --        1.4033
FOR THE PERIOD JANUARY
5, 1994(g) THROUGH
OCTOBER 31,
1994--Institutional
Shares..........        10.00     0.4648       (0.7617)          --       (0.2969)


                                   FROM NET              IN EXCESS OF
                                   REALIZED              NET REALIZED                          NET
                                   GAIN ON                 GAIN ON                           INCREASE
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET
                       FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT
                      INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF
                        INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD
                      ---------- ------------ ---------- ------------ ------- ------------- ---------- ---------

                                   SHORT DURATION TAX-FREE FUND
                         -------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $(0.4235)   $   --        $--         $--       $--      $(0.4235)    $0.1500     $9.94
1995--Administration
Shares..........        (0.3989)       --         --          --        --       (0.3989)     0.1500      9.94
1995--Service
Shares..........        (0.3744)       --         --          --        --       (0.3744)     0.1600      9.95
1994--Institutional
Shares..........        (0.3787)   (0.0825)       --          --        --       (0.4612)    (0.4400)     9.79
1994--Administration
Shares..........        (0.3537)   (0.0825)       --          --        --       (0.4362)    (0.4400)     9.79
1994--Service
Shares(i).......        (0.0475)       --         --          --        --       (0.0475)    (0.0700)     9.79
1993--Institutional
Shares..........        (0.3834)       --         --          --        --       (0.3834)     0.3000     10.23
1993--Administration
Shares(i).......        (0.1555)       --         --          --        --       (0.1555)     0.0720     10.23

FOR THE PERIOD OCTOBER
1, 1992(g) THROUGH
OCTOBER 31,
1992--Institutional
Shares..........        (0.0341)       --         --          --        --       (0.0341)    (0.0700)     9.93

                                   CORE FIXED INCOME FUND
                           -------------------------------------
FOR THE YEAR ENDED
OCTOBER 31,
1995--Institutional
Shares..........        (0.6433)       --         --          --        --       (0.6433)     0.7600     10.00

FOR THE PERIOD JANUARY
5, 1994(g) THROUGH
OCTOBER 31,
1994--Institutional
Shares..........        (0.4648)       --         --          --        --       (0.4648)    (0.7617)     9.24

                                                                              RATIOS ASSUMING
                                                                            NO VOLUNTARY WAIVER
                                                                                 OF FEES OR
                                                                            EXPENSE LIMITATIONS
                                                                     ------------------------------

                                             RATIO OF                                   RATIO OF
                                               NET                   NET                   NET
                                            INVESTMENT               ASSETS             INVESTMENT
                                   RATIO OF   INCOME                 AT END   RATIO OF    INCOME
                                   EXPENSES   (LOSS)  PORTFOLIO        OF      EXPENSES   (LOSS)
                       TOTAL     TO AVERAGE TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                      RETURN(b)  NET ASSETS NET ASSETS   RATE      (IN 000'S) NET ASSETS NET ASSETS
                    ------------ ---------- ---------- ----------- ---------- ---------- ----------

                                   SHORT DURATION TAX-FREE FUND
                         -------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........          5.98%        0.45%      4.31%    259.52%     $58,389      0.77%      3.99%
1995--Administration
Shares..........          5.76         0.70       4.14     259.52           46      1.02       3.82
1995--Service
Shares..........          5.59         0.95       3.87     259.52          454      1.27       3.55
1994--Institutional
Shares..........          0.17         0.45       3.74     354.00       83,704      0.61       3.58
1994--Administration
Shares..........         (0.11)        0.70       3.51     354.00        3,866      0.86       3.35
1994--Service
Shares(i).......         (0.32)(k)     0.95(e)    4.30(e)  354.00           44      1.11(e)    4.14(e)
1993--Institutional
Shares..........          7.03         0.41       3.70     404.60      115,803      1.06       3.05
1993--Administration
Shares(i).......          2.28 (k)     0.70(e)    3.32(e)  404.60          911      1.07(e)    2.95(e)

FOR THE PERIOD OCTOBER
1, 1992(g) THROUGH
OCTOBER 31,
1992--Institutional
Shares..........        (0.34)(k)      0.05(e)    4.58(e)   31.19(k)    14,601      2.68(e)    1.95(e)

                              CORE FIXED INCOME FUND
                       -------------------------------------

FOR THE YEAR ENDED
OCTOBER 31,
1995--Institutional
Shares..........         15.72         0.45       6.56     383.26(j)    55,502      0.96       6.05

FOR THE PERIOD JANUARY
5, 1994(g) THROUGH
OCTOBER 31,
1994--Institutional
Shares..........         (3.00)        0.45(e)    6.48(e)  288.25(j)    24,508      1.46(e)    5.47(e)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(c) Calculated based on the average shares outstanding methodology.
(d) Class A shares commenced operations on May 15, 1995.
(e) Annualized.
(f) Administration share activity commenced on April 15, 1993.
(g) Commencement of operations.
(h) Short Duration Government Administration shares were redeemed in full on February 23, 1995. Amount shown represents net asset value on February 23, 1995.
(i) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.
(j) Includes the effect of mortgage dollar roll transactions.
(k) Not annualized.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital gain.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the 2-year U.S. Treasury security, plus or minus .5 years (currently 1.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 3 years. The approximate interest rate sensitivity of the Fund is comparable to a 2-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 3-year Municipal Bond Index, plus or minus .5 years (currently 2.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 4 years. The approximate interest rate sensitivity of the Fund is comparable to a 3-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least A by S&P or Moody's. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus 1 year (currently, 4.7 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa or in their equivalent ratings category by S&P or Moody's. The securities currently included in the index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. Government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed income securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. The non-U.S. dollar-denominated fixed income securities in which the Fund may invest will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions to seek to hedge its exposure to foreign currencies. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques".


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests will be subject to the same rating criteria as its other investments in fixed income securities.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government and Core Fixed Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income Fund may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Core Fixed Income Fund may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund, invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income Fund may invest in fixed income securities of foreign issuers denominated in any currency but will limit its investments in non-U.S. dollar-denominated fixed income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income Fund may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income Fund will usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Fund offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Core Fixed Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income Fund may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that the Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices or, in the case of the Core Fixed Income Fund, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income Fund, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to the Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Internal Revenue Code (the "Code") for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price.

In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars,
(iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts, (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments and (viii) with respect to the Core Fixed Income Fund, investments in securities of issuers in countries with emerging markets and economies. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS


  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.


                              PORTFOLIO TURNOVER


  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. Goldman Sachs registered as an investment adviser in 1981. As of January 31, 1996, GSAM and GSFM, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSFM is entitled to a fee from the Short Duration Government and Adjustable Rate Government Funds, computed daily and payable monthly, at the annual rates of 0.50% and 0.40%, respectively, of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Short Duration Government Fund at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Short Duration Tax-Free and Core Fixed Income Funds, computed daily and payable monthly, at the annual rates of 0.40% and 0.40%, respectively, of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds paid fees at the foregoing rates.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement. In addition, the Investment Advisers to the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding any applicable fees payable by the Fund classes to service organizations, advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05%, 0.05%, 0.05% and 0.05% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman

Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a fee from the Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds equal to 0.04% of the average daily net assets of each Fund. Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund equal to each class' proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing agents) applicable to Class A shares plus 0.04% of the average daily net assets attributable to the other classes of the Adjustable Rate Government Fund.


                                   DIVIDENDS


  Each Fund will declare a daily dividend. Such dividend will accrue to shareholders of record as of 3:00 p.m. Chicago time, and will be paid monthly. Shares will be eligible for dividends which accrue on or after the date such shares are purchased and will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Funds also intend that all net realized long-term and short-term capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis. On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE


  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend. Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION


  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST


  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds each offer Institutional Shares, Administration Shares and Service Shares. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of November 30, 1995, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of such Fund: Short Duration Government Fund--State Street Bank & Trust Company--

Goldman Sachs Employee Trust--One Enterprise Drive, No. Quincy, MA 02171 (30.64%) and Short Duration Tax-Free Fund--MGIC, Attn: James McGinnis, P.O. Box 297, Milwaukee, WI 53201 (27.16%).

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Short Duration Tax-Free Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                              ADMINISTRATION PLAN

  The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate Service Organizations for providing account administration services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Administration Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Fund attributable to or held in the name of the Service Organization for its customers. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers and processing orders to purchase, redeem or exchange Administration Shares for customers.

  For the fiscal year ended October 31, 1995, the Trust, on behalf of the Adjustable Rate Government, Short Duration Government and Short Duration Tax-Free Funds, paid the Service Organizations fees at the annual rate of 0.25% of each Fund's average daily net assets attributable to the Administration Shares. No Administration Shares of the Core Fixed Income Fund were outstanding during the period.

  Holders of Administration Shares of a Fund bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Administration Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Administration Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement. A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.

                       PURCHASE OF ADMINISTRATION SHARES

  It is expected that all direct purchasers of Administration Shares of the Funds will be Service Organizations or their nominees. Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares may be purchased by a Service Organization through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order is received from a Service Organization by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value". Purchases of Administration Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Administration Shares".

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern or Goldman Sachs. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchase of Administration Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust -- Name of Fund" and should be directed to Goldman Sachs Trust -- Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum required account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received from a Service Organization by Goldman Sachs by 3:00 p.m. Chicago time and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt by Goldman Sachs of a purchase order or
(ii) the day of receipt of a Federal Funds wire or an ACH transfer by Northern.

  PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a check or Federal Reserve draft is received by Goldman Sachs by 3:00 p.m. Chicago time, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received.

  The Funds reserve the right to redeem Administration Shares of any Service Organization whose account balance is less than $100 as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days prior written notice to Service Organizations whose Administration Shares are being redeemed to allow them to purchase sufficient additional Administration Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject or restrict any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser's pattern of frequent purchases, sales or exchanges of Administration Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Funds.


                              EXCHANGE PRIVILEGE

  Administration Shares of the Funds may be exchanged by Service Organizations for (i) Administration Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs,
Attention: Goldman Sachs Trust -- Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, policies and applicable fees before making an exchange. Administration Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Administration Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Administration Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Administration Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Administration Shares or the corresponding class of any portfolio of Goldman Sachs Money Market Trust received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to the recordholders of Administration Shares and is subject to certain limitations. See "Purchase of Administration Shares".


                      REDEMPTION OF ADMINISTRATION SHARES

  The Funds will redeem their Administration Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value". If Administration Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Administration Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges, among accounts with different names, addresses and social security or taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. If Goldman Sachs receives a redemption request by 3:00 p.m. Chicago time, the Administration Shares to be redeemed earn dividends declared on the day the request is received.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Administration Shares. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization. In the transfer process, if a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Administration Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . .  800-621-2550



FIP-1AD-GST/10K/0396
-------------------------------------------------
-------------------------------------------------

THE GOLDMAN SACHS
FIXED INCOME
PORTFOLIOS

-------------------------------------------------

PROSPECTUS
ADMINISTRATION SHARES



[LOGO] GOLDMAN SACHS
-------------------------------------------------
-------------------------------------------------

                              GOLDMAN SACHS TRUST

                      GS ADJUSTABLE RATE GOVERNMENT FUND
                       GS SHORT DURATION GOVERNMENT FUND
                        GS SHORT DURATION TAX-FREE FUND
                           GS CORE FIXED INCOME FUND
                       GOLDMAN SACHS GLOBAL INCOME FUND

                                SERVICE SHARES

                               ----------------

                    SUPPLEMENT DATED FEBRUARY 28, 1997 TO
                        PROSPECTUS DATED MARCH 1, 1996

GS ADJUSTABLE RATE GOVERNMENT FUND
  Seeks a high level of current income, consistent with low volatility of principal. The Fund invests primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

GS SHORT DURATION FUND
  Seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital gain. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities, or sponsored enterprises.

GS SHORT DURATION TAX-FREE FUND
  Seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax. The Fund invests primarily in municipal securities.

GS CORE FIXED INCOME FUND
  Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index. The Fund invests primarily in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate securities, mortgage-backed securities and asset-backed securities.

GOLDMAN SACHS GLOBAL INCOME FUND
  Seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.

This Prospectus Supplement and the accompanying Prospectus provide information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated February 28, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, Service Shares for the benefit of its customers or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of the accompanying Prospectus.

The following replaces the Fees and Expenses Table and Financial Highlights and supplements the information under the sections entitled "What are the Investment Objectives and Policies of the Funds," "Management," "Shares of the Trust" and "Additional Services" in the accompanying Prospectus:

                               FEES AND EXPENSES
                               (SERVICE SHARES)


                         ADJUSTABLE
                            RATE     SHORT DURATION                CORE FIXED  GLOBAL
                         GOVERNMENT    GOVERNMENT   SHORT DURATION   INCOME    INCOME
                            FUND          FUND      TAX-FREE FUND     FUND      FUND
                         ----------  -------------- -------------- ----------  ------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on
   Purchases............    none          none           none         none      none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............    none          none           none         none      none
  Redemption Fees.......    none          none           none         none      none
  Exchange Fees.........    none          none           none         none      none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of
 average daily net
 assets)
  Management Fees (after
   fee adjustments).....    0.40%/1/      0.40%/2/       0.40%/3/     0.40%/4/  0.59%/5/
  Service Fees/6/.......    0.50%         0.50%          0.50%        0.50%     0.50%
  Other Expenses (after
   applicable
   limitations).........    0.05%/1/      0.05%/2/       0.05%/3/     0.05%/4/  0.06%/5/
                            ----          ----           ----         ----      ----
  TOTAL FUND OPERATING
   EXPENSES
   (after fee and
   expense
   limitations).........    0.95%/1/      0.95%/2/       0.95%/3/     0.95%/4/  1.15%/5/
                            ====          ====           ====         ====      ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

                      FUND                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
                      ----                       ------ ------- ------- --------
Adjustable Rate Government......................  $10     $30     $53     $117
Short Duration Government.......................  $10     $30     $53     $117
Short Duration Tax-Free.........................  $10     $30     $53     $117
Core Fixed Income...............................  $10     $30     $53     $117
Global Income...................................  $12     $37     $63     $140

/1/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.11 and 1.01%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.

/2/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.50%, 0.21% and 1.21%, respectively. Annual operating expenses incurred by Service Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.

/3/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.61% and 1.51%, respectively. Annual operating expenses incurred by Service Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.

/4/ Based upon estimated amounts for the current fiscal year. The Investment
    Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.43% and 1.33%, respectively. Annual operating expenses incurred by Service Shares of the Fund during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.

/5/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15%, respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding advisory, subadvisory, administration fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees," "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.90%, 0.21% and 1.61%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees," "Other Expenses" and "Total Operating Expenses" of 0.59%, 0.06% and 1.15%, respectively.

/6/ Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts. See "Additional Services." Investors should be aware that, due to the service fees, a long-term shareholder in the Fund may pay over time more than the economic equivalent of the maximum front end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares and Administration Shares; Adjustable Rate Government Fund also offers Institutional Shares, Administration Shares and Class A Shares; and Global Income Fund also offers Institutional Shares, Class A Shares and Class B Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1996 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this
Prospectus.
--------------------------------------------------------------------------------

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                  GS ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1996-Institu-
 tional Shares..   $ 9.77    $0.5759(a)    $0.0772 (a)       --       $0.6531
1996-Administra-
 tion Shares....     9.77     0.5489(a)     0.0797 (a)       --        0.6286
1996-Class A
 Shares.........     9.77     0.5481(a)     0.0806 (a)       --        0.6287
1995-Institu-
 tional Shares..     9.74     0.5630(a)     0.0717 (a)       --        0.6347
1995-Administra-
 tion Shares....     9.74     0.5366(a)     0.0737 (a)       --        0.6103
1995-Class A
 Shares(c)......     9.79     0.2721(a)    (0.0090)(a)       --        0.2631
1994-Institu-
 tional Shares..    10.00     0.4341(a)    (0.2455)(a)       --        0.1886
1994-Administra-
 tion Shares....    10.00     0.4211(a)    (0.2572)(a)       --        0.1639
1993-Institu-
 tional Shares..    10.04     0.4397       (0.0376)(d)       --        0.4021
1993-Administra-
 tion
 Shares(e)......    10.02     0.2146       (0.0173)(d)       --        0.1973
1992-Institu-
 tional Shares..    10.03     0.5599       (0.0029)(d)       --        0.5570
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER
 31,
1991-Institu-
 tional Shares..    10.00     0.1531        0.0322 (d)       --        0.1853

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                  ---------- ------------ ---------- ------------ ------- -------------
                                  GS ADJUSTABLE RATE GOVERNMENT FUND
---------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1996-Institu-
 tional Shares..   $(0.5725)      --       $(0.0206)      --         --     $(0.5931)
1996-Administra-
 tion Shares....    (0.5489)      --        (0.0198)      --         --      (0.5687)
1996-Class A
 Shares.........    (0.5489)      --        (0.0198)      --         --      (0.5687)
1995-Institu-
 tional Shares..    (0.5759)      --        (0.0287)      --         --      (0.6046)
1995-Administra-
 tion Shares....    (0.5528)      --        (0.0275)      --         --      (0.5803)
1995-Class A
 Shares(c)......    (0.2697)      --        (0.0134)      --         --      (0.2831)
1994-Institu-
 tional Shares..    (0.4486)      --            --        --         --      (0.4486)
1994-Administra-
 tion Shares....    (0.4239)      --            --        --         --      (0.4239)
1993-Institu-
 tional Shares..    (0.4397)      --        (0.0024)      --         --      (0.4421)
1993-Administra-
 tion
 Shares(e)......    (0.2146)      --        (0.0027)      --         --      (0.2173)
1992-Institu-
 tional Shares..    (0.5470)      --            --        --         --      (0.5470)
FOR THE PERIOD JULY 17, 1991(G) THROUGH OCTOBER 31,
1991-Institu-
 tional Shares..    (0.1553)      --            --        --         --      (0.1553)

                                                                                           RATIOS ASSUMING NO
                                                                                           VOLUNTARY WAIVER OF
                                                                                             FEES OR EXPENSE
                                                                                               LIMITATIONS
                                                                                           ----------------------
                                               RATIO OF   RATIO OF                                      RATIO OF
                     NET      NET                NET        NET                            RATIO OF       NET
                   INCREASE  ASSET             EXPENSES  INVESTMENT                        EXPENSES    INVESTMENT
                  (DECREASE) VALUE                TO       INCOME               NET ASSETS    TO         INCOME
                    IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO   AT END OF  AVERAGE     (LOSS) TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      PERIOD     NET        AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)    (IN 000S)   ASSETS     NET ASSETS
                  ---------- ------ ---------  --------  ---------- ---------   ---------- --------    ----------
                                  GS ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1996-Institu-
 tional Shares..   $0.0600   $9.83    6.86%      0.45%      5.85%     52.36%      $613,149    0.51%       5.79%
1996-Administra-
 tion Shares....    0.0600    9.83    6.60       0.70       5.59      52.36          3,792    0.76        5.53
1996-Class A
 Shares.........    0.0600    9.83    6.60       0.70       5.59      52.36         10,728    1.01        5.28
1995-Institu-
 tional Shares..    0.0301    9.77    6.75       0.46       5.77      24.12        657,358    0.53        5.70
1995-Administra-
 tion Shares....    0.0300    9.77    6.48       0.71       5.50      24.12          3,572    0.78        5.43
1995-Class A
 Shares(c)......   (0.0200)   9.77    2.74(f)    0.69(b)    5.87(b)   24.12         15,203    1.01(b)     5.55(b)
1994-Institu-
 tional Shares..   (0.2600)   9.74    1.88       0.46       4.38      37.81        942,523    0.49        4.35
1994-Administra-
 tion Shares....   (0.2600)   9.74    1.63       0.71       4.27      37.81          6,960    0.74        4.24
1993-Institu-
 tional Shares..   (0.0400)  10.00    4.13       0.45       4.36     103.74      2,760,871    0.48        4.33
1993-Administra-
 tion
 Shares(e)......   (0.0200)  10.00    2.01(f)    0.70(b)    3.81(b)  103.74          5,326    0.73(b)     3.78(b)
1992-Institu-
 tional Shares..    0.0100   10.04    6.12       0.42       5.61     286.40      2,145,064    0.55        5.48
FOR THE PERIOD JULY 17, 1991(G) THROUGH OC-
 TOBER 31,
1991-Institu-
 tional Shares..    0.0300   10.03    2.14(f)    0.20(b)    7.31(b)  145.67(b)     239,642 1.02(b)        6.49(b)

-------------------------------------------------------------------------------

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                  GS SHORT DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............    $9.82    $0.6290(a)    $0.0136 (a)         --     $0.6426
1996-Administra-
 tion
 Shares(h)......     9.86     0.3837(a)     0.0003 (a)         --      0.3840
1996-Service
 Shares(i)......     9.72     0.3134(a)     0.1018 (a)         --      0.4152
1995-Institu-
 tional Shares..     9.64     0.6652(a)     0.1666 (a)         --      0.8318
1995-Administra-
 tion Shares....     9.64     0.2384(a)    (0.0433)(a)         --      0.1951
1994-Institu-
 tional Shares..    10.14     0.5628(a)    (0.4592)(a)         --      0.1036
1994-Administra-
 tion Shares....    10.14     0.5329(a)    (0.4539)(a)         --      0.0790
1993-Institu-
 tional Shares..    10.16     0.5627       (0.0135)(d)         --      0.5492
1993-Administra-
 tion
 Shares(e)......    10.23     0.2725       (0.0900)(d)         --      0.1825
1992-Institu-
 tional Shares..    10.22     0.6703       (0.0600)(d)         --      0.6103
1991-Institu-
 tional Shares..    10.00     0.8020        0.2200 (d)         --      1.0220
1990-Institu-
 tional Shares..    10.07     0.8300       (0.0700)(d)         --      0.7600
1989-Institu-
 tional Shares..    10.10     0.8800           --              --      0.8800
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER
 31,
-------------------------------------------------
1988-Institu-
 tional Shares..    10.00     0.1800        0.1000 (d)         --      0.2800

--------------------------------------------------------------------------------

                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ----------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL  SHAREHOLDERS
                  ---------- ------------ ---------- ------------ -------- -------------
                                       GS SHORT DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............   $(0.6326)        --          --          --         --    $(0.6326)
1996-Administra-
 tion
 Shares(h)......    (0.3940)        --          --          --         --     (0.3940)
1996-Service
 Shares(i)......    (0.3152)        --          --          --         --     (0.3152)
1995-Institu-
 tional Shares..    (0.6518)        --          --          --         --     (0.6518)
1995-Administra-
 tion Shares....    (0.2051)        --          --          --         --     (0.2051)
1994-Institu-
 tional Shares..    (0.5598)   (0.0438)         --          --         --     (0.6036)
1994-Administra-
 tion Shares....    (0.5352)   (0.0438)         --          --         --     (0.5790)
1993-Institu-
 tional Shares..    (0.5627)        --     (0.0065)         --         --     (0.5692)
1993-Administra-
 tion
 Shares(e)......    (0.2725)        --          --          --         --     (0.2725)
1992-Institu-
 tional Shares..    (0.6703)        --          --          --         --     (0.6703)
1991-Institu-
 tional Shares..    (0.8020)        --          --          --         --     (0.8020)
1990-Institu-
 tional Shares..    (0.8300)        --          --          --         --     (0.8300)
1989-Institu-
 tional Shares..    (0.8800)        --          --          --    (0.0300)    (0.9100)
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH OCTOBER
 31,
-------------------------------------------------
1988-Institu-
 tional Shares..    (0.1800)        --          --          --         --    (0.1800)

                                                                                           RATIOS ASSUMING NO
                                                                                           VOLUNTARY WAIVER OF
                                                                                             FEES OR EXPENSE
                                                                                               LIMITATIONS
                                                                                           --------------------
                                                  RATIO OF   RATIO OF                NET              RATIO OF
                     NET      NET                   NET        NET                 ASSETS  RATIO OF     NET
                   INCREASE  ASSET                EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                   TO       INCOME                 OF       TO       INCOME
                    IN NET   AT END               AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF        TOTAL      NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                    VALUE    PERIOD    RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                  ---------- ------    ---------  --------  ---------- ---------   ------- --------  ----------
                                                  GS SHORT DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares
 ...............   $0.0100   $9.83        6.75%     0.45%      6.44%    115.45%    $99,944   0.71%      6.18%
1996-Administra-
 tion
 Shares(h)......   (0.0100)   9.85        4.00(f)   0.70(b)    5.97(b)  115.45         252   0.96(b)    5.71(b)
1996-Service
 Shares(i)......    0.1000    9.82        4.35(f)   0.95(b)    6.05(b)  115.45       1,822   1.21(b)    5.79(b)
1995-Institu-
 tional Shares..    0.1800    9.82        8.97      0.45       6.87     292.56     103,760   0.72       6.60
1995-Administra-
 tion Shares....   (0.0100)   9.63(h)     2.10      0.70(b)    7.91(b)  292.56         --    0.90(b)    7.71(b)
1994-Institu-
 tional Shares..   (0.5000)   9.64        0.99      0.45       5.69     289.79     193,095   0.59       5.55
1994-Administra-
 tion Shares....   (0.5000)   9.64        0.73      0.70       5.38     289.79         730   0.84       5.24
1993-Institu-
 tional Shares..   (0.0200)  10.14        5.55      0.45       5.46     411.66     359,708   0.64       5.31
1993-Administra-
 tion
 Shares(e)......   (0.0900)  10.14        1.74      0.70(b)    4.84(b)  411.66      16,490   0.80(b)    4.74(b)
1992-Institu-
 tional Shares..   (0.0600)  10.16        6.24      0.45       6.60     216.07     277,927   0.69       6.36
1991-Institu-
 tional Shares..    0.2200   10.22       10.93      0.45       8.25     155.44     158,848   0.79       7.91
1990-Institu-
 tional Shares..   (0.0700)  10.00        8.23      0.45       8.62     173.21      68,995   0.95       8.12
1989-Institu-
 tional Shares..   (0.0300)  10.07        9.08      0.46       8.71     137.37      31,015   1.39       7.78
FOR THE PERIOD AUGUST 15, 1988(G) THROUGH
 OCTOBER 31,
-----------------------------------------
1988-Institu-
 tional Shares..    0.1000   10.10        3.30(f)   0.55(b)    8.55(b)  167.00(b)   39,052   1.42(b)    7.68(b)

------------------

--------------------------------------------------------------------------------

                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                         NET REALIZED       NET
                                             AND          REALIZED
                                          UNREALIZED        AND
                                         GAIN (LOSS)     UNREALIZED    TOTAL
                                              ON        GAIN (LOSS)    INCOME
                  NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                  VALUE AT     NET        OPTION AND      CURRENCY      FROM
                  BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                  OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                  --------- ----------   ------------   ------------ ----------
                                 GS SHORT DURATION TAX-FREE FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1996-Institu-
 tional Shares..   $ 9.94    $0.4192(a)    $0.0200 (a)       --       $0.4392
1996-Administra-
 tion Shares....     9.94     0.3944(a)     0.0200 (a)       --        0.4144
1996-Service
 Shares.........     9.95     0.3697(a)     0.0200 (a)       --        0.3897
1995-Institu-
 tional Shares..     9.79     0.4235(a)     0.1500 (a)       --        0.5735
1995-Administra-
 tion Shares....     9.79     0.3989(a)     0.1500 (a)       --        0.5489
1995-Service
 Shares.........     9.79     0.3744(a)     0.1600 (a)       --        0.5344
1994-Institu-
 tional Shares..    10.23     0.3787(a)    (0.3575)(a)       --        0.0212
1994-Administra-
 tion Shares....    10.23     0.3537(a)    (0.3575)(a)       --       (0.0038)
1994-Service
 Shares(j)......     9.86     0.0475(a)    (0.0700)(a)                (0.0225)
1993-Institu-
 tional Shares..     9.93     0.3834        0.3000(d)        --        0.6834
1993-Administra-
 tion
 Shares(j)......    10.16     0.1555        0.0720(d)        --        0.2275
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER
 31,
1992-Institu-
 tional Shares..    10.00     0.0341       (0.0700)(d)       --       (0.0359)

--------------------------------------------------------------------------------
                                      DISTRIBUTIONS TO SHAREHOLDERS
                  ---------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                  ---------- ------------ ---------- ------------ ------- -------------
                                     GS SHORT DURATION TAX-FREE FUND
---------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1996-Institu-
 tional Shares..   $(0.4192)       --        --           --         --     $(0.4192)
1996-Administra-
 tion Shares....    (0.3944)       --        --           --         --      (0.3944)
1996-Service
 Shares.........    (0.3697)       --        --           --         --      (0.3697)
1995-Institu-
 tional Shares..    (0.4235)       --        --           --         --      (0.4235)
1995-Administra-
 tion Shares....    (0.3989)       --        --           --         --      (0.3989)
1995-Service
 Shares.........    (0.3744)       --        --           --         --      (0.3744)
1994-Institu-
 tional Shares..    (0.3787)   (0.0825)      --           --         --      (0.4612)
1994-Administra-
 tion Shares....    (0.3537)   (0.0825)      --           --         --      (0.4362)
1994-Service
 Shares(j)......    (0.0475)                 --                              (0.0475)
1993-Institu-
 tional Shares..    (0.3834)       --        --           --         --      (0.3834)
1993-Administra-
 tion
 Shares(j)......    (0.1555)       --        --           --         --      (0.1555)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH OCTOBER
 31,
1992-Institu-
 tional Shares..    (0.0341)       --        --           --         --      (0.0341)
--------------------------------------------------------------------------------
                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------
                                                RATIO OF   RATIO OF                NET              RATIO OF
                     NET      NET                 NET        NET                 ASSETS  RATIO OF     NET
                   INCREASE  ASSET              EXPENSES  INVESTMENT             AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                 TO       INCOME                 OF       TO       INCOME
                    IN NET   AT END             AVERAGE   (LOSS) TO  PORTFOLIO   PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF     TOTAL       NET      AVERAGE   TURNOVER      (IN     NET      AVERAGE
                    VALUE    PERIOD RETURN(K)    ASSETS   NET ASSETS  RATE(D)     000S)   ASSETS   NET ASSETS
                  ---------- ------ ---------   --------  ---------- ---------   ------- --------  ----------
                                        GS SHORT DURATION TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1996-Institu-
 tional Shares..   $0.0300   $9.96     4.50%      0.45%      4.21%    231.65%    $34,814   1.01%      3.65%
1996-Administra-
 tion Shares....    0.0300    9.96     4.24       0.70       3.96     231.65          48   1.26       3.40
1996-Service
 Shares.........    0.0200    9.97     3.98       0.95       3.74     231.65         695   1.51       3.18
1995-Institu-
 tional Shares..    0.1500    9.94     5.98       0.45       4.31     259.52      58,389   0.77       3.99
1995-Administra-
 tion Shares....    0.1500    9.94     5.76       0.70       4.14     259.52          46   1.02       3.82
1995-Service
 Shares.........    0.1600    9.95     5.59       0.95       3.87     259.52         454   1.27       3.55
1994-Institu-
 tional Shares..   (0.4400)   9.79     0.17       0.45       3.74     354.00      83,704   0.61       3.58
1994-Administra-
 tion Shares....   (0.4400)   9.79    (0.11)      0.70       3.51     354.00       3,866   0.86       3.35
1994-Service
 Shares(j)......   (0.0700)   9.79    (0.32)(f)   0.95(b)    4.30(b)  354.00         440   1.11(b)    4.14(b)
1993-Institu-
 tional Shares..    0.3000   10.23     7.03       0.41       3.70     404.60     115,803   1.06       3.05
1993-Administra-
 tion
 Shares(j)......    0.0720   10.23     2.28(f)    0.70(b)    3.32(b)  404.60         911   1.07(b)    2.95(b)
FOR THE PERIOD OCTOBER 1, 1992(G) THROUGH
 OCTOBER 31,
1992-Institu-
 tional Shares..   (0.0700)   9.93    (0.34)(f)   0.05(b)    4.58(b)   31.19(f)   14,601   2.68(b)    1.95(b)

--------------------------------------------------------------------------------

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS
                            ---------------------------------------------------
                                        NET REALIZED   NET REALIZED
                                       AND UNREALIZED AND UNREALIZED   TOTAL
                                        GAIN (LOSS)    GAIN (LOSS)     INCOME
                  NET ASSET            ON INVESTMENT,   ON FOREIGN     (LOSS)
                  VALUE AT     NET       OPTION AND      CURRENCY       FROM
                  BEGINNING INVESTMENT    FUTURES        RELATED     INVESTMENT
                  OF PERIOD   INCOME    TRANSACTIONS   TRANSACTIONS  OPERATIONS
                  --------- ---------- -------------- -------------- ----------

                                        GS CORE FIXED INCOME FUND
-------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares..   $10.00    $0.6448      $(0.0704)           --      $0.5744
1996-Administra-
 tion
 Shares(1)......     9.91     0.4083       (0.0703)           --       0.3380
1996-Service
 Shares(1)......     9.77     0.3756        0.0898            --       0.4654
1995-Institu-
 tional Shares..     9.24     0.6423        0.7610            --       1.4033
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-Institu-
 tional Shares..    10.00     0.4648       (0.7617)           --      (0.2969)

                               GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $14.45    $  0.71      $   0.62       $   0.18     $  1.51
1996-Class B
shares(m).......    14.03       0.34          0.41           0.11        0.86
1996-
Institutional
shares..........    14.45       1.15          0.32           0.10        1.57
1995-Class A
shares..........    13.43       0.89          0.92           0.15        1.96
1995-
Institutional
shares(m).......    14.09       0.22          0.34           0.06        0.62
1994-Class A
shares..........    15.07       0.84         (1.37)         (0.12)      (0.65)
1993-Class A
shares..........    14.69       0.85          1.07          (0.42)       1.50
1992-Class A
shares..........    14.60       1.14          0.45          (0.36)       1.23
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........    14.55       0.25          0.23          (0.19)       0.29
--------------------------------------------------------------------------------
                                      DISTRIBUTIONS TO SHAREHOLDERS
                  -----------------------------------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM        TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID    DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN          TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL   SHAREHOLDERS
                  ---------- ------------ ---------- ------------ --------  -------------
                                       GS CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares..   $(0.6438)   $(0.0806)        --          --         --     $(0.7244)
1996-Administra-
 tion
 Shares(1)......    (0.4080)        --          --          --         --      (0.4080)
1996-Service
 Shares(1)......    (0.3754)        --          --          --         --      (0.3754)
1995-Institu-
 tional Shares..    (0.6433)        --          --          --         --      (0.6433)
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
----------------------------------------------------
1994-Institu-
 tional Shares..    (0.4648)        --          --          --         --      (0.4648)
                                       GLOBAL INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $  (1.43)        --          --          --         --     $  (1.43)
1996-Class B
shares(m).......      (0.36)        --          --          --         --        (0.36)
1996-
Institutional
shares..........      (1.50)        --          --          --         --        (1.50)
1995-Class A
shares..........      (0.94)        --          --          --         --        (0.94)
1995-
Institutional
shares(m).......      (0.26)        --          --          --         --        (0.26)
1994-Class A
shares..........      (0.22)      (0.16)        --          --       (0.61)      (0.99)
1993-Class A
shares..........      (0.85)      (0.27)        --          --         --        (1.12)
1992-Class A
shares..........      (1.14)        --          --          --         --        (1.14)
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........      (0.24)        --          --          --         --        (0.24)
--------------------------------------------------------------------------------
                                                                                         RATIOS ASSUMING NO
                                                                                         VOLUNTARY WAIVER OF
                                                                                           FEES OR EXPENSE
                                                                                             LIMITATIONS
                                                                                         --------------------
                                               RATIO OF   RATIO OF                NET               RATIO OF
                     NET      NET                NET        NET                  ASSETS  RATIO OF     NET
                   INCREASE  ASSET             EXPENSES  INVESTMENT              AT END  EXPENSES  INVESTMENT
                  (DECREASE) VALUE                TO       INCOME                  OF       TO       INCOME
                    IN NET   AT END            AVERAGE   (LOSS) TO  PORTFOLIO    PERIOD  AVERAGE   (LOSS) TO
                    ASSET      OF     TOTAL      NET      AVERAGE   TURNOVER      (IN      NET      AVERAGE
                    VALUE    PERIOD RETURN(K)   ASSETS   NET ASSETS  RATE(D)     000S)    ASSETS   NET ASSETS
                  ---------- ------ ---------  --------  ---------- ---------   -------- --------  ----------
                                                   GS CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
------------------------------
1996-Institu-
 tional Shares..   $(0.1500)  $9.85    5.98%     0.45%      6.51%    414.20%     $72,061   0.83%      6.13%
1996-Administra-
 tion
 Shares(1)......    (0.0700)   9.84    3.56(f)   0.70(b)    6.41(b)  414.20          702   1.08(b)    6.03(b)
1996-Service
 Shares(1)......     0.0900    9.86    4.90(f)   0.95(b)    6.37(b)  414.20          381   1.33(b)    5.99(b)
1995-Institu-
 tional Shares..     0.7600   10.00   15.72      0.45       6.56     383.26       55,502   0.96       6.05
FOR THE PERIOD JANUARY 5, 1994(G) THROUGH
OCTOBER 31,
-----------------------------------------
1994-Institu-
 tional Shares..    (0.7617)   9.24   (3.00)     0.45(b)    6.48(b)  288.25       24,508   1.46(b)    5.47(b)
                                           GLOBAL INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
-------------------------------
1996-Class A
shares..........   $   0.08  $14.53   11.05      1.16       5.81     232.15     $198,665   1.64       5.33
1996-Class B
shares(m).......       0.50   14.53    6.24(b)   1.70(b)    5.16(b)  232.15          256   2.14(b)    4.72(b)
1996-
Institutional
shares..........       0.07   14.52   11.55      0.65       6.35     232.15       54,254   1.11       5.89
1995-Class A
shares..........       1.02   14.45   15.08      1.29       6.23     265.86      245,835   1.58       5.94
1995-
Institutional
shares(m).......       0.36   14.45    4.42(f)   0.65(b)    6.01(b)  265.86       31,619   1.08(b)    5.58(b)
1994-Class A
shares..........      (1.64)  13.43   (4.49)     1.28       5.73     343.74      396,584   1.53       5.48
1993-Class A
shares..........       0.38   15.07   10.75      1.30       5.78     313.88      675,662   1.55       5.53
1992-Class A
shares..........       0.09   14.69    8.77      1.37       7.85     270.75      588,893   1.62       7.60
FOR THE PERIOD AUGUST 2, 1991(G) THROUGH OCTOBER 31,
----------------------------------------------------
1991-Class A
shares..........       0.05   14.60    2.00      0.38(f)    1.72(f)   34.22(f)   388,744   0.44(f)    1.66(f)

------
(a) Calculated based on the average shares outstanding methodology.
(b) Annualized.
(c) Class A share activity commenced on May 15, 1995.
(d) Includes the effect of mortgage dollar roll transactions.
(e) Administration share activity commenced on April 15, 1993.
(f) Not annualized.
(g) Commencement of operations.
(h) GS Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.
(i) Service share activity commenced on April 10, 1996.
(j) Administration and service share activity commenced on May 20, 1993 and September 20, 1994 respectively.
(k) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and not sales charges. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(l) Administration and Service share activity commenced on February 28, 1996 and March 13, 1996 respectively.
(m) Institutional and Class B shares commenced on June 1, 1995 and May 1, 1996, respectively.

With respect to GS Short Duration Tax-Free Fund:

  The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. Fixed-income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

With respect to GS Core Fixed Income Fund:

  Non-dollar securities in which the Fund invests will be rated at least AA by S&P or Aa by Moody's at the time of investment.

  Emerging Markets. The Core Fixed Income Fund may invest up to 10% of its total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks relating to investments in foreign securities described in the attached Prospectus, including the possibility of nationalization, expropriation and confiscatory taxation, may be heightened. In addition, unanticipated political and social developments may affect the value of the Fund's investments in emerging markets and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those countries may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). See the Additional Statement for further information regarding the Fund's investments in emerging markets.

The following replaces the information provided for Short Duration Tax-Free Fund under the caption "Management--Investment Advisers, Subadvisers and Administrator:"

  The Fund's portfolio managers are Benjamin S. Thompson and Elisabeth Schupf Lonsdale. Mr. Thompson and Ms. Lonsdale each specialize in municipal securities. Mr. Thompson's responsibilities include developing investment strategy and structuring portfolios. Ms. Lonsdale is also responsible for GSAM's municipal credit research. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed-income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank. Before rejoining Goldman Sachs in 1995, Ms. Lonsdale was a Director of Fitch Investors Service evaluating the credit ratings of tax-backed issues. Prior to that, she worked for ten years in Goldman Sachs's Municipal Finance Department.

The following is added under the caption "Management--Investment Advisers, Subadviser and Administrator:"

  For the fiscal year ended October 31, 1996, GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund, paid advisory (including subadvisory fees in the case of the Global Income Fund) fees at the rate of .40%, .40%, .40%, and .44%, respectively, of average daily net assets and Goldman Sachs Global Income Fund paid administration fees at the rate of .15% of average daily net assets.

The following is added under the caption "Shares of the Trust:"

  At a shareholders meeting called for April 1, 1997, shareholders of each Fund as of January 31, 1997 will consider a proposal to reorganize the Funds into series of a Delaware business trust. The above description regarding shares of the Funds applies equally to shares of a Delaware business trust except that, under Delaware law, shareholders of a Delaware business trust are not personally liable as partners for the obligations of the Delaware business trust.

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996



        TABLE OF CONTENTS

                                        PAGE             GOLDMAN SACHS TRUST
                                        ----               SERVICE SHARES
Fund Highlights........................   1    GS ADJUSTABLE RATE GOVERNMENT FUND
Fees and Expenses......................   5
Financial Highlights...................   7      Seeks a high level of current income,
Investment Objectives and Policies.....  11      consistent with low volatility of prin-
Description of Securities..............  15      cipal. The Fund invests primarily in ad-
Risk Factors...........................  22      justable rate mortgage pass-through se-
Investment Techniques..................  23      curities and other mortgage securities
Investment Restrictions................  27      with periodic interest rate resets,
Portfolio Turnover.....................  27      which are issued or guaranteed by the
Management.............................  28      U.S. Government, its agencies, instru-
Dividends..............................  31      mentalities or sponsored enterprises.
Net Asset Value........................  32
Performance Information................  32
Shares of the Trust....................  33    GS SHORT DURATION GOVERNMENT FUND
Taxation...............................  34
Additional Information.................  36      Seeks a high level of current income and
Additional Services....................  37      secondarily, in seeking current income,
Reports to Shareholders................  37      may also consider the potential for cap-
Purchase of Service Shares.............  38      ital gain. The Fund invests primarily in
Exchange Privilege.....................  39      securities issued or guaranteed by the
Redemption of Service Shares...........  40      U.S. Government, its agencies, instru-
                                                 mentalities or sponsored enterprises.

                                               GS SHORT DURATION TAX-FREE FUND

                                                 Seeks a high level of current income,
                                                 consistent with relatively low volatil-
                                                 ity of principal, that is exempt from
                                                 regular federal income tax. The Fund in-
                                                 vests primarily in municipal securities.

                                               GS CORE FIXED INCOME FUND

                                                 Seeks a total return consisting of capi-
                                                 tal appreciation and income that exceeds
                                                 the total return of the Lehman Brothers
                                                 Aggregate Bond Index. The Fund invests
                                                 primarily in fixed income securities,
                                                 including securities issued or guaran-
                                                 teed by the U.S. Government, its agen-
                                                 cies, instrumentalities or sponsored en-
                                                 terprises, corporate securities, mort-
                                                 gage-backed securities and asset-backed
                                                 securities.

                                               GOLDMAN SACHS GLOBAL INCOME FUND

                                                 Seeks a high total return, emphasizing
                                                 current income and, to a lesser extent,
                                                 providing opportunities for capital ap-
                                                 preciation. The Fund invests primarily
                                                 in a portfolio of high quality fixed in-
                                                 come securities of U.S. and foreign is-
                                                 suers and foreign currencies.

                                                                  (continued on next page)
                                                                               ----------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  THE CORE FIXED INCOME AND GLOBAL INCOME FUNDS INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES. THESE FUNDS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THEIR INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES".

  THE ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS' NET ASSET VALUE AND YIELD ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds and investment adviser and administrator to the Global Income Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as subadviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser". Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1996, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, Service Shares for the benefit of their customers or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

--------------------------------------------------------------------------------
                           ADJUSTABLE
                              RATE      SHORT DURATION                  CORE FIXED
                           GOVERNMENT     GOVERNMENT   SHORT DURATION     INCOME     GLOBAL INCOME
                              FUND           FUND      TAX-FREE FUND       FUND           FUND
                         -------------- -------------- -------------- -------------- --------------
  INVESTMENT OBJECTIVES  A high level   A high level   A high level   Total return   A high total
                         of current     of current     of current     consisting of  return,
                         income,        income, and    income,        capital        emphasizing
                         consistent     secondarily,   consistent     appreciation   current income
                         with low       in seeking     with low       and income     and, to a
                         volatility of  current        volatility of  that exceeds   lesser extent,
                         principal.     income, may    principal,     the total      providing
                                        also consider  that is exempt return of the  opportunities
                                        the potential  from regular   Lehman         for capital
                                        for capital    federal income Brothers       appreciation.
                                        gain.          tax.           Aggregate Bond
                                                                      Index.
 --------------------------------------------------------------------------------------------------
  DURATION               Target = 6-    Target = 2-    Target =       Target =       Target = J.P.
                         month to       year U.S.      Lehman         Lehman         Morgan Global
                         1-year U.S.    Treasury       Brothers       Brothers       Government
                         Treasury       Security plus  3-year         Aggregate Bond Bond Index
                         Security       or minus       Municipal Bond Index plus or  (hedged) plus
                                        .5 years       Index plus or  minus 1-year   or minus
                                                       minus .5                      2.5 years
                                                       years
                         Maximum = 2    Maximum = 3    Maximum = 4    Maximum = 6    Maximum = 7.5
                         years          years          years          years          years
 --------------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST   9-month note   2-year bonds   3-year bonds   5-year bonds   6-year bond
   RATE SENSITIVITY
 --------------------------------------------------------------------------------------------------

                                                                    (continued)

                                        SHORT DURATION
                      ADJUSTABLE RATE     GOVERNMENT   SHORT DURATION   CORE FIXED   GLOBAL INCOME
                     GOVERNMENT  FUND        FUND      TAX-FREE FUND   INCOME FUND        FUND
                     -----------------  -------------- -------------- -------------- --------------
  INVESTMENT SECTOR   At least 65% of   At least 65%   At least 80%   At least 65%   Securities of
                      total assets in   of total       of net assets  of assets in   U.S. and
                      securities issued assets in U.S. in Municipal   fixed income   foreign
                      or guaranteed by  Government     Securities.    securities,    governments
                      the U.S.          Securities and                including U.S. and
                      Government, its   repurchase                    Government     corporations.
                      agencies,         agreements                    Securities,
                      instrumentalities collateralized                corporate,
                      or sponsored      by                            mortgage-
                      enterprises       such                          backed and
                      ("U.S. Government securities.                   asset-backed
                      Securities") that                               securities.
                      are adjustable
                      rate mortgage
                      pass- through
                      securities and
                      other mortgage
                      securities with
                      periodic interest
                      rate resets.
 --------------------------------------------------------------------------------------------------

  CREDIT QUALITY     U.S.           U.S.           Minimum = A    Minimum =          Minimum = AA/Aa
                     Government     Government                    BBB/Baa            or A if sovereign issuer
                     Securities     Securities                    Minimum for        At least 50% = AAA/Aaa
                                                                  foreign
                                                                  securities =
                                                                  AA/Aa
 ------------------------------------------------------------------------------------------------------------
  OTHER INVESTMENTS  Fixed rate     Mortgage pass- U.S.           Foreign fixed      Mortgage and asset-
                     mortgage pass- through        Government     income,            backed securities,
                     through        securities and Securities and municipal and      foreign currencies and
                     securities and other          repurchase     convertible        repurchase agreements
                     repurchase     securities     agreements     securities,        collateralized by
                     agreements     representing   collateralized foreign            U.S. Government
                     collateralized an interest in by             currencies and     Securities or certain
                     by             or             such           repurchase         foreign government
                     U.S.           collateralized securities.    agreements         securities.
                     Government     by mortgage                   collateralized
                     Securities.    loans.                        by U.S.
                                                                  Government
                                                                  Securities.
 ------------------------------------------------------------------------------------------------------------
  BENCHMARK          6-month and 1- 2-Year U.S.    Lehman         Lehman             JP Morgan Global
                     year U.S.      Treasury       Brothers       Brothers           Government Bond Index
                     Treasury       security       3-Year         Aggregate Bond     (hedged)
                     security                      Municipal Bond Index
                                                   Index
-------------------------------------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable to the Core Fixed Income and Global Income Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed
 Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

   Non-Diversification. Global Income Fund is a "non-diversified" fund as defined under the Investment Company Act of 1940, as amended (the "Act") and is therefore subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions".

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as the Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management acts as administrator to the Global Income Fund and serves as the Investment Adviser to the Short Duration Tax-Free, Core Fixed Income and Global Income Funds. Goldman Sachs Asset Management International serves as subadviser to the Global Income Fund. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

   It is expected that all purchasers of Service Shares of a Fund will be Service Organizations or their nominees. Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased by Service Organizations through Goldman Sachs at the current net asset value without any sales load. See "Purchase of Service Shares".

   ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in amount up to 0.50% (on an annualized basis) of the average daily net assets of the Services Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services".


 HOW DO I SELL MY SERVICE SHARES?

   You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information", at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
    FUND                                           DIVIDENDS
    ----                                       ------------------ CAPITAL GAINS
                                               DECLARED    PAID   DISTRIBUTION
                                               ------------------ -------------
  Adjustable Rate Government.................. Daily      Monthly   Annually
  Short Duration Government .................. Daily      Monthly   Annually
  Short Duration Tax-Free..................... Daily      Monthly   Annually
  Core Fixed Income........................... Daily      Monthly   Annually
  Global Income .............................. Monthly    Monthly   Annually

   Recordholders of Service Shares may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of Goldman Sachs Money Market Trust. For further information concerning dividends, see "Dividends".

                      FEES AND EXPENSES (SERVICE SHARES)



                         ADJUSTABLE RATE SHORT DURATION                CORE FIXED  GLOBAL
                           GOVERNMENT      GOVERNMENT   SHORT DURATION   INCOME    INCOME
                              FUND            FUND      TAX-FREE FUND     FUND      FUND
                         --------------- -------------- -------------- ----------  ------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on
   Purchases............      none            none           none         none      none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............      none            none           none         none      none
  Redemption Fees.......      none            none           none         none      none
  Exchange Fees.........      none            none           none         none      none
ANNUAL FUND OPERATING
EXPENSES:
 (as a percentage of average
  daily net assets)
  Management Fees (after
   fee adjustments).....      0.40%/1/        0.40%/2/       0.40%/3/     0.40%/4/  0.59%/5/
  Service Fees/6/.......      0.50%           0.50%          0.50%        0.50%     0.50%
  Other Expenses (after
   applicable
   limitations).........      0.05%/1/        0.05%/2/       0.05%/3/     0.05%/4/  0.06%/5/
                              ----            ----           ----         ----      ----
  TOTAL FUND OPERATING
   EXPENSES (AFTER FEE
   AND EXPENSE
   LIMITATIONS).........      0.95%/1/        0.95%/2/       0.95%/3/     0.95%/4/  1.15%/5/
                              ====            ====           ====         ====      ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

   FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
   ----                                          ------ ------- ------- --------
Adjustable Rate Government......................  $10     $30     $53     $117
Short Duration Government.......................  $10     $30     $53     $117
Short Duration Tax-Free.........................  $10     $30     $53     $117
Core Fixed Income...............................  $10     $30     $53     $117
Global Income...................................  $12     $37     $63     $140

/1/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.13% and 1.03%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.06% and 0.96%, respectively.

/2/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses"
 attributable to Service Shares would be 0.50%, 0.22% and 1.22%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.
/3/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations,"Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.37% and 1.27%, respectively. Annual operating expenses incurred by Service Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.
/4/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.56% and 1.46%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.
/5/Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15% respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding advisory, subadvisory, administration fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.90%, 0.14% and 1.54%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.55%, 0.10% and 1.15%, respectively.
/6/Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts. See "Additional Services". Investors should be aware that, due to the service fees, a long-term shareholder in the Fund may pay over time more than the economic equivalent of the maximum front end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

  The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares and Administration Shares; Adjustable Rate Government Fund also offers Institutional Shares, Administration Shares and Class A Shares; and Global Income Fund also offers Institutional Shares, Class A Shares and Class B Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management -- Investment Advisers, Subadviser and Administrator".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                    ADJUSTABLE RATE GOVERNMENT FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.74    $0.5630(c)    $0.0717 (c)      --        $0.6347(c)
1995--Administration
Shares..........         9.74     0.5366(c)     0.0737 (c)      --         0.6103(c)
1995--Class A
Shares (d)......         9.79     0.2721(c)    (0.0090)(c)      --         0.2631(c)
1994--Institutional
Shares..........        10.00     0.4341(c)    (0.2455)(c)      --         0.1886(c)
1994--Administration
Shares..........        10.00     0.4211(c)    (0.2572)(c)      --         0.1639(c)
1993--Institutional
Shares..........        10.04     0.4397       (0.0376)(a)      --         0.4021
1993--Administration
Shares(f).......        10.02     0.2146       (0.0173)(a)      --         0.1973
1992--Institutional
Shares..........        10.03     0.5599       (0.0029)(a)      --         0.5570

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........        10.00     0.1531        0.0322 (a)      --         0.1853

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                            ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $(0.5759)      $--       $(0.0287)        $--        $--      $(0.6046)
1995--Administration
Shares..........        (0.5528)       --        (0.0275)         --         --       (0.5803)
1995--Class A
Shares (d)......        (0.2697)       --        (0.0134)         --         --       (0.2831)
1994--Institutional
Shares..........        (0.4486)       --            --           --         --       (0.4486)
1994--Administration
Shares..........        (0.4239)       --            --           --         --       (0.4239)
1993--Institutional
Shares..........        (0.4397)       --        (0.0024)         --         --       (0.4421)
1993--Administration
Shares(f).......        (0.2146)       --        (0.0027)         --         --       (0.2173)
1992--Institutional
Shares..........        (0.5470)       --            --           --         --       (0.5470)

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........        (0.1553)       --            --           --         --       (0.1553)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                              OF FEES OR
                                                                                                          EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                        ADJUSTABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........        $0.0301    $ 9.77      6.75%       0.46%      5.77%       24.12%    $ 657,358      0.53%        5.70%
1995--Administration
Shares..........         0.0300      9.77      6.48        0.71       5.50        24.12         3,572      0.78         5.43
1995--Class A
Shares (d)......        (0.0200)     9.77      2.74        0.69(e)    5.87(e)     24.12        15,203      1.01(e)      5.55(e)
1994--Institutional
Shares..........        (0.2600)     9.74      1.88        0.46       4.38        37.81       942,523      0.49         4.35
1994--Administration
Shares..........        (0.2600)     9.74      1.63        0.71       4.27        37.81         6,960      0.74         4.24
1993--Institutional
Shares..........        (0.0400)    10.00      4.13        0.45       4.36       103.74     2,760,871      0.48         4.33
1993--Administration
Shares(f).......        (0.0200)    10.00      2.01(k)     0.70(e)    3.81(e)    103.74         5,326      0.73(e)      3.78(e)
1992--Institutional
Shares..........         0.0100     10.04      6.12        0.42       5.61       286.40     2,145,064      0.55         5.48

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........         0.0300     10.03      2.14(k)     0.20(e)    7.31(e)    145.67(e)    239,642      1.02(e)      6.49(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                    SHORT DURATION GOVERNMENT FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--
Institutional
Shares..........       $ 9.64    $0.6652(c)    $ 0.1666 (c)     $--       $0.8318(c)
1995--Administration
Shares..........         9.64     0.2384(c)     (0.0433)(c)      --        0.1951(c)
1994--
Institutional
Shares..........        10.14     0.5628(c)     (0.4592)(c)      --        0.1036(c)
1994--Administration
Shares..........        10.14     0.5329(c)     (0.4539)(c)      --        0.0790(c)
1993--
Institutional
Shares..........        10.16     0.5627        (0.0135)(a)      --        0.5492
1993--Administration
Shares(f).......        10.23     0.2725        (0.0900)(a)      --        0.1825
1992--
Institutional
Shares..........        10.22     0.6703        (0.0600)(a)      --        0.6103
1991--
Institutional
Shares..........        10.00     0.8020         0.2200 (a)      --        1.0220
1990--
Institutional
Shares..........        10.07     0.8300        (0.0700)(a)      --        0.7600
1989--
Institutional
Shares..........        10.10     0.8800            --           --        0.8800

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--
Institutional
Shares..........        10.00     0.1800       0.1000(a)         --        0.2800

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                            SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--
Institutional
Shares..........       $(0.6518)   $    --     $    --          $--       $    --     $(0.6518)
1995--Administration
Shares..........        (0.2051)        --          --           --            --      (0.2051)
1994--
Institutional
Shares..........        (0.5598)    (0.0438)        --           --            --      (0.6036)
1994--Administration
Shares..........        (0.5352)    (0.0438)        --           --            --      (0.5790)
1993--
Institutional
Shares..........        (0.5627)        --      (0.0065)         --            --      (0.5692)
1993--Administration
Shares(f).......        (0.2725)        --          --           --            --      (0.2725)
1992--
Institutional
Shares..........        (0.6703)        --          --           --            --      (0.6703)
1991--
Institutional
Shares..........        (0.8020)        --          --           --            --      (0.8020)
1990--
Institutional
Shares..........        (0.8300)        --          --           --            --      (0.8300)
1989--
Institutional
Shares..........        (0.8800)        --          --           --        (0.0300)    (0.9100)

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--
Institutional
Shares..........        (0.1800)        --          --           --            --      (0.1800)


                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                         EXPENSE LIMITAITONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                          SHORT DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--
Institutional
Shares..........        0.1800    $ 9.82       8.97%      0.45%       6.87%       292.56%     $103,760      0.72%      6.60%
1995--Administration
Shares..........       (0.0100)     9.63(h)    2.10       0.70(e)     7.91(e)     292.56           --       0.90(e)    7.71(e)
1994--
Institutional
Shares..........       (0.5000)     9.64       0.99       0.45        5.69        289.79       193,095      0.59       5.55
1994--Administration
Shares..........       (0.5000)     9.64       0.73       0.70        5.38        289.79           730      0.84       5.24
1993--
Institutional
Shares..........       (0.0200)    10.14       5.55       0.45        5.46        411.66       359,708      0.64       5.31
1993--Administration
Shares(f).......       (0.0900)    10.14       1.74       0.70(e)     4.84(e)     411.66        16,490      0.80(e)    4.74(e)
1992--
Institutional
Shares..........       (0.0600)    10.16       6.24       0.45        6.60        216.07       277,927      0.69       6.36
1991--
Institutional
Shares..........        0.2200     10.22      10.93       0.45        8.25        155.44       158,848      0.79       7.91
1990--
Institutional
Shares..........       (0.0700)    10.00       8.23       0.45        8.62        173.21        68,995      0.95       8.12
1989--
Institutional
Shares..........       (0.0300)    10.07       9.08       0.46        8.71        137.37        31,015      1.39       7.78

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--
Institutional
Shares..........        0.1000     10.10       3.30       0.55(e)     8.55(e)     167.00(e)     39,052      1.42(e)    7.68(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                    SHORT DURATION TAX-FREE FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.79    $0.4235(c)    $0.1500 (c)      $--       $0.5735 (c)
1995--Administration
Shares..........         9.79     0.3989(c)     0.1500 (c)       --        0.5489 (c)
1995--Service
Shares..........         9.79     0.3744(c)     0.1600 (c)       --        0.5344 (c)
1994--Institutional
Shares..........        10.23     0.3787(c)    (0.3575)(c)       --        0.0212 (c)
1994--Administration
Shares..........        10.23     0.3537(c)    (0.3575)(c)       --       (0.0038)(c)
1994--Service
Shares(i).......         9.86     0.0475(c)    (0.0700)(c)       --       (0.0225)(c)
1993--Institutional
Shares..........         9.93     0.3834        0.3000 (a)       --        0.6834
1993--Administration
Shares(i).......        10.16     0.1555        0.0720 (a)       --        0.2275

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        10.00     0.0341       (0.0700)(a)       --       (0.0359)

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                    SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $(0.4235)    $   --        $ --         $ --         $ --      $(0.4235)
1995--Administration
Shares..........        (0.3989)        --          --           --           --       (0.3989)
1995--Service
Shares..........        (0.3744)        --          --           --           --       (0.3744)
1994--Institutional
Shares..........        (0.3787)    (0.0825)        --           --           --       (0.4612)
1994--Administration
Shares..........        (0.3537)    (0.0825)        --           --           --       (0.4362)
1994--Service
Shares(i).......        (0.0475)        --          --           --           --       (0.0475)
1993--Institutional
Shares..........        (0.3834)        --          --           --           --       (0.3834)
1993--Administration
Shares(i).......        (0.1555)        --          --           --           --       (0.1555)

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        (0.0341)        --          --           --           --       (0.0341)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                         EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                          SHORT DURATION TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $0.1500     $9.94       5.98%        0.45%      4.31%     259.52%      $58,389      0.77%        3.99%
1995--Administration
Shares..........        0.1500      9.94       5.76         0.70       4.14      259.52            46      1.02         3.82
1995--Service
Shares..........        0.1600      9.95       5.59         0.95       3.87      259.52           454      1.27         3.55
1994--Institutional
Shares..........       (0.4400)     9.79       0.17         0.45       3.74      354.00        83,704      0.61         3.58
1994--Administration
Shares..........       (0.4400)     9.79      (0.11)        0.70       3.51      354.00         3,866      0.86         3.35
1994--Service
Shares(i).......       (0.0700)     9.79      (0.32)(k)     0.95(e)    4.30(e)   354.00            44      1.11(e)      4.14(e)
1993--Institutional
Shares..........        0.3000     10.23       7.03         0.41       3.70      404.60       115,803      1.06         3.05
1993--Administration
Shares(i).......        0.0720     10.23       2.28 (k)     0.70(e)    3.32(e)   404.60           911      1.07(e)      2.95(e)

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........       (0.0700)     9.93      (0.34)(k)     0.05(e)    4.58(e)    31.19(k)     14,601      2.68(e)      1.95(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                         CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........         9.24     0.6423        0.7610           --        1.4033

FOR THE PERIOD JANUARY 5, 1994(G) THROUGH OCTOBER 31,
1994--Institutional
Shares..........        10.00     0.4648       (0.7617)          --       (0.2969)

                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                               CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........        (0.6433)        --           --          --          --       (0.6433)

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........        (0.4648)        --           --          --          --       (0.4648)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                         EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                          CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........        0.7600      10.00      15.72       0.45       6.56      383.26(j)     55,502       0.96        6.05

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........       (0.7617)      9.24      (3.00)      0.45(e)    6.48(e)   288.25(j)     24,508       1.46(e)     5.47(e)

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      -------------------------------------------------------------
                                             NET REALIZED
                                                 AND           NET
                                              UNREALIZED   REALIZED AND
                                              GAIN (LOSS)   UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)   INCOME
                      NET ASSET               INVESTMENT,   ON FOREIGN    (LOSS)
                      VALUE AT      NET       OPTION AND     CURRENCY      FROM
                      BEGINNING  INVESTMENT    FUTURES       RELATED     INVESTMENT
                      OF PERIOD    INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS
                      ---------  ----------  ------------  ------------  ----------
                                        GLOBAL INCOME FUND
-----------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........      $13.43     $0.89         $0.92           $0.15        $1.96
1995--Institutional
shares (l)......       14.09      0.22          0.34            0.06         0.62
1994--Class A
shares..........       15.07      0.84         (1.37)          (0.12)       (0.65)
1993--Class A
shares..........       14.69      0.85          1.07           (0.42)        1.50
1992--Class A
shares..........       14.60      1.14          0.45           (0.36)        1.23

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........       14.55      0.25          0.23           (0.19)        0.29


                                             DISTRIBUTIONS TO SHAREHOLDERS
                      --------------------------------------------------------------------------
                                                             IN EXCESS
                                    FROM NET                  OF NET
                                    REALIZED                  REALIZED
                                    GAIN ON                   GAIN ON
                                   INVESTMENT,  IN EXCESS    INVESTMENT,   FROM       TOTAL
                       FROM NET    OPTION AND     OF NET     OPTION AND    PAID    DISTRIBUTIONS
                      INVESTMENT    FUTURES     INVESTMENT    FUTURES       IN         TO
                        INCOME    TRANSACTIONS    INCOME    TRANSACTIONS  CAPITAL  SHAREHOLDERS
                      ----------  ------------  ----------  ------------  -------  -------------
                                                 GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........       $(0.94)        $--          $--          $--         $--       $(0.94)
1995--Institutional
shares (l)......        (0.26)         --           --           --          --        (0.26)
1994--Class A
shares..........        (0.22)       (0.16)         --           --        (0.61)      (0.99)
1993--Class A
shares..........        (0.85)       (0.27)         --           --          --        (1.12)
1992--Class A
shares..........        (1.14)         --           --           --          --        (1.14)

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........        (0.24)         --           --           --          --        (0.24)

                                                                                                            RATIOS ASSUMING
                                                                                                          NO VOLUNTARY WAIVER
                                                                                                               OF FEES OR
                                                                                                          EXPENSE LIMITATIONS
                                                                                                        ----------------------
                                                                      RATIO OF                                       RATIO OF
                         NET                                            NET                    NET                     NET
                       INCREASE                          RATIO OF    INVESTMENT               ASSETS                INVESTMENT
                      (DECREASE)   NET ASSET               NET        INCOME                  AT END     RATIO OF     INCOME
                        IN NET     VALUE AT              EXPENSES     (LOSS)    PORTFOLIO       OF       EXPENSES     (LOSS)
                        ASSET       END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER      PERIOD    TO AVERAGE  TO AVERAGE
                        VALUE       PERIOD   RETURN(b)  NET ASSETS  NET ASSETS   RATE(j)    (IN 000'S)  NET ASSETS  NET ASSETS
                      ----------  ---------  ---------  ----------  ----------  ---------   ----------  ----------  ----------
                                                              GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........       $1.02       $14.45     15.08%     1.29%       6.23%       265.86%     $245,835      1.58%        5.94%
1995--Institutional
shares (l)......        0.36        14.45      4.42      0.65(e)     6.01(e)     265.86        31,619      1.08(e)      5.58(e)
1994--Class A
shares..........       (1.64)       13.43     (4.49)     1.28        5.73        343.74       396,584      1.53         5.48
1993--Class A
shares..........        0.38        15.07     10.75      1.30        5.78        313.88       675,662      1.55         5.53
1992--Class A
shares..........        0.09        14.69      8.77      1.37        7.85        270.75       588,893      1.62         7.60
FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........        0.05        14.60      2.00      0.38(k)     1.72(k)      34.22       388,744      0.44(k)     1.66(k)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(c) Calculated based on the average shares outstanding methodology.
(d) Class A shares commenced operations on May 15, 1995.
(e) Annualized.
(f) Administration share activity commenced on April 15, 1993.
(g) Commencement of operations.
(h) Short Duration Government Administration shares were redeemed in full on February 23, 1995. Amount shown represents net asset value on February 23, 1995.
(i) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.
(j) Includes the effect of mortgage dollar roll transactions.
(k) Not annualized.
(l) Institutional shares commenced operations on August 1, 1995.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital gain.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the 2-year U.S. Treasury security, plus or minus .5 years (currently 1.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 3 years. The approximate interest rate sensitivity of the Fund is comparable to a 2-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 3-year Municipal Bond Index, plus or minus .5 years (currently 2.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 4 years. The approximate interest rate sensitivity of the Fund is comparable to a 3-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least A by S&P or Moody's. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus 1 year (currently, 4.7 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa or in their equivalent ratings category by S&P or Moody's. The securities currently included in the index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. Government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed income securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. The non-U.S. dollar-denominated fixed income securities in which the Fund may invest will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions to seek to hedge its exposure to foreign currencies. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques".

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years (currently 5.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its portfolio.

  The fixed income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. However, the Fund may also invest in obligations of a sovereign issuer, denominated in the issuer's own currency, rated at least A by S&P or Moody's. The Fund will invest at least 50% of its net assets in securities rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions both to seek to enhance returns for a given level of risk and to seek to hedge its exposure to foreign currencies. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices desired under "Investment Techniques".

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. With respect to other countries, not more than 25% of the Fund's total assets will be invested in securities of any other foreign country.


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National

Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income and Global Income Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests will be subject to the same rating criteria as its other investments in fixed income securities.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Core Fixed Income and Global Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income and Global Income Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund, invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income and Global Income Funds may invest in fixed income securities of foreign issuers denominated in any currency. However, the Core Fixed Income Fund will limit its investments in non-U.S. dollar-denominated fixed income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income and Global Income Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income and Global Income Funds will usually involve currencies of foreign countries, and because the Global Income Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Global Income Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Global Income Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Global Income Fund enters into a forward foreign currency exchange contract to sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. A Fund will incur costs in connection with conversions between various currencies. The Global Income Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Funds offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.

                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES


  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income and Global Income Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Global Income Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Global Income Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income (but only for hedging purposes) and Global Income Funds, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income and Global Income Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income and Global Income Funds may enter into currency swaps for hedging purposes and the Global Income Fund may also enter into currency swaps to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to a Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Internal Revenue Code (the "Code") for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Global Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars,
(iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts, (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments and (viii) with respect to the Core Fixed Income Fund, investments in securities of issuers in countries with emerging markets and economies. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS


  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFICATION STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER


  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds and investment adviser and administrator to the Global Income Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the subadviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 31, 1996, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, and in the case of the Global Income Fund under a Subadvisory Agreement, the subadviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Prior to 1992, he spent two years managing multi-currency fixed income and balanced portfolios at Invesco MIM Limited, where he was a senior member of the derivative products group. Prior to his employment at Invesco, Mr. Fitzgerald spent three years with Foreign and Colonial Management Limited in London managing fixed income and derivative funds, and, prior to that, in the treasury department of NRMA Insurance Limited in Sydney. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies. Prior to his employment at Rothschild, Mr. Wilson spent seven years at the Reserve Bank of New Zealand, his most recent position as Trading Manager of foreign reserves management. Mr. Wilson's employment at the Reserve Bank at New Zealand also included a two year assignment to the foreign investment unit at the Bank of England in London.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSFM is entitled to a fee from the Short Duration Government and Adjustable Rate Government Funds, computed daily and payable monthly, at the annual rates of 0.50% and 0.40%, respectively, of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Short Duration Government Fund at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Short Duration Tax-Free, Core Fixed Income and Global Income Funds, computed daily and payable monthly, at the annual rates of 0.40%, 0.40% and 0.25%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the Global Income Fund at the annual rate of 0.12% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to a Subadvisory Agreement, GSAMI is entitled to a fee from the Global Income Fund, computed daily and payable monthly at the annual rate of 0.50% of average daily net assets; however, GSAMI is currently only imposing its subadvisory fee with respect to the Global Income Fund at the annual rate of 0.32% of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds paid fees at the foregoing rates. At various times during the fiscal year ended October 31, 1995, GSAM and GSAMI waived part of their investment advisory and subadvisory fees, respectively, for the Global Income Fund. The average rate for the period paid by the Global Income Fund to GSAM and GSAMI was 0.22% and 0.45%, respectively. Without giving effect to fee limitations, the aggregate management fees paid by the Global Income Fund are higher than the fees paid by most funds but the Investment Adviser and subadviser believe such fees are comparable to management fees paid by funds with similar investment strategies.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement. In addition, the Investment Advisers to the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free, Core Fixed Income and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding any applicable fees payable by the Fund classes to service organizations, administration, advisory and subadvisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses to the extent such expenses exceed 0.05%, 0.05%, 0.05%, 0.05% and 0.06% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with the Global Income Fund, GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and professional services to the Global Income Fund by others; provides office facilities; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Global Income Fund, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of such Fund's average daily net assets. For the period ended October 31, 1995, the Global Income Fund paid GSAM a fee for administration services at the foregoing rate. GSAM has agreed to reduce its fees payable by the Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund for transfer agency services. Goldman Sachs is entitled to receive a fee from the Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds equal to 0.04% of the average daily net assets of each Fund. Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund equal to each class' proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing agents) applicable to Class A shares plus 0.04% of the average daily net assets of the other classes of the Adjustable Rate Government Fund.


                                   DIVIDENDS


  Each Fund (other than the Global Income Fund) will declare a daily dividend. Such dividend will accrue to shareholders of record as of 3:00 p.m. Chicago time, and will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Shares of Global Income Fund will be eligible for dividends which accrue on or after the date such shares are purchased and will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Funds also intend that all net realized long-term and short-term capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE


  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION


  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST


  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds each offer Institutional Shares, Administration Shares and Service Shares. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares. The Global Income Fund offers Institutional Shares, Service Shares, Class A shares and Class B shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of November 30, 1995, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of such Fund: Short Duration Government Fund--State Street Bank & Trust Company--

Goldman Sachs Employee Trust--One Enterprise Drive, No. Quincy, MA 02171 (30.64%) and Short Duration Tax-Free Fund--MGIC, Attn: James McGinnis, P.O. Box 297, Milwaukee, WI 53201 (27.16%).

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Short Duration Tax-Free Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Services or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income and Global Income Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Fund so elects, shareholders will include in their gross incomes (in addition to dividends they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled to take federal income tax credits or deductions with respect to such taxes. It is not expected that the Core Fixed Income Fund will qualify to make this election. If either Fund cannot or does not so elect, it may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION


  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES

  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  For the fiscal year ended October 31, 1995, the Trust, on behalf of the Short Duration Tax-Free Fund, paid the Service Organizations fees at the annual rate of 0.50% of the Fund's average daily net assets attributable to Service Shares. No Service Shares of the other Funds were outstanding during the period.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Service Organizations for their services with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.

                          PURCHASE OF SERVICE SHARES

  It is expected that all direct purchasers of Service Shares of the Funds will be Service Organizations or their nominees. Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased by a Service Organization through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order is received from a Service Organization by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value". Purchases of Service Shares of the Funds must be settled within three
(3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares".

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern or State Street. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN GLOBAL INCOME FUND

  Purchases of Service Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust--Name of Fund" and should be directed to Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" and should be directed to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  Service Shares of Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Service Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received from a Service Organization by Goldman Sachs by 3:00 p.m. Chicago time and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt by Goldman Sachs of a purchase order or (ii) the day of receipt of a Federal Funds wire or an ACH transfer by Northern.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a check or Federal Reserve draft is received by Goldman Sachs by 3:00 p.m. Chicago time, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received.

  The Funds reserve the right to redeem Service Shares of any Service Organization whose account balance is less than $100 ($50 in the case of Global Income Fund) as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject or restrict any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur for example, when a purchasers' pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Funds.


                              EXCHANGE PRIVILEGE

  Service Shares of the Funds may be exchanged by Service Organizations for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any portfolio of Goldman Sachs Money Market Trust received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares".

                         REDEMPTION OF SERVICE SHARES


  The Funds will redeem their Service Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value". If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. If Goldman Sachs receives a redemption request by 3:00 p.m. Chicago time, the Service Shares of each Fund (other than Global Income Fund) to be redeemed earn dividends declared on the day the request is received.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . .  800-621-2550


FIP-1SS-GST /2K/0396
------------------------------------------------
------------------------------------------------

THE GOLDMAN SACHS
FIXED INCOME
PORTFOLIOS


------------------------------------------------

PROSPECTUS
SERVICE SHARES



[LOGO] Goldman
       Sachs

------------------------------------------------
------------------------------------------------

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                                 CLASS A SHARES
                                 CLASS B SHARES

                       GS ADJUSTABLE RATE GOVERNMENT FUND
                      GOLDMAN SACHS MUNICIPAL INCOME FUND
                      GOLDMAN SACHS GOVERNMENT INCOME FUND
                        GOLDMAN SACHS GLOBAL INCOME FUND
                   (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                              Goldman Sachs Trust
                                4900 Sears Tower
                            Chicago, Illinois 60606

     This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the prospectus for the Class A Shares and Class B Shares of GS Adjustable Rate Government Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund, and Goldman Sachs Global Income Fund dated February 28, 1997, as amended and/or supplemented from time to time, which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below. Goldman Sachs Adjustable Rate Government Fund currently does not offer Class B Shares. This Additional Statement describes each series of Goldman Sachs Trust, not all of which offer Class A and Class B Shares.

                               TABLE OF CONTENTS

Introduction                                              B-3
   Other Investments and Practices                        B-10
   Investment Restrictions                                B-53
   Management                                             B-70
   Portfolio Transactions                                 B-86
   Shares of the Trust                                    B-87
   Net Asset Value                                        B-91
   Taxation                                               B-92
   Performance Information                                B-104
   Other Information                                      B-116
   Financial Statements                                   B-117
   Other Information Regarding Purchases, Redemptions,
     Exchanges and Dividends                              B-118
   Distribution and Authorized Dealer Service Plans       B-119
   Appendix A                                             1-A
   Appendix B                                             1-B
   Appendix C                                             1-C

   The date of this Additional Statement is February 28, 1997.

   GOLDMAN SACHS TRUST                                  GOLDMAN, SACHS & CO.
   4900 SEARS TOWER                                     DISTRIBUTOR
   CHICAGO, ILLINOIS 60606                              85 BROAD STREET
                                                        NEW YORK, NY 10004

   GOLDMAN SACHS ASSET MANAGEMENT
   ADVISER TO GOLDMAN SACHS MUNICIPAL
    INCOME FUND
   GOLDMAN SACHS GLOBAL INCOME FUND
   GOLDMAN SACHS GOVERNMENT INCOME FUND
   ONE NEW YORK PLAZA
   NEW YORK, NEW YORK 10004

   GOLDMAN SACHS FUNDS                                  GOLDMAN, SACHS & CO.
   MANAGEMENT, L.P.                                     TRANSFER AGENT
   ADVISER TO GS ADJUSTABLE                             4900 SEARS TOWER
   RATE GOVERNMENT FUND                                 CHICAGO, ILLINOIS 60606
   ONE NEW YORK PLAZA
   NEW YORK, NEW YORK 10004

   GOLDMAN SACHS ASSET MANAGEMENT
    INTERNATIONAL
   SUBADVISER TO GOLDMAN SACHS
   GLOBAL INCOME FUND
   140 FLEET STREET
   LONDON EC4A 2BJ ENGLAND


                         TOLL FREE .......800-526-7384

                     OTHER INFORMATION REGARDING PURCHASES,
                      REDEMPTIONS,EXCHANGES AND DIVIDENDS

             The following information supplements the information in the Prospectus under the captions "How to Invest," "How to Sell Shares of the Funds" and "Dividends." Please see the Prospectus for more complete information.

   OTHER PURCHASE INFORMATION

             If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

   RIGHT OF ACCUMULATION - (CLASS A)

             A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A Shares (acquired by purchase or exchange) of the Funds and Class A Shares of any other Goldman Sachs Portfolio (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $65,000 and purchases additional Class A Shares of any Fund with a purchase price of $45,000, the sales charge for the $45,000 purchase would be 3.0% (the rate applicable to a single purchase of more than $100,000). Class A Shares purchased without the imposition of a sales charge and shares of another class of the Funds may not be aggregated with Class A Shares purchased subject to a sales charge. Class A Shares of the Funds and any other Goldman Sachs Portfolio purchased (i) by an individual, his spouse and his minor children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Portfolio purchased by an existing client of the Private Client Services Division of Goldman Sachs will be combined with Class A Shares held by any other account over which such client or the client's spouse exercises investment or voting power. In addition, Class A Shares of the Funds and Class A Shares of any other Goldman Sachs Portfolio purchased by partners, directors, officers or employees of the same business organization or by groups of individuals represented by and investing on the recommendation of the same accounting firm or other similar organization (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation.

   STATEMENT OF INTENTION - (CLASS A)

             If a shareholder anticipates purchasing at least $100,000 of Class A Shares of a Fund alone or in combination with Class A Shares of any other Goldman Sachs Portfolio within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

   CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

             A Fund shareholder should obtain and read the prospectus relating to any other Fund, Goldman Sachs Portfolio or ILA Portfolio (as defined in the Prospectus) and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other

   Goldman Sachs Portfolios or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

   AUTOMATIC EXCHANGE PROGRAM

             A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Portfolio and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Portfolio.



   SYSTEMATIC WITHDRAWAL PLAN

             A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

             Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on purchases of Class A shares or the imposition of a CDSC on redemptions of Class A and Class B shares. The CDSC applicable to Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the

   Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.


   OFFERING PRICE OF CLASS A SHARES

        Class A Shares of each Fund are sold at a maximum sales charge of 4.5%, except for the Adjustable Rate Fund which is 1.5%. Using the offering price as of October 31, 1996, the maximum offering price of the class A shares of each Fund's shares would be as follows:


                          Net Asset    Maximum     Offering Price
                            Value    Sales Charge    to Public
                          ---------  ------------  --------------

Adjustable Rate Fund         $ 9.82         $0.15          $ 9.97

Municipal Income Fund        $14.37         $0.68          $15.05

Government Income Fund       $14.36         $0.68          $15.04

Global Income Fund           $14.53         $0.68          $15.21

                DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

          CLASS A DISTRIBUTION PLANS. As described in the Prospectus, the Trust with respect to the Class A Shares of each Fund has adopted a distribution plan (the "Class A Plans") pursuant to Rule 12b-1 under the Act. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

          The Class A Plans were most recently approved on April 24, 1996 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Class A Plans, cast in person at a meeting called for the purpose of approving the Plans. The Plans were approved by the sole initial shareholder of Class A Shares of Adjustable Rate Fund on May 12, 1995, Municipal Income Fund on July 16, 1993, Government Income Fund on January 29, 1993 and Global Income Fund on December 5, 1991.

          The compensation payable under the Class A Plans may not exceed 0.25% per annum of each Fund's average daily net assets attributable to its Class A Shares. Currently, Goldman Sachs is waiving its entire fee under the Class A Plans applicable to each Fund other than Global Income Fund and is limiting the fee payable by Global Income Fund to 0.21% of average daily net assets attributable to Class A Shares. Goldman Sachs has no current intention of modifying or discontinuing such waivers and limitation, but may do so in the future at its discretion.

          Effective June 30, 1995, each Class A Plan was amended to reduce the fee payable under the Plan from 0.50% to 0.25% of a Fund's average daily net assets attributable to Class A Shares. At the same time, each Fund adopted an Authorized Dealer Service Plan. See "Authorized Dealer Service Plans." For the fiscal years ended October 31, 1996, 1995 and 1994, each Fund paid Goldman Sachs the following amounts under the Class A Plans:


                              1996       1995        1994
                            --------  ----------  ----------

Adjustable Rate             $         $           $
Government Fund
     with fee waivers              0           0         N/A
     without fee waivers      30,905      17,967         N/A

Municipal Income Fund
     with fee waivers              0      70,023      85,242
     without fee waivers     131,925     195,152     217,701

Government Income Fund
     with fee waivers              0      25,630      14,350
     without fee waivers      73,949      76,499      65,604

Global Income Fund
     with fee waivers        493,170     645,259   1,518,814
     without fee waivers     549,164   1,257,211   3,037,628

     Goldman Sachs may pay up to the entire amount of such fee under the Plans to Authorized Dealers for providing services in connection with the sale of each Fund's shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses incurred in accordance with the Plans of distributing a Fund's shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     The Plans are compensation plans which provide for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If a Plan were terminated by the Trustees of the Trust and no successor plan were adopted, the Fund would cease to make payments under the Plan to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. However, Goldman Sachs does not intend to make expenditures for which it may be compensated under a Plan at a rate that materially exceeds the rate of compensation received under the Plan.

     During the fiscal year ended October 31, 1996, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan on behalf of each Fund (Goldman Sachs used the fees, if any, received under the Plan in the same proportion to the amounts set forth below).

Fiscal Year         Compensation  Compensation  Allocable   Printing and   Preparation and
ended               to Dealers    and Expenses  Overhead,      Mailing of  Distribution of
October 31, 1996                  of the         Telephone  Prospectuses   Sales Literature
                                  Distributor   and Travel  to Other than   and Advertising
                                  and its Sales Expenses    Current
                                  Personnel                 Shareholders

Adjustable
Rate Fund/1/            N/A             N/A          N/A        N/A             N/A

Municipal
Income Fund/2/          N/A             N/A          N/A        N/A             N/A

Government
Income Fund/2/          N/A             N/A          N/A        N/A             N/A

Global
Income Fund             0            $274,757     $116,417      $36,868         $102,215

_________________________


/1/ No expenses are reflected for Class A shares of Adjustable Rate Fund. Since inception of this class, Goldman Sachs has waived the 0.25% Class A Plan fee; no revenue has therefore been earned for the period.

/2/ Commencing June 1, 1995, Goldman Sachs is waiving the 0.25% Class A Plan fee; as no distribution revenue has therefore been earned after June 1, 1995, no expenses are reflected above.

     Under the Class A Plans, Goldman Sachs, as distributor of each Fund's Class A Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures were made.

     The Class A Plans will remain in effect until June 1, 1997 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Class A Plans. A Class A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of a majority of the outstanding Class A Shares of the applicable Fund. All material amendments of the Class A Plan must also be approved by the Trustees of the Trust in the manner described above. A Class A Plan may be terminated at any time without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the Class A Shares of the applicable Fund. So long as a Class A Plan is in effect, the selection and nomination of non-interested Trustees of the Trust shall be committed to the discretion of the non-interested Trustees of the Trust. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Funds and their Class A Shareholders.

     AUTHORIZED DEALER SERVICE PLAN. As described in the Prospectus, the Trust with respect to each Fund has adopted non-Rule 12b-1 Authorized Dealer Service Plans (the "Service Plans") with respect to Class A Shares and Class B Shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The compensation under the Service Plans may not exceed 0.25% per annum of the average daily net assets attributable to the class of shares to which the plan relates. Up to the entire amount of the fee under the Service Plans may be paid to Authorized Dealers for providing personal and account maintenance services in connection with each Fund's Shares. Under the Service Plans, Goldman Sachs will provide to the Trustees for their review at least quarterly a written report of the services provided and amount expended under the Service Plans.

     For the fiscal years ended October 31, 1996 and October 31, 1995 each Fund paid Goldman Sachs the following amounts under its Service Plan with respect to its Class A Shares and Class B shares:

                                Class A      Class B
                            1996     1995    1996
                          --------  -------  ------
Adjustable Rate Fund      $ 30,905   17,967  $ N/A
Municipal Income Fund      131,925   55,106    126
Government Income Fund      74,060   25,239    111
Global Income Fund         549,164  281,949    125

     The Service Plans applicable to Class A Shares and Class B Shares were most recently approved on April 24, 1996 by a majority of the Board of Trustees of the Trust. The Service Plans will remain in effect until June 1, 1997 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plans.

     CLASS B DISTRIBUTION PLAN. As described in the Prospectus, the Trust has adopted on behalf of Municipal Income Fund, Government Income Fund and Global Income Fund, distribution plans (the "Class B Plans") pursuant to Rule 12b-1 under the Act with respect to Class B Shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class B Plans were approved on January 30, 1996 on behalf of the Trust by a majority vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Class B Plans (the "non-interested Trustees"), cast in person at a meeting called for the purpose of approving the Class B Plans.

     With respect to each Fund, the compensation payable under the Class B Plans is equal to 0.75% per annum of the average daily net assets attributable to Class B Shares of that Fund. The fees received by Goldman Sachs under the Class B Plans and contingent deferred sales charge on Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class B Shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class B Shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     For the fiscal years ended October 31, 1996, each Fund paid Goldman Sachs the following amounts under the Class B Plans:

                            1996
                            ----

Municipal Income Fund
     with fee waivers        126
     without fee waivers     126

Government Income Fund
     with fee waivers        332
     without fee waivers     332

Global Income Fund
     with fee waivers        374
     without fee waivers     374

     Goldman Sachs may pay up to the entire amount of such fee under the Plans to Authorized Dealers for providing services in connection with the sale of each Fund's shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses incurred in accordance with the Plans of distributing a Fund's shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     The Class B Plans are compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plans were terminated by the Trust's Board of Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     During the fiscal year ended October 31, 1996, Goldman Sachs incurred the following expenses in connection with distribution under the Class B Plan on behalf of each Fund (Goldman Sachs used the fees, if any, received under the Plan in the same proportion to the amounts set forth below).


Fiscal Year         Compensation  Compensation  Allocable   Printing and   Preparation and
ended               to Dealers    and Expenses  Overhead,      Mailing of  Distribution of
October 31, 1996                  of the         Telephone  Prospectuses   Sales Literature
                                  Distributor   and Travel  to Other than   and Advertising
                                  and its Sales Expenses    Current
                                  Personnel                 Shareholders

Municipal
Income Fund/2/      $241(1)       N/A           N/A         N/A            N/A

Government
Income Fund/2/      $299(1)       N/A           N/A         N/A            N/A

Global
Income Fund         $247(1)       N/A           N/A         N/A            N/A

  Advance commissions paid to dealers of 4% on Class B sales are considered deferred assets which are amortized over a period of 6 years; amounts presented above reflect amortization expense recorded during the period presented.

  Under the Class B Plans, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plans and the purposes for which such services were performed and expenditures were made.

  The Class B Plans will remain in effect with respect to the Funds from year to year, provided such continuance is approved annually by a majority vote of the Board of Trustees, including a majority of the non-interested Trustees. A Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class B Shares of that Fund. All material amendments of the Class B Plan must also be approved by the Board of Trustees of the Trust in the manner described above. With respect to any Fund, a Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class B Shares of that Fund. So long as a Class B Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plans will benefit each Fund and their respective Class B shareholders.

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                             ADMINISTRATION SHARES

                       GS ADJUSTABLE RATE GOVERNMENT FUND
                       GS SHORT DURATION GOVERNMENT FUND
                        GS SHORT DURATION TAX-FREE FUND
                           GS CORE FIXED INCOME FUND

                   (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                              Goldman Sachs Trust
                                4900 Sears Tower
                            Chicago, Illinois 60606

     This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the prospectuses for the Administration Shares of each of GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income, each dated February 28, 1997, as amended and/or supplemented from time to time (each a "Prospectus"), which may be obtained without charge from institutions ("Service Organizations") that hold Administration Shares for the benefit of their customers, or from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below. Goldman Sachs Global Income Fund does not offer Administration Shares.

                               TABLE OF CONTENTS

Introduction                          B-3
   Other Investments and Practices    B-10
   Investment Restrictions            B-53
   Management                         B-70
   Portfolio Transactions             B-86
   Shares of the Trust                B-87
   Net Asset Value                    B-91
   Taxation                           B-92
   Performance Information            B-104
   Other Information                  B-116
   Financial Statements               B-117
   Administration Plan                B-118
   Appendix A                         1-A
   Appendix B                         1-B
   Appendix C                         1-C



The date of this Additional Statement is February 28, 1997.

GOLDMAN SACHS ASSET MANAGEMENT            GOLDMAN, SACHS & CO.
ADVISER TO GS SHORT DURATION              DISTRIBUTOR
  TAX-FREE FUND AND GS CORE FIXED         85 BROAD STREET
  INCOME FUND                             NEW YORK, NEW YORK 10004
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS                       GOLDMAN, SACHS & CO.
MANAGEMENT, L.P.                          TRANSFER AGENT
ADVISER TO GS ADJUSTABLE RATE             4900 SEARS TOWER
  GOVERNMENT FUND                         CHICAGO, ILLINOIS 60606
  AND GS SHORT DURATION
  GOVERNMENT FUND
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004


                         TOLL FREE .......800-621-2550

                              ADMINISTRATION PLAN

         Each Fund has adopted an administration plan (the "Plan") with respect to its Administration Shares which authorizes it to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such Shares. Pursuant to the Plans, a Fund enters into agreements with Service Organizations which purchase Administration Shares on behalf of their customers ("Service Agreements").
Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Administration Shares of a Fund,
(c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Administration Shares of a Fund and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, a Fund will pay each Service Organization an account administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of such Fund attributable to or held in the name of such Service Organization. For the fiscal years ended October 31, 1996, 1995 and 1994, administration fees accrued by the Funds were as follows:

Fund                               1996    1995     1994
----                              ------  -------  -------

Adjustable Rate Fund              $9,833  $12,632  $17,648
Core Fund                         $  741  *        *
Short Duration Government Fund    $  107  $   425  $28,422
Short Duration Tax-Free Fund      $  129  $ 1,244  $13,825
------------------

* No Administration Shares of Core Fund were outstanding at October 31, 1995 and October 31, 1994.


     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Administration Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Administration Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Administration Shares on behalf of their customers may be required to register as dealers.

     The Plans with respect to Adjustable Rate Fund, Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fund were approved by The Goldman Sachs Group, L.P., as the sole shareholder of Administration Shares of each Fund. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, most recently voted to approve each Plan and Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on April 24, 1996. The Plans and Service Agreements will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the Administration Shareholders of the applicable Fund and all material amendments of the Plans must also be approved by the Board of Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Administration Shares of the applicable Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Administration Shares of the applicable Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that each Fund's Plan will benefit such Fund and the holders of its Administration Shares. In the Board of Trustees' quarterly review of the Plans and Service Agreements, the Board will consider continued appropriateness and the level of compensation provided therein.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 SERVICE SHARES

                       GS ADJUSTABLE RATE GOVERNMENT FUND
                        GS SHORT DURATION GOVERNMENT FUND
                         GS SHORT DURATION TAX-FREE FUND
                            GS CORE FIXED INCOME FUND
                        GOLDMAN SACHS GLOBAL INCOME FUND
                  (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                               Goldman Sachs Trust
                                4900 Sears Tower
                             Chicago, Illinois 60606

      This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the prospectuses for the Service Shares of each of GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income and Goldman Sachs Global Income Fund, each dated February 28, 1997, as amended and/or supplemented from time to time (each a "Prospectus"), which may be obtained without charge from institutions ("Service Organizations") that hold Service Shares for the benefit of their customers, or by calling Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.

                                TABLE OF CONTENTS

Introduction                                                        B-3
Other Investments and Practices                                     B-10
Investment Restrictions                                             B-53
Management                                                          B-70
Portfolio Transactions                                              B-86
Shares of the Trust                                                 B-87
Net Asset Value                                                     B-91
Taxation                                                            B-92
Performance Information                                             B-104
Other Information                                                   B-116
Financial Statements                                                B-117
Service Plan                                                        B-118
Appendix A                                                          1-A
Appendix B                                                          1-B
Appendix C                                                          1-C


The date of this Additional Statement is February 28, 1997.

GOLDMAN SACHS ASSET MANAGEMENT                  GOLDMAN, SACHS & CO.
ADVISER TO GS SHORT DURATION                    DISTRIBUTOR
TAX-FREE FUND, GS CORE FIXED                    85 BROAD STREET
INCOME FUND AND GOLDMAN SACHS                   NEW YORK, NEW YORK 10004
GLOBAL INCOME FUND AND ADMINISTRATOR
 TO GOLDMAN SACHS GLOBAL INCOME FUND
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS               GOLDMAN, SACHS & CO.
MANAGEMENT, L.P.                  TRANSFER AGENT
ADVISER TO GS ADJUSTABLE RATE     4900 SEARS TOWER
  GOVERNMENT FUND                 CHICAGO, ILLINOIS 60606
  AND GS SHORT DURATION
  GOVERNMENT FUND                 GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA                  INTERNATIONAL
NEW YORK, NEW YORK 10004          SUBADVISER TO GOLDMAN SACHS
                                  GLOBAL INCOME FUND
                                  140 FLEET STREET
                                  LONDON EC4A 2BJ, ENGLAND

                   TOLL FREE (IN U.S.) .......800-621-2550

                                  SERVICE PLAN

      Each Fund has adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares. Pursuant to the Plan, a Fund will enter into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from a Fund, working with a Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, a Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% such average daily net assets. For the fiscal years ended October 31, 1996, October 31, 1995 and October 31, 1994, services fees were paid by the Funds as follows:

Fund                                          1996          1995          1994
----                                          ----          ----          ----

Adjustable Rate Fund                             (1)           (1)           (1)
Short Duration Government Fund              $ 1,222            (2)           (2)
Short Duration Tax-Free Fund                $ 2,322       $ 1,797       $   325
Core Fund                                   $   422            (3)           (3)
Global Income Fund                               (4)           (4)           (4)
-------------------
(1) No Service Shares of Adjustable Rate Fund were outstanding at October 31, 1996, 1995 and 1994.

(2) No Service Shares of Short Duration Government Fund were outstanding at October 31, 1995 and 1994.

(3)   No Service Shares of Core Fund were outstanding at October 31, 1995 and
      1994.

(4) No Service Shares of Global Income Fund were outstanding at October 31, 1996, 1995 and 1994.

      Each Fund has adopted its Plan pursuant to Rule 12b-1 under the 1940 Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the 1940 Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

      The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distribution securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Funds, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing a Fund's method of operations or providing alternative means of offering Service Shares of a Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alternation of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

      Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of such Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities regulators, are urged to consult legal advisers before investing fiduciary assets in Service Shares of the Funds.

      The Plans with respect to Adjustable Rate Fund, Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fund were approved by The Goldman Sachs Group, L.P., as the sole shareholder of Service Shares of each Fund. The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, most recently voted to approve each Fund's Plan and Service Agreements (except Global Fund) at a meeting called for the purpose of voting on such Plans and Service Agreements on April 24, 1996. The Trustees most recently voted to approve the Plan and Service Agreements for the Global Fund at a meeting held on April 24, 1996. Each Plan and Service Agreement will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the applicable Fund, and all material amendments of each Plan must also be approved by the Board of Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Service Shares of the applicable Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Service Shares of the applicable Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned.

So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that a Fund's Plan will benefit such Fund and its holders of Service Shares. In the Board of Trustees' quarterly review of the Plans and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                             INSTITUTIONAL SHARES

                      GS ADJUSTABLE RATE GOVERNMENT FUND
                       GS SHORT DURATION GOVERNMENT FUND
                        GS SHORT DURATION TAX-FREE FUND
                           GS CORE FIXED INCOME FUND
                       GOLDMAN SACHS GLOBAL INCOME FUND
                   (EACH A PORTFOLIO OF GOLDMAN SACHS TRUST)

                              Goldman Sachs Trust
                               4900 Sears Tower
                            Chicago, Illinois 60606

This Statement of Additional Information (the "Additional Statement") is not a prospectus. This Additional Statement describes each of the above-referenced series of Goldman Sachs Trust. This Additional Statement should be read in conjunction with the prospectus for the Institutional Shares of GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund, dated February 28, 1997, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

                               TABLE OF CONTENTS

Introduction                                                       B-3
Other Investments and Practices                                    B-10
Investment Restrictions                                            B-53
Management                                                         B-70
Portfolio Transactions                                             B-86
Shares of the Trust                                                B-87
Net Asset Value                                                    B-92
Taxation                                                           B-93
Performance Information                                            B-105
Other Information                                                  B-117
Financial Statements                                               B-118
Appendix A                                                         1-A
Appendix B                                                         1-B
Appendix C                                                         1-C

The date of this Additional Statement is February 28, 1997.

GOLDMAN SACHS ASSET MANAGEMENT          GOLDMAN, SACHS & CO.
ADVISER TO GS SHORT DURATION              DISTRIBUTOR
  TAX-FREE FUND; GS CORE                  85 BROAD STREET
  FIXED INCOME FUND AND                   NEW YORK, NEW YORK 10004
  GOLDMAN SACHS GLOBAL INCOME
  FUND AND ADMINISTRATOR TO
  GOLDMAN SACHS GLOBAL INCOME
  FUND
  ONE NEW YORK PLAZA
  NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS                       GOLDMAN, SACHS & CO.
MANAGEMENT, L.P.                          TRANSFER AGENT
ADVISER TO GS ADJUSTABLE                  4900 SEARS TOWER
  RATE GOVERNMENT FUND                    CHICAGO, ILLINOIS 60606
  AND GS SHORT DURATION
  GOVERNMENT FUND
  ONE NEW YORK PLAZA                      GOLDMAN SACHS ASSET
  NEW YORK, NEW YORK 10004              MANAGEMENT INTERNATIONAL
                                          SUBADVISER TO GOLDMAN SACHS
                                          GLOBAL INCOME FUND
                                          140 FLEET STREET
                                          LONDON EC4A 2BJ, ENGLAND



                TOLL FREE (IN U.S.) .......800-621-2550

INTRODUCTION

      Goldman Sachs Trust (the "Trust") was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust. The Trust assumed its current name on March 22, 1991. The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created GS Adjustable Rate Government Fund ("Adjustable Rate Fund"), GS Core Fixed Income Fund ("Core Fund"), Goldman Sachs Global Income Fund ("Global Income Fund"), Goldman Sachs Government Income Fund ("Government Income Fund"), Goldman Sachs Municipal Income Fund ("Municipal Income Fund"), GS Short Duration Tax-Free Fund ("Short Duration Tax-Free Fund") and GS Short Duration Government Fund ("Short Duration Government Fund"). Adjustable Rate Fund, Core Fund, Global Income Fund, Government Income Fund, Municipal Income Fund, Short Duration Tax-Free Fund and Short Duration Government Fund are each sometimes referred to herein as a "Fund" and collectively as the "Funds." Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fund are each authorized to issue three classes of shares:
Institutional Shares, Administration Shares and Service Shares. Adjustable Rate Fund is authorized to issue four classes of shares: Institutional Shares, Administration Shares, Service Shares and Class A Shares. Global Income Fund is authorized to issue four classes of shares: Institutional Shares, Service Shares, Class A Shares and Class B Shares. Government Income Fund and Municipal Income Fund are each authorized to issue two classes of shares: Class A Shares and Class B Shares.

      Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment adviser to Core Fund, Global Income Fund, Government Income Fund, Municipal Income Fund and Short Duration Tax-Free Fund. In addition, GSAM serves as Government Income Fund's, Municipal Income Fund's and Global Income Fund's administrator. Goldman Sachs Asset Management International ("GSAMI" or the "Subadviser"), an affiliate of Goldman Sachs, serves as subadviser to the Global Income Fund. Goldman Sachs Funds Management, L.P. ("FMLP"), an affiliate of Goldman Sachs, serves as the investment adviser to Adjustable Rate Fund and Short Duration Government Fund. GSAM, GSAMI and FMLP are each sometimes referred to herein as the "Adviser" and collectively herein as the "Advisers." In addition, Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company.

      Because each Fund's shares may be redeemed upon request of a shareholder on any business day at net asset value, the Funds offer greater liquidity than many competing investments, such as certificates of deposit and direct investments in certain securities in which the respective Fund may invest. However, unlike certificates of deposits, shares of the Funds are not insured by the Federal Deposit Insurance Corporation.

      The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of each Fund's investment objective and policies. Investing in the Funds entails certain risks and there is no assurance that a Fund will achieve its objective.

      EXPERIENCED MANAGEMENT.  Successfully creating and managing a
      ----------------------
diversified portfolio of securities requires professionals with extensive experience. Goldman Sachs' highly skilled portfolio management team brings together many years of experience in the analysis, valuation and trading of U.S. and foreign fixed income securities.

 ADJUSTABLE RATE FUND AND SHORT DURATION GOVERNMENT FUND

      Adjustable Rate Fund and Short Duration Government Fund are both designed for investors who seek a high level of high current income, relative stability of principal and the high credit quality of securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, without incurring the administrative and accounting burdens involved in direct investment.

      Market and economic conditions may affect the investments of Adjustable Rate Fund and Short Duration Government Fund differently than the investments normally purchased by such investors. Relative to U.S. Treasury and non-fluctuating money market instruments, the market value of adjustable rate mortgage securities in which Adjustable Rate and Short Duration Government Funds may invest may be adversely affected by increases in market interest rates. Conversely, decreases in market interest rates may result in less capital appreciation for adjustable rate mortgage securities in relation to U.S. Treasury and money market investments.

    HIGH CURRENT INCOME.  Adjustable Rate and Short Duration Government
    -------------------
Funds seek a higher current yield than a money market fund or than that offered by bank certificates of deposit and money market accounts. However, the Adjustable Rate and Short Duration Government Funds do not maintain a constant net asset value per share and are subject to greater fluctuations in the value of their shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of the Funds are not insured or guaranteed by any government agency. Each of the Adjustable Rate and Short Duration Government Funds seeks to provide such high current income without sacrificing credit quality.

    RELATIVE LOW VOLATILITY OF PRINCIPAL.  Adjustable Rate Fund seeks
    -------------------------------------
to minimize net asset value fluctuations by investing primarily in adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets, maintaining a maximum duration of two years and a target duration equal to that of a six-month to one-year U.S. Treasury security, and utilizing certain active management techniques to seek to hedge interest rate risk. Short Duration Government Fund seeks to minimize net asset value fluctuations by utilizing certain interest rate hedging techniques and by maintaining a maximum duration of not more than three years. The duration target of the Short Duration Government Fund is that of the 2-year U.S. Treasury Security plus or minus .5 years. There is no assurance that these strategies for the Adjustable Rate Fund and Short Duration Government Fund will always be successful.

      PROFESSIONAL MANAGEMENT AND ADMINISTRATION.  Investors who invest
      -------------------------------------------
in securities of the Government National Mortgage Association ("Ginnie Mae") and other mortgage-backed securities may prefer professional management and administration of their mortgage-backed securities portfolios. A well-diversified portfolio of such securities emphasizing minimal fluctuation of net asset value requires significant active management as well as significant accounting and administrative resources. Members of Goldman Sachs' highly skilled portfolio management team bring together many years of experience in the analysis, valuation and trading of U.S. fixed-income securities.

GOVERNMENT INCOME FUND

      Government Income Fund is designed for investors who seek the relatively high current income, relative safety of principal and the high credit quality of securities issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises, without incurring the administrative and account burdens involved in direct investment.

      Government Income Fund's overall returns are generally likely to move in the same direction as interest rates. Therefore, when interest rates decline, Government Income Fund's return is also likely to decline. In exchange for accepting a higher degree of share price fluctuation, investors have the potential to achieve a higher return from the Government Income Fund than from shorter-term investments.

      High Current Income.  Government Income Fund is designed to have a
      -------------------
higher current yield than a money market fund, since it can invest in longer-term, higher yielding securities, and may utilize certain investment techniques not available to a money market fund. Similarly, Government Income Fund's yield is expected to exceed that offered by bank certificates of deposit and money market accounts. However, Government Income Fund does not maintain a constant net asset value per share and is subject to greater fluctuation in the value of its shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of Government Income Fund are not insured or guaranteed by any government agency. Government Income Fund seeks to provide high current income without, however, sacrificing credit quality.

      Liquidity. Because Government Income Fund's shares may be redeemed
      ---------
upon request of a shareholder on any business day at net asset value, Government Income Fund offers greater liquidity than many competing investments such as certificates of deposit and direct investments in certain securities in which Government Income Fund may invest.

      A Sophisticated Investment Process.  Government Income Fund's
      ----------------------------------
investment process starts with a review of trends for the overall economy as well as for different sectors of the U.S. government and mortgage-backed securities markets. Goldman Sachs' portfolio managers then analyze yield spreads, implied volatility and the shape of the yield curve. In planning the Government Income Fund's portfolio investment strategies, the Adviser is able to draw upon the economic and fixed-income research resources of Goldman Sachs. The Adviser will use a sophisticated analytical process involving Goldman Sachs' proprietary mortgage prepayment model and option-adjusted spread model to structure and maintain the Government Income Fund's investment portfolio. In determining the Government Income Fund's investment strategy and making market timing decisions, the Adviser will have access to information from Goldman Sachs' economists, fixed-income analysts and mortgage specialists.

      Convenience of a Fund Structure.  Government Income Fund eliminates
      -------------------------------
many of the complications that direct ownership of U.S. government and mortgage-backed securities entails. Government Income Fund automatically reinvests all principal payments within the Fund and distributes only current income each month, thereby conserving principal and eliminating the investor's need to segregate and reinvest the principal portion of each payment on his own.

SHORT DURATION TAX-FREE AND MUNICIPAL INCOME FUNDS

      Short Duration Tax-Free Fund and Municipal Income Fund (the "Tax Exempt Funds") are not money market funds. Each is designed for investors who seek the tax benefits associated with investing in municipal securities and who are able to accept greater risk with the possibility of higher returns than investors in municipal money market funds. While municipal money market funds almost always maintain a constant net asset value, they must meet stringent high quality credit standards, their portfolios must be broadly diversified and their portfolio securities must have remaining maturities of 397 days or less. An example of an "eligible" investment for the Tax Exempt Funds is auction rate municipal securities, which generally have higher yields than money market municipal securities, but which typically are not eligible investments for municipal money market funds.

      In addition, unlike a municipal money market fund, the Tax Exempt Funds' increased investment flexibility permits their portfolios to be more easily adjusted to reflect the shape of the current yield curve as well as to respond to anticipated developments that might affect the shape of the yield curve.

      Investors who wish to invest in municipal securities may find that a mutual fund structure offers some important advantages when compared to investing in individual municipal securities, including:

            . The ratings given to municipal securities by the rating organizations are difficult to evaluate. For example, some municipal securities with relatively low credit ratings have yields comparable to municipal securities with much higher ratings. The credit research professionals at Goldman Sachs closely follow market events and are well positioned to judge current and expected credit conditions of municipal issuers;

            . Because of the relative inefficiency of the secondary market in municipal securities, the value of an individual municipal security is often difficult to determine. As such, investors may obtain a wide range of different prices when asking for quotes from different dealers. In addition, a dealer may have a large inventory of a particular issue that it wants to reduce. Obtaining the best overall prices can require extensive negotiation, which is a function performed by the portfolio manager;

            . Market expertise is also an important consideration for municipal investors, and because the Tax Exempt Funds take relatively large positions in different securities, the Tax Exempt Funds may be able to obtain more favorable prices in the municipal securities market than investors with relatively small positions; and

            . Industry and geographical diversification are important considerations for municipal investors. The Tax Exempt Funds are designed to provide this diversification.

CORE FUND

      Core Fund is designed for investors seeking a total return consisting of both income and capital appreciation that exceeds the total return of the Lehman Brothers Aggregate Bond Index, without incurring the administrative and accounting burdens involved in direct investment. Such investors also prefer liquidity, experienced professional management and administration, a sophisticated investment process, and the convenience of a mutual fund structure. Core Fund may be appropriate as part of a balanced investment strategy consisting of stocks, bonds and cash or as a complement to positions in other types of fixed-income investments.

      Core Fund's overall returns are generally likely to move in the opposite direction from interest rates. Therefore, when interest rates decline, Core Fund's return is likely to increase. Conversely, when interest rates increase, Core Fund's return is likely to decline. However, the Adviser believes that, given the flexibility of managers to invest in a diversified portfolio of securities, Core Fund's return is not likely to decline as quickly as that of other fixed-income funds with a comparable average portfolio duration. In exchange for accepting a higher degree of potential share price fluctuation, investors have the opportunity to achieve a higher return from Core Fund than from shorter-term investments.

      A number of investment strategies will be used to achieve the Core Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Adviser will attempt to take advantage of pricing inefficiencies in the fixed-income markets. Market sector selection is the underweighting or overweighting of one or more of the five market sectors (i.e., U.S. Treasuries, U.S. government agencies, corporate securities, mortgage-backed securities and asset-backed securities) in which the Fund primarily invests. The decision to overweight or underweight a given market sector is based on expectations of future yield spreads between different sectors. Yield curve exposure strategy consists of overweighting or underweighting different maturity sectors to take advantage of the shape of the yield curve. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing. To take advantage of price discrepancies between securities resulting from supply and demand imbalances or other technical factors, the Fund may simultaneously purchase and sell comparable, but not identical, securities. The Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

      A SOPHISTICATED INVESTMENT PROCESS.  Core Fund will attempt to
      ----------------------------------
control its exposure to interest rate risk, including overall market exposure and the spread risk of particular sectors and securities, through active portfolio management techniques. Core Fund's investment process starts with a review of trends for the overall economy as well as for different sectors of the fixed-income securities markets. Goldman Sachs' portfolio managers then analyze yield spreads, implied volatility and the shape of the yield curve. In planning Core Fund's portfolio investment strategies, the Adviser is able to draw upon the economic and fixed-income research resources of Goldman Sachs. The Adviser will use a sophisticated analytical process including Goldman Sachs' proprietary mortgage prepayment model and option-adjusted spread model to assist in structuring and maintaining Core Fund's investment portfolio. In determining Core Fund's investment strategy and making market timing decisions, the Adviser will have access to input from Goldman Sachs' economists, fixed-income analysts and mortgage specialists.

GLOBAL INCOME FUND

      Global Income Fund is designed for investors seeking a combination of high income, capital appreciation, stability of principal, experienced professional management, flexibility and liquidity. However, investing in the Fund involves certain risks and there is no assurance that the Fund will achieve its investment objective.

      In selecting securities for the Fund, portfolio managers consider such factors as the security's duration, sector and credit quality rating as well as the security's yield and prospects for capital appreciation. In determining the countries and currencies in which the Fund will invest, the Fund's portfolio mangers form opinions based primarily on the views of Goldman Sachs' economists as well as information provided by securities dealers, including information relating to factors such as interest rates, inflation, monetary and fiscal policies, taxation, and political climate. The portfolio managers apply the Black-Litterman Model (the "Model") to their views to develop a portfolio that produces, in the view of the Adviser, the optimal expected return for a given level of risk. The Model factors in the opinions of the portfolio managers, adjusting for their level of confidence in such opinions, with the views implied by an international capital asset pricing formula. The Model is also used to maintain the level of portfolio risk within the guidelines established by the Adviser.

      High Income.  Global Income Fund's portfolio managers will seek out
      -----------
the highest yielding bonds in the global fixed-income market that meet the Global Income Fund's credit quality standards and certain other criteria.

      Capital Appreciation.  Investing in the foreign bond markets offers
      --------------------
the potential for capital appreciation due to both interest rate and currency exchange rate fluctuations. The portfolio managers attempt to identify investments with appreciation potential by carefully evaluating trends affecting a country's currency as well as a country's fundamental economic strength. However, there is a risk of capital depreciation as a result of unanticipated interest rate and currency fluctuations.

      Portfolio Management Flexibility.  Global Income Fund is actively
      --------------------------------
managed. The Fund's portfolio managers invest in countries that, in their judgment, meet the Fund's investment guidelines and often have strong currencies and stable economies and in securities that they believe offer favorable performance prospects.

      Relative Stability of Principal.  Global Income Fund may be able to
      -------------------------------
reduce principal fluctuation by investing in foreign countries with economic policies or business cycles different from those of the United States and in foreign securities markets that do not necessarily move in the same direction or magnitude as the U.S. market. Investing in a broad range of U.S. and foreign fixed-income securities and currencies reduces the dependence of the

Fund's performance on developments in any particular market to the extent that adverse events in one market are offset by favorable events in other markets. The Fund's policy of investing primarily in high quality securities may also reduce principal fluctuation. However, there is no assurance that these strategies will always be successful.

      Professional Management.  Individual U.S. investors may prefer
      -----------------------
professional management of their global bond and currency portfolios because a well-diversified portfolio requires a large amount of capital and because the size of the global market requires access to extensive resources and a substantial commitment of time.

                      OTHER INVESTMENTS AND PRACTICES

OBLIGATIONS OF THE UNITED STATES, ITS AGENCIES, INSTRUMENTALITIES AND SPONSORED ENTERPRISES

      Each Fund may invest in U.S. government securities ("U.S. Government Securities"), which are obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities or sponsored enterprises. Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States of America. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (a) the full faith and credit of the U.S. government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of Federal National Mortgage Association ("Fannie Mae")) or (d) only the credit of the issuer (such as securities of the Financing Corporation). The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future.


      U.S. Government Securities include (to the extent consistent with the Investment Company Act of 1940, as amended (the "Act")) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, or its agencies, instrumentalities or sponsored enterprises. U.S. Government Securities also include (to the extent consistent with the Act) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a substantial secondary market, such participations are regarded as illiquid. Each Fund may also purchase U.S. Government Securities in private placements, subject to the Fund's limitation on investment in illiquid securities.

      The Funds may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the separate trading of registered interest and principal of securities program ("STRIPS").

CUSTODIAL RECEIPTS

      Each Fund may acquire custodial receipts in respect of U.S. Government Securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

MORTGAGE LOANS AND MORTGAGE-BACKED SECURITIES

      Adjustable Rate Fund, Short Duration Government Fund, Core Fund, Global Income Fund and Government Income Fund (collectively, the "Taxable Funds") may each invest in mortgage loans and mortgage pass-through securities and other securities representing an interest in or collateralized by adjustable and fixed-rate mortgage loans ("Mortgage-Backed Securities").

      GENERAL CHARACTERISTICS.  Each mortgage pool underlying
      -----------------------
Mortgage-Backed Securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multi-family (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multi-family dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

      The investment characteristics of adjustable and fixed rate Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on Mortgage-Backed Securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. To the extent that the Funds invest in Mortgage-Backed Securities, the Advisers will seek to manage these potential risks by investing in a variety of Mortgage-Backed Securities and by using certain hedging techniques.

      ADJUSTABLE RATE MORTGAGE LOANS ("ARMS").  ARMs generally provide
      ---------------------------------------
for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

      Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to build up equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

      There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of each Taxable Fund's portfolio and therefore in the net asset value of each Taxable Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

      Fixed-Rate Mortgage Loans.  Generally, fixed-rate mortgage loans
      -------------------------
included in a mortgage pool (the "Fixed-Rate Mortgage Loans") will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed-Rate Mortgage Loans generally provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain Fixed-Rate Mortgage Loans provide for a large final "balloon" payment upon maturity.

    LEGAL CONSIDERATIONS OF MORTGAGE LOANS.  The following is a
    --------------------------------------
discussion of certain legal and regulatory aspects of the mortgage loans in which the Taxable Funds may invest. These regulations may impair the ability of a mortgage lender to enforce its rights under the mortgage documents. These regulations may adversely affect the Funds' investments in Mortgage-Backed Securities (including those issued or guaranteed by the U.S. government, its agencies or instrumentalities) by delaying the Funds' receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

1.    Foreclosure.  A foreclosure of a defaulted mortgage loan may be
      -----------
      delayed due to compliance with statutory notice or service of process provisions, difficulties in locating necessary parties or legal challenges to the mortgagee's right to foreclose. Depending upon market conditions, the ultimate proceeds of the sale of foreclosed property may not equal the amounts owed on the Mortgage-Backed Securities.

      Furthermore, courts in some cases have imposed general equitable principles upon foreclosure generally designed to relieve the borrower from the legal effect of default and have required lenders to undertake affirmative and expensive actions to determine the causes for the default and the likelihood of loan reinstatement.

2.    Rights of Redemption.  In some states, after foreclosure of a
      --------------------
      mortgage loan, the borrower and foreclosed junior lienors are given a statutory period in which to redeem the property, which right may diminish the mortgagee's ability to sell the property.

3.    Legislative Limitations.  In addition to anti-deficiency and related
      -----------------------
      legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of a secured mortgage lender to enforce its security interest. For example, a bankruptcy court may grant the debtor a reasonable time to cure a default on a mortgage loan, including a payment default. The court in certain instances may also reduce the monthly payments due under such mortgage loan, change the rate of interest, reduce the principal balance of the loan to the then-current appraised value of the related mortgaged property, alter the mortgage loan repayment schedule and grant priority of certain liens over the lien of the mortgage loan. If a court relieves a borrower's obligation to repay amounts otherwise due on a mortgage loan, the mortgage loan servicer will not be required to advance such amounts, and any loss may be borne by the holders of securities backed by such loans. In addition, numerous federal and state consumer protection laws impose penalties for failure to comply with specific requirements in connection with origination and servicing of mortgage loans.

4.    "Due-on-Sale" Provisions.  Fixed-rate mortgage loans may contain a
      ------------------------
      so-called "due-on-sale" clause permitting acceleration of the maturity of the mortgage loan if the borrower transfers the property. The Garn-St. Germain Depository Institutions Act of 1982 sets forth nine specific instances in which no mortgage lender covered by that Act may exercise a "due-on-sale" clause upon a transfer of property. The inability to enforce a "due-on-sale" clause or the lack of such a clause in mortgage loan documents may result in a mortgage loan being assumed by a purchaser of the property that bears an interest rate below the current market rate.

5.    Usury Laws.  Some states prohibit charging interest on mortgage loans
      ----------
      in excess of statutory limits. If such limits are exceeded, substantial penalties may be incurred and, in some cases, enforceability of the obligation to pay principal and interest may be affected.

      GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES.  There are
      ------------------------------------------------
several types of guaranteed Mortgage-Backed Securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), other collateralized mortgage obligations and stripped Mortgage-Backed Securities. The Taxable Funds are permitted to invest in other types of Mortgage-Backed Securities that may be available in the future to the extent consistent with their respective investment policies and objectives.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES

      GINNIE MAE CERTIFICATES.  Ginnie Mae is a wholly-owned corporate
      -----------------------
instrumentality of the United States authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations, Ginnie Mae is authorized to borrow from the U.S. Treasury in an unlimited amount.

      FANNIE MAE CERTIFICATES.  Fannie Mae is a stockholder-owned
      -----------------------
corporation chartered under an act of the U.S. Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. government agency) or Mortgage Loans that are either insured by the FHA or guaranteed by the VA. However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

      Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

      FREDDIE MAC CERTIFICATES.  The Federal Home Loan Corporation
      ------------------------
("Freddie Mac") is a publicly held U.S. government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

      Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered

Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

      The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed-rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

      CONVENTIONAL MORTGAGE LOANS.  The conventional mortgage loans
      ---------------------------
underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed-rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

    MORTGAGE PASS-THROUGH SECURITIES.  The Taxable Funds may invest
    --------------------------------
in government guaranteed mortgage pass-through securities ("Mortgage Pass-Throughs"), that are fixed or adjustable rate Mortgage-Backed Securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

      The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

      DESCRIPTION OF CERTIFICATES.  Mortgage Pass-Throughs may be
      ---------------------------
issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

      Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate basis, or any combination thereof. The stated
--- ----
interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

      Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion
            --- ----
of principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders
                                      --- ----
as principal of such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

    MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE
    ----------------------------------------------------------------------
OBLIGATIONS.  Each Taxable Fund may invest in multiple class securities
-----------
including collateralized mortgage obligations ("CMOs") and REMIC Certificates issued by U.S. government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or, in the case of Core, Global and Government Income Funds, by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class Mortgage-Backed Securities represent direct ownership interests in, a pool of mortgage loans or Mortgage-Backed Securities the payments on which are used to make payments on the CMOs or multiple class Mortgage-Backed Securities.

      Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

      Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

      CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class Mortgage-Backed Securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed Mortgage-Backed Securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

      CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

      The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

      Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

      A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class certificates ("PAC Certificates"), which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates, even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

      STRIPPED MORTGAGE-BACKED SECURITIES.  The Taxable Funds may
      -----------------------------------
invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multi-class mortgage securities, issued or guaranteed by the U.S. government, its agencies or instrumentalities. Core Fund, Government Income Fund and Global Fund may also invest in privately-issued SMBS. Although the market for such securities is increasingly liquid, privately-issued SMBS may not be readily marketable and will be considered illiquid for purposes of each Fund's limitation on investments in illiquid securities. The Adviser may determine that SMBS which are U.S. Government Securities are liquid for purposes of each Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.


PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES

      RATINGS.  The ratings assigned by a rating organization to
      -------
Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

      CREDIT ENHANCEMENT.  Credit support falls generally into two
      ------------------
categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

      SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND.  In order to
      -------------------------------------------------
achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

      In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

      The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due to them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event that the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro
                                                                  ---
rata among all certificate-holders in proportion to their respective
----
outstanding interests in the mortgage pool.

      ALTERNATIVE CREDIT ENHANCEMENT.  As an alternative, or in
      ------------------------------
addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

      VOLUNTARY ADVANCES.  Generally, in the event of delinquencies in
      ------------------
payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

      OPTIONAL TERMINATION.  Generally, the servicer may, at its option
      --------------------
with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

ASSET-BACKED SECURITIES

      Core Fund, Government Income Fund and Global Income Fund may invest in asset-backed securities. Such securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

      Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

      Each Fund may invest in zero coupon bonds, deferred interest and capital appreciation bonds. Zero coupon, deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

      Zero coupon, deferred interest and capital appreciation securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Funds are nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES

      The interest rates payable on certain securities in which each Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The absence of an unconditional demand feature on variable and floating rate municipal securities exercisable within seven days would, and the failure of the issuer or a third party to honor its obligations under a demand or put feature might, require a variable or floating rate obligation to be treated as illiquid for purposes of the Tax Exempt Funds' limitation on illiquid investments.

      Each Fund may invest in "leveraged" inverse floating rate debt instruments ("inverse floaters"), including "leveraged inverse floaters." The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of each Fund's limitation on illiquid investments.

CORPORATE DEBT OBLIGATIONS

      Core Fund, Global Income Fund and Government Income Fund may invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

 BANK OBLIGATIONS

      Government Income Fund, Global Income Fund and Core Fund may each invest in obligations issued or guaranteed by United States and foreign banks (Government Income Fund may only invest in U.S. dollar denominated securities). Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be obligations only of the issuing branch pursuant to the terms of the specific obligations or government regulation.

      Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. Foreign banks are subject to different regulations and are permitted to engage in different activities than U.S. banks. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

MUNICIPAL SECURITIES

      Core Fund, Municipal Income Fund and Short Duration Tax-Free Fund may invest in bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from the income taxes of any state or local government). In addition, Municipal Securities include participation interests in such securities the interest on which is, in the opinion of bond counsel or counsel selected by the Adviser, excluded from gross income for federal income tax purposes. The Core Fund, Municipal Income Fund and Short Duration Tax-Free Fund may revise their definition of Municipal Securities in the future to include other types of securities that currently exist, the interest on which is or will be, in the opinion of such counsel, excluded from gross income for federal income tax purposes, provided that investing in such securities is consistent with each Fund's investment objective and policies.

      Municipal Securities are often issued to obtain funds for various public purposes including refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Securities also include certain "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

      The two principal classifications of Municipal Securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer, and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer of a revenue obligation may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and zero coupon bonds, deferred interest bonds and capital appreciation bonds.

      In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of Municipal Securities. There are also numerous differences in the security of Municipal Securities both within and between these two principal classifications.

      For the purpose of applying a Fund's investment restrictions, the identification of the issuer of a Municipal Security which is not a general obligation is made by the Adviser based on the characteristics of the Municipal Security, the most important of which is the source of funds for the payment of principal and interest on such securities.

      An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as Short Duration Tax-Free Fund, Municipal Income Fund and Core Fund. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many Municipal Securities that were not publicly offered initially and such securities may be readily marketable.

      The obligations of the issuer to pay the principal of and interest on a Municipal Security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a Municipal Security may be materially affected.

      Municipal Leases, Certificates of Participation and Other Participation
      ------------------------------------------------------------------------
Interests.  The Core, Municipal Income, and Short-Duration Tax-Free Funds may
---------
invest in municipal leases, certificates of participation and other participation interests. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund's original investment.

      Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements.

      Certain municipal lease obligations and certificates of participation may be deemed to be illiquid for the purpose of the Funds' limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Fund may be determined by the Adviser, pursuant to guidelines adopted by the Trustees of the Trust, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

      The Core, Municipal Income and Short Duration Tax-Free Funds may purchase participations in Municipal Securities held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying Municipal Securities. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying Municipal Security, plus accrued interest. A Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax.

      Municipal Notes.  Municipal Securities in the form of notes
      ---------------
generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and revenue anticipation notes combine the funding sources of both
tax anticipation notes and revenue anticipation notes.   Construction Loan
Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the FHA; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

      Tax-Exempt Commercial Paper.  Issues of commercial paper
      ---------------------------
typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      Pre-Refunded Municipal Securities.  The principal of and interest
      ---------------------------------
on pre-refunded Municipal Securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. Government Securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Securities. Issuers of Municipal Securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded Municipal Securities are usually purchased at a price which represents a premium over their face value.

      Private Activity Bonds.  Short Duration Tax-Free Fund, Municipal
      ----------------------
Income Fund and Core Fund may each invest in certain types of Municipal Securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), which are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues. A Tax Exempt Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax whereas

Core Fund's distributions of any tax-exempt interest it receives from any source will be taxable for regular federal income tax purposes.

  Tender Option Bonds. A tender option bond is a Municipal Security (generally
  -------------------
held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund's credit quality requirements, to be inadequate and the bond would not otherwise be readily marketable. The Tax Exempt Funds intend to invest in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Adviser, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the "Service") will agree with such counsel's opinion in any particular case, there is a risk that a Tax Exempt Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions is unclear. The Tax Exempt Funds intend to manage their portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

      Auction Rate Securities.  The Core, Municipal Income and Short
      -----------------------
Duration Tax-Free Funds may invest in auction rate securities. Auction rate securities consist of auction rate Municipal Securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in Municipal Securities (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities.

      Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to exempt income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain tests under the Code.

      A Fund's investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the Act and certain state securities regulations. The Funds will indirectly bear their proportionate share of any management and other fees paid by such closed-end funds in addition to the advisory fees payable directly by the Funds.

      Insurance.  The Funds may invest in "insured" tax-exempt Municipal
      ---------
Securities. Insured Municipal Securities are securities for which scheduled payments of interest and principal are guaranteed by a private (nongovernmental) insurance company. The insurance only entitles a Fund to receive the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the value of the shares of a Fund.

      The Funds may utilize new issue or secondary market insurance. A new issue insurance policy is purchased by a bond issuer who wishes to increase the credit rating of a security. By paying a premium and meeting the insurer's underwriting standards, the bond issuer is able to obtain a high credit rating (usually, Aaa from Moody's Investors Service, Inc. ("Moody's") or AAA from Standard & Poor's Ratings Group ("Standard & Poor's")) for the issued security. Such insurance is likely to increase the purchase price and resale value of the security. New issue insurance policies are non-cancelable and continue in force as long as the bonds are outstanding.

      A secondary market insurance policy is purchased by an investor (such as a Fund) subsequent to a bond's original issuance and generally insures a particular bond for the remainder of its term. The Funds may purchase bonds which have already been insured under a secondary market insurance policy by a prior investor, or the Funds may directly purchase such a policy from insurers for bonds which are currently uninsured.

      An insured Municipal Security acquired by a Fund will typically be covered by only one of the above types of policies.

All of the insurance policies used by a Fund will be obtained only from insurance companies rated, at the time of purchase, Aaa by Moody's or AAA by Standard & Poor's.

      Standby Commitments. In order to enhance the liquidity of Municipal
      -------------------
Securities, the Tax Exempt Funds may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a "standby commitment" or liquidity put, depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

      Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from a Tax Exempt Fund. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by a Tax Exempt Fund. In considering whether a security meets a Tax Exempt Fund's quality standards, the particular Tax Exempt Fund will look to the creditworthiness of the party providing the Fund with the right to sell as well as the quality of the security itself.

      The Tax Exempt Funds value Municipal Securities which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining a Tax Exempt Fund's net asset value. The cost of a standby commitment is carried as unrealized depreciation from the time of purchase until it is exercised or expires. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, a Tax Exempt Fund's policy is to enter into standby commitment transactions only with banks, brokers or dealers which present a minimal risk of default.

      The Adviser understands that the Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax Exempt Funds intend to take the position that they are the owner of any Municipal Securities acquired subject to a standby commitment or acquired or held with certain other types of put rights and that tax-exempt interest earned with respect to such Municipal Securities will be tax-exempt in their hands. There is no assurance that standby commitments will be available to the Tax Exempt Funds nor have the Tax Exempt Funds assumed that such commitments would continue to be available under all market conditions.

      Call Risk and Reinvestment Risk.  Municipal Securities may include
      -------------------------------
"call" provisions which permit the issuers of such securities, at any time or after a specified period, to redeem the securities prior to their stated maturity. In the event that Municipal Securities held in a Fund's portfolio are called prior to the maturity, the Fund will be required to reinvest the proceeds on such securities at an earlier date and may be able to do so only at lower yields, thereby reducing the Fund's return on its portfolio securities.

FOREIGN INVESTMENTS

      Core and Global Income Funds may invest in securities of foreign issuers and in fixed-income securities quoted or denominated in a currency other than U.S. dollars. Investing in the securities of foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, and since Core Fund and Global Income Fund may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, Core Fund and Global Income Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

      Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, there may be less publicly available information about a foreign company than about a comparable U.S. company. Volume and liquidity in most foreign bond markets are less than in the United States markets and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges are often fixed and generally are higher than negotiated commissions or dealer mark-ups in the U.S. markets, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities markets and exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlement of portfolio transactions or loss of certificates for portfolio securities.

      Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of Core Fund or Global Income Fund is uninvested and no return is earned thereon. The inability of Core Fund or Global Income Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to Core Fund or Global Income Fund due to subsequent declines in value of the portfolio securities, or, if Core Fund or Global Income Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could adversely affect Core Fund's or Global Income Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources self-sufficiency and balance of payments position.

      SPECIAL RISKS OF INVESTMENTS IN EMERGING MARKETS. The Core Fund may invest up to 10% of its total assets in securities of issuers located in countries with emerging economies or securities markets ("emerging markets"). Emerging markets are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. The Fund's purchase and sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Investment Adviser and its affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

      Foreign investment in the securities markets of certain emerging markets is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Furthermore, the repatriation of both investment income and capital from several of the Asian emerging markets is subject to restrictions such as the need for certain governmental consents.

      Many of the emerging markets may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many of the emerging markets do not have fully democratic governments. For example, some governments of emerging market countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging markets have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. The economies of most of the emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. In addition, the economies of some of the emerging markets are vulnerable to weakness in world prices for their commodity exports.

      Settlement procedures in emerging markets are frequently less developed and reliable than those in the United States and may involve the Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

      Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when the Fund wishes to use them.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Core Fund may enter into forward foreign currency exchange contracts for hedging purposes, and Global Income Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

      At the maturity of a forward contract, Global Income Fund and Core Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

      Global Income Fund or Core Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when Global Income Fund or Core Fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, or when Global Income Fund or Core Fund anticipates the receipt in a foreign currency of a dividend or interest payment on such a security which it holds, Global Income Fund or Core Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, Global Income Fund or Core Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities quoted or denominated in such foreign currency.
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

       Global Income Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated or quoted in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. The Global Income Fund and Core Fund may also purchase and sell forward contracts to seek to increase total return when the Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Funds' portfolio.


      Global Income Fund's and Core Fund's custodian will place cash or liquid assets, as permitted by applicable law, into a segregated account of the Fund in an amount equal to the value of the Funds' total assets committed to the consummation of forward foreign currency exchange contracts requiring the Funds to purchase foreign currencies, forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. The segregated accounts will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Trading Futures Commission ("CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted. The Global Income Fund and Core Fund will not enter into a forward contract with a term of greater than one year.

      While Global Income Fund and Core Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while Global Income Fund and Core Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by Global Income Fund and Core Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

      Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CURRENCY SWAPS AND INTEREST RATE CAPS, FLOORS AND COLLARS

      Each Fund may enter into interest rate swaps, caps, floors and collars. In addition, Core Fund, Adjustable Rate Fund, Government Income, Short Duration Government Fund and Global Income Fund may enter into mortgage swaps and Core Fund and Global Income Fund may also enter into currency swaps. Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return, except that the Core Fund will not enter into currency swaps to seek to increase total return. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate, mortgage and currency swaps and interest rate caps, floors and collars are individually negotiated, each Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

      A Fund will enter into interest rate and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of cash or liquid assets, as permitted by applicable law, having anaggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by cash or liquid assets, as permitted by applicable law, maintained in a segregated account the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

      The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's or their equivalent ratings. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that swaps, caps, floors and collars are illiquid for purposes of a Fund's limitation on illiquid investments.

      The use of interest rate, mortgage and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

OPTIONS ON SECURITIES AND SECURITIES INDICES

      WRITING COVERED OPTIONS. Each Fund may write (sell) covered call
      -----------------------
and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. A Fund may purchase and write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding or use the other methods described below. The purpose of a Fund in writing covered call options is to realize greater income than would be realized in portfolio securities transactions alone. However, in writing covered call options for additional income, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

      A put option written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The purpose of writing such options is to generate additional income.

However, in return for the option premium, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

      All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which, in the case of Global Income Fund or Core Fund, may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

      A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

      Each Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

      The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by their respective custodian) upon conversion or exchange of other securities in its portfolio. The Funds may also cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with their custodian or by using the other methods described above.

      PURCHASING OPTIONS.  Each Fund may also purchase put and call
      ------------------
options on any securities in which it may invest or on any securities index based on securities in which it may invest, and each Fund may enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

      A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the underlying portfolio securities.

      A Fund may purchase put and call options on securities indices for the same purposes as it may purchase options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

      Transactions by a Fund in options on securities and securities indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

      WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS.  Core Fund
      ----------------------------------------------------
and Global Income Fund may write covered put and call options and purchase put and call options on foreign currencies in an attempt to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Global Income Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to seek to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Global Income Fund may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities denominated or quoted in that currency do not present attractive investment opportunities and are not included in Global Income Fund's portfolio.

      A call option written by Core Fund and Global Income Fund obligates the Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund obligates the Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

      A Fund may terminate its obligations under a written call or put option by purchasing an option identical to the one written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on purchased options.

      Core Fund and Global Income Fund would normally purchase call options in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by the Fund are denominated or quoted. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

      Core Fund or Global Income Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are denominated or quoted ("protective puts"). The purchase of a put option would entitle Core Fund and Global Income Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the U.S. dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency.

      In addition to using options for the hedging purposes described above, Global Income Fund may use options on currency to seek to increase total return. Global Income Fund may write (sell) covered put and call options on any currency in an attempt to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Global Income Fund may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Global Income Fund accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

      Global Income Fund would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Global Income Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Global Income Fund would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Global Income Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. Global Income Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise Global Income Fund would realize either no gain or a loss on the purchase of the put option.

      YIELD CURVE OPTIONS.  Each Fund may enter into options on the
      -------------------
yield "spread," or yield differential between two securities. Such options are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

      Yield curve options may be used for the same purposes as other options on securities. For example, a Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an attempt to increase its current income) if, in the judgment of the Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

      Yield curve options written by a Fund must be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two assets, as permitted by applicable law, and maintains in a segregated account with its custodian cash or liquid securities sufficient to cover the Fund's net liability under the two options. Therefore, a Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

      RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a
      ------------------------------------------
liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

      Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government Securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the SEC.

      The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options for hedging purposes depends in part on the applicable Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      To seek to increase total return or to hedge against changes in interest rates or securities prices or, in the case of Core Fund (but only for hedging purposes) and Global Income Fund, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), securities indices, foreign currencies in the case of Global Income Fund and Core Fund, and any other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the CFTC. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

      FUTURES CONTRACTS.  A futures contract may generally be described
      -----------------
as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

      When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Core Fund and Global Income Fund may each seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

      Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

      HEDGING STRATEGIES.  Hedging, by use of futures contracts, seeks
      ------------------
to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the U.S. dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, Core Fund and Global Income Fund may each sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

      On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available.

      OPTIONS ON FUTURES CONTRACTS.  The acquisition of put and call
      ----------------------------
options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

      The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

      The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

      OTHER CONSIDERATIONS.  Each Fund will engage in futures and
      --------------------
related options transactions only for bona fide hedging or, except for purchases or sales by Core Fund of futures on currencies, to seek to increase total return as permitted by CFTC regulations which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that a Fund owns or futures contracts will be purchased to protect a Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

      As an alternative to compliance with the bona fide hedging definition, a CFTC regulation permits the Funds to elect to comply with a different test under which the aggregate initial margin and premiums required to establish positions to seek to increase total return in futures contracts and options on futures will not exceed 5% of the net asset value of a Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining their qualifications as regulated investment companies for federal income tax purposes. See "Taxation."

      Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

      While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

      Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government Securities. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government Securities, securities indices and foreign currencies.

MORTGAGE DOLLAR ROLLS

      The Taxable Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the applicable Fund. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to its forward purchase price.

      For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

      Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which a Fund is required to repurchase may be worth less than an instrument which a Fund originally held. Successful use of mortgage dollar rolls will depend upon the Adviser's ability to manage a Fund's interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

CONVERTIBLE SECURITIES

      Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fund invests will be subject to the same rating criteria as its other investments in fixed-income securities.

LENDING OF PORTFOLIO SECURITIES

      Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents, letters of credit or U.S. Government Securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. A Fund has the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans are made only to firms deemed by the applicable Adviser to be of good standing, and when, in the judgment of the applicable Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If an Adviser determines to make securities loans, the value of the securities loaned will not exceed one-third of the value of the total assets of each Fund.

RESTRICTED AND ILLIQUID SECURITIES

      Each Fund may purchase securities that are not registered or offered in an exempt non-public offering ("Restricted Securities") under the Securities Act of 1933, as amended ("1933 Act"), including securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. However, a Fund will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, interest rate, currency and mortgage swaps, interest rate caps, floors and collars, certain SMBS, municipal leases, certain over-the-counter options, securities that are not readily marketable and Restricted Securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific Restricted Securities, that such Restricted Securities are liquid. Certain commercial paper issued in reliance on Section 4(2) of the 1933 Act is treated like Rule 144A Securities. The Trustees have adopted guidelines and delegated to the Advisers the daily function of determining and monitoring the liquidity of the Funds' portfolio securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Restricted Securities sold and offered under Rule 144A or Section 4(2) will develop, the Trustees will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these Restricted Securities.

    The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

      Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Funds will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize a capital gain or loss in connection with these transactions. For purposes of determining each Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. Each Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

OTHER INVESTMENT COMPANIES

      Each Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which the Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that a Fund invests in a money market fund for which the Adviser acts as adviser, the advisory and administration fees payable by the Fund to the Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser or any of its affiliates.

REPURCHASE AGREEMENTS

      Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities will be maintained by each Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

      For purposes of the Act and, generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security.
For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

      As with any unsecured debt instrument purchased for each Fund, the applicable Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), each Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

      In addition, the Funds, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

 INVESTMENT IN UNSEASONED COMPANIES

    Global Income Fund and Government Income Fund may each invest up to 5% of its total assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, excluding issuers whose debt securities have been rated, at the time of investment, investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

                            INVESTMENT RESTRICTIONS

    The Trust has adopted the following investment restrictions on behalf of the Funds, none of which may be changed without the approval of the holders of a majority of the outstanding voting securities of the applicable Fund. The investment objective of each Fund and all other investment policies or practices of the Funds, except for Short Duration Tax-Free Fund's and Municipal Income Fund's policy to invest under normal market conditions 80% of its net assets in Tax-Free Securities, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "INVESTMENT OBJECTIVE AND POLICIES" in the Prospectuses. As defined in the Act, "a majority of the outstanding voting securities" of a Fund means the vote
(a) of 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund, whichever is less.

      For the purposes of the limitations (except for the 300% asset coverage requirement with respect to borrowings), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Tax Exempt Funds, the identification of the issuer of a Municipal Security that is not a general obligation is made by the Adviser based on the characteristics of the Municipal Security, the most important of which is the source of funds for the payment of principal and interest on such securities.

 AS A MATTER OF FUNDAMENTAL POLICY, ADJUSTABLE RATE FUND MAY NOT:

      (1) Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the Fund's total assets would be invested in such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation, and
(b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. government, its agencies or instrumentalities.

      (2) Borrow money, except as a temporary measure for extraordinary or emergency purposes, provided that the Fund is required to maintain asset coverage of at least 300% for all borrowings. For purposes of this investment restriction, short sales, swap transactions, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowings.

      (3) Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations of the U.S. government or any of its agencies or instrumentalities.

      (4) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the segregation of assets in connection with the writing of covered put and call options, swap transactions, the purchase of securities on a forward commitment or delayed delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts and options on futures contracts.

      (5) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

      (6) Make short sales of securities, except short sales against-the-box, or maintain a short position.

      (7) Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

      (8) Purchase, hold or deal in real estate, including limited partnership interests, or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      (9) Invest in commodities or commodity futures contracts, except that the Fund may (a) purchase and sell futures contracts, including those relating to securities and indices, and options on any such futures contracts, and (b) purchase and sell securities on a forward commitment or delayed delivery basis.

      (10) Lend any funds or other assets except through repurchase agreements or the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend portfolio securities in an amount not to exceed one-third of the value of its total assets.

      (11) Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) except as permitted in Investment Restriction Nos. (2), (5),
(6) and (10).

      In addition to the investment restrictions mentioned above, the Trustees of the Trust have voluntarily adopted the following policies and restrictions on behalf of Adjustable Rate Fund which are observed in the conduct of its affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Trustees of the Trust without prior notice to or approval of shareholders. Accordingly, Adjustable Rate Fund may not:

      (a) invest in the securities of other investment companies, provided that the Fund may make such an investment as part of a merger, consolidation, or acquisition of assets, and provided further that the Fund may make such an investment in the open market where no commission or profit to a sponsor or dealer results from the purchase other than customary brokers' commissions and then only to the extent permitted by the Act;

      (b) purchase warrants of any issuer, except on a limited basis, if, as a result, more than 2% of the value of its total assets would be invested in warrants which are not listed on the New York Stock Exchange and more than 5% of the value of its total assets would be invested in warrants, whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in shares or attached to debt securities;

      (c) purchase (i) securities of any issuer with a record of less than three years' continuous operation, including predecessors, except U.S. Government Securities and securities guaranteed by any foreign government or its agencies or instrumentalities, or (ii) common or preferred stocks that are not readily marketable, if such purchase would cause the investment of the Fund in all such securities to exceed 5% of the value of the total assets of the Fund;

      (d) purchase puts, calls, straddles, spreads and any combination thereof if the value of the Fund's aggregate investment in such securities exceeds 5% of its total assets;

      (e) purchase additional securities if the Fund's borrowings exceed 5% of the Fund's net assets; or

      (f) invest (a) more than 15% of the Fund's net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; or (b) more than 10% of its total assets in restricted securities (including those eligible for resale under Rule 144A).

AS A MATTER OF FUNDAMENTAL POLICY, GOVERNMENT INCOME FUND MAY NOT:

      (1) Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, if immediately after such purchase more than 5% of the Fund's total assets would be invested in such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation, and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the

U.S. government or by its agencies, instrumentalities or sponsored enterprises.

      (2) Borrow money, except (a) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not exceeding one-third of the Fund's total assets, including the amount borrowed; (b) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (c) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (d) transactions in mortgage dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Act. For purposes of this investment restriction, short sales, swap transactions, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowings.

      (3) Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations of the U.S. government or any of its agencies, instrumentalities or sponsored enterprises.

      (4) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the segregation of assets in connection with the writing of covered put and call options, swap transactions, the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts and options on futures contracts.

      (5) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

      (6) Make short sales of securities, except short sales against-the-box, or maintain a short position.

      (7) Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

      (8) Purchase, hold or deal in real estate, including limited partnership interests, or in oil, gas or mineral interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and Mortgage-Backed Securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      (9) Invest in commodities or commodity futures contracts, except that the Fund may (a) purchase and sell futures contracts, including those relating to securities and indices, and options on any such futures contracts, and (b) purchase and sell securities on a forward commitment or delayed-delivery basis.

      (10) Lend any funds or other assets except through repurchase agreements or the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend portfolio securities in an amount not to exceed one-third of the value of its total assets.

      (11) Issue any senior security (as such term is defined in Section 18(f) of the Act) except as permitted in Investment Restriction No. (2).

      In addition, as non-fundamental policies, the Government Income Fund may not:

      (a) invest in the securities of other investment companies, provided that the Fund may make such an investment as part of a merger, consolidation, or acquisition of assets, and provided further that the Fund may make such an investment in the open market where no commission or profit to a sponsor or dealer results from the purchase other than customary brokers' commissions and then only to the extent permitted by the Act;

      (b) purchase warrants of any issuer, except on a limited basis, if, as a result, more than 2% of the value of its total assets would be invested in warrants which are not listed on the New York Stock Exchange and more than 5% of the value of its total assets would be invested in warrants, whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in shares or attached to debt securities;

      (c) invest more than 5% of the Fund's total assets in (i) securities of any issuer with a record of less than three years' continuous operation, including predecessors, except U.S. Government Securities and securities guaranteed by any foreign government or its agencies or instrumentalities;

      (d) purchase puts, calls, straddles, spreads and any combination thereof if the value of the Fund's aggregate investment in such securities exceeds 5% of its total assets;

      (e) purchase additional securities if the Fund's borrowings exceeds 5% of the Fund's total assets; or

      (f) invest (a) more than 15% of the Fund's net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; or (b) more than 10% of its total assets in restricted securities (including those eligible for resale under Rule 144A).

AS A MATTER OF FUNDAMENTAL POLICY, SHORT DURATION GOVERNMENT FUND MAY NOT:

      (1) Purchase the securities of issuers conducting their principal business activity in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of its total assets, provided that (a), as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries, (b) all finance companies as a group will not be considered a single industry, (c) industry determinations with respect to Securitized Assets will be based on the type of assets backing the security, and (d) there is no limitation with respect to or arising out of investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, repurchase agreements or loans by the Fund of securities collateralized by such obligations or by cash. With respect to both clauses (c) and (d), Securitized Assets which are issued or guaranteed by the U.S. government, its agencies or instrumentalities or backed directly or indirectly by obligations so issued or guaranteed will be treated as being within clause (d).

      (2) Purchase the securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except that (a) up to 25% of the value of its total assets may be invested without regard to such 5% limitation, and (b) such 5% limitation shall not apply to securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities or backed directly or indirectly by obligations so issued or guaranteed (including repurchase agreements collateralized by obligations so issued or guaranteed).

      (3) Make loans, except through (a) the purchase of debt obligations or pass-through instruments in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities.

      (4) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's net assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed one-third of its net assets (excluding borrowings). The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible.
While the Fund has borrowings outstanding in excess of 5% of the value of its net assets, it will not make any purchases of portfolio instruments. If, due to market fluctuations or other reasons, the net assets of the Fund fall below 300% of its borrowings, the Fund will promptly reduce its borrowings in accordance with the Act. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. For purposes of this restriction, neither the arrangements referred to in restriction (5) below nor the purchase or sale of futures or related options shall be regarded as involving the borrowing of money.

      (5) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. For purposes of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a mortgage, pledge or hypothecation of assets.

      (6) Purchase or sell real estate, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      (7) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options, or purchase or sell interests in oil, gas or other mineral exploration or development programs.

      (8) Purchase any voting securities or invest in companies for the purpose of exercising control or management.

      (9)   Act as an underwriter of securities.

      (10) Purchase any security on margin (except for delayed-delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions). The payment or deposit by the Fund of initial or variation margin in connection with interest rate futures contracts or related option transactions is not considered the purchase of a security on margin.

      (11)  Make short sales of securities or maintain a short position unless
(a) at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (b) for the purpose of hedging the Fund's exposure to an actual or anticipated market decline in the value of its investments.

      (12) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may purchase puts and write, purchase and sell call options with respect to portfolio securities and with respect to interest rate futures contracts.

      For purposes of Short Duration Government Fund's investment restriction no. 1 above, "Securitized Assets" denotes securities representing interests in pools of assets.

      Although it has the authority to do so, Short Duration Government Fund does not currently intend to purchase or sell interests in oil, gas or other mineral exploration or development programs.

 AS A MATTER OF FUNDAMENTAL POLICY, SHORT DURATION TAX-FREE FUND MAY NOT:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities, if immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of the outstanding voting securities of such issuer, except that (a) up to 25% of the Fund's total assets may be invested without regard to such limitations and (b) such limitations shall not apply to repurchase agreements collateralized by obligations of the U.S. government or any of its agencies, authorities or instrumentalities.

      2. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This restriction is not applicable to investments in tax-exempt securities issued by state and municipal governments and their agencies and instrumentalities; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents). This limitation does not apply to investments or obligations of, or to municipal securities which have been pre-refunded by the use of obligations of, the U.S. government or any of its agencies or instrumentalities. The Fund may invest 25% or more of the value of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one Municipal Security would also affect the other Municipal Securities. The Fund may so invest in (a) Municipal Securities the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Securities whose issuers are in the same state or (c) industrial development obligations.

      3. Borrow money, except: (a) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not exceeding one-third of the Fund's total assets, not including the amount borrowed; (b) in connection with the redemption of Fund shares of the Fund or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (c) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Act. For purposes of this investment restriction, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

      4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to futures contracts and options on futures contracts, securities or indices.

      5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

      6. Make short sales of securities, except short sales against-the-box, or maintain a short position.

      7. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

      8. Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      9. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities or indices, and options on futures contracts and purchase and sell securities on a forward commitment or delayed-delivery basis.

      10. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the SEC and the Trust's Board of Trustees.

      11. Issue any senior security (as such term is defined in Section 18(f) of the Act) except as permitted in Investment Restriction Nos. 3, 4, 9 and 10 and except for any class or series of its shares of beneficial interest.

      In addition to the investment restrictions mentioned above, the Trustees of the Trust have voluntarily adopted the following policies and restrictions on behalf of Short Duration Tax-Free Fund which are observed in the conduct of its affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Trustees of the Trust without prior notice to or approval of shareholders. Accordingly, Short Duration Tax-Free Fund may not:

      (a) Purchase or retain the securities of any issuers if the officers, directors, partners or Trustees of the Trust, its investment adviser or manager owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

      (b) Invest in the securities of other investment companies, provided that the Fund may make such an investment as part of a merger, consolidation, or acquisition of assets, and provided further that the Fund may make such an investment in the open market where no commission or profit to a sponsor or dealer results from the purchase other than customary brokers' commissions and then only to the extent permitted by the Act.

      (c) Write covered calls or put options with respect to more than 25% of the value of its total assets or invest more than 5% of its total assets in puts, calls, spreads or straddles, other than protective put options. The aggregate value of premiums paid on all options, other than protective puts, held by the Fund at any time will not exceed 5% of its total assets.

      (d) Invest (a) more than 15% of the Fund's net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; or (b) more than 10% of its total assets in restricted securities (including those eligible for resale under Rule 144A).

      (e) Purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

      (f) Invest more than 5% of the Fund's total assets in the securities of issuers which, together with predecessors, have a record of less than three years of continuous operation, other than Municipal Securities that have been rated A or better by Moody's or Standard & Poor's.

      For the purpose of applying Short Duration Tax-Free Fund's investment restrictions, the identification of the issuer of a Municipal Security that is not a general obligation is made by the Adviser based on the characteristics of the Municipal Security, the most important of which is the source of funds for the payment of principal and interest on such securities. For purposes of the foregoing limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund. With respect to fundamental investment restriction No. 3, the Fund must maintain asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed.

AS A MATTER OF FUNDAMENTAL POLICY, MUNICIPAL FUND MAY NOT:

    1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities, if immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of the outstanding voting securities of such issuer, except that (a) up to 25% of the Fund's total assets may be invested without regard to such limitations and (b) such limitations shall not apply to repurchase agreements collateralized by obligations of the U.S. government or any of its agencies, authorities or instrumentalities.

      2. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. (This restriction is not applicable to investments in tax-exempt securities issued by state and municipal governments and their agencies and instrumentalities; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents). This limitation does not apply to investments or obligations of, or to Municipal Securities which have been pre-refunded by the use of obligations of, the U.S. government or any of its agencies or instrumentalities. The Fund may invest 25% or more of the value of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one Municipal Security would also affect the other Municipal Securities. The Fund may so invest in (a) Municipal Securities the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Securities whose issuers are in the same state, or (c) industrial development obligations.

      3. Borrow money, except: (a) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not exceeding one-third of the Fund's total assets, not including the amount borrowed; (b) in connection with the redemption of shares of the Fund or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (c) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Act. For purposes of this investment restriction, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

      4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to futures contracts and options on futures contracts, securities or indices.

      5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

      6. Make short sales of securities, except short sales against-the-box, or maintain a short position.

      7. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

      8. Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      9. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities or indices, and options on futures contracts and purchase and sell securities on a forward commitment or delayed-delivery basis.

      10. Lend any funds or other assets except through repurchase agreements or the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the SEC and the Trust's Board of Trustees.

      11. Issue any senior security (as such term is defined in Section 18(f) of the Act) except as permitted in Investment Restriction No. 3 and except for any class or series of its shares of beneficial interest.

      In addition to the investment restrictions mentioned above, the Trustees of the Trust have voluntarily adopted the following policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Trustees of the Trust without prior notice to or approval of shareholders. Accordingly, the Municipal Income Fund may not:

      (a) Purchase or retain the securities of any issuers if the officers, directors, partners or Trustees of the Trust, its investment adviser or manager owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

      (b) Write covered calls or put options with respect to more than 25% of the value of its total assets or invest more than 5% of its total assets in puts, calls, spreads or straddles, other than protective put options. The aggregate value of premiums paid on all options, other than protective puts, held by the Fund at any time will not exceed 5% of the Fund's total assets.

      (c) Invest (a) more than 15% of the Fund's net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933; or
(b) more than 10% of its total assets in restricted securities (including those eligible for resale under Rule 144A).

      (d) Purchase additional securities if the Fund's borrowings exceed 5% of its total assets.

      (e) Invest more than 5% of the Fund's total assets in the securities of issuers which, together with predecessors, have a record of less than three years of continuous operation, other than Municipal Securities that have been rated A or better by Moody's or Standard & Poor's.

      (f) Invest in the securities of other investment companies, provided that the Fund may make such an investment as part of a merger, consolidation, or acquisition of assets, and provided further that the Fund may make such an investment in the open market where no commission or profit to a sponsor or dealer results from the purchase other than customary brokers' commissions and then only to the extent permitted by the Act.

      For the purpose of applying the Fund's investment restrictions, the identification of the issuer of a Municipal Security that is not a general obligation made by the Adviser based on the characteristics of the Municipal Security, the most important of which is the source of funds for the payment of principal and interest on such securities. For purposes of the foregoing limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund. With respect to fundamental investment restriction No. 3, the Fund must maintain asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed.

AS A MATTER OF FUNDAMENTAL POLICY, CORE FUND MAY NOT:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or any of its agencies, authorities or instrumentalities, if immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of the outstanding voting securities of such issuer, except that (a) up to 25% of the Fund's total assets may be invested without regard to such limitations and (b) such limitations shall not apply to repurchase agreements collateralized by obligations of the U.S. government or any of its agencies, authorities or instrumentalities.

      2. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities.

      3. Borrow money, except: (a) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not exceeding one-third of the Fund's total assets, not including the amount borrowed; (b) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (c) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, and (d) transactions in mortgage dollar rolls which are accounted for as financings, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Act. For purposes of this investment restriction, short sales, mortgage dollar rolls that are not accounted for as financings, options, transactions in currencies, forward contracts, currency, mortgage and interest rate swaps (to the extent a segregated account has been established collateralizing the Fund's swap obligations), interest rate caps and floors, futures contracts, options on futures contracts and forward commitment transactions shall not constitute borrowing.

      4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward currency contracts, futures contracts and options on futures contracts, securities or indices.

      5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures contracts and options on futures contracts.

      6. Make short sales of securities, except short sales against-the-box, or maintain a short position.

      7. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

      8. Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein, may purchase mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      9. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies or indices, and options on futures contracts or currencies and purchase and sell securities or currencies on a forward commitment or delayed-delivery basis.

      10. Lend any funds or other assets except through repurchase agreements or the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

      11. Issue any senior security (as such term is defined in Section 18(f) of the Act) except as permitted in Investment Restriction No. 3 and except for any class or series of its shares of beneficial interest.

      In addition to the investment restrictions mentioned above, the Trustees of the Trust have voluntarily adopted the following policies and restrictions on behalf of Core Fund which are observed in the conduct of its affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Trustees of the Trust without prior notice to or approval of shareholders. Accordingly, Core Fund may not:

      (a) Purchase or retain the securities of any issuers if the officers, directors, partners or Trustees of the Trust, its investment adviser or manager owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

      (b) Write covered calls or put options with respect to more than 25% of the value of its total assets or invest more than 5% of its total assets in puts, calls, spreads or straddles, other than protective put options. The aggregate value of premiums paid on all options, other than protective puts, held by the Fund at any time will not exceed 5% of the Fund's total assets.

      (c) Invest (a) more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; or (b) more than 10% of its total assets in restricted securities (including those eligible for resale pursuant to Rule 144A).

      (d) Purchase additional securities if the Fund's borrowings exceed (excluding covered mortgage dollar rolls) 5% of its total assets.

      (e) Invest more than 5% of the Fund's total assets in the securities of issuers which, together with predecessors, have a record of less than three years of continuous operation.

      (f) Invest in the securities of other investment companies, provided that the Fund may make such an investment as part of a merger, consolidation, or acquisition of assets, and provided further that the Fund may make such an investment in the open market where no commission or profit to a sponsor or dealer results from the purchase other than customary brokers' commissions and then only to the extent permitted by the Act.

AS A MATTER OF FUNDAMENTAL POLICY, GLOBAL INCOME FUND MAY NOT:

      (1) Borrow money, except from banks on a temporary basis, provided that the Fund is required to maintain asset coverage of at least 300% for all borrowings. For purposes of this investment restriction, short sales, transactions in currency, forward contracts, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowing.

      (2) Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations of the U.S. government or any of its agencies or instrumentalities.

      (3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

      (4) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in currencies, options, futures and options on futures.

      (5) Make short sales of securities, except short sales against-the-box, or maintain a short position. (The Fund does not currently intend to make short sales against-the-box.)

      (6) Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

      (7) Purchase, hold or deal in real estate, including limited partnership interests, or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      (8) Invest in commodities, except that the Fund may (a) purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on any such futures contracts or currencies, and (b) purchase and sell currencies or securities on a forward commitment or delayed-delivery basis.

      (9) Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

      (10) Issue any senior security (as such term is defined in Section 18(f) of the Act), except as permitted in Investment Restriction Nos. (1), (4), (5) and (9).

      In addition, as non-fundamental policies, Global Income Fund may not:

      (a) Invest in the securities of other investment companies, provided that the Fund may make such an investment as part of a merger, consolidation, or acquisition of assets, and provided further that the Fund may make such an investment in the open market where no commission or profit to a sponsor or dealer results from the purchase other than customary brokers' commissions and then only to the extent permitted by the Act.

      (b) Purchase warrants of any issuer, except on a limited basis, if, as a result, more than 2% of the value of its total assets would be invested in warrants which are not listed on the New York Stock Exchange and more than 5% of the value of its total assets would be invested in warrants, whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in shares or attached to debt securities.

      (c) Invest (a) more than 15% of the Fund's net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933; or
(b) more than 10% of its total assets in restricted securities (including those eligible for resale under Rule 144A).

      (d) Purchase additional securities if the amount of the Fund's borrowings exceeds 5% of the Fund's net assets.

      (e) Invest more than 5% of the Fund's total assets in the securities of issuers which, together with predecessors, have a record of less than three years of continuous operation.

                                MANAGEMENT

TRUSTEES AND OFFICERS
---------------------

     Information pertaining to the Trustees and officers of the Trust is set forth below together with their respective positions and a brief statement of their principal occupations during the past five years. Trustees deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

Ashok N. Bakhru, Age 53, 1325 Avenue of the Americas, 34th Floor, New York, New York 10019. Chairman of the Board of Trustees. Executive Vice
             ---------------------------------
President-Finance and Administration and Chief Financial Officer, Coty Inc. (since April 1996); President, ABN Associates, Inc. (since June 1994).
Retired, Senior Vice President, Scott Paper Company (until June 1994); Director, Arkwright Mutual Insurance Company; Trustee, International House of Philadelphia; Member of Cornell University Council; Trustee of Walnut Street Theater.

David B. Ford,* Age 51, One New York Plaza, New York, New York 10004. Trustee. Managing Director, Goldman Sachs (since 1996); General Partner,
-------
Goldman Sachs, (1986-1996); Co-Head of GSAM since December 1994.

Douglas C. Grip,* Age 35, One New York Plaza, New York, New York 10004. President and Trustee. Vice President, Goldman Sachs since May 1996;
---------------------
President, MFS Retirement Services Inc. of Massachusetts Financial Services prior thereto.

John P. McNulty,* Age 44, One New York Plaza, New York, New York 10004. Trustee. Managing Director, Goldman Sachs since 1996; General Partner of
-------
Goldman Sachs from 1990 to 1994 and 1995-1996; Co-Head of GSAM since November 1996; Limited Partner of Goldman Sachs from 1994 to November 1995.

Mary P. McPherson, Age 60, Taylor Hall, Bryn Mawr College, Bryn Mawr, PA 19010. Trustee. President of Bryn Mawr College since 1978; Director of Josiah
-------
Mach, Jr. Foundation since 1977; Director of the Philadelphia Contributionship since 1985; Director of Amherst College since 1986; Director of Dayton Hudson Corporation since 1988; Director of the Spencer Foundation since 1993; and member of PNC Avisory Board since 1993.

Alan A. Shuch,* Age 48, One New York Plaza, New York, New York 10004. Trustee. Limited Partner, Goldman Sachs (since 1994); Director and Vice
-------
President, Goldman Sachs Funds Management, Inc. from April 1990 to November 1994; President and Chief Operating

Officer, GSAM from September 1988 to November 1994; Limited Partner, Goldman Sachs since December 1994.

Jackson W. Smart, Jr., Age 66, One Northfield Plaza, #218, Northfield, Illinois 60093. Trustee. Chairman, Executive Committee, First Commonwealth, Inc.
        -------
(a managed dental care company, since January 1996); Chairman and Chief Executive Officer, MSP Communications Inc. (a company engaged in radio broadcasting) since November 1988; Director, Federal Express Corporation since 1976; Evanston Hospital Corporation (since 1980) and First Commonwealth,Inc. (since 1988) and North American Private Equity Group (a venture capital fund).

William H. Springer, Age 67, 701 Morningside Drive, Lake Forest, Illinois 60045. Trustee. Vice Chairman and Chief Financial and Administrative
        -------
Officer, Ameritech (a telecommunications holding company) from February 1987 to retirement in 1992; Director, American Information Technologies Corporation; Director, Walgreen Co. (a retail drugstore business); and Baker, Fentress & Co. (a closed-end non-diversified management investment company).

Richard P. Strubel, Age 57, 70 West Madison Street, Suite 1400, Chicago, Illinois 60602. Trustee. Managing Director, Tandem Partners, Inc. (since
                 -------
1990); President and Chief Executive Officer, Microdot, Inc. (a diversified manufacturer of fastening systems and connectors) from January 1984 to October 1994;

Pauline Taylor,* Age 50, 4900 Sears Tower, Chicago, Illinois 60606. Vice
                                                                    ----
President.  Vice President, Goldman Sachs since June 1992; Consultant from
---------
1989 to June 1992.

Nancy L. Mucker,* Age 47, 4900 Sears Tower, Chicago, Illinois 60606.  Vice
                                                                      -----
President.  Vice President, Goldman Sachs;  Manager, Shareholder Services for
---------
GSAM (since November 1989).

John W. Mosior,* Age 58, 4900 Sears Tower, Chicago, Illinois 60606. Vice
                                                                    -----
President.  Vice President, Goldman Sachs; Manager, Shareholder Services for
---------
GSAM (since 1989).

Scott M. Gilman,* Age 37, One New York Plaza, New York, New York 10004. Treasurer. Director, Mutual Funds Administration, GSAM since April 1994.
---------
Assistant Treasurer of Goldman Sachs Funds Management, Inc. since March 1993. Vice President, Goldman Sachs since March, 1990; Assistant Treasurer of the Trust from April 1990 until October 1991.

John Perlowski, Age 32, One New York Plaza, New York, New York 10004.
Assistant Treasurer. Vice President, Goldman, Sachs & Co., July 1995 to
-------------------
Present. Director/Fund Accounting & Custody, Investors Bank & Trust Co., November 1993 to July 1995. Formerly, Manager, Audit Division, Arthur Andersen, September 1986 to November 1993.

Michael J. Richman,* Age 36, 85 Broad Street, New York, New York 10004. Secretary. Associate General Counsel of GSAM (since February 1994);
---------
Assistant General Counsel and Vice President of

Goldman Sachs; Counsel to the Funds Group, GSAM since June 1992; Partner, Hale and Dorr from September 1991 to June 1992.

Howard B. Surloff,* Age 31, 85 Broad Street, New York, New York 10004. Assistant Secretary. Vice President and Assistant General Counsel, Goldman
-------------------
Sachs since November 1993 and May 1994, respectively; Counsel to the Funds Group, GSAM since November 1993; Associate of Shereff, Friedman, Hoffman & Goodman (prior thereto).

Steven E. Hartstein*, Age 33, 85 Broad Street, New York, New York 10004. Assistant Secretary. Legal Products Analyst, Goldman Sachs since June
-------------------
1993; Funds Compliance Officer, Citibank Global Asset Management (from August 1991 to June 1993); Legal Assistant, Brown & Wood (prior thereto).

Deborah A. Farrell*, Age 25, 85 Broad Street, New York, New York 10004. Assistant Secretary. Administrative Assistant, Goldman Sachs since January
-------------------
1994.  Formerly at Cleary, Gottlieb, Stein and Hamilton.

Kaysie Uniacke*, Age 35, One New York Plaza, New York, New York 10004. Assistant Secretary. Vice President and Senior Portfolio Manager, GSAM
-------------------
1988 to Present.

Elizabeth Alexander*, Age 27, One New York Plaza, New York, New York 10004. Assistant Secretary. Portfolio Manager, GSAM (since April 1996); Junior
-------------------
Portfolio Manager, Goldman Sachs 1995-1996.  Funds Trading Assistant, GSAM 1993
- 1995.  Formerly, Compliance Analyst, Prudential Insurance, from 1991 to 1993.

     The Trustees and officers of the Trust hold comparable positions with certain other investment companies of which Goldman Sachs, GSAM or GSFM is the investment adviser, administrator and/or distributor. As of December 31, 1996, the Trustees and officers as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

       The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended October 31, 1996:

                                                                  Total
                         Pension or                            Compensation
                         Aggregate         Retirement          from Goldman
                        Compensation    Benefits Accrued       Sachs Mutual
                         from the        as of Part of       Funds (including
                           Trust        Trust's Expenses       the Trust)/1/
                        ------------    ----------------     ----------------
Name of Trustees

Ashok N. Bakhru         $4,109          $0                  $77,375
Marcia L. Beck/2/       $0              $0                  $0
David B. Ford           $0              $0                  $0
Douglas C. Grip         $0              $0                  $0
Paul C. Nagel, Jr./3/   $2,525          $0                  $50,500

Alan A. Shuch           $0              $0                  $0
Jackson W. Smart        $3,169          $0                  $65,750
William H. Springer     $3,169          $0                  $65,750
Richard P. Strubel      $3,169          $0                  $65,750

1 The Goldman Sachs Mutual Funds consisted of 29 mutual funds, including the seven series of the Trust, on October 31, 1996.

2    Resigned as of May 1, 1996.

3    Retired as of June 30, 1996.

INVESTMENT ADVISERS
-------------------

      GSAM, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to Municipal Income Fund, Government Income Fund, Global Income Fund, Short Duration Tax-Free Fund and Core Fund pursuant to separate investment advisory agreements. FMLP, One New York Plaza, New York, New York 10004, serves as the investment adviser to Adjustable Rate Fund and Short Duration Government Fund pursuant to separate investment advisory agreements. FMLP, a Delaware limited partnership, is an affiliate of Goldman Sachs. GSAMI, 140 Fleet Street, London EC4A 2BJ, England, acts as the Global Income Fund's subadviser. As a company with unlimited liability under the laws of England, GSAMI is regulated by the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, in the conduct of its investment advisory business. GSAM also serves as administrator to Municipal Income Fund, Government Income Fund and Global Income Fund. See "MANAGEMENT" in the Funds' Prospectuses for a description of the applicable Adviser's duties as investment adviser or subadviser.

      Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York and has offices throughout the United States and in Beijing, Brazil, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico, Milan, Montreal, Osaka, Paris, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

      The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $160 million, Goldman Sachs' Investment Research Department covers approximately 1,700 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers.

      For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios. For example, Goldman Sachs' options evaluation model analyzes each security's term, coupon and call option, providing an overall analysis of the security's value relative to its interest risk.

      In planning the Tax Exempt Funds' strategies, the portfolio managers also evaluate and monitor individual issues by using analytical techniques that have traditionally been applied to corporate bonds and Mortgage-Backed Securities. In particular, the Adviser's embedded option valuation model provides a picture of an individual security's relative value and the portfolio's overall interest rate risk. By constantly reviewing the positions of securities within the portfolio, the Adviser looks for opportunities to enhance the Tax Exempt Funds' yields by fine-tuning the portfolio, using quantitative tools designed for municipal portfolio management. The Adviser, which managed approximately $3 billion in tax-free securities in 1996, has assembled an experienced team of professionals for selection of the Tax Exempt Funds' portfolio securities. The Adviser manages money for some of the world's largest institutional investors.

      In structuring Adjustable Rate Fund's and Short Duration Government Fund's respective securities portfolio, the Adviser will review the existing overall economic and mortgage market trends. The Adviser will then study yield spreads, the implied volatility and the shape of the yield curve. The Adviser will then apply this analysis to a list of eligible securities that meet the respective Fund's investment guidelines. With respect to Adjustable Rate Fund, this analysis is used to plan a two-part portfolio, which will consist of a "core" portfolio of ARMs and a "relative value" portfolio of other mortgage assets that can enhance portfolio returns and lower risk (such as investments in CMO floating-rate tranches and interest only stripped Mortgage-Backed Securities).

      With respect to Adjustable Rate Fund, Government Income Fund, Short Duration Government Fund and Core Fund, the applicable Adviser expects to utilize Goldman Sachs' sophisticated option-adjusted analytics to help make strategic asset allocations within the markets for U.S. government, Mortgage-Backed and other securities and to employ this technology periodically to re-evaluate the Funds' investments as market conditions change. Goldman Sachs has also developed a prepayment model designed to estimate mortgage prepayments and cash flows under different interest rate scenarios. Because a Mortgage-Backed Security incorporates the borrower's right to prepay the mortgage, the Advisers use a sophisticated option-adjusted spread (OAS) model to measure expected returns. A security's OAS is a function of the level and shape of the yield curve, volatility and the applicable Adviser's expectation of how a change in interest rates will affect prepayment levels. Since the OAS model assumes a relationship between prepayments and interest rates, the Advisers consider it a better way to measure a security's expected return and absolute and relative values than yield to maturity. In using OAS technology, the Advisers will first evaluate the absolute level of a security's OAS considering its liquidity and its interest rate, volatility and prepayment sensitivity. The Advisers will then analyze its value relative to alternative investments and to its own investments. The Advisers will also measure a security's interest rate risk by computing an option adjusted duration (OAD). The Advisers believe a security's OAD is a better measurement of its price sensitivity than cash flow duration, which systematically misstates portfolio duration. The Advisers also evaluate returns for different mortgage market sectors and evaluate the credit risk of individual securities. This sophisticated technical analysis allows the Advisers to develop portfolio and trading strategies using Mortgage-Backed Securities that are believed to be superior investments on a risk-adjusted basis and which provide the flexibility to meet the respective Fund's duration targets and cash flow pattern requirements.

      Because the OAS is adjusted for the differing characteristics of the underlying securities, the OAS of different Mortgage-Backed Securities can be compared directly as an indication of their relative value in the market. The Advisers also expect to use OAS-based pricing methods to calculate projected security returns under different, discrete interest rate scenarios, and Goldman Sachs' proprietary prepayment model to generate yield estimates under these scenarios. The OAS, scenario returns, expected returns, and yields of securities in the mortgage market can be combined and analyzed in an optimal risk-return matching framework.

      The Advisers will use OAS analytics to choose what they believe is an appropriate portfolio of investments for Adjustable Rate Fund, Government Income Fund, Short Duration Government Fund and Core Fund from a universe of eligible investments. In connection with initial portfolio selections, in addition to using OAS analytics as an aid to meeting each Fund's particular composition and performance targets, the Advisers will also take into account important market criteria like the available supply and relative liquidity of various mortgage securities in structuring the portfolio.

      The Advisers also expect to use OAS analytics to evaluate the mortgage market on an ongoing basis. Changes in the relative value of various Mortgage-Backed Securities could suggest tactical trading opportunities for the Funds. The Advisers will have access to both current market analysis as well as historical information on the relative value relationships among different Mortgage-Backed Securities. Current market analysis and historical information is available in the Goldman Sachs database for most actively traded Mortgage-Backed Securities.

      Goldman Sachs has agreed to provide the Advisers, on a non-exclusive basis, use of its mortgage prepayment model, OAS model and any other proprietary services which it now has or may develop, to the extent such services are made available to other similar customers. Use of these services by the Advisers with respect to a Fund does not preclude Goldman Sachs from providing these services to third parties or using such services as a basis for trading for its own account or the account of others.

      The fixed-income research capabilities of Goldman Sachs available to the Advisers include the Goldman Sachs Fixed Income Research Department and the Credit Department. The Fixed Income Research Department monitors developments in U.S. and foreign fixed-income markets, assesses the outlooks for various sectors of the markets and provides relative value comparisons, as well as analyzes trading opportunities within and across market sectors. The Fixed Income Research Department is at the forefront in developing and using computer-based tools for analyzing fixed-income securities and markets, developing new fixed income products and structuring portfolio strategies for investment policy and tactical asset allocation decisions. The Credit Department tracks specific governments, regions and industries and from time to time may review the credit quality of a Fund's investments.

      In addition to fixed-income research and credit research, the Advisers in managing Global Income Fund are supported by Goldman Sachs' economics research. The Economics Research Department, based in London, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movements worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; International Government Bond Market 1993-1995; and Currency Movements 1986-1993.

      In allocating assets in the Global Income Fund's portfolio among currencies, the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with Goldman Sachs' research professionals' expectations to produce an optimal currency and asset allocation for the level of risk suitable for the Fund's investment objective and criteria.

      Each Fund's advisory agreement, and in the case of Global Income Fund, the Subadvisory Agreement (the "Advisory Agreements"), was most recently approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 24, 1996. The applicable Fund's Advisory Agreement, including Global Income Fund's Subadvisory Agreement, was approved by the shareholders of Adjustable Rate Fund on October 30, 1991, the shareholders of Short Duration Government Fund on March 27, 1989, the shareholders of Global Income Fund on December 5, 1991, the sole initial shareholder of Short Duration Tax-Free Fund on September 25, 1992, the sole initial shareholder of Government Income Fund on January 30, 1993, the sole initial shareholder of Municipal Income Fund on July 16, 1993 and the sole initial shareholder of Core Fund on October 29, 1993. Each Advisory Agreement will remain in effect until June 30, 1997 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees of the Trust, and (b) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

      Each Advisory Agreement will terminate automatically if assigned (as defined in the Act). Each Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of a Fund on 60 days' written notice to the applicable Adviser or by the Adviser on 60 days' written notice of the Trust.

      The Advisory Agreements provide that GSAM, FMLP and GSAMI, in their capacity as advisers and subadviser, respectively, may each render similar services to others so long as the services under the Advisory Agreements are not impaired thereby. Pursuant to the Advisory Agreements, the Adviser is entitled to receive the fee set forth below and the Adviser is currently limiting the fee to the rate set forth below:

                                          Contractual       Current
                                              Rate           Rate
                                              ----           ----

Adjustable Rate Fund                            0.40%          0.40%
Short Duration Government Fund                  0.50%          0.40%

Government Income Fund                          0.50%          0.25%
Short Duration Tax-Free Fund                    0.40%          0.40%
Municipal Income Fund                           0.40%          0.40%
Core Fund                                       0.40%          0.40%
Global Income Fund
   Advisory                                     0.25%          0.12%
   Subadvisory                                  0.50%          0.32%

   Such reduction or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser at its discretion at any time. See "Expenses" for discussion of Global Income Fund's other expense limitations.

      For the fiscal years ended October 31, 1996, 1995 and 1994, the amounts of the investment advisory fees incurred by each Fund then in existence were as follows:

                                    1996            1995            1994
                                    ----            ----            ----


Adjustable Rate Fund              $2,535,709     $2,947,492      $6,798,185
Short Duration Government            411,360        517,091       1,063,867
 Fund/(1)/
Short Duration Tax-Free Fund         169,796        260,970         468,868
Core Fund/(2)/                       246,568        137,158          56,255
Global Income Fund/(3)/            1,117,226        706,460       1,518,814
Government Income Fund/(4)/           74,060         44,037               0
Municipal Income Fund/(5)/           211,283        154,707          35,494

_________________________

(1) Had expense limitations not been in effect, Short Duration Government Fund would have paid advisory fees of $514,200, $646,364 and $1,329,834, respectively, for such years.

(2)   Core Fund commenced operations January 5, 1994.

(3) For the same periods, Global Income Fund paid GSAMI Subadvisory fees of $837,920, $1,412,921 and $3,037,627, respectively. If expense limitations had not been in effect, Global Income Fund would have paid advisory and subadvisory fees of $1,474,204 and $491,401, respectively, for the year ended October 31, 1996 and $789,127 and $1,578,254, respectively, for the year ended October 31, 1995.

(4) Had expense limitations not been in effect, Government Income Fund would have paid advisory fees of $148,120, $101,737 and $65,604, respectively, for such years.

(5) Had expense limitations not been in effect for the years ended October 31, 1995 and 1994, Municipal Income Fund would have paid advisory fees of $200,207 and $174,161, respectively, for such years.

      Each Adviser performs administrative services for the applicable Funds under the Advisory Agreements, except in the case of Global Income Fund, Government Income Fund and Municipal Income Fund where GSAM performs administrative services under a separate Administration Agreement. Such administrative services include, subject to the general supervision of the Trustees of the Trust, (a) providing supervision of all aspects of the Funds' non-investment operations (other than certain operations performed by others pursuant to agreements with the Funds), (b) providing the Funds, to the extent not provided pursuant to such agreements, the agreement with the Trust's custodian, transfer and dividend disbursing agent or agreements with other institutions, with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Funds' expense, of each Fund's tax returns, reports to shareholders, periodic updating of the Funds' prospectuses and statements of additional information, and reports filed with the SEC and other regulatory authorities, (d) providing the Funds, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, and (e) maintaining all of the Funds' records other than those maintained pursuant to such agreements.

      For the services provided to the Municipal, Government and Global Income Funds under their respective administration agreements, the Global Income and Municipal Income Funds each pays GSAM a monthly fee equal to 0.15% of 1% of such Fund's average daily net assets on an annual basis. GSAM is currently waiving its entire administration fee with respect to Government Income Fund. Although it has no current intentions to do so, GSAM may modify or discontinue such agreement at its discretion at any time.

      For the fiscal years ended October 31, 1996, 1995 and 1994, the amounts of the administration fees incurred by the Funds then in existence were as follows:

                                    1996        1995        1994
                                    ----        ----        ----

Municipal Income Fund/(1)/        79,231      75,077      55,277
Government Income Fund/(2)/            0           0           0
Global Income Fund               393,263     473,476     911,288

_____________________

(1) For the fiscal year ended October 31, 1994, GSAM voluntarily agreed not to impose a portion of its administration fee amounting to $10,229.

(2) For the fiscal years ended October 31, 1996, October 31, 1995 and October 31, 1994, GSAM voluntarily agreed not to impose its administration fees, which would have amounted to $44,433, $30,521 and $19,681, respectively, for such periods.

      ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS
      ------------------------------------------------------------------
MANAGED BY GOLDMAN SACHS.  The involvement of the Advisers and Goldman
------------------------
Sachs and their affiliates, in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

      Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, Goldman Sachs International ("GSI") and
J. Aron & Co. ("ARON") have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed-income markets, in each case on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Funds invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion of such entitles to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

      From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers, and/or their affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which, or in securities of issuers for which, the Advisers and/or their affiliates are performing services or when position limits have been reached.

      In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs, ARON and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman
Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers and Subadviser in managing the Funds.

      The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

      An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities, but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which the Fund invests.

      In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs, ARON and/or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

      The Advisers may enter into transactions and invest in instruments and, in the case of Global Income Fund and Core Fund, currencies on behalf of the applicable Funds in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Funds, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities currencies or instruments of which may be those in which the Funds invest or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interest of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arm's-length basis.

      Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

      From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on a Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

DISTRIBUTOR AND TRANSFER AGENT
------------------------------

      Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust dated February 1, 1993, as amended as of January 30, 1996. Pursuant to the distribution agreement, after the Funds' Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs has entered into sales agreements with certain investment dealers and financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A and Class B Shares of each of the Funds that offer such classes of shares. Goldman Sachs received a portion of the sales load imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal years ended October 31, 1994 and 1995. Goldman Sachs retained approximately the following commissions on sales of Class A shares during the following periods:

                                      1996              1995           1994
                                      ----              ----           ----
Adjustable Rate Fund*
Class A                             $79,000           $40,000           n/a
Municipal Income Fund
Class A                             $24,900            48,000         76,000
Government Income Fund
Class A                             $17,300            22,000          5,000
Global Income Fund
Class A                             $52,600            15,000        350,000

_____________________

*     Prior to May 15, 1995 Adjustable Rate Fund did not offer Class A Shares.


      Goldman Sachs serves as the Trust's transfer and dividend disbursing agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust with respect to each Fund to (i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements,
(iii) provide certain information to the Trust's custodian and the relevant subcustodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information,
(viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services.

      As compensation for the services rendered to the Trust by Goldman Sachs as transfer and dividend disbursing agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from the Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fund equal to (i) 0.04 of 1% (on an annualized basis) of the average daily net assets attributable to the applicable class of the Fund; (ii) from the Government Income, Global Income and Municipal Income Funds with respect to Class A and Class B shares, $12,000 plus $7.50 per account, together with out-of-pocket and transactions-related expenses (including those out-of-pocket expenses payable to servicing agents) and (iii) from the Adjustable Rate Fund equal to each class' proportionate share of the total transfer agency fees borne by the Fund, which are equal to $12,000 per year plus $7.50 per account, together with out-of-pocket expenses (including those out-of-pocket expenses payable to servicing agents) applicable to Class A shares and 0.04% of the average daily net assets of the other classes of Adjustable Rate Fund. Goldman

Sachs is not entitled to receive a fee from the Institutional and Service Classes of shares of Global Income Fund.

      For the fiscal years ended October 31, 1996, 1995 and 1994 the amounts of transfer agency fees incurred by each Fund then in existence were as follows:

Fund                                             1996        1995        1994
----                                             ----        ----        ----

Adjustable Rate Fund                            278,337     306,662     679,819
Short Duration Government Fund                  0           0           0
Short Duration Tax-Free Fund                    16,980      26,098      46,887
Core Fund/(1)/                                  24,657      13,716      5,637
Global Income Fund                              121,212     106,764     132,123
Municipal Income Fund                           90,284      63,695      70,811
Government Income Fund                          72,237      94,095      57,960

________________________
(1)   Core Fund commenced operations on January 5, 1994.

      The foregoing distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services each provides thereunder to the Funds are not impaired thereby. Each such agreement also provides that the Trust will indemnify Goldman Sachs against certain liabilities.

EXPENSES
--------

      Except as set forth in the Prospectuses under "MANAGEMENT" the Trust, on behalf of each Fund, is responsible for the payment of each Fund's respective expenses. The expenses borne by the outstanding classes of each Fund include, without limitation, the fees payable to the Adviser and Goldman Sachs, the fees and expenses of the Trust's custodian, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs, or its affiliates, with respect to the Trust), expenses of preparing and setting in type Prospectuses, Additional Statements, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, fees under any distribution, authorized dealer service, administration or service plans applicable to a particular class, any compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer service, administration or service plans applicable to a particular class and transfer agency fees all Fund expenses are borne on a non-class specific basis.

      The Advisers voluntarily have agreed to reduce or otherwise limit certain Other Expenses (excluding advisory, subadvisory and administration fees, fees payable under administration, distribution, service and authorized dealer service plans, taxes, interest, brokerage fees and litigation, indemnification, transfer agency fees (in the case of Global Income
Fund) and other extraordinary expenses) to the following percentage of each Fund's average daily net assets:

Short Duration Government Fund            0.05%
Adjustable Rate Fund                      0.05%
Municipal Income Fund                     0.05%
Government Income Fund                    0.00%
Short Duration Tax-Free Fund              0.05%
Core Fund                                 0.05%
Global Income Fund                        0.06%

Such reductions or limits are calculated monthly on a cumulative basis. Although the Advisers have no current intention of modifying or discontinuing such expense limitation or the limitations on the advisory or subadvisory fees, described above under "Advisory and Administrative Services -- Investment Advisers and Administrator," each may do so in the future at its discretion. For the fiscal year ended October 31, 1996, October 31, 1995 and October 31, 1994, Other Expenses of each Fund were reduced by the Advisers in the following amounts:

                               1996              1995              1994
                               ----              ----              ----

Adjustable Rate Fund          386,863           551,405           442,880
Short Duration
 Government Fund              169,069           219,994           115,389
Short Duration
  Tax-Free Fund               238,097           213,139           192,696
Core Fund*                    233,065           176,469           141,815
Municipal Income Fund         238,203           196,265           198,806
Government Income Fund        219,091           242,036           224,285
Global Income Fund**          337,079            70,195                 0

______________________

*     Core Fund commenced operations on January 5, 1994.

** For the fiscal year ended October 31, 1994, there was no expense limitation.

      As stated in the Prospectuses, each Fund is responsible for the payment of all expenses other than those assumed by its Adviser or Administrator. However, each Adviser has agreed that if, in any fiscal year, the sum of a Fund's expenses otherwise payable (including the fee payable to the Adviser, but excluding taxes, interest, brokerage and, where permitted, extraordinary expenses such as for litigation) would exceed the expense limitations applicable to a Fund imposed by state securities administrators, as such limitations may be lowered or raised from time to time, it will reduce its fee or make other arrangements to limit Fund expenses to the extent required by such expense limitations. The most restrictive expense limitation imposed by state securities administrators provides that annual expenses (as defined) may not exceed 2-1/2% of the first $30 million of the average value of each Fund's net assets, plus 2% of the next $70 million of such assets, plus 1-1/2% of such assets in excess of $100 million.

      Fees and expenses of legal counsel, registering shares of each Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the costs incurred by the Advisers in performing certain accounting services not being provided by the Trust's custodian.

CUSTODIAN AND SUB-CUSTODIANS
----------------------------

      State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust in foreign countries and to hold cash and currencies for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------

      Arthur Andersen LLP, independent public accountants, One International Place, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                           PORTFOLIO TRANSACTIONS

      The portfolio transactions for the Funds are generally effected at a net price without a broker's commission (i.e., a dealer is dealing with a Fund as principal and receives compensation equal to the spread between the dealer's cost for a given security and the resale price of such security). In certain foreign countries, debt securities in which the Global Income Fund and Core
Fund may invest are traded on exchanges at fixed commission rates. In connection with portfolio transactions, the Advisory and Subadvisory Agreements provide that the Advisers shall attempt to obtain the best net price and the most favorable execution. The Advisory Agreements provide that, on occasions when an Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Advisers or an affiliate act as investment adviser), a Fund, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution.
In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the applicable Fund and such other customers. In some instances, this procedure may adversely affect the size and price of the position obtainable for a Fund. To the extent that the execution and price offered by more than one dealer are comparable, the Advisory and Subadvisory Agreements permit each Adviser, in its discretion, to purchase and sell portfolio securities to and from dealers who provide the Trust with brokerage or research services. Brokerage and research services furnished by firms through which the Fund's effect their securities transactions may be used by the advisers in servicing other accounts and not all of these services may be used by the Adviser in connection with the specific Fund generating the brokerage credits. The fees received under the Advisory and Subadvisory Agreements are not reduced by reason of the Adviser or Subadviser receiving such brokerage and research services.

      For the fiscal years ended October 31, 1996, 1995 and 1994, the Funds then in existence paid no brokerage commissions.

      During the fiscal year ended October 31, 1996, the Funds acquired and sold securities of their regular broker-dealers: Chase Securities, Inc., Lehman Brothers, Inc., Salomon Brothers, Inc., Merrill Lynch, Robert W. Baird, Daiwa Securities, J.P. Morgan & Co., Inc., Donaldson, Lufkin, Jenrette, Nomura Securities and Morgan Stanley & Co.

      At October 31, 1996, Short Duration Tax-Free Fund, Global Income Fund and Municipal Income Fund held no securities of their regular broker-dealers. As of the same date, Short Duration Government Fund, Adjustable Rate Fund, Government Income Fund and Core Fund held the following amounts of securities of their regular broker-dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents ($ in thousands): Short Duration Government Fund: Lehman Brothers, Inc. ($370), Nomura Securities ($280) and Bear Stearns ($280); Adjustable Rate Fund: Lehman Brothers, Inc. ($4,531), Bear Stearns ($3,430) and Nomura Securities ($3,430); Government Income Fund: Lehman Brothers, Inc. ($2,774), Nomura Securities (2,774) and Bear Stearns ($2,100); Nomura Securities (2,774); Core Fund: Lehman Brothers, Inc. ($4,808), Nomura Securities ($3,640) and Bear Stearns ($3,640).

                            SHARES OF THE TRUST

      The Trust's Agreement and Declaration of Trust dated September 24, 1987, as amended (the "Trust Agreement"), permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series, provided each share has a par value of $.001 per share, represents an equal proportionate interest in that series with each other share of the same class and is entitled to such dividends out of the income belonging to such series as are declared by the Trustees.

      The Trustees have authority under the Trust Agreement to create and classify shares of beneficial interest in separate series of the Trust without further action by shareholders. As of the date of this Additional Statement, the Trustees have authorized shares of the Funds. The Trust Agreement further authorizes the Trustees of the Trust to classify or reclassify any series or portfolio of shares into one or more classes. Pursuant thereto, the Board of Trustees has authorized: (i) the issuance of three classes of shares of Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fund:
Institutional Shares, Administration Shares and Service Shares; (ii) the issuance of four classes of shares of Adjustable Rate Fund: Institutional Shares, Administration Shares, Service Shares and Class A Shares; (iii) the issuance of four classes of shares of Global Income Fund: Institutional Shares, Service Shares, Class A Shares and Class B Shares; and (iv) the issuance of two classes of Municipal Income Fund and Government Income Fund: Class A Shares and Class B Shares. As of October 31, 1996, no Service Shares of the Adjustable Rate Fund were outstanding;

      Each Institutional Share, Administration Share, Service Share, Class A Share and Class B Share of a Fund represents an equal proportionate interest in the assets belonging to the applicable class of a Fund. All Fund expenses are allocated among classes based on a percentage of a Fund's aggregate average net assets, except that transfer agency fees and fees under distribution, authorized dealer service, administration and service plans relating to a particular class will be borne exclusively by that class.

      It is contemplated that most Administration Shares and Service Shares will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. Administration Shares and Service Shares will each be marketed only to such investors, at net asset value with no sales load. Institutional Shares may be purchased for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers. Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Administration Shares. Administration Shares bear the cost of account administration fees at the annual rate of up to 0.25% of the average daily net assets of such Administration Shares. Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem or exchange Service Shares, responding to customer inquiries and assisting customers with investment procedures. Service Shares bear the cost of service fees at the annual rate of up to 0.50% of the average daily net assets of such Service Shares. Institutions that provide services to holders of Administration Shares or Service Shares are referred to in this Additional Statement as "Service Organizations".

      Class A Shares are sold, with an initial sales charge of up to 1.50%, in the case of Adjustable Rate Fund, and 4.50%, in the case of Municipal Income Fund, Government Income Fund and Global Income Fund, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares of the Funds bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of average daily net assets attributable to Class A Shares.

      Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B shares. Class B shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B shares.

      It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Administration, Service, Class A and Class B Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Shares of each class may each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another fund and certain money market funds sponsored by Goldman Sachs. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be in the same amount, except for differences caused by the fact that the respective account administration, service, authorized dealer service plan and distribution fees relating to a particular class will be borne exclusively by that class. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

      Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

      When issued, each Fund's shares are fully paid and non-assessable by the Trust. In the event of liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

      As of January 31, 1997, the following entities and persons beneficially owned 5% or more of the outstanding shares of the following Funds: Adjustable Rate Fund - Regents of the University of Minnesota, 100 Church St. S.E. (5.06%); Foundation for the New Era Philanthropy, 1600 Market Street, 36th floor, Philadelphia, PA 19102 (8.67%); First Trust of New York, N.A., 100 Wall Street, Ste. 1600, New York, NY 10005 (11.52%); St. Treasurer/Nebr Invest Council, 941 "O" Street, Ste. 500, Lincoln, NE 68508 (6.68%); Fundex Corporation, 1875 S. Grant Street, Ste. 500, San Mateo, CA 94402 (8.80%); First Security Bank of Idaho, FBO Idaho Housing Agency, PO box 30007, Salt Lake City, UT 84130 (6.23%); Short Duration Government Fund -State Street Bank & Trust Co., PO Box 1992, Boston, MA 02105 (32.49%); Richfield Bank & Trust Co., 6625 Lyndale Avenue South, Richfield, MN 55423 (12.08%); Central Carolina Bank & Trust Co., PO Box 931, Durham, NC 27702 (7.36%); Norwest Bank Iowa NA, PO Box 1450, Minneapolis, MN 55480 (7.09%); Berko Accounts, 150 East 69th Street, New York, NY 10021 (6.84%); Short Duration Tax-Free Fund -Donald R. Gant, Goldman, Sachs & Co., 85 Broad Street, 22nd floor, New York, NY 10004 (14.59%); G-K-G, Inc., 166 Oak Knoll Terrace, Highland Park, IL 60035 (8.61%); Nelda Stark, PO Box 909, Orange County, TX 77631-0909 (6.35%); Indiana Trust & Investment Mgmt. Co., 3930 Edison Lakes Parkway, Ste. 250, Mishawaka, IN 46545 (10.77%); First Interstate Bk-Agent/Amer NB, 3800 Howard Hughes Parkway, Las Vegas, NV 89193-8588 (7.60%); Lafayette American Bank c/o HUBCO, 1000 Macarthur Blvd., Mahwah, NJ 07430-2035 (6.11%); Robert A. Cenci, 55 Burying Hill Rd., Greenwich, CT 06831 (6.48%); Local 234 Electric Workers Retirement Fund, 10300 Merritt Street, Castroville, CA 95012 (7.35%); U.S. Naval Academy Alumni Association, 247 King George Street, Annapolis, MD 21402-1323 (5.01%); Norwest Bank Iowa NA, PO Box 1450, Minneapolis, MN 55480-1450 (5.03%); Goldman Sachs Asset Management, 1 New York Plaza, 42nd Fl, New York, NY 10004-1901 (68.57%).

SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

      Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act, applicable state law or otherwise to the holders of the outstanding voting securities of an investment company (such as the Trust) shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of Trustees from the separate voting requirements of Rule 18f-2.

                             NET ASSET VALUE

      Under the Act, the Trustees of the Trust are responsible for determining in good faith the fair value of securities of the Funds. In accordance with procedures adopted by the Trustees of the Trust, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund (assets, including securities at value, minus liabilities) and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in each Fund's Prospectus).

      For the purpose of calculating the net asset value of the Funds, investments are valued under valuation procedures established by the Trustees. Portfolio securities, other than money market instruments, for which accurate market quotations are readily available are valued on the basis of quotations which may be furnished by a pricing service or provided by dealers in such securities. The prices derived by a pricing agent reflect broker/dealer-supplied valuations and electronic data processing techniques. Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded. Forward foreign currency exchange contracts are valued at the mean between the last bid and asked quotations supplied by a dealer in such contracts. Portfolio securities for which accurate market quotations are not readily available and other assets are valued at fair value based upon yield equivalents, a pricing matrix or other sources as determined in good faith pursuant to procedures established by the Board of Trustees. Money market instruments held by a Fund with a remaining maturity of sixty days or less will be valued by the amortized cost method, which the Trustees have determined approximates market value.

      The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at current exchange rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.

      Generally, trading in foreign securities is substantially completed each day at various times prior to the time the Global Income Fund and Core Fund calculate their net asset value. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the calculation of net asset value which will not be reflected in the computation of the Fund's net asset value unless the Trustees deem that such event would materially affect the net asset value, in which case an adjustment would be made.


                                 TAXATION

      The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in the Funds. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. This summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL
-------

      Each series of the Trust, including each Fund, is a separate taxable entity. Each Fund has qualified and elected to be treated and intends to continue to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

      Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities, or foreign currencies or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); (b) a Fund derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies and foreign currency options, futures and forward contracts that are not directly related to the Fund's principal business of investing in stocks or securities or options and futures with respect to such stocks or securities (the "short-short test"); and (c) a Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government Securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than United States Government Securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses. Gains from the sale or other disposition of foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to Core Fund's or Global Income Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities will be treated as gains from the sale of investments held for less than three months under the short-short test (even though characterized as ordinary income for some purposes) if such currencies or instruments were held for less than three months. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to Core Fund's or Global Income Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward contracts for purposes other than hedging currency risk with respect to securities in Core Fund's or Global Income Fund's portfolio or anticipated to be acquired may not qualify as "directly related" under these tests.

      As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than "net capital gain" as defined below and is reduced by deductible expenses) and at least 90% of the excess of its gross tax-exempt interest income over certain disallowed deductions ("net tax-exempt interest"). A Fund may retain for investment its "net capital gain" (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, that Fund may designate the retained amount as undistributed net capital gain in a notice to its shareholders who, if subject to U.S.
federal income
tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by that Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (if any), net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as Global Income Fund or Core Fund and may therefore make it more difficult for Global Income Fund or Core Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, Global Income Fund and Core Fund generally expect to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, its net tax-exempt interest may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

      For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. At October 31, 1996, the Funds had approximately the following amounts of capital loss carry forwards:

                                                      Years of
                                    Amount           Expiration
                                    -----------      ----------

Adjustable Rate Fund                $47,923,000       2000-2003
Short Duration
 Government Fund                    $13,272,000       2002-2003
Short Duration
 Tax-Free Fund                       $4,271,000       2002-2003
Core Fixed Income Fund               $   77,000            2004
Global Income Fund                   $4,472,000            2002
Municipal Income Fund                $1,535,000            2002


These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

      In order to avoid a 4% federal excise tax, each Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund did not pay federal income tax. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax.

      For federal income tax purposes, dividends declared by a Fund in October, November or December as of a record date in such a month which are actually paid in January of the following year will be treated as if they were paid by the Fund and received by shareholders on December 31 of the year declared.

      The Tax Exempt Funds may purchase Municipal Securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." The Tax Exempt Funds may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, the Tax Exempt Funds may purchase beneficial interests in Municipal Securities held by trusts, custodial arrangements or partnerships and/or combined with third-party puts and other types of features such as interest rate swaps; those investments may require the Fund to pay "tender fees" or other fees for the various features provided.

      The Internal Revenue Service (the "Service") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Tax Exempt Funds intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by these Funds, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Tax Exempt Funds' portfolios in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

      Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gain and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, that Fund may be required to defer the recognition of losses on futures or forward contracts and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by the Fund and the characterization of gains or losses as long-term or short-term may be changed. The short-short test described above may limit each Fund's ability to use options, futures and forward transactions as well as its ability to engage in short sales. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund's distributions to shareholders. Certain tax elections may be available to the Funds to mitigate some of the unfavorable consequences described in this paragraph.

      Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by Core Fund and Global Income Fund. Under these rules, foreign exchange gain or loss realized by Core Fund or Global Income Fund with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of Core Fund's or Global Income Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

      Core Fund and Global Income Fund may be subject to foreign taxes on income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Because more than 50% of Global Income Fund's total assets at the close of any taxable year will generally consist of stock or securities of foreign corporations, Global Income Fund will generally qualify to file an election with the Internal Revenue Service pursuant to which shareholders of Global Income Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by Global Income Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Global Income Fund may or may not make this election for any particular taxable year. Core Fund will not satisfy the 50% requirement described above and, therefore, will not make this election. Core Fund and, if it does not make the election, Global Income Fund will, however, be entitled to deduct such taxes in computing investment company taxable income.

      If Global Income Fund makes this election, its shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by Global Income Fund, although such shareholders will be required to include their shares of such taxes in gross income if Global Income Fund makes the election referred to above.

      If a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder as a result of any such election by Global Income Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by Global Income Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of Global Income Fund may not be able to claim a credit for the full amount of their proportionate shares of the foreign taxes paid by the Fund.

      Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that Global Income Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign income taxes paid by Global Income Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

      If Core Fund or Global Income Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies") Core Fund or Global Income Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of such stock in such companies, even if all income or gain actually received by Core Fund or Global Income Fund is timely distributed to its shareholders. Core Fund or Global Income Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require Core Fund or Global Income Fund to recognize taxable income or gain without the concurrent receipt of cash. Core Fund or Global Income Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

      A Fund's investment in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark-to-market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

      The federal income tax rules applicable to mortgage dollar rolls and interest rate and currency swaps, floors, caps and collars are unclear in certain respects, and a Fund may also be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

TAXABLE U.S. SHAREHOLDERS -- DISTRIBUTIONS

    TAX EXEMPT FUNDS. Each Tax Exempt Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in Municipal Securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing Municipal Securities, each Tax Exempt Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Tax Exempt Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Tax Exempt Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of a Tax Exempt Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar, future legislation. If a Tax Exempt Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on Municipal Securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. Exempt-interest dividends a Tax Exempt Fund receives from other regulated investment companies, including exempt-interest dividends on auction rate preferred securities of such companies held by a Fund, are treated as interest on Municipal Securities and may be distributed by a Tax Exempt Fund as exempt-interest dividends. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by a Tax Exempt Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of a Tax Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.

      Although all or a substantial portion of the dividends paid by a Tax Exempt Fund may be excluded by shareholders of such Fund from their gross income for federal income tax purposes, each Tax

Exempt Fund may purchase specified private activity bonds, the interest from which (including a Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from a Tax Exempt Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax, and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

      ALL FUNDS. Distributions from investment company taxable income, as defined above, are taxable to shareholders who are subject to tax as ordinary income whether paid in cash or reinvested in additional shares. Taxable distributions include distributions from any Fund, including Short Duration Tax-Free Fund and Municipal Income Fund, that are attributable to (i) taxable income, including but not limited to dividends, taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate or currency swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons or (ii) capital gains from the sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options, futures or certain forward contracts. Any portion of such taxable distributions that is attributable to a Fund's net capital gain, as defined above, may be designated by the Fund as a "capital gain dividend," taxable to shareholders as long-term capital gain whether received in cash or additional shares and regardless of the length of time their shares of a Fund have been held.

      It is expected that distributions made by the Funds will ordinarily not qualify for the dividends-received deduction for corporations because qualifying distributions may be made only from a Fund's dividend income that it receives from stock in U.S. domestic corporations. The Funds do not intend to purchase stock of domestic corporations other than in limited instances, including investments in investment companies, distributions from which may in rare cases qualify as dividends for this purpose. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares and may give rise to or increase its liability for federal corporate alternative minimum tax.

      Distributions in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder's basis in his shares and, after the shareholder's basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce a Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of Short Duration Tax-Free Fund's or Municipal Income Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital.

      Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that they would have received had they elected to receive cash and will have a cost basis in the shares received equal to such amount.

TAXABLE U.S. SHAREHOLDERS -- SALE OF SHARES

      When a shareholder's shares are sold, redeemed or otherwise disposed of, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale or other disposition, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term. All or a portion of a sales charge paid in purchasing Class A shares of Adjustable Rate Fund or Global Income Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of that Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. If a shareholder received a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of the sale or redemption, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. Also, any losses realized by shareholders who dispose of shares of Short Duration Fund or Municipal Income Fund with a tax holding period of six months or less are disallowed to the extent of any exempt-interest dividends received with respect to such shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.

If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

      After the close of each calendar year, each of Short Duration Tax-Free Fund and Municipal Income Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of Short Duration Tax-Free Fund or Municipal Income Fund for such Fund's full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of tax-exempt income or tax preference item income earned by Short Duration Tax-Free Fund or Municipal Income Fund during the period of their investment in Short Duration Tax-Free Fund or Municipal Income Fund, as the case may be.

      All distributions, whether received in shares or in cash, as well as redemptions and exchanges, must be reported by each shareholder who is required to file a U.S. Federal income tax return.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

BACKUP WITHHOLDING

      Each Fund will be required to report to the Service all taxable distributions, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number and with certain required certifications or if the Service or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Short Duration Tax-Free Fund or Municipal Income Fund will not be subject to backup withholding if the applicable Fund reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

NON-U.S. SHAREHOLDERS

      The foregoing discussion relates solely to U.S. federal income tax law as it applies to "U.S. persons" (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. Dividends from investment company taxable income distributed by a Fund to a shareholder who is not a U.S. person will be subject to U.S. withholding tax at the rate of 30% (or a lower rate provided by an applicable tax treaty) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a shareholder who is not a U.S. person will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. withholding tax on deemed income resulting from any election by Global Income Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

      Any gain realized by a shareholder who is not a U.S. person upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

      Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from a Fund.

STATE AND LOCAL TAXES

      A Fund may be subject to state or local taxes in certain jurisdictions in which a Fund may be deemed to be doing business.

In addition, in those states or localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in a Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.


                          PERFORMANCE INFORMATION

      Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature.

      Thirty-day yield is derived by dividing net investment income per share earned during the period by the maximum public offering price per share on the last day of such period. Yield is then annualized by assuming that yield is realized each month for twelve months and is reinvested every six months. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

      Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, a Tax Exempt Fund's tax-free yield. Tax equivalent yield is calculated by dividing a Tax Exempt Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

      Distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share on the last day of the period.

      Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class (i.e., net asset value in the case of each class other than Class A) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption (and in the case of Class B Shares payment of any contingent deferred sales charge) at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

      Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price per share with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

      The following table presents thirty-day yield, tax equivalent yield (Short Duration Tax-Free and Municipal Income Funds only), distribution rate and average annual total return (capital plus reinvestment of all distributions) for each class of shares outstanding for the periods indicated.

      Thirty-day yield, tax equivalent yield (Short Duration Tax-Free and Municipal Income Funds only), distribution rate and average annual total return are calculated separately for each class of shares in existence of each Fund. Each class of shares of each Fund is subject to different fees and expenses and may have different returns for the same period. Any performance data for Class A or Class B Shares which is based upon a Fund's net asset value per share would be reduced if a sales charge were taken into account.

                                    YIELD

                              Investment        SEC 30-Day        Pro-Forma
Fund                            Period            Yield             Yield/1/
----                          ----------        ----------        ---------

                              30-Days
                              ended
                              10/31/96

ADJUSTABLE RATE FUND
  Institutional Shares                             6.00%             5.94%
  Administration Shares                            5.75%             5.69%
  Service Shares/2/
  Class A Shares
  - Assumes 1.5% sales charge                      5.66%             5.35%

SHORT DURATION GOVERNMENT FUND
  Institutional Shares                             6.43%             6.16%
  Administration Shares                            6.19%             5.93%
  Service Shares                                   5.96%             5.71%

SHORT DURATION TAX-FREE FUND
  Institutional Shares                             4.34%             3.71%
  Administration Shares                            4.09%             3.42%
  Service Shares                                   3.84%             3.22%

CORE FUND
  Institutional Shares                             6.60%             6.25%
  Administration Shares                            6.37%             6.03%
  Service Shares                                   6.12%             5.78%

GLOBAL INCOME FUND
  Institutional Shares                             5.20%             4.76%
  Service Shares/2/
  Class A Shares
  (Assumes 4.5% sales charge)                      4.54%             4.08%
  Class B Shares                                   4.23%             3.80%

MUNICIPAL INCOME FUND
  Class A Shares                                   4.21%             3.56%
  Class B Shares                                   3.68%             3.25%

GOVERNMENT INCOME FUND
  Class A Shares                                   6.04%             4.76%
  Class B Shares                                   5.57%             4.48%

                             DISTRIBUTION RATE

                                                 30 Day           Pro-Forma
                        Investment            Distribution       Distribution
Fund                      Period                  Rate              Rate/1/
----                    ----------            ------------       ------------

                        30-Days
                        ended
                        10/31/96

ADJUSTABLE RATE FUND
  Institutional Shares                           5.87%              5.81%
  Administration Shares                          5.62%              5.56%
  Service Shares/2/
  Class A Shares
   - Assumes no sales charge                     5.62%              5.31%

SHORT DURATION GOVERNMENT FUND
  Institutional Shares                           6.24%              5.97%
  Administration Shares                          6.00%              5.72%
  Service Shares/2/                              5.78%              5.49%

SHORT DURATION TAX-FREE FUND
  Institutional Shares                           4.19%              3.56%
  Administration Shares                          3.94%              3.28%
  Service Shares                                 3.69%              3.06%

MUNICIPAL INCOME FUND
  Class A Shares                                 4.27%              3.59%
  -assumes no sales charge
  Class B Shares                                 3.53%              3.09%

GOVERNMENT INCOME FUND
  Class A Shares                                 6.33%              5.00%
  -assumes no sales charge
  Class B Shares                                 5.58%              4.50%

CORE FUND
  Institutional Shares                           6.46%              6.12%
  Administration Shares                          6.23%              5.89%
  Service Shares                                 5.98%              5.63%

GLOBAL INCOME FUND
    Institutional Fund                           5.95%              6.18%
    Service Shares2
    Class A Shares
   - Assumes no sales charge                     5.44%              4.96%
   Class B Shares                                5.02%              4.59%

                           TAX-EQUIVALENT YIELD6

                                                             Pro-Forma
                      Investment        Tax-Equivalent    Tax-Equivalent
Fund                    Period               Rate             Yield/1/
----                  ----------        --------------    --------------

                       30-Days
                       ended
                       10/31/96

SHORT DURATION
 TAX-FREE FUND/3/
   Institutional Shares                      6.94%             5.89%
    Administration Shares                    6.52%             5.43%
    Service Shares                           6.11%             5.07%

MUNCIPAL INCOME FUND/3/
  Class A Shares                             7.07%             5.94%
  -assumes no sales charge
  Class B Shares                             5.84%             5.12%

_______________________________

1 Yield, tax equivalent yield and distribution rate if the applicable Adviser had not voluntarily agreed to limit its advisory fees and to maintain expenses at a specified level.

2   There were no Service Shares outstanding during the periods indicated.

3 The tax-equivalent rate of Short Duration Tax-Free Fund and Municipal Income Fund is computed based on the 39.6% federal income tax rate.


    The above tables should not be considered a representation of future performance.

                          VALUE OF $1,000 INVESTMENT
                                (TOTAL RETURN)




                                                                     Average Annual
                          ---------------------------------------------------------------
                                                                  With Fee    Without Fee
                                                                  Reductions  Reductions
                                                                  and/or      and/or
                              Investment         Investment       Expense     Expense
Fund                             Date              Period         Limitations Limitations
----                      ---------------------------------------------------------------
ADJUSTABLE RATE FUND

  Institutional Shares        7/17/91/1a/         ended 10/31/96    5.32%       5.19%

                              11/1/95           one year ended
                                                10/31/96            6.86%       6.80%

                              11/1/91           five years ended    5.13%       5.05%
                                                10/31/96

  Administration Shares       4/15/93/1b/         ended 10/31/96    4.69%       4.64%

                              11/1/95           one year ended
                                                10/31/96           6.60%       6.53%

  Service Shares1c                                                  N/A         N/A

  Class A Shares              5/12/95/1d/         ended 10/31/96

 Assumes 1.5% Sales Charge                                        5.29%       4.96%
 Assumes No Sales Charge                                          6.40%       6.07%
                              11/1/95           one year ended
 Assumes 1.5% Sales Charge                      10/31/96          4.99%       4.66%
 Assumes No Sales Charge                                          6.60%       6.27%

SHORT DURATION GOVERNMENT FUND

 Institutional Shares         8/15/88/2a/       ended 10/31/96    7.24%       6.84%

                              11/1/95           one year ended
                                                10/31/96          6.75%       6.47%

                              11/1/91           five years
                                                ended 10/31/96    5.67%       5.44%

Administration Shares         2/28/96/2b/       ended 10/31/96    4.00%       3.82%

Service Shares                4/10/96/2b/       ended 10/31/96    4.35%       4.20%

                          VALUE OF $1,000 INVESTMENT
                                (TOTAL RETURN)


                                                                     Average Annual
                              -----------------------------------------------------------
                                                                  With Fee    Without Fee
                                                                  Reductions  Reductions
                                                                  and/or      and/or
                              Investment         Investment       Expense     Expense
Fund                             Date              Period         Limitations Limitations
----                          -----------------------------------------------------------
SHORT DURATION TAX-FREE FUND

  Institutional Shares        10/1/9/23a/       ended 10/31/96    4.21%       3.71%

                              11/1/95           one year ended
                                                    10/31/96      4.50%       3.92%

  Administration Shares       5/20/93/3b/       ended 10/31/96    3.51%       3.15%

                              11/1/95           one year ended
                                                    10/31/96      4.24%       3.66%

  Service Shares              9/20/94/3c/       ended 10/31/96    4.36%       3.92%

                              11/1/95           one year ended
                                                10/31/96          3.98%       3.40%

CORE FUND

  Institutional Shares        1/15/94/4a/       10/31/96          6.34%       5.70%

                              11/1/95           one year ended
                                                10/31/96          5.98%       5.58%

  Administration Shares       2/28/96/4b/       ended
                                                10/31/96          3.56%       3.29%

  Service Shares              3/13/96/4b/       ended
                                                10/31/96          4.90%       4.69%

                          VALUE OF $1,000 INVESTMENT
                                (TOTAL RETURN)

                                                                     Average Annual
                             ------------------------------------------------------------
                                                                  With Fee    Without Fee
                                                                  Reductions  Reductions
                                                                  and/or      and/or
                              Investment         Investment       Expense     Expense
Fund                             Date              Period         Limitations Limitations
----                         ------------------------------------------------------------
GLOBAL INCOME FUND5C

  Class A Shares                 8/2/91/5a/     ended 10/31/96

   Assumes 4.5% Sales Charge                                      7.08%       6.76%
   Assumes No Sales Charge                                        8.02%       7.71%

   Assumes 4.5% Sales Charge     11/1/95        one year          6.08%       5.57%
   Assumes No Sales Charge                      ended 10/31/96    11.05%      10.53%

   Assumes 4.5% Sales Charge     11/1/91        five years        7.02%       6.73%
   Assumes No Sales Charge                      ended 10/31/96    8.01%       7.69%

  Class B Shares5b               5/1/96         ended 10/31/965d  6.24%       6.01%

  Institutional Shares           8/1/95/5e/     ended 10/31/96    12.95%      12.45%

                                 11/1/95        one year
                                                ended 10/31/96    11.55%      11.05%

  Service Shares5f

MUNICIPAL INCOME FUND

  Class A Shares                 7/20/93/6a/    ended 10/31/96
   Assumes 4.5% Sales Charge                                      3.80%       2.78%
   Assumes No Sales Charge                                        5.27%       4.23%

                                 11/1/95        ended 10/31/96

   Assumes 4.5% Sales Charge                                      1.35%       0.65%
   Assumes No Sales Charge                                        6.13%       5.40%

  Class B Shares6b               5/1/96         ended 10/31/96    4.40%       4.07%

                          VALUE OF $1,000 INVESTMENT
                                (TOTAL RETURN)

                                                                     Average Annual
                             ------------------------------------------------------------
                                                                  With Fee    Without Fee
                                                                  Reductions  Reductions
                                                                  and/or      and/or
                              Investment         Investment       Expense     Expense
Fund                             Date              Period         Limitations Limitations
----                         ------------------------------------------------------------

GOVERNMENT INCOME FUND

Class A Shares                2/10/93/7a/       ended 10/31/96
 Assumes 4.5% Sales Charge                                        5.41%       2.92%
 Assumes No Sales Charge                                          6.72%       4.21%

                              11/1/95           ended 10/31/96
 Assumes 4.5% Sales Charge                                        1.06%       -0.33%
 Assumes No Sales Charge                                          5.80%       4.35%

Class B Shares7b              5/1/96            ended 10/31/96    4.85%       4.17%

________________
1a Institutional Shares of Adjustable Rate Fund commenced operations on July
   17, 1991.
1b Administration Shares of Adjustable Rate Fund commended operations on April
   15, 1993.
1c No Service Shares of Adjustable Rate Fund were outstanding during the periods indicated.

1d Class A shares of Adjustable Rate Fund commenced operations on May 12, 1995. 2a Institutional Shares of Short Duration Government Fund commenced operations on August 15, 1988.
2b Administration Shares of Short Duration Government Fund commenced operations on February 28, 1996. Service Shares of Short Duration Government Fund commenced operations on April 10, 1996.
3a Institutional Shares of Short Duration Tax-Free Fund commenced operations on
   October 1, 1992.
3b Administration Shares of Short Duration Tax-Free Fund commenced operations on May 20, 1993.
3c Service Shares of Short Duration Tax-Free Fund commenced operations on
   September 20, 1994.
4a Institutional Shares of Core Fund commenced operations on January 5, 1994.

4b Administration Shares of Core Fund commenced operations on February 28,
   1996. Service Shares of Core Fund commenced operations on March 13,
   1996.
5a Class A Shares of Global Income Fund commenced operations on August 2, 1991.

5b Class B Shares of Global Income Fund commenced operations on May 1,
   1996.
5c On November 27, 1992, the maximum sales charge was changed from 3% to 4.5% of the offering price. All performance figures in this table incorporate the sales charge currently in effect.

5d An aggregate total return (not annualized) is shown instead of an average annual total return since Class B Shares have not completed a full 12 months of operation as of October 31, 1996.
5e Institutional Shares of Global Income Fund commenced operations on August 1,
   1995.

5f No Service Shares of Global Income Fund were outstanding during the periods indicated.
6a Class A shares of Municipal Income Fund commenced operations on July 20,
   1993.

6b Class B Shares of Municipal Income Fund commenced operations on May 1, 1996.
   An aggregate total return (not annualized) is shown instead of an average annual total return since Class B Shares have not completed a full 12 months of operation as of October 31, 1996.
7a Class A Shares of Government Income Fund commenced operations on February
   10, 1993.

7b Class B Shares of Government Income Fund commenced operations on May 1,
   1996. An aggregate total return (not annualized) is shown instead of an average annual total return since Class B Shares have not completed a full 12 months of operation as of October 31, 1996.

   The above table should not be considered a representation of future performance.

      Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

      Each Fund may from time to time advertise comparative performance as measured by various independent sources, including, but not limited to, Lipper Analytical Services, Inc., Donaghues Money Fund Report,
--------------------------------  ---------------------------
Barron's, The Wall Street Journal, Weisenberger Investment Companies
--------  -----------------------  ----------------------------------
Service, Business Week, Changing Times, Financial World,
-------  -------------  --------------  ---------------
Forbes, Fortune, Morningstar Mutual Funds The New York Times,
------  -------  ------------------------ ------------------
Personal Investor, Sylvia Porter's Personal Finance and Money.
-----------------  --------------------------------     -----

      In addition, Adjustable Rate Fund, Government Income Fund and Short Duration Government Fund may from time to time advertise their performance relative to certain indices and benchmark investments, including: (a) the Shearson Lehman Government/Corporate (Total) Index, (b) Shearson Lehman Government Index, (c) Merrill Lynch 1-3 Year Treasury Index, (d) Merrill Lynch 2-Year Treasury Curve Index, (e) the Salomon Brothers Treasury Yield Curve Rate of Return Index, (f) the Payden & Rygel 2-Year Treasury Note Index, (g) 1 through 3 year U.S. Treasury Notes, (h) constant maturity U.S. Treasury yield indices, (i) the Consumer Price Index, (j) the London Interbank Offered Rate,
(k) other taxable investments such as certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds, repurchase agreements, commercial paper and (l) historical data concerning the performance of adjustable and fixed-rate mortgage loans.

      Short Duration Tax-Free Fund and Municipal Income Fund may from time to time advertise their performance relative to certain indices, any components of such indices and benchmark investments, including but not limited to: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
(b) the Lehman Brothers Municipal Bond Indices; (c) the Merrill Lynch Municipal Bond Institutional Total Rate of Return Indices; (d) Bond Buyer Indices; (e) IBC/Donoghue's Money Fund Averages/Institutional Only Tax Free; and constant maturity U.S. Treasury yield indices.

      Core Fund and Global Income Fund may each from time to time advertise its performance relative to certain indices and benchmark investments, including:
(a) the Lipper Analytical  Services, Inc.

Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (j) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers Inc., First Boston Corporation, Morgan Stanley & Co. Incorporated, Salomon Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Donaldson Lufkin and Jenrette Securities Corporation; and (k) Donoghue's Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. government money funds).

      The composition of the investments in the above-referenced indices and the characteristics of a Fund's benchmark investments are not identical to, and in some cases may be very different from, those of a Fund's portfolio. These indices and averages, as well as the averages set forth in the Appendices hereto, are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by the a Fund to calculate its performance figures.

      From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of Goldman Sachs as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and regulated matters believed to be of relevance to a Fund.

      In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

      In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

      Performance data is based on historical results and is not intended to indicate future performance. Total return, thirty-day yield, tax equivalent yield and distribution rate will vary based on changes in market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.


                              OTHER INFORMATION

      The Trust assumed its current name on March 22, 1991. Prior thereto, the Trust's name was "Goldman Sachs -- Short-Intermediate Government Fund." Short Duration Government Fund assumed its current name in March 1996. Prior thereto, Short Duration Government Fund's name was "GS Short-Intermediate Government Fund" until May 1991 and "GS Short-Term Government Agency Fund" until March 1996. Adjustable Rate Government Fund assumed its current name in March 1996. Prior thereto, Adjustable Rate Government Fund's name was "GS Adjustable Rate Government Agency Fund." Goldman Sachs licensed the name "Goldman Sachs" and derivatives thereof to the Trust (and Fund) on a royalty-free basis and Goldman Sachs has reserved to itself the right to grant the non-exclusive right to use the name "Goldman Sachs" to any other person. At such time as the Advisory Agreement for a Fund is no longer in effect, the Trust on behalf of that Fund has agreed that such Fund will (to the extent it lawfully can) cease using the name "Goldman Sachs."

      A Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value of each Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of each respective Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

      The right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of a Fund.

      The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

      The audited financial statements and related report of Arthur Andersen LLP, indpendent publice acount, for each Fund contained in each Fund's 1996 Annual Report are hereby incorporated by reference and attached hereto. A copy of the annual reports may be obtained without charge by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman, Sachs & Co., at the telephone number on the back cover of each Fund's Prospectus.

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

    We welcome the opportunity to review the performance and the investment activity of the Goldman Sachs Fixed Income Funds for the 12-month period ended October 31, 1996. To help put the portfolios' performance in perspective, we will also provide a brief overview of the U.S. economy and the bond market during the period.

    We are pleased to report that the Goldman Sachs Fixed Income Funds fared well relative to their peers during the period.

The Bond Market Sold Off Amid Rising Rates, Then Stabilized

    The U.S. fixed income market began the 12-month period under review with a robust rally, fueled by weak economic data and low inflation. However, in February 1996, the bond market began to come under pressure when stronger than expected economic and job growth as well as surging commodity prices aroused fears of higher inflation on the horizon. Bond market conditions significantly worsened during March and April, when a sharp rise in interest rates triggered a sell-off and increased volatility. By early May, long-term bond yields had climbed above the psychologically important 7.0% level for the first time in nearly a year. At the end of May, interest rates began to stabilize and Treasury prices remained in a narrow trading range throughout the summer and fall. During September and October, however, interest rates retreated and the bond market strengthened. The rebound was primarily due to evidence of a slowing U.S. economy and strong demand for Treasury bonds from the central banks of China, Japan and Germany, which accelerated their purchases dramatically toward the end of the period. By the end of October, prices of 30-year Treasuries broke out of the trading range that had persisted for over six months.

After a Weak Start, Economic Growth Rebounded, Then Moderated

    In late 1995, the economy was anemic, with weak consumer and capital spending contributing to a fourth-quarter real Gross Domestic Product (GDP) growth of only 0.3% (annualized). During the first quarter of 1996, harsh winter weather and the General Motors strike continued to restrain economic growth. Despite these adverse conditions, the economy advanced faster than expected, with first-quarter real GDP growth reported at 2.0% (annualized). Momentum accelerated more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter GDP rose a robust 4.7% (annualized), its highest rate in two years.

    The economy's torrid growth cooled markedly during the third quarter, with annualized real GDP at a revised 2.0%, largely due to lackluster consumer spending and a widening U.S. trade deficit. In October some evidence of a slowdown continued, with housing starts falling to their lowest level in a year and U.S. capacity utilization also down. However, consumer confidence remained high against a backdrop of low unemployment and higher household income. These indicators led some economists to interpret October's retail sales numbers (up a scant 0.2%) as a "breather" they expected to be followed by stronger holiday shopping, while others were concerned about a more prolonged period of restrained spending. Despite investors' earlier fears of increased inflationary

--------------------------------------------------------------------------------------------
Table of Contents

Market Overview                              1      Financial Statements                 24
Goldman Sachs Government Income Fund         4      Notes to Financial Statements        28
Goldman Sachs Global Income Fund            11      Financial Highlights                 36
Goldman Sachs Municipal Income Fund         17
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)

--------------------------------------------------------------------------------
pressures and the fact that in October the producer and consumer price indexes were up 0.4% and 0.3%, respectively, inflation remained subdued throughout the period.

The Fed Remained Neutral After Easing in December and January

    In response to generally poor year-end 1995 economic conditions, the U.S. Federal Reserve cut the Federal funds rate by 25 basis points in December 1995 and an additional 25 basis points in January 1996. The Fed then remained neutral from February through the end of the period, leaving the Federal funds rate at 5.25% as of October 31, 1996.

    During the period under review, the yield curve shifted upward everywhere but at the shortest end, where it steepened. The yield on six-month Treasury bills fell from 5.55% on October 31, 1995 to approximately 5.26% on October 31, 1996. For the same time period, the yield on the 30-year U.S. Treasury bond rose from 6.33% a year ago to 6.64%. For the 12-month period ended October 31, 1996, the total returns of one-year and 30-year Treasuries were 5.84% and 0.72%, respectively.

Historical Treasury Yield Curve

                           [LINE GRAPH APPEARS HERE]

        GS Retail Treasury Bar Chart
                    10/31/95         10/31/96
3-Month                 5.49%            5.13
6-Month                 5.55             5.26
         1              5.54              5.4


         2              5.61             5.73


         3              5.68             5.86




         5              5.81             6.07





        10              6.02             6.34





        30              6.33             6.64

Source: Bloomberg, L.P.

The yield curve steepened on the short end and shifted upward on the longer end.

The Dollar's Climb Versus the Mark and the Yen
Continued

    During the period under review, the U.S. dollar appreciated against both the Deutsche mark and Japanese yen, rising more against the yen. The dollar strengthened relative to the mark as the Bundesbank progressively edged rates lower during the period to stimulate the sluggish German economy, reaching a 15-month high against the mark in May. By October, the dollar had retreated slightly as further Bundesbank cuts became less likely. In contrast, the dollar's climb against the yen continued through the end of October, when it reached a three-and-a-half-year high. The yen's weakness was primarily due to the softness in Japan's economic recovery. However, in November the yen rose against the dollar as Japanese officials made it clear that they believed the yen had weakened enough.

Outlook: Moderate Economic Growth for the Near Term

    The recent economic weakness and the tame third-quarter labor cost report increase the likelihood that the Fed will defer any changes in monetary policy until 1997. Although a more extended slowdown is possible, as of this writing, Goldman Sachs' economists believe a resumption of growth is likely if consumer spending rebounds by year-end and the trade deficit does not significantly widen. On the fiscal front, the bond market environment should benefit from the recent election results with President Clinton balanced by a Republican-controlled Congress, which points toward continued budgetary restraint.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)



--------------------------------------------------------------------------------
    We appreciate your confidence in the Goldman Sachs Fixed Income Funds and we look forward to continuing to serve your investment needs in the future.

Sincerely,



/s/ David B. Ford
David B. Ford
Co-Head, Goldman Sach Asset Management




/s/ John P. McNulty
John P. McNulty
Co-Head, Goldman Sachs Asset Management



/s/ Sharmin Mossavar-Rahmani
Sharmin Mossavar-Rahmani
Chief Investment Officer - Fixed Income Investments
Goldman Sachs Asset Management

November 29, 1996
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Government Income Fund



--------------------------------------------------------------------------------
Investment Objective

     The Goldman Sachs Government Income Fund seeks to provide shareholders with a high level of current income consistent with safety of principal. Under normal conditions, at least 65% of the portfolio's total assets will be invested in U.S. government securities and in repurchase agreements collateralized by such securities. The fund may also invest in securities of nongovernmental issuers, including asset-backed securities, privately issued mortgage-backed securities and corporate debt obligations. Such securities will be rated triple-A at the time of investment or, if unrated, deemed to be of comparable quality by Goldman Sachs Asset Management, the fund's investment adviser. The fund's interest rate sensitivity is expected to be comparable to that of a five-year bond.

Mortgage-Backed Securities Strengthened Amid Slowing Prepayments

     During the 12-month period under review, the performance of mortgage-backed securities (MBSs) was closely linked to the changing direction of interest rates. From November 1995 through February 1996, declining interest rates spurred homeowners to switch to long-term, fixed rate mortgages, resulting in a high level of refinancing activity and widening spreads between MBSs and Treasuries. Long-term interest rates began to rise at the end of January and prepayments peaked in February. Throughout the spring, the mortgage-backed securities market strengthened due to declining prepayment fears, and adjustable rate mortgages (ARMs) and fixed rate mortgage pass-throughs continued to do well when rates stabilized during the summer. However, the direction of interest rates reversed course beginning in September, and by the end of October, rates on 30-year mortgages had slipped below 8%. The decline increased some homeowners' incentive to refinance, but rates continued to be significantly above their levels of a year earlier and "seasoned" mortgage-backed securities (securities backed by older mortgages that typically have lower prepayment risk) continued to do well. In addition, the market's technical balance remained strong, with prices supported by healthy investor demand coupled with no significant new issuance.

Performance Review: Fund Performed Well Due to Mortgage-and Asset-Backed Securities

     During the 12-month period ended October 31, the fund's Class A shares outperformed the benchmark, the Lehman Brothers Government/Mortgage Index (the "Index") due to favorable results from the fund's positions in collateralized mortgage obligations (CMOs) and asset-backed securities (ABSs). The fund's Class B shares, which opened on May 1, 1996 when interest rates were still rising, also achieved positive returns.

     The fund performed well compared with its peers. The fund's Class A shares ranked eighth out of 124 intermediate U.S. government income funds based on total return for the 12 months ended October 31, 1996, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not ranked for this period because they were in existence less than 12 months.)

--------------------------------------------------------------------------------
Performance Summary
--------------------------------------------------------------------------------
                                               Class A        Class B*
                                              (10/31/95-      (5/1/96-
                                               10/31/96)      10/31/96)
                                               ---------      ---------
Total Return (based on net asset value)          5.80%          4.85%
--------------------------------------------------------------------------------
  Return From Monthly Distributions              6.56%          3.01%
--------------------------------------------------------------------------------
  Return From Price Depreciation/               -0.76%          1.84%
   Appreciation
--------------------------------------------------------------------------------
Total Return of Lehman Brothers
  Government/Mortgage Index                      5.74%          5.12%
--------------------------------------------------------------------------------
NAV (as of 10/31/96)                            $14.36         $14.37
--------------------------------------------------------------------------------
NAV Change                                      -$0.11         +$0.26
--------------------------------------------------------------------------------

* New share class opened during the period.

Portfolio Composition and Investment Strategies

     During the period under review, we significantly reduced the portfolio's holdings of U.S. Treasuries in favor of mortgage-backed and asset-backed securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Government Income Fund (continued)



--------------------------------------------------------------------------------
                 Portfolio Composition as of October 31, 1996*


                           [PIE CHART APPEARS HERE]

Agency Debentures                       0.4%
Repos/Cash Equivalents                  1.1%
U.S. Treasuries                        16.2%
Asset-Backed Securities                19.9%
CMOs                                   22.0%
Fixed Rate Mortgage Pass-Throughs      40.4%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 .    Fixed Rate Mortgage Pass-Throughs. The fund's single largest position as of
October 31, 1996 was in fixed rate mortgage pass-throughs at 40.4% (nearly unchanged from a year ago), which was overweighted relative to the Index allocation of 36.4%. Overall, the fund benefited from the sector's incremental yield compared with similar-duration Treasury securities. Although pass-throughs suffered from a high rate of mortgage prepayments when the period began, the sector improved when interest rates began to rise at the end of January.

     During the period, we occasionally used mortgage dollar rolls, which helped the portfolio to benefit from short-term supply and demand imbalances in the mortgage settlement process. (Mortgage dollar rolls refer to transactions that involve selling mortgage securities owned by the fund and simultaneously contracting to buy back similar mortgage securities with the same coupon on a specified future date -- usually one month forward.) At all times, we "cover" the mortgage dollar rolls by keeping cash or high-grade liquid debt securities equal to the dollar amount of the forward commitment in a segregated account with the fund's custodian.

 .    CMOs. As of October 31, the fund's allocation in CMOs was 22.0%, up from
7.7% a year ago. These securities included sequential-pay/support CMOs (13.0%), a position we initiated in February, which offered relative stability and attractive spreads compared with Treasuries. We cut the portfolio's allocation in planned amortization class (PAC) CMOs to 5.5% from 6.3% a year ago in favor of other sectors that offered greater relative value. We also held very small positions in inverse floaters, interest-only (IO) and principal-only (PO) securities, discussed below.

 .    Asset-Backed Securities. The portfolio's ABS holdings, which were primarily issues backed by credit card and automobile debt, represented 19.9% of the portfolio, up from 14.3% a year ago. This position consisted of short-term, triple-A-rated issues that offered attractive incremental yield over similar-duration Treasuries. The ABS market began the period on a weak note, as concerns surrounding credit card delinquencies impacted the sector during November and December 1995. From January through the end of the period, these uncertainties faded and the sector strengthened. Spreads between ABSs and Treasuries tightened, as the ABS market benefited from strong investor demand from a variety of sources: foreign banks, insurance companies and an increasing number of corporate and CMO "crossover" accounts. ABS supply was robust as well, with a wide variety of innovative new issues across a range of maturities, collateral types and structures, but demand kept pace.

 .    U.S. Treasuries and Repurchase Agreements/Cash Equivalents. We reduced the fund's allocation in U.S. Treasuries and repurchase agreements/cash equivalents to take advantage of securities in other sectors that offered better relative value. As of October 31, Treasuries accounted for 16.2% of the portfolio, significantly

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Government Income Fund (continued)



--------------------------------------------------------------------------------
underweighted relative to the Index (55.4%), while cash equivalents were a 1.1% position.

 .    Agency Debentures. During the period, we reduced the fund's holdings in agency debentures (bonds issued by agencies of the U.S. government) to a scant 0.4% because we determined that the sector's tight spreads compared with Treasuries did not offer attractive return potential.

 .    Issuer Composition. The breakdown of the portfolio's mortgage-backed security holdings by issuer was 23.3% in Federal National Mortgage Association
(FNMA) issues, 14.0% in Government National Mortgage Association (GNMA) issues, 9.8% in Federal Home Loan Mortgage Corporation (FHLMC) issues and 15.3% in private issues.

 .    Credit Quality. As of October 31, U.S. government and agency securities accounted for 66.6% of the portfolio, triple-A-rated securities were 32.3% of the portfolio and cash equivalents were 1.1% of the portfolio.

 .    Prudent Use of Derivatives. As noted, sequential-pay/ support and PAC CMOs, which are generally considered to be lower risk derivative instruments, accounted for 13.0% and 5.5% of the portfolio, respectively. The portfolio also held inverse floaters (1.3%) for their potential to add incremental yield, as well as a "combo" consisting of minor positions in interest-only and principal-only CMOs. When IOs are held along with POs, they can produce a position with a similar risk profile as a fixed rate mortgage pass-through but with a higher yield. In addition, we used futures as a tool to help manage the portfolio's duration.

 . Duration. The fund's duration as of October 31 was 4.5 years, in line with the Index. We carefully manage the fund's duration to approximate that of the Index rather than attempting to make interest rate predictions. Instead, we seek excess return over the Index through our sector weightings and specific security selection.

Fund Outlook
     We have a cautiously optimistic view of the mortgage pass-through market in general. Certain segments continue to be attractively valued, and we believe that our current seasoned holdings should fare well relative to other sectors if interest rates continue to fall and prepayments increase. We have a neutral outlook for the CMO sector in general, which we believe does not offer significant value over mortgage pass-throughs. However, we continue to identify specific CMO securities that present attractive investment opportunities. In the ABS market, significant spread premiums relative to comparably rated corporate securities are expected to continue to buoy investor demand. In addition, Fed surveys indicate that banks have been tightening their underwriting standards over the last three quarters, which should help to allay lingering investor concerns surrounding consumer credit card delinquencies. During the coming year, we will continue to actively allocate the portfolio's assets among the various fixed income sectors as their relative value changes.

Distribution Policy
     The fund's Class A shares paid out monthly distributions of approximately $0.92 per share during the 12-month period ended October 31, 1996. From their inception on May 1, 1996 through October 31, 1996, the fund's Class B shares paid out approximately $0.41 per share. Dividends are declared daily and paid on a monthly basis. The fund distributes substantially all of its taxable income, as is required for all investment companies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Government Income Fund (continued)



--------------------------------------------------------------------------------
     We thank you for your support and look forward to continuing to serve your investment needs in the future.

Sincerely,



/s/ Jonathan A. Beinner

Jonathan A. Beinner



/s/ Erica Adelberg

Erica Adelberg



/s/ James B. Clark

James B. Clark

Portfolio Managers
Goldman Sachs Government Income Fund
November 29, 1996

--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Goldman Sachs Government Income Fund
October 31, 1996


--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1996. The performance for the Goldman Sachs Government Income Fund (assuming both the maximum sales charge of 4.5% and no sales charge for Class A shares and the maximum redemption fee of 5% and no redemption fee for the Class B shares), is compared with its benchmarks--the Lehman Brothers Mutual Fund Government/Mortgage Index ("Lehman Gov't/MBS Index") and the Lehman Brothers Mutual Fund General U.S. Government Index ("Lehman U.S. Gov't Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                        HYPOTHETICAL $10,000 INVESTMENT

                                 Class A/(a)/

                           [LINE GRAPH APPEARS HERE]

                  Class A Shares   Class A Shares     Lehman        Lehman
                    (no sales         (w/sales       Gov't/MBS    U.S. Gov't
   Date              charge)           charge)         Index         Index
-----------------------------------------------------------------------------
   3/1/93            $10,000          $ 9,550         $10,000      $10,000
 10/31/93             10,506           10,033          10,584       10,699
 10/31/94             10,192            9,734          10,267       10,220
 10/31/95             11,710           11,183          11,819       11,792
 10/31/96             12,392           11,834          12,500       12,395

                                    Class B

                           [LINE GRAPH APPEARS HERE]

                  Class B Shares   Class B Shares     Lehman        Lehman
                  (no redemption   (w/redemption     Gov't/MBS    U.S. Gov't
   Date               charge)          charge)         Index         Index
-----------------------------------------------------------------------------
   5/1/96            $10,000          $10,000         $10,000      $10,000
 10/31/96             10,485            9,985          10,512       10,508


                                     ----------------------------------------
                                            Average Annual Total Return
                                     ----------------------------------------
                                        One Year        Since Inception/(b)/
-----------------------------------------------------------------------------
Class A, excluding sales                  5.80%                6.72%
  charge
-----------------------------------------------------------------------------
Class A, including sales                  1.06%                5.41%
  charge
-----------------------------------------------------------------------------
Class B, excluding
  redemption charge                        N/A                 4.85%/(c)/
-----------------------------------------------------------------------------
Class B, including
  redemption charge                        N/A                (0.15%)/(c)/
-----------------------------------------------------------------------------

/a/ For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's commencement of operations.
/b/ Class A and Class B shares commenced operations February 10, 1993 and May 1,
    1996, respectively.
/c/ An aggregate total return (not annualized) is shown instead of an average annual total return since the B Class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Government Income Fund
October 31, 1996

--------------------------------------------------------------------------------
 Principal               Interest               Maturity
  Amount                   Rate                   Date                Value
================================================================================
Mortgage Backed Obligations--55.5%
Federal Home Loan Mortgage Corp.(FHLMC)--10.3%
$ 3,000,000                7.50%              TBA 30-Yr/(a)/       $ 3,010,290
--------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA)--16.5%
$   989,360                7.00               02/01/26             $   970,493
    831,317                8.50               07/01/26                 860,147
    168,683                8.50               09/01/26                 174,533
  1,000,000                7.00               TBA 30-Yr/(a)/         1,034,680
  2,000,000                8.00               TBA 30-Yr/(a)/         2,040,000
--------------------------------------------------------------------------------
                                                                   $ 5,079,853
--------------------------------------------------------------------------------
Government National Mortgage Association
  (GNMA)--14.1%
$   939,735                7.00%              08/15/23             $   927,115
    353,966                9.00               TBA 30-Yr/(a)/           377,748
  1,363,733                7.50               TBA 30-Yr/(a)/           995,228
  2,000,000                8.00               TBA 30-Yr/(a)/         2,045,000
--------------------------------------------------------------------------------
                                                                   $ 4,345,091
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations--26.4%
Interest Only--0.7%
FNMA Interest-Only Stripped Security, Series 151, Class 2
$   712,363/(b)/           9.50%              07/25/22             $   225,926
--------------------------------------------------------------------------------
Inverse Floater--1.3%
FNMA Remic Trust, Series 1992-62, Class S
    404,038               10.00%/(c)/         05/25/99                 413,699
--------------------------------------------------------------------------------
Planned Amortization Class (PAC)--5.4%
FNMA Remic Trust, Series 1993-160, Class PG
  1,000,000                6.30%              09/25/18                 987,500
GE Capital Mortgage Services, Inc. Series 1994-11, Class A1
    693,546                6.50               03/25/24                 694,191
--------------------------------------------------------------------------------
                                                                   $ 1,681,691
--------------------------------------------------------------------------------
Principal Only--1.4%
FNMA Remic Trust, Series G-35, Class N
    575,000/(e)/           5.28%              10/25/21                 415,369
--------------------------------------------------------------------------------
Sequential Fixed Rate CMOs--2.9%
Citicorp Mortgage Securities Series 1993-11, Class A6
    907,177                6.25%              09/25/08                 880,207
--------------------------------------------------------------------------------
Support--13.2%
Bear Stearns Mortgage Securities, Inc., Series 1996-7, Class AD
$   988,793                6.50%              11/27/23                 900,395
GE Capital Mortgage Services, Inc. Series 1994-10, Class A22
    996,703                6.50               03/25/24                 874,966
Housing Securities, Inc. Series 1994-1, Class A13
  1,455,585                6.50               03/25/09               1,370,928
Prudential Securities Series 1995-2, Class A
    916,596                5.76               11/15/15                 918,243
--------------------------------------------------------------------------------
                                                                   $ 4,064,532
--------------------------------------------------------------------------------
   Total Collateralized Mortgage Obligations                       $ 7,681,424
--------------------------------------------------------------------------------
Total Mortgage Backed Obligations
  (Cost $16,959,996)                                               $17,106,368
--------------------------------------------------------------------------------
Asset-Backed Securities--16.6%
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
$   720,000                6.23%              06/15/03             $   717,746
Fingerhut Master Trust, Series 1996-1, Class A
    590,000                6.45               02/20/02                 593,870
Ford Credit Auto Loan Master Trust, Series 1996-1, Class A
    650,000                5.50               02/15/03                 629,077
MBNA Master Credit Card Trust, Series 1991-1, Class A
    245,000                7.75               10/15/98                 245,688
Navistar Financial Corp. Owner Trust, Series 1995-A, Class A2
    304,971                6.55               11/20/01                 306,780
Olympic Automobile Receivables Trust, Series 1994-B, Class A2
    540,182                6.85               06/15/01                 544,666
Premier Auto Trust, Series 1993-6, Class A2
    403,341                4.65               11/02/99                 398,675
Premier Auto Trust, Series 1994-1, Class A3
    310,533                4.75               02/02/00                 308,592
Sears Credit Account Master Trust, Series 1995-2, Class A
    460,000                8.10               06/15/04                 483,000
Standard Credit Card Trust, Series 1990-3, Class A
    860,000                9.50               07/10/98                 875,583
--------------------------------------------------------------------------------
Total Asset-Backed Securities
  (Cost $5,174,476)                                                $ 5,103,677
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs Government Income Fund (continued)
October 31, 1996

-------------------------------------------------------------------------------
 Principal                 Interest             Maturity
  Amount                     Rate                 Date                  Value
===============================================================================
U.S. Government Agency Obligations--0.4%
Federal Home Loan Mortgage Corp. (FHLMC)
$  110,000                   8.20%              01/16/98            $   110,636
-------------------------------------------------------------------------------
Total Government Agency Obligations
  (Cost $113,163)                                                   $   110,636
-------------------------------------------------------------------------------
U.S. Treasury Obligations--15.9%
United States Treasury Bonds/(d)/
$  360,000                   8.75%              05/15/17            $   440,550
   280,000                   8.75               08/15/20                345,668
United States Treasury Notes/(d)/
 2,210,000                   7.38               11/15/97              2,249,360
   700,000                   5.88               04/30/98                702,184
   700,000                   6.88               08/31/99                717,500
United States Treasury Principal-Only Stripped Securities/(e)/
   230,000                   6.41               11/15/04                138,344
 1,550,000                   6.95               05/15/20                307,570
-------------------------------------------------------------------------------
Total U.S. Treasury Obligations
  (Cost $4,910,644)                                                 $ 4,901,176
-------------------------------------------------------------------------------
Repurchase Agreement--27.0%
Joint Repurchase Agreement Account/(d)/
$8,400,000                  5.58%              11/01/96            $ 8,400,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
  (Cost $8,400,000)                                                 $ 8,400,000
-------------------------------------------------------------------------------
Total Investments
  (Cost $38,555,545/(f)/)                                           $38,632,147
===============================================================================
Futures contracts open at October 31, 1996 are as follows:

                              Number of
                              Contracts         Settlement          Unrealized
          Type                Long(/g/)            Month               Gain
--------------------------  -------------    -----------------      -----------
Euro Dollars                      3            September 1997         $2,850
5 Year U.S. Treasury Notes        4            December 1996           3,000
10 Year U.S. Treasury Notes       2            December 1996           8,313
U.S. Long Term Bond              14            December 1996          60,437
                                                                   ------------
                                                                     $74,600
===============================================================================
Federal Income Tax Information:
Gross unrealized gain for investments in which
  value exceeds cost                                                 $  260,565
Gross unrealized loss for investments in which cost exceeds
  value                                                                (195,408)
-------------------------------------------------------------------------------
Net unrealized gain                                                  $   65,157
===============================================================================

/(a)/TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
/(b)/Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
/(c)/Variable rate security. Coupon rate disclosed is that which is in effect at
     October 31, 1996.
/(d)/Portions of these securities are being segregated for open TBA purchases, open futures contracts and futures margin requirements.
/(e)/The interest rate disclosed for these securities represents effective yields to maturity.
/(f)/The aggregate cost for federal income tax purposes is $38,566,990. /(g)/Each 10-Year U.S. Treasury Note, 5-Year Treasury Note and U.S. Treasury
     Bond contract represents $100,000 in notional par value. Each Euro Dollar contract represents $1,000,000 in notional par value. The total notional amount and market value are $5,000,000 and $2,936,825, respectively. The determination of notional amounts and market value as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Global Income Fund


--------------------------------------------------------------------------------
Investment Objective

     The Goldman Sachs Global Income Fund seeks high total return, composed of both current income and capital appreciation. The fund is permitted to invest in government and other high-quality (double-A or better) fixed income securities issued in the United States and in foreign markets. The fund has the additional flexibility to invest in sovereign (government) debt rated single-A (or better) or deemed to be of comparable quality. The maximum duration of the fund is 7.5 years and its approximate interest rate sensitivity is comparable to that of a six-year bond. Under normal market conditions, the fund's neutral position is to be fully hedged into U.S. dollars to best serve the needs of U.S. shareholders. However, the fund may engage in currency transactions, both to hedge exchange rate risk and to seek to enhance returns.

European Bond Markets Achieved the Strongest Performance While Treasuries Lagged

     During the 12 months ended October 31, 1996, global bonds generally performed well, particularly during the second half of the period, with a number of markets achieving extremely strong returns. Most international bond markets have outperformed the United States, thus illustrating the benefits of diversification.

     The European higher yielding bonds (Italy, Spain and Sweden) were the best performers of all the major bond markets during the period, while most of the other European bond markets achieved good, albeit more modest, returns (hedged into U.S. dollars). In general, European bond markets benefited from an accommodative environment of sluggish economic growth and low inflation. European bonds were also buoyed by tighter fiscal policies, as several European countries attempted to reduce their deficits enough to qualify for European monetary union. To counter less government spending, several countries (notably Germany) attempted to stimulate economic growth by lowering their interest rates.

     The total return of Japanese Government Bonds (JGBs) during the period under review was lower than those of most European bond markets but still favorable (hedged into U.S. dollars). After lackluster performance during the first half of the period amid fears of accelerating growth, JGBs experienced a volatile, halting recovery when Japan's economy showed signs of weakening during the summer and fall of 1996.

     U.S. Treasuries underperformed all of the major bond markets. Though Treasuries performed well in November and December 1995, accelerating economic growth triggered a sharp correction from January through May 1996. The U.S. bond market partially recovered when it rallied during September and October, but it continued to lag. Within the dollar bloc, Canadian bonds did particularly well during the period, reflecting a continuing easing of monetary policy by the Bank of Canada, a strong currency and a relatively weak economy.

Performance Review: Favorable Country Allocations Benefited Fund Performance

     During the period under review, the Goldman Sachs Global Income Fund's Class A and Institutional shares outperformed the fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged into U.S. dollars) (the "Index"). The Index covers 14 major bond markets and reflects their currency exposures. That favorable performance relative to the benchmark was primarily due to the fact that during most of the period the fund was overweighted in European bonds and moderately underweighted in U.S. Treasuries.

     The fund's Class B shares, which began operations on May 1, 1996 while U.S. interest rates were still rising, underperformed the benchmark.


--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Global Income Fund (continued)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance Summary
--------------------------------------------------------------------------------

                                       Class A      Class B*      Institutional
                                      (10/31/95-    (5/1/96-       (10/31/95-
                                       10/31/96)    10/31/96)       10/31/96)
                                       --------     --------        --------
Total Return (based on net asset         11.05%        6.24%          11.55%
  value)
--------------------------------------------------------------------------------
  Return From Monthly                    10.50%        2.68%          11.07%
   Distributions
--------------------------------------------------------------------------------
  Return From Price Appreciation          0.55%        3.56%           0.48%
--------------------------------------------------------------------------------
Total Return of J.P. Morgan              10.06%        6.53%          10.06%
  Global Government Bond Index
--------------------------------------------------------------------------------
NAV (as of 10/31/96)                     $14.53       $14.53          $14.52
--------------------------------------------------------------------------------
NAV Change                               +$0.08       +$0.50          +$0.07
--------------------------------------------------------------------------------

* New share class opened during the period.

     Though the portfolio is typically fully hedged into U.S. dollars, we occasionally employed currency strategies during the period. These included the initiation of a long position in the U.S. dollar against the yen and European currencies, which helped the fund's performance when the dollar strengthened during the period.

Portfolio Composition and Investment Strategies

              Portfolio Composition as of October 31, 1996*

                           [PIE CHART APPEARS HERE]
                  Sweden                           1.9%
                  Denmark                          2.5%
                  Spain                            2.6%
                  Netherlands                      2.6%
                  Ireland                          2.7%
                  Italy                            5.7%
                  U.K.                             6.3%
                  Japan                            9.0%
                  Germany                         15.0%
                  Cash                            15.4%
                  U.S.                            36.3%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

 .    Dollar Bloc. As of October 31, 1996, U.S. Treasuries were the fund's sole allocation in the dollar bloc countries. However, during the period, we intermittently held positions in Canadian and Australian bonds.

     U.S. During most of the period, the portfolio was underweighted in U.S. Treasuries relative to the benchmark, which worked to its advantage when the U.S. market was impacted by rising interest rates. In September and October, we raised the fund's Treasury allocation, and the shift helped performance when the Treasury market rallied during those months. As of October 31, the portfolio held a 36.3% Treasury allocation, in line with the benchmark.

     Other Dollar Bloc. The fund began the period overweighted in Canada (7.7% as of October 31, 1995). However, we reduced the position in January and liquidated the remainder in May on the expectation that Canada's current round of interest rate easing had run its course, which proved not to be the case. In July, we reestablished an overweighting in Canada, then sold the position the following month after the market rallied. During September and October, the Canadian bond market rose again on weaker economic news, but the fund did not participate. Though the fund was not invested in Australia as of October 31, it held an overweighted position at times during the period, which contributed to performance when the market strengthened in anticipation of easing monetary policy.

 .    Europe. The fund benefited from being overweighted in Europe during much of the period. After we sold part of the allocation in the region at a profit, the fund was slightly underweighted in European bonds relative to the Index, 39.3% versus 43.9%, as of October 31.

     Germany. Germany's economic growth was anemic during the first half of the period, with real GDP declining during the fourth quarter of 1995 and the first quarter of 1996. To help stimulate growth amid a tight fiscal policy, the Bundesbank aggressively cut interest rates, which proved only modestly successful as high unemployment and weak manufacturing activity continued to persist. To

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Global Income Fund (continued)


--------------------------------------------------------------------------------
participate in Germany's favorable bond market environment, we significantly overweighted our holdings at 15.0% (versus 9.6% for the Index), preferring Germany over France in the core European markets.

     Italy, Spain and Sweden. During the period, we increased the fund's allocation in the higher yielding European markets, then trimmed its exposure after these markets became less favorably valued. In January, we initiated a position in Italy, which was attractive due to its tight fiscal policy, expected interest rate cuts and better than anticipated inflation data. As of October 31, Italy was overweighted relative to the benchmark, 5.7% versus 5.2%, and it significantly benefited the fund as it proved to be the best performing bond market during the period. Spain, another top-performing bond market, was cut to a 2.6% position as of October 31 after we determined the market fully reflected expectations that Spain would meet the criteria for European monetary union. We also benefited by establishing and maintaining an overweighted position in Sweden during most of the period, then subsequently reduced the position to 1.9%, nearly in line with the benchmark.

     U.K. The U.K.'s economy was sluggish during much of the period, but by September economic activity began to rebound, particularly in the consumer sector. In anticipation of renewed inflationary pressures, as well as political uncertainty related to the forthcoming general election, we sold approximately half of the portfolio's U.K. position during the period. As of October 31, the portfolio's 6.3% U.K. weighting was in line with the benchmark.

     Ireland, the Netherlands and Denmark. Small, new positions added during the period included Ireland (2.7%), the Netherlands (2.6%) and Denmark (2.5%). Like the rest of Europe, these countries had attractive bond market environments, and they contributed to the fund's performance. We believe Ireland is particularly attractive as it has an exemption on its debt level, enabling it to join European monetary union (EMU) on the first round.

     France. Over the course of the year we reduced the fund's position in France, finally liquidating our remaining holdings in July, in favor of German bonds that we believed were more attractively valued. Unfortunately, this strategy was not successful when France subsequently outperformed Germany.

     Belgium. Belgium, a 3.5% allocation last year, performed well and we trimmed the position over the course of the year. In October, we sold the fund's remaining holdings in Belgium in favor of the Netherlands, which our analysis determined offered greater total return potential.

 .    Japan. JGBs accounted for 9.0% of the portfolio, significantly underweighted compared with the benchmark (15.1%), which benefited the fund when JGBs were weak during the first half of the period, but did not work in its favor when JGBs rebounded in the second half of the year. However, the fund partially participated in the Japanese bond rally through a call option on JGBs, as well as its direct investments.

 .    Cash Equivalents. The fund's allocation in cash equivalents was 15.4%, approximately the same as a year ago (16.4%). We anticipate reducing the position as we identify attractive investment opportunities.

 .    Credit Quality. The portfolio was 100% invested in triple-A-rated securities as of the end of the period.

 .    Duration. As of October 31, the fund's duration of 4.4 years was approximately a half year lower than that of the benchmark. (Duration is a measurement of the fund's sensitivity to interest rate movements; the shorter the duration, the less the fund's net asset value [NAV] should move in relation to interest rate fluctuations.) The duration difference was primarily due to the portfolio's cash equivalent position and its underweighting in Japan.


--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Global Income Fund (continued)


--------------------------------------------------------------------------------
Fund Outlook

    Going forward, we expect European bonds to continue to outperform U.S. Treasuries, in terms of both capital gains and yields. In general, European economies are weaker than that of the United States, with slow growth, high unemployment and tight fiscal policies. Germany's economic recovery appears intact, which makes us somewhat more cautious on German bonds at current low yield levels. Nevertheless, German bonds still offer excess returns over cash, provided German monetary policy remains on hold. Longer term, we favor the U.K. gilt, as we believe the market has overreacted to the U.K.'s lack of participation in European monetary union and its recent political uncertainty. We also have a positive longer term view of the higher yielding markets of Italy and Spain, though they have not offered investors a sufficient risk premium in recent months. As of this writing, we are neutral on U.S. Treasuries, but we will be watching for signs that the U.S. Federal Reserve expects to preempt any potential inflationary pressure with tighter monetary policy in the near future. Our analysis indicates that after their spectacular run, Canadian bonds do not offer attractive relative value, but we are considering reestablishing a position in Australia, which is experiencing slowing growth and waning inflationary pressures. We expect to remain underweighted in Japan because we anticipate that its economic recovery will resume despite recent weakness, opening the possibility for monetary tightening. With JGBs currently yielding just under 3%, our analysis indicates that we would not be adequately compensated for their level of risk.

Distribution Policy

     During the 12-month period under review, the fund's Class A and Institutional shares paid out distributions of $1.43 and $1.50 per share, respectively. From their inception on May 1, 1996 through October 31, 1996, the fund's Class B shares paid out $0.36 per share. The fund declares and pays dividends on a monthly basis. The fund distributes substantially all of its taxable income, as is required for all investment companies.

     As always, we will utilize the resources of Goldman, Sachs & Co.'s London-based Economics Research Group for economic and market trend analysis as we continue to seek out attractive global bond investment opportunities. We appreciate your investment in the Goldman Sachs Global Income Fund and look forward to continuing to help you achieve your investment goals.

Sincerely,


/s/ Stephen C. Fitzgerald

Stephen C. Fitzgerald
Portfolio Manager, Fixed Income Investments


/s/ Andrew F. Wilson

Andrew F. Wilson
Portfolio Manager, Fixed Income Investments

/s/ Gareth I. Evans

Gareth I. Evans
Portfolio Manager, Currency

Goldman Sachs Global Income Fund
London, November 29, 1996


--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Goldman Sachs Global Income Fund
October 31, 1996

--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1996. The performance for the Goldman Sachs Global Income Fund (assuming both the maximum sales charge of 4.5% and no sales charge for the Class A shares, the first year maximum redemption fee of 5% and no redemption fee for the Class B shares and net asset value for the Institutional shares) is compared with its benchmark-- the J.P. Morgan Global Government Bond Index hedged to U.S. Dollars ("J.P. Morgan GGB Index-$ Hedged"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                       HYPOTHETICAL $10,000 INVESTMENT

                             [CHART APPEARS HERE]

                              Class A Shares (a)

                   Class A Shares     Class A Shares   J.P. Morgan GGB Index-
                  (no sales charge)  (w/sales charge)        $ Hedged
  09/01/91            $10,000             $9,500              $10,000
  10/31/91            $10,145             $9,688              $10,263
  10/31/92            $11,034            $10,538              $11,156
  10/31/93            $12,220            $11,670              $12,509
  10/31/94            $11,672            $11,146              $12,051
  10/31/95            $13,432            $12,827              $13,903
  10/31/96            $14,921            $14,250              $15,306

                                Class B Shares

                             [CHART APPEARS HERE]

                 Class B Shares         Class B Shares      J.P. Morgan GGB
             (no redemption charge)  (w/redemption charge)  Index-$ Hedged
 05/01/96           $10,000                $10,000              $10,000
 10/31/96           $10,624                $10,124              $10,653


                             Institutional shares

                             [CHART APPEARS HERE]

                    Institutional       J.P. Morgan GGB
                       Shares           Index-$ Hedged
 08/01/95             $10,000               $10,000
 10/31/95             $10,442               $10,351
 10/31/96             $11,651               $11,395




                       ----------------------------------------------------
                                Average Annual Total Return
                       ----------------------------------------------------
                       One Year      Five Year      Since Inception(b)
---------------------------------------------------------------------------
Class A, excluding
  sales charge           11.05%          8.01%             8.02%
---------------------------------------------------------------------------
Class A, including
  sales charge            6.08%          7.02%             7.08%
---------------------------------------------------------------------------
Class B, excluding
  redemption charge         N/A            N/A             6.24%(c)
---------------------------------------------------------------------------
Class B, including
  redemption charge         N/A            N/A             1.24%(c)
---------------------------------------------------------------------------
Institutional Class      11.55%            N/A            12.95%
---------------------------------------------------------------------------

(a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's commencement of operations of the Class A shares.

(b) The Class A, Class B and Institutional shares commenced operations August 2, 1991, May 1, 1996 and August 1, 1995, respectively.

(c) An aggregate total return (not annualized) is shown instead of an average annual total return since the B Class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Global Income Fund

October 31, 1996

--------------------------------------------------------------------------------
Principal                       Interest           Maturity
Amount (a)                        Rate               Date                 Value
================================================================================
Debt Obligations--83.2%
British Pound Sterling--6.2%
United Kingdom Treasury
BPS       9,000,000                8.50%           12/07/05        $ 15,573,120
--------------------------------------------------------------------------------
Danish Krone--2.5%
Kingdom of Denmark
DKK      33,000,000                9.00%           11/15/00        $  6,415,484
--------------------------------------------------------------------------------
Deutschemark--14.8%
Federal Republic of Germany
DEM       8,000,000                7.12%           12/20/02        $  5,742,980
          7,500,000                6.75            07/15/04           5,245,292
         33,000,000                6.50            10/14/05          22,549,455
          3,500,000                7.38            01/03/05           2,528,510
Treuhandanstalt
          2,000,000                6.50            04/23/03           1,388,437
--------------------------------------------------------------------------------
                                                                   $ 37,454,674
--------------------------------------------------------------------------------
Irish Pound--2.7%
Republic of Ireland
IEP       4,000,000                8.00%           10/18/00        $  6,905,421
--------------------------------------------------------------------------------
Italian Lira--5.4%
Republic of Italy
ITL  19,000,000,000               10.50%           11/01/00        $ 13,851,419
--------------------------------------------------------------------------------
Japanese Yen--8.9%
International Bank for Reconstruction &
   Development
JPY     700,000,000                6.75%           06/18/01        $  7,536,474
Japanese Developmental Bank
      1,400,000,000                6.50            09/20/01          15,019,116
--------------------------------------------------------------------------------
                                                                   $ 22,555,590
--------------------------------------------------------------------------------
Netherlands Guilder--2.5%
Dutch Government Bond
NLG      10,000,000                7.00%           06/15/05        $  6,350,937
--------------------------------------------------------------------------------
Spanish Peseta--2.5%
Government of Spain
ESP     500,000,000               10.30%           06/15/02        $  4,448,842
Kingdom of Spain
        200,000,000               10.15            01/31/06           1,804,930
--------------------------------------------------------------------------------
                                                                   $  6,253,772
--------------------------------------------------------------------------------
Swedish Krona--1.8%
Kingdom of Sweden
SEK      32,000,000                6.00%           02/09/05        $  4,489,558
--------------------------------------------------------------------------------
United States Dollar--35.9%
United States Treasury Notes
USD      10,000,000                6.88%           07/31/99        $ 10,243,700

         18,000,000                5.25            01/31/01          17,507,880

         17,000,000                6.38            03/31/01          17,196,520

          8,200,000                6.25            02/15/03           8,229,438

         10,000,000                7.88            11/15/04          10,975,000

         12,000,000                6.50            08/15/05          12,125,640

         14,000,000                7.00            07/15/06          14,616,840
--------------------------------------------------------------------------------
                                                                   $ 90,895,018
--------------------------------------------------------------------------------
Total Debt Obligations
  (Cost $206,293,080)                                              $210,744,993
--------------------------------------------------------------------------------
Short-Term Obligations--15.4%
Euro-Time Deposit
USD      38,987,507                5.50%           11/01/96          38,987,507
--------------------------------------------------------------------------------
Total Short-Term Obligations
  (Cost $38,987,507)                                               $ 38,987,507
--------------------------------------------------------------------------------
Total Investments
  (Cost $245,280,587/(b)/ )                                        $249,732,500
================================================================================

================================================================================
Federal Income Tax Information:
Gross unrealized gain for investments in which
  value exceeds cost                                                 $6,414,087
Gross unrealized loss for investments in which cost
  exceeds value                                                      (2,188,683)
--------------------------------------------------------------------------------
Net unrealized gain                                                  $4,225,404
================================================================================

/(a)/ The principal amount of each security is stated in the currency in which the bond is denominated. See below.

BPS = British Pound Sterling                   ITL = Italian Lira
NLG = Netherlands Guilder                      JPY = Japanese Yen
DKK = Danish Krone                             ESP = Spanish Peseta
DEM = Deutschemark                             SEK = Swedish Krona
IEP = Irish Pound                              USD = United States Dollar

/(b)/ The aggregate cost for federal income tax purposes is $245,507,096. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Municipal Income Fund



--------------------------------------------------------------------------------
Investment Objective

     The Goldman Sachs Municipal Income Fund seeks to provide a high level of current income that is exempt from regular federal income tax, consistent with the preservation of capital. In pursuit of its objective, the fund invests in a diversified portfolio of municipal securities with a weighted average credit quality of double-A or better. The fund buys only investment-grade securities or, if unrated, deemed to be of comparable quality. Under normal interest rate conditions, the fund's duration is expected to be within one year of its benchmark, the Lehman Brothers 15-Year Municipal Bond Index. The fund's approximate interest rate sensitivity is comparable to that of a 15-year bond.

After a Weak Start, the Municipal Bond Market Strengthened

     The municipal bond market outperformed Treasuries during the 12-month period under review, though both markets came under pressure when rates rose during the first half of 1996. The average price of a 15-year municipal bond (as calculated from data provided by Municipal Market Data, an independent municipal market information provider) rose approximately 0.50%, while yields declined from 5.35% on October 31, 1995 to 5.30% on October 31, 1996.

     The municipal bond market began the period under review on a weak note. Tax reform uncertainty impacted investor demand during November and December 1995, while municipal bond supply was high due to seasonably heavy year-end issuance and relatively low interest rates. The market environment improved during January and February 1996, when fading tax reform concerns helped to revive investor interest in the sector and issuance declined. From March through the end of the period, the market's technical balance was generally healthy, though occasional spikes in supply periodically overwhelmed demand and briefly impacted performance. The largest of these surges occurred in June when supply rose to its highest level since late 1995, but subsequently both new issuance and secondary supply fell dramatically from July through September.

     On the demand side, interest in municipal bonds was generally stable until late summer and early fall. Demand from individual investors (who control approximately 65% of municipal bond ownership either through mutual funds or direct investment) began to decline when interest rates declined and municipal yields fell below the psychologically significant 6% level. In addition, property/casualty companies (who control approximately 10% of municipal bond ownership) also dropped out of the market because the sector had become somewhat unattractive relative to Treasuries. The supply drought finally abated in October when many issuers sought to take advantage of lower interest rates, and a continued weakness in demand caused municipals to underperform taxable bonds for the month.

Municipal Bond Yield Curve

                     [YIELD CURVE LINE GRAPH APPEARS HERE]

                 Year of Maturity      10/31/96      10/31/95
                 ----------------      --------      --------
                       1997                 3.6           3.9
                       1998                 3.9           4.1
                       1999                4.15           4.2
                       2000                 4.3           4.3
                       2001                 4.4           4.4
                       2002                 4.5           4.5
                       2003                 4.6           4.6
                       2004                 4.7           4.7
                       2005                 4.8           4.8
                       2006                 4.9          4.95
                       2007                   5          5.05
                       2008                 5.1          5.15
                       2009                 5.2          5.25
                       2010                5.25          5.35
                       2011                 5.3           5.4
                       2012                5.35          5.45
                       2013                 5.4           5.5
                       2014                 5.4          5.55
                       2015                5.45          5.55
                       2016                5.45          5.55
                       2017                5.45          5.55
                       2018                 5.5          5.55
                       2019                 5.5           5.6
                       2020                 5.5           5.6
                       2021                 5.5           5.6
                       2022                 5.5           5.6
                       2023                 5.5           5.6
                       2024                 5.5           5.6
                       2025                 5.5           5.6

The yield curve steepened at the short end and shifted downward at the longer end.

Performance Review: Term Structure, Sector Weightings and Security Selection Contributed to the Fund's Favorable Performance

     During the period under review, the fund's Class A shares outperformed their benchmark, the Lehman Brothers 15-Year Municipal Bond Index (the "Index"). The fund's Class B shares, which opened on May 1, 1996 while interest rates were still rising, also performed well but slightly lagged the benchmark.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Municipal Income Fund (continued)


--------------------------------------------------------------------------------
    We are pleased to report that the fund's Class A shares outperformed most of their peers. For the 12 months ended October 31, 1996, Class A shares ranked in the top 20% of general municipal debt funds (36 out of 228) based on total return, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not included because they were not in existence during the entire 12-month period.)

--------------------------------------------------------------------------------
Performance Summary
--------------------------------------------------------------------------------

                                                       Class A         Class B*
                                                      (10/31/95-      (5/1/96-
                                                      10/31/96)       10/31/96)
                                                      --------        --------
Total Return (based on net asset value)                 6.13%           4.40%
--------------------------------------------------------------------------------
 Return From Monthly Distributions                      4.72%           1.98%
--------------------------------------------------------------------------------
 Return From Price Appreciation                         1.41%           2.42%
--------------------------------------------------------------------------------
Lehman Brothers 15-Year Municipal
 Bond Index                                             5.99%           4.80%
--------------------------------------------------------------------------------
NAV (as of 10/31/96)                                   $14.37          $14.37
--------------------------------------------------------------------------------
NAV Change                                             +$0.20          +$0.34
--------------------------------------------------------------------------------

* New share class opened during the period.

     The fund's positive performance during the period can be attributed to our term structure management, sector weightings and specific security selections.

 .    The portfolio's neutral term structure is "credit-barbelled," emphasizing high-quality bonds with maturities of 20 to 30 years on the long end of the yield curve and lower quality bonds with four to ten year maturities on the short end of the curve. However, during the period, we regularly adjusted the term structure to take advantage of changing market conditions. For example, when the municipal bond yield curve flattened during September and the beginning of October, we sold securities in the 20- to 30-year range in favor of 15- to 20-year bonds. In mid-October, the yield curve steepened as we anticipated, and the fund's 15- to 20-year bonds outperformed 20- to 30-year bonds. By the end of the month, when longer maturity bonds had become more attractively valued, we reestablished a more evenly distributed maturity structure.

 .    In September, we underweighted the fund's municipal bond position relative to the Index when our analysis indicated that municipal bonds had become expensive compared with Treasuries. We replaced a small percentage of the fund's duration with U.S. Treasury bond futures contracts, which we preferred over buying Treasuries directly because they allowed us to participate in a Treasury rally without incurring taxable net investment income. This strategy proved successful when municipal bonds underperformed Treasuries in October, and we returned the fund to its 100% municipal bond weighting after municipals had cheapened to an attractive level at the end of the month.

 .    The fund's performance also benefited from our extensive credit analysis.
Our research helped us identify specific investment opportunities, such as "story" bonds. These securities are often misunderstood or incorrectly valued, but can have unique security structures and attractive yield potential.

Portfolio Composition and Investment Strategies:
Revenue Bonds Were Stressed Over GOs

                 Portfolio Composition as of October 31, 1996*

                           [PIE CHART APPEARS HERE]

                 Variable Rate Demand Notes             7.6%
                 General Obligations                    5.5%
                 Insured Revenue Bonds                 34.7%
                 Revenue Bonds                         27.9%
                 Insured General Obligations           24.3%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Municipal Income Fund (continued)



--------------------------------------------------------------------------------
 .    Revenue Bonds. We emphasized revenue bonds over general obligation bonds because the sector offers higher yields and better price appreciation potential. As of October 31, the fund held a 62.6% position in a combination of insured and uninsured revenue bonds, overweighted compared with the Index (53.9%). (Revenue bonds pay interest and principal out of a specific revenue stream, such as sales taxes, hospital charges, tolls, electric rates and airport fees.)

 .    General Obligation (GO) Bonds. As of October 31, the fund's GO holdings, which are backed by the general taxing power of a municipality, were underweighted relative to the Index, 29.8% versus 45.6%. Though the fund's total GO allocation was little changed from a year ago, we did increase its weighting in insured GOs (to 24.3% versus 12.6% last year) and reduced uninsured GOs (to 5.5% versus 16.6% last year) due to security-specific investment opportunities.

 .    Variable Rate Demand Notes (VRDNs). VRDNs, which are high-quality cash equivalents, were used to manage the portfolio's excess liquidity. The position accounted for 7.6% of the portfolio, nearly unchanged from last year.

 .    Credit Quality. During the period, the fund's average credit quality has remained double-A. However, in contrast to last year's emphasis on triple-A-rated bonds, this year the fund's credit quality was structured like a "barbell," with higher quality securities at the long end of the yield curve and lower quality securities (but still investment grade) at the short end. As of October 31, 70.5% of the fund was invested in triple-A-rated securities, nearly the same as a year ago, while double-A- and single-A-rated securities were reduced to 9.3% and 1.8%, respectively. In the late spring of 1996, we initiated a new position in triple-B-rated securities (the lowest credit category for investment-grade securities), which accounted for 18.4% of the portfolio by the end of the period. We used extensive credit research to identify specific securities that offered higher yields than average triple-B-rated securities, but still were of sound credit quality. The triple-B-rated position benefited the fund's performance during the period by enabling us to lock in above-market yields and providing greater price appreciation potential relative to the market. Each of these positions is monitored carefully, and we will remain vigilant for any changes in their credit quality.

Market Outlook

     We have a bullish long-term outlook for municipal bond supply, since new money issuance (bonds issued for purposes other than refunding older debt) tends to be stable and grows at the same rate as GDP. In addition, we do not anticipate a significant increase in refunding unless interest rates drop substantially. On the demand side, investor interest is likely to remain healthy, as we believe that two to four more years of divided government (a Democratic president and a Republican-controlled Congress) should avert any significant tax reform that would threaten municipal bonds' tax-exempt status.

Distribution Policy

     During the period under review, the fund's Class A shares paid out distributions of $0.65 per share. The fund's Class B shares, which opened on May 1, 1996, paid out $0.27 per share from their inception through October 31, 1996. Dividends are declared daily and paid on a monthly basis. The fund intends to distribute substantially all of its investment company tax-exempt and taxable income, as required by tax law.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Municipal Income Fund (continued)



--------------------------------------------------------------------------------
     We value your investment in the Goldman Sachs Municipal Income Fund and we look forward to reporting on the fund's progress in the coming year.



Sincerely,

/s/ Benjamin S. Thompson

Benjamin S. Thompson


/s/ Elisabeth Schupf Lonsdale

Elisabeth Schupf Lonsdale

Portfolio Managers
Goldman Sachs Municipal Income Fund
November 29, 1996




--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Goldman Sachs Municipal Income Fund
October 31, 1996


--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1996. The performance for the Goldman Sachs Municipal Income Fund (assuming both the maximum sales charge of 4.5% and no sales charge for Class A shares and the maximum redemption fee of 5% and no redemption fee for the Class B shares) is compared with its benchmark--the Lehman Brothers 15-Year Municipal Bond Index ("Lehman 15-Year Muni Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                       HYPOTHETICAL $10,000 INVESTMENT

                                Class A /(a)/

                           [LINE CHART APPEARS HERE]

                      Class A Shares       Class A Shares        Lehman 15-year
  Date               (no sales charge)    (w/sales charge)        Muni Index
--------------------------------------------------------------------------------
    8/1/93                $10,000              $9,550                $10,000
--------------------------------------------------------------------------------
  10/31/93                $10,455              $9,984                $10,385
--------------------------------------------------------------------------------
  10/31/94                 $9,878              $9,434                 $9,860
--------------------------------------------------------------------------------
  10/31/95                $11,241             $10,735                $11,414
--------------------------------------------------------------------------------
  10/31/96                $11,933             $11,395                $12,100
--------------------------------------------------------------------------------

                                    Class B

                           [LINE CHART APPEARS HERE]

                      Class A Shares       Class A Shares        Lehman
                      (no redemption       (w/redemption         15-year
  Date                   charge)              charge)          Muni Index
--------------------------------------------------------------------------------
    5/1/96               10,000                10,000             10,000
--------------------------------------------------------------------------------
Oct 31, 96               10,440                 9,940             10,480
--------------------------------------------------------------------------------

                                 -----------------------------------
                                     Average Annual Total Return
                                 -----------------------------------
                                   One Year     Since Inception/(b)/
            --------------------------------------------------------
             Class A, excluding
              sales charge           6.13%            5.27%
            --------------------------------------------------------
             Class A, including
              sales charge           1.35%            3.80%
            --------------------------------------------------------
             Class B, excluding
              redemption charge       N/A             4.40%/(c)/
            --------------------------------------------------------
             Class B, including
              redemption charge       N/A            (0.60%)/(c)/
            --------------------------------------------------------

/(a)/For comparative purposes, Class A initial investment is assumed to be made on the first day of the month following the Fund's commencement of operations.

/(b)/Class A and Class B commenced operations July 20, 1993 and May 1, 1996, respectively.

/(c)/An aggregate total return (not annualized) is shown instead of an average annual total return since the B Class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Municipal Income Fund
October 31, 1996


--------------------------------------------------------------------------------
Principal          Interest              Maturity
Amount               Rate                  Date               Value
================================================================================
Debt Obligations--102.2%
Arizona--5.1%
Maricopa County, AZ Unified School District No. 41 GO
     (FSA)(AAA/Aaa)
$2,500,000          6.25%               07/01/15           $ 2,653,300
--------------------------------------------------------------------------------
California--8.1%
Contra Costa, CA Water District Series G RB (MBIA)
     (AAA/Aaa)
$2,000,000          5.75%               10/01/14           $ 2,022,980
San Buenaventura, CA Sewer Revenue RB (FGIC)
     (AAA/Aaa)
2,255,000           5.50                03/01/15             2,231,435
--------------------------------------------------------------------------------
                                                           $ 4,254,415
--------------------------------------------------------------------------------
Colorado--4.8%
Englewood MFH RB (BBB)
$2,500,000          6.65%               12/01/26           $ 2,499,750
--------------------------------------------------------------------------------
Connecticut--3.9%
Mashantucket Western Pequot Tribe RB (BBB/Baa)
$2,000,000          6.50%               09/01/05           $ 2,072,220
--------------------------------------------------------------------------------
Florida--2.8%
Escambia County, FL Housing Authority, Single Family
     (GNMA/FNMA)(Aaa)
$1,390,000          6.80%               10/01/15           $ 1,464,949
--------------------------------------------------------------------------------
Illinois--19.1%
Chicago, IL GO Series A-2 (AMBAC) (AAA/Aaa) (e)
$1,750,000          6.25%               01/01/14           $ 1,877,873
Cook County, IL GO(FGIC) (AAA/Aaa)
2,000,000           5.75                11/15/12             2,015,720
Lake County, IL Unified School District No. 116 GO (FSA) (AAA/Aaa)
2,000,000           7.60                02/01/14             2,428,340
1,525,000           6.10                02/01/16             1,588,089
O'Hare International Airport RB (MBIA)(AAA/Aaa)
2,000,000           6.38                01/01/15             2,109,780
--------------------------------------------------------------------------------
                                                           $10,019,802
--------------------------------------------------------------------------------
Indiana--9.5%
East Allen, IN Elementary School Building Corp. RB (FSA)
     (AAA/Aaa)
$3,115,000          5.88%               07/01/12           $ 3,178,079
Indiana Transportation Finance Authority RB Series A
     (MBIA) (AAA/Aaa)
1,500,000           7.25                06/01/15             1,789,305
--------------------------------------------------------------------------------
                                                           $ 4,967,384
================================================================================

--------------------------------------------------------------------------------
Principal          Interest              Maturity
Amount               Rate                  Date               Value
================================================================================
Kentucky--2.0%
Nelson County, KY Industrial Building RB for Mabex
Universal Corp. Project AMT (A3)
$1,000,000          6.50%               04/01/05           $ 1,066,790
--------------------------------------------------------------------------------
Maine--1.5%
Maine Educational Loan Authority RB Series A-1 (Aaa)
$ 725,000           6.80%               12/01/07             $ 765,462
--------------------------------------------------------------------------------
Michigan--3.6%
Detroit, MI GO (BBB-)
$1,885,000          5.70%               05/01/02           $ 1,907,714
--------------------------------------------------------------------------------
New York--9.0%
New York State Municipal Bond Agency RB, Series A (BBB+)
$1,610,000          6.60%               03/15/01           $ 1,699,854
New York State Thruway Authority Highway & Bridges RB
     (BBB/Baa1)
1,000,000           5.25                04/01/03             1,004,630
Syracuse, NY IDA RB (AA)
2,000,000           5.13                10/15/02             2,005,600
--------------------------------------------------------------------------------
                                                           $ 4,710,084
--------------------------------------------------------------------------------
North Dakota--3.8%
Mercer County, ND PCRB for Basin Electric Power 2nd
     Series (AMBAC) (AAA/Aaa) (e)
$2,000,000          6.05%               01/01/19           $ 2,055,380
--------------------------------------------------------------------------------
Ohio--8.9% Akron, OH COPs (a) (BBB) (c)
$2,000,000          6.90%               12/01/16           $ 1,438,500
Kent State University RB (MBIA) (AAA/Aaa)
2,280,000           5.50                05/01/28             2,181,504
Trumbull County, OH GO (AMBAC) (AAA/Aaa)
1,000,000           5.75                12/01/03             1,061,870
--------------------------------------------------------------------------------
                                                           $ 4,681,874
--------------------------------------------------------------------------------
Texas--8.8%
Denison, TX Waterworks & Sewer RB (AAA/Aaa)
$1,250,000          5.50%               09/01/08           $ 1,258,525
1,250,000           5.40                09/01/09           $ 1,258,475
East Texas Criminal Justice Facilities Financing Corp. RB
     (AMBAC) (AAA/Aaa)
$2,000,000          5.75                11/01/09           $ 2,032,560
Fort Bend, TX Independent School District RB (AAA/Aaa)
50,000              5.00                02/15/18                46,226
--------------------------------------------------------------------------------
                                                           $ 4,595,786
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Municipal Income Fund (continued)
October 31, 1996


--------------------------------------------------------------------------------
Principal          Interest              Maturity
Amount               Rate                  Date               Value
================================================================================

Debt Obligations(continued)
Washington--7.1%
Chelan County, WA Public Utility RB (AAA/Aaa)/c/
$2,500,000          6.35%               07/01/28           $ 2,540,125
Washington State Series C GO (AA/Aa)
 1,155,000          6.50                07/01/00             1,232,373
--------------------------------------------------------------------------------
                                                           $ 3,772,498
--------------------------------------------------------------------------------
Wisconsin--4.2%
Wisconsin Housing & Economic Development Authority RB,
Series B (AA/Aa)/e/
$2,060,000          7.10%               09/01/15           $ 2,181,623
--------------------------------------------------------------------------------
Total Debt Obligations
  (Cost $52,677,902)                                       $53,669,031
--------------------------------------------------------------------------------
Short-Term Obligations--8.4%
Alabama--6.5%
Columbia County, AL IDB/b/ (A/A2)
$1,200,000          3.65%               11/01/96           $ 1,200,000
Parrish, AL IDB/b/ (A/A1)
2,200,000           3.65                11/01/96             2,200,000
--------------------------------------------------------------------------------
                                                           $ 3,400,000
--------------------------------------------------------------------------------
Wyoming--1.9%
Converse, WY PCRB/b/ (AAA)
$1,000,000          3.65%               11/01/96           $ 1,000,000
--------------------------------------------------------------------------------
Total Short-Term Obligations
  (Cost $4,400,000)                                        $ 4,400,000
--------------------------------------------------------------------------------
Total Investments
  (Cost $57,077,902/d/)                                    $58,069,031
================================================================================

--------------------------------------------------------------------------------

================================================================================
Federal Income Tax Information:
Gross unrealized gain for investments in which value
  exceeds cost                                             $ 1,018,643
Gross unrealized loss for investments in which cost
  exceeds value                                                (27,514)
--------------------------------------------------------------------------------
Net unrealized gain                                        $   991,129
================================================================================
/a/The interest rate disclosed for these securities represents effective yields to maturity.
/b/Securities with "Put" features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
/c/When-issued security.
/d/The amount stated also represents aggregate cost for federal income tax purposes.
/e/Portions of these securities are being segregated for when-issued securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

================================================================================
Investment Abbreviations:
AMBAC   --Insured by American Municipal
          Bond Assurance Corp.
COPS    --Certificates of Participation
FGIC    --Insured by Financial Guaranty
          Insurance Co.
FSA     --Financial Security Assurance Co.
GO      --General Obligation
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
MBIA    --Insured by Municipal Bond Investors
          Assurance
MFH     --Multi-Family Housing
PCRB    --Pollution Control Revenue Bond
RB      --Revenue Bond
================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
October 31, 1996


--------------------------------------------------------------------------------

                                                                                          Government       Global        Municipal
                                                                                            Income         Income         Income
                                                                                             Fund           Fund           Fund
                                                                                          ========================================
Assets:
Investments in securities, at value (cost $38,555,545, $245,280,587
  and $57,077,902)                                                                        $38,632,147   $249,732,500   $58,069,031
Receivables:
  Investment securities sold                                                                3,011,458             --            --
  Interest                                                                                    255,950      4,572,733       688,717
  Forward foreign currency exchange contracts                                                      --      1,073,237            --
  Fund shares sold                                                                             38,729         23,757        12,145
  Foreign tax withheld                                                                             --        100,251            --
Cash                                                                                           17,149            248        48,127
Variation margin                                                                                6,788             --            --
Deferred organization expenses, net                                                            23,998             --        30,090
Other assets                                                                                   65,284         31,883        29,773
----------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                            42,051,503    255,534,609    58,877,883
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Investment securities purchased                                                          11,129,422             --     6,076,685
  Forward foreign currency exchange contracts                                                      --      1,816,332            --
  Fund shares repurchased                                                                      14,381        124,500       128,184
  Investment adviser fees                                                                       6,423         94,713        18,124
  Administration fees                                                                              --         32,334         6,857
  Authorized dealer service fees                                                                6,166         44,409         9,224
  Distribution fees                                                                               151         35,488           154
Accrued expenses and other liabilities                                                         57,538        211,388       116,255
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                       11,214,081      2,359,164     6,355,483
----------------------------------------------------------------------------------------------------------------------------------
Net assets:
Paid in capital                                                                            30,678,648    247,410,169    52,495,830
Accumulated undistributed net investment income                                                53,331      6,704,225        60,331
Accumulated net realized loss on investment transactions                                      (45,759)    (4,636,687)   (1,024,890)
Accumulated net realized foreign currency gain                                                     --         43,634            --
Net unrealized gain on investments and futures                                                151,202      4,864,862       991,129
Net unrealized loss on translation of assets and liabilities denominated in foreign
  currencies                                                                                       --     (1,210,758)           --
----------------------------------------------------------------------------------------------------------------------------------
   Net assets                                                                             $30,837,422   $253,175,445   $52,522,400
==================================================================================================================================
Net asset value, offering /(a)/ and redemption price per share
Class A                                                                                        $14.36         $14.53        $14.37
Class B                                                                                        $14.37         $14.53        $14.37
Institutional                                                                                      --         $14.52            --
==================================================================================================================================
Shares Outstanding
Class A                                                                                     2,131,467     13,670,270     3,637,437
Class B                                                                                        16,317         17,603        17,778
Institutional                                                                                      --      3,735,251            --
----------------------------------------------------------------------------------------------------------------------------------
Total shares outstanding, $.001 par value (unlimited number of shares authorized)           2,147,784     17,423,124     3,655,215
==================================================================================================================================

/(a)/Maximum public offering price per share (NAV per share x 1.0471) for Class
     A shares is $15.04, $15.21 and $15.05 for Government Income, Global Income and Municipal Income, respectively. At redemption, Class B shares are subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
------------------------------------------------------------------------------
Statements of Operations
For the Year Ended October 31, 1996

------------------------------------------------------------------------------

                                        Government       Global      Municipal
                                          Income         Income       Income
                                           Fund           Fund         Fund
                                        ======================================
Investment income:
Interest/(a)/                            $2,048,891   $18,287,214   $2,869,729
------------------------------------------------------------------------------
   Total income                           2,048,891    18,287,214    2,869,729
------------------------------------------------------------------------------
Expenses:
Investment adviser fees                     148,120     1,965,605      211,283
Administration fees                          44,433       393,263       79,231
Authorized dealer service fees               74,171       549,289      132,051
Distribution fees                            74,281       549,538      132,304
Custodian fees                               44,987       210,420       36,172
Transfer agent fees                          72,237       121,212       90,284
Professional fees                            58,897        92,538       60,094
Registration fees                            14,992        63,673       32,549
Amortization of deferred organization
 expenses                                    18,848        46,256       17,593
Trustee fees                                    478         3,073          707
Other                                         8,763        78,430       27,214
------------------------------------------------------------------------------
   Total expenses                           560,207     4,073,297      819,482
   Less--expenses reimbursable and fees
    waived by Goldman Sachs                (411,644)   (1,241,452)    (370,128)
------------------------------------------------------------------------------
   Net expenses                             148,563     2,831,845      449,354
------------------------------------------------------------------------------
   Net investment income                  1,900,328    15,455,369    2,420,375
------------------------------------------------------------------------------
Realized and unrealized gain (loss)
   on investment, options, futures and
   foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                  115,970     9,268,666    1,390,846
   Futures transactions                     (68,389)           --     (151,156)
   Foreign currency related transactions         --    (2,192,328)          --
Net change in unrealized gain (loss) on:
   Investments and options                 (332,205)       54,149     (513,085)
   Futures                                   74,600            --           --
   Translation of assets and liabilities
    denominated in foreign currencies            --     4,948,769           --
------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investment, options, futures and
     foreign currency transactions         (210,024)   12,079,256      726,605
------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                     $1,690,304   $27,534,625   $3,146,980
==============================================================================

/(a)/Net of $96,252 in foreign withholding tax for the Global Income
     Fund.



------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended October 31, 1996


--------------------------------------------------------------------------------

                                                                            Government         Global        Municipal
                                                                              Income           Income         Income
                                                                               Fund             Fund           Fund
                                                                           =============================================
From operations:
Net investment income                                                      $  1,900,328     $ 15,455,369    $  2,420,375
Net realized gain from investment transactions                                   47,581        9,268,666       1,239,690
Net realized loss from foreign currency related transactions                         --       (2,192,328)             --
Net change in unrealized gain (loss) on investments, futures and options       (257,605)          54,149        (513,085)
Net change in unrealized loss on translation of assets and liabilities
  denominated in foreign currencies                                                  --        4,948,769              --
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                      1,690,304        27,534,625      3,146,980
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
    Class A                                                                  (1,898,372)      (22,455,377)    (2,418,570)
    Class B                                                                      (3,324)           (3,052)        (1,805)
    Institutional Class                                                              --        (4,050,770)            --
------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                      (1,901,696)      (26,509,199)    (2,420,375)
------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                             8,922,548        39,747,372      6,389,765
Reinvestment of dividends and distributions                                   1,614,587        16,968,046      1,484,778
Cost of shares repurchased                                                   (8,990,920)      (82,019,748)    (9,875,982)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions   1,546,215       (25,304,330)    (2,001,439)
------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                                                 1,334,823       (24,278,904)    (1,274,834)

Net assets:

Beginning of year                                                            29,502,599       277,454,349     53,797,234
------------------------------------------------------------------------------------------------------------------------
End of year                                                                $ 30,837,422     $ 253,175,445   $ 52,522,400
========================================================================================================================
Accumulated undistributed net investment income                            $     53,331     $   6,704,225   $     60,331
========================================================================================================================
Summary of share transactions:
Shares sold                                                                     624,626         2,811,314        449,496
Reinvestment of dividends and distributions                                     112,977         1,198,568        104,201
Shares repurchased                                                             (628,175)       (5,784,097)      (694,794)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                                   109,428        (1,774,215)      (141,097)
========================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended October 31, 1995

--------------------------------------------------------------------------------

                                                                                        Government         Global         Municipal
                                                                                          Income           Income          Income
                                                                                           Fund             Fund            Fund
                                                                                       =============================================


From operations:
Net investment income                                                                  $ 1,357,262     $ 19,658,884     $ 2,466,930

Net realized gain from investment transactions                                             603,048        5,556,002         938,332

Net realized gain from foreign currency related transactions                                    --       18,804,029              --

Net change in unrealized gain on investments                                               902,391       14,759,004       3,055,111

Net change in unrealized loss on translation of assets and liabilities denominated in
  foreign currencies                                                                            --      (15,288,240)             --
------------------------------------------------------------------------------------------------------------------------------------

  Net increase in net assets resulting from operations                                   2,862,701       43,489,679       6,460,373
------------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from:
Net investment income                                                                   (1,361,620)     (20,883,123)(a)  (2,466,930)

------------------------------------------------------------------------------------------------------------------------------------

   Total distributions to shareholders                                                  (1,361,620)     (20,883,123)     (2,466,930)

------------------------------------------------------------------------------------------------------------------------------------

From share transactions:
Net proceeds from sales of shares                                                       15,973,014       53,349,100      11,879,853
Reinvestment of dividends and distributions                                              1,123,498       13,008,610       1,551,121
Cost of shares repurchased                                                              (3,546,816)    (208,094,050)    (11,000,210)

------------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets resulting from share transactions              13,549,696     (141,736,340)      2,430,764
------------------------------------------------------------------------------------------------------------------------------------

   Total increase (decrease)                                                            15,050,777     (119,129,784)      6,424,207
Net assets:
Beginning of year                                                                       14,451,822      396,584,133      47,373,027
------------------------------------------------------------------------------------------------------------------------------------

End of year                                                                            $29,502,599    $ 277,454,349    $ 53,797,234
====================================================================================================================================

Accumulated undistributed net investment income                                        $    36,251    $  16,641,827    $     42,738
====================================================================================================================================

Summary of share transactions:
Shares sold                                                                              1,139,008        3,822,903         876,447
Reinvestment of dividends and distributions                                                 80,152          935,191         113,767
Shares repurchased                                                                        (253,583)     (15,079,626)       (816,569)

------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in shares outstanding                                              965,577      (10,321,532)        173,645
====================================================================================================================================

(a) The Global Income Fund distributed $20,322,640 and $560,483 from net investment income for the Class A and Institutional class of shares, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 1996


--------------------------------------------------------------------------------
1.  Organization

Goldman Sachs Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. Included in this report are the financial statements for the Goldman Sachs Government Income Fund (Government Income), the Goldman Sachs Global Income Fund (Global Income) and the Goldman Sachs Municipal Income Fund (Municipal Income), collectively, "the Funds" or individually a "Fund." Government Income and Municipal Income are diversified portfolios whereas Global Income is a non-diversified portfolio. As of October 31, 1996, the Funds offer Class A and Class B shares. In addition, Global Income offers Institutional and Service shares. As of October 31, 1996, there outstanding no Service shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with those generally accepted in the investment company industry.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation
-----------------------

Investments in debt securities, other than money market instruments, held by the Funds are valued on the basis of dealer-supplied quotations or by a pricing service approved by the Board of Trustees if such prices are believed by the investment adviser to accurately represent market value. The prices derived by a pricing agent reflect broker/dealer-supplied valuations and electronic data processing techniques. If those prices are not deemed by the Fund's Investment Adviser to be representative of the market values at the time the net asset value is calculated, then such securities will be valued at fair value as described below. Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded. Forward foreign currency exchange contracts are valued at the mean between the last bid and asked quotations supplied by a dealer in such contracts. All other securities and other assets, including debt securities, for which prices are supplied by a pricing agent but are not deemed by the Fund's Investment Adviser to be representative of market values, restricted securities and securities for which no market quotation is available, but excluding money market instruments with a remaining maturity of sixty days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less will be valued by the amortized cost method, which approximates market value.

Investments in portfolio securities held by Government Income and Municipal Income for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities held by Government Income and Municipal Income, for which accurate market quotations are not readily available are valued at fair value using methods determined in good faith under procedures established by the Trust's Board of Trustees and may include yield equivalents or a pricing matrix. Exchange traded options and futures contracts will be valued by the investment adviser at the last sale price on the exchange where such contracts and options are principally traded. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B. Security Transactions and Investment Income
----------------------------------------------

Security transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the basis of interest accrued. Premiums on interest-only securities and on collateralized mortgage obligations with nominal

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities, taking into account principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. For Municipal Income, market premiums on other long-term debt securities are amortized to interest income while for Global Income, market discounts on other long-term debt securities are accreted to interest income.

C. Foreign Currency Translations
--------------------------------
Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

D. Forward Foreign Currency Exchange Contracts
----------------------------------------------
Global Income may enter into forward foreign exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

E. Mortgage Dollar Rolls
------------------------
Government Income and Global Income may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold but benefits to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account, until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 1996


--------------------------------------------------------------------------------
F. Option Accounting Principles
-------------------------------
When call or put options are written, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date, or a closing purchase transaction has been entered into, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

Upon the purchase of a call option or a protective put option, the premium paid is recorded as an investment, and subsequently marked-to-market to reflect the current market value of the option. If an option which has been purchased expires on the stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction has been entered into, a gain or loss is realized, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option.

G. Futures Contracts
--------------------
The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices, currency exchange rates in the case of Global Income or to seek to increase total return. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.

Payments for futures contracts ("variation margin") are made or received by the Funds each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes, as unrealized gains or losses. When entering into a closing transaction, the Funds will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods as approved by the Funds' Board of Trustees.

Certain risks may arise upon entering into futures contracts. The predominant risk is that changes in the value of the futures contract that may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds' hedging strategies and may also result in a loss to the Funds.

H. Federal Taxes
----------------
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
At October 31, 1996, the Funds had approximately the following amounts of capital loss carryforward for U.S. Federal tax purposes:

                                                                     Year of
Fund                                           Amount              Expiration
-----------------------------------         ------------        ----------------
Global Income                                 $4,471,734              2002
Municipal Income                              $1,534,884              2002

I. Deferred Organization Expenses
---------------------------------

Organization-related costs are being amortized on a straight-line basis over a period of five years.

J. Expenses
-----------
Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are allocated to the portfolios based on each portfolio's relative average net assets for the period.

Class A and Class B shareholders of the Funds bear all expenses and fees relating to their respective distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Transfer agent fees are subject to separate arrangements for each class.

3. Agreements
-------------

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as each Fund's investment adviser pursuant to Investment Advisory Agreements. Goldman Sachs Asset Management International ("GSAM International"), an affiliate of Goldman Sachs, acts as subadviser under a Subadvisory Agreement for Global Income. Under the Investment Advisory and Subadvisory Agreements, GSAM and GSAM International, subject to the general supervision of the Trust's Board of Trustees, manage the Funds' portfolios. As compensation for the services rendered pursuant to the Investment Advisory Agreements and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to
 .50%, .25% and .40% of average daily net assets of Government Income, Global Income and Municipal Income, respectively. As compensation for the services rendered pursuant to the Subadvisory Agreement, GSAM International is entitled to a subadvisory fee from Global Income of .50% of the average daily net assets.

GSAM serves as each Fund's administrator pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers the Funds' business affairs, including providing facilities. As compensation for the services rendered pursuant to the Administration Agreement, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to .15% of each Fund's average daily net assets.

GSAM has voluntarily agreed to limit certain of the Funds' expenses (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest, brokerage, litigation, indemnification and other extraordinary expenses and with respect to Global Income, transfer agent fees) to the extent such expenses exceed .00%, .06% and .05% per annum of Government Income, Global Income and Municipal Income, respectively.

Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement and as such may receive a portion of the sales load imposed on the sale of Fund shares. During the year ended October 31, 1996, Goldman Sachs retained approximately $17,300, $52,600 and $24,900 of sales loads related to Government Income, Global Income and Municipal Income, respectively.

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25% and .75% of each Fund's average daily net assets attributable to Class A and Class B shares, respectively.

--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 1996


--------------------------------------------------------------------------------
The Trust, on behalf of each Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, up to .25% of the average daily net assets attributable to the Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the Funds for a fee.

For the year ended October 31, 1996, the advisors, administrators and distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                              Waivers
             --------------------------------------
                                                                   Reimburse-
                              Admin-     Class A     Reimburse-       ment
   Fund         Advisor      istrator     12b-1         ment       Outstanding
--------------------------------------------------------------------------------
Government
  Income          74            44          74           220           27
Global
  Income         848            --          56           337            7
Municipal
  Income          --            --         132           238           30

The Investment Advisors and Administrator may discontinue or modify such waivers and limitations in the future at their discretion.

For the year ended October 31, 1996, Government Income and Municipal Income incurred commissions expense of approximately $1,200 and $2,750 respectively, in connection with futures contracts entered into with Goldman Sachs. At October 31, 1996, Goldman Sachs owes approximately $7,000 to Government Income related to variation margin on futures contracts.

4. Line of Credit Facility

The Funds participate in a $100,000,000 uncommitted, unsecured revolving line of credit facility. In addition, Global Income participates in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. For the year ended October 31, 1996, the Funds did not have any borrowings under these facilities.

5. Investment Transactions

Purchases and proceeds of sales or maturities of long-term securities for the year ended October 31, 1996, were as follows:

================================================================================
                           Government             Global            Municipal
Fund                         Income               Income             Income
--------------------------------------------------------------------------------
Purchases of U.S.
 Government and
 agency obligations       $133,097,699         $117,740,548        $     --
--------------------------------------------------------------------------------
Purchases (excluding
 U.S. Government and
 agency obligations)         9,741,716          410,144,747         184,788,273
--------------------------------------------------------------------------------
Sales or maturities of
 U.S. Government and
 agency obligations        136,922,990          102,151,633              --
--------------------------------------------------------------------------------
Sales or maturities
 (excluding U.S.
 Government and
 agency obligations)         3,909,735          446,269,068         189,391,870
================================================================================

For the year ended October 31, 1996, option transactions in Global Income were as follows:

                      Options Purchased                                 Cost
--------------------------------------------------------------------------------
Balance outstanding, beginning of period                             $   --
Options purchased                                                      202,160
Options expired                                                       (202,160)
--------------------------------------------------------------------------------
Balance outstanding, end of period                                   $   --
================================================================================

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
At October 31, 1996, Global Income had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

===============================================================================
                              Value on
    Foreign Currency         Settlement        Current         Unrealized
     Sale Contracts             Date            Value          Gain/(Loss)
-------------------------------------------------------------------------------
Danish Krone
  Expiring 1/22/97           $ 6,348,652     $ 6,443,676       $ (95,024)
Deutschemark
  Expiring 11/27/96           37,735,809      38,044,516        (308,707)
  Expiring 2/27/97            12,671,000      12,775,513        (104,513)
British Pound Sterling
  Expiring 11/14/96           15,423,575      16,184,359        (760,784)
Irish Pound
  Expiring 1/8/97              6,842,743       6,964,425        (121,682)
Italian Lira
  Expiring 1/29/97             1,326,853       1,335,737          (8,884)
Japanese Yen
  Expiring 1/24/97            23,059,781      22,755,697         304,084
Netherlands Guilder
  Expiring 1/9/97              6,442,727       6,510,658         (67,931)
Spanish Peseta
  Expiring 1/16/97             6,543,897       6,612,046         (68,149)
Swedish Krona
  Expiring 1/28/97             4,708,899       4,736,457         (27,558)
Swiss Franc
  Expiring 1/29/97            12,952,107      12,453,735         498,372
  Expiring 1/29/97            12,083,214      12,109,196         (25,982)
-------------------------------------------------------------------------------
  Total Foreign Currency
     Sale Contracts         $146,139,257    $146,926,015       $(786,758)
===============================================================================

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At October 31, 1996, Global Income had sufficient cash and/or securities to cover any commitments under these contracts.

Global Income has recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $1,073,237 and $1,816,332 respectively, in the accompanying Statement of Assets and Liabilities. Included in the "Receivable and Payable for forward foreign currency exchange contracts" are $270,781 and $227,118 respectively, related to forward contracts closed but not settled as of October 31, 1996.

6. Summary of Share Transactions

Share activity for the year ended October 31, 1996 is as follows:

Government Income Fund                                 Dollars          Shares
===============================================================================
Class A Shares:
  Shares sold                                        $8,675,868         607,156
  Reinvestment of dividends and
   distributions                                       1,611,387         112,752
  Shares repurchased                                 (8,971,389)       (626,797)
                                             ----------------------------------
                                                      1,315,866          93,111
                                             ----------------------------------

Class B Shares
  Shares sold                                           246,680          17,470
  Reinvestment of dividends
   and distributions                                      3,200             225
  Shares repurchased                                    (19,531)         (1,378)
                                             ----------------------------------
                                                        230,349          16,317
-------------------------------------------------------------------------------
                                                     $1,546,215         109,428
===============================================================================

Global Income Fund                                     Dollars          Shares
===============================================================================

Class A Shares:
  Shares sold                                      $ 15,545,777       1,089,521
  Reinvestment of dividends
   and distributions                                 13,419,614         947,846
  Shares repurchased                                (76,216,894)     (5,376,065)
                                             ----------------------------------
                                                    (47,251,503)     (3,338,698)
                                             ----------------------------------

Class B Shares
  Shares sold                                           265,053          18,628
  Reinvestment of dividends
   and distributions                                      1,708             119
  Shares repurchased                                    (16,373)         (1,144)
                                             ----------------------------------
                                                        250,388          17,603
                                             ----------------------------------

Institutional Shares:
  Shares sold                                        23,936,542       1,703,165
  Reinvestment of dividends
    and distributions                                 3,546,724         250,603
Shares repurchased                                   (5,786,481)       (406,888)
                                             ----------------------------------
                                                     21,696,785       1,546,880
-------------------------------------------------------------------------------
                                                   $(25,304,330)     (1,774,215)
================================================================================

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 1996

--------------------------------------------------------------------------------

Municipal Income Fund                               Dollars          Shares
================================================================================

Class A Shares:
  Shares sold                                   $   6,139,212           431,736
  Reinvestment of dividends
   and distributions                                1,482,976           104,074
  Shares repurchased                               (9,874,431)         (694,685)
                                            ------------------------------------
                                                   (2,252,243)         (158,875)
                                            ------------------------------------

Class B Shares
  Shares sold                                         250,553            17,760
  Reinvestment of dividends
   and distributions                                    1,802               127
  Shares repurchased                                   (1,551)             (109)
                                            ------------------------------------
                                                      250,804            17,778
--------------------------------------------------------------------------------
                                                $  (2,001,439)         (141,097)
================================================================================

Share activity for the year ended October 31, 1995 is as follows:

Global Income Fund                                  Dollars          Shares
================================================================================
Class A Shares:
 Shares sold                                    $  22,864,336         1,659,380
 Reinvestment of dividends
   and distributions                               12,448,128           895,996
 Shares repurchased                              (207,889,246)      (15,065,279)
                                            -----------------------------------
                                                 (172,576,782)      (12,509,903)
                                            -----------------------------------

Institutional Shares:
  Shares sold                                      30,484,764         2,163,523
  Reinvestment of dividends
    and distributions                                 560,482            39,195
  Shares repurchased                                 (204,804)          (14,347)
                                            -----------------------------------
                                                   30,840,442         2,188,371
-------------------------------------------------------------------------------
                                                $(141,736,340)      (10,321,532)
===============================================================================

7. Repurchase Agreements

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank & Trust Co., the Funds' custodian, or at subcustodians. GSAM monitors the market value of the underlying securities by pricing them daily.

8. Joint Repurchase Agreement Account

Government Income, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfers uninvested cash balances into a joint account, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations and mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities. As of October 31, 1996, Government Income had a 0.3% undivided interest in the repurchase agreement in the joint account which equaled $8,400,000 in principal amount. As of October 31, 1996, the repurchase agreements in the joint account along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

Principal              Interest            Maturity              Amortized
 Amount                  Rate                Date                   Cost
===============================================================================
Bear Stearns & Co., dated 10/31/96, repurchase price $700,108,500 (FNMA:
 $555,686,102, 5.50%-8.50%, 2/1/09-6/1/26; FHLMC: $166,359,033, 5.50%-8.50%,
 9/1/98-8/1/26)
$700,000,000            5.58%             11/01/96              $700,000,000
Lehman Brothers, Inc. dated 10/31/96, repurchase price $924,843,329 (Treasury
 Notes: $942,903,967, 4.38%-8.50%, 11/15/96-8/15/03)
924,700,00              5.58              11/01/96               924,700,000
Nomura Securities International, Inc. dated 10/31/96, repurchase price
 $700,108,500 (FNMA: $256,658,433, 5.50%-8.00%, 6/1/03-10/1/26; FHLMC:
 $465,441,174, 6.00%-9.00%, 9/1/1-10/1/26)
700,000,000             5.58              11/01/96               700,000,000
Smith Barney, Inc. dated 10/31/96, repurchase price $170,026,161 (U.S
 Treasury Interest Only Stripped Securities: $11,653,277, 2/15/98-5/15/02; U.S.
 Treasury Notes: $85,997,728, 5.25%-7.75%, 5/15/97-10/15/06; U.S. Treasury
 Principal Only Stripped Securities: $33,993,571, 5/15/97-5/15/05; U.S.
 Treasury Bills: $41,756,285, 12/12/96-3/20/97)
170,000,000             5.54              11/01/96               170,000,000
Union Bank of Switzerland, Inc. dated 10/31/96, repurchase price $175,026,979
 (U.S. Treasury Notes: $178,694,649, 6.88%-7.75%, 8/31/99-1/31/00)
175,000,000             5.55              11/01/96               175,000,000
-------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                       $2,669,700,000
===============================================================================

--------------------------------------------------------------------------------
9. Certain Reclassifications

In accordance with Statement of Position 93-2, the Government Income, Global Income and Municipal Income Funds have reclassified $18,448, $46,256 and $17,593, respectively, from paid-in capital to accumulated undistributed net investment income. Additionally, the Global Income Fund has reclassified $862,007, $207,585 and $380 from accumulated net realized gain, accumulated net realized foreign currency gain and paid in capital, respectively to accumulated undistributed net investment income. These reclassifications have no impact on net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

10. Other

As of October 31, 1996, the Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 14% of the outstanding shares of Global Income.

--------------------------------------------------------------------------------

Goldman Sachs Trust
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                               Income (loss) from investment operations/(a)/                      Distributions to shareholders
                            ==============================================================  ========================================


====================================================================================================================================
                                             Net realized     Net realized
                                           and unrealized    and unrealized       Total                     From net
                                             gain (loss)       gain (loss)       income                   realized gain
                  Net asset                on investment,      on foreign        (loss)                   on investment,   In excess
                   value at     Net           option and        currency          from       From net       option and       of net
                  beginning  investment         futures         related        investment   investment        futures     investment
                   of period   income        transactions     transactions     operations     income       transactions      income

                                                      GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Years Ended October 31,
=========================================================
1996-Class A shares          $14.47   $0.92    $(0.11)          --                $0.81      $(0.92)             --          --
1996-Class B shares/(c)/      14.11    0.41      0.26           --                 0.67       (0.41)             --          --
1995-Class A shares           13.47    0.94      1.00           --                 1.94       (0.94)             --          --
1994-Class A shares           14.90    0.85     (1.28)          --                (0.43)      (0.85)             (0.12)      (0.02)

For the Period February 10, 1993/(d)/ through October 31,
=========================================================
1993-Class A shares           14.32    0.56      0.58           --                 1.14       (0.56)             --          --

                                                        GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Years Ended October 31,
=========================================================
1996-Class A shares          $14.45   $0.71     $0.62          $0.18              $1.51      $(1.43)             --          --
1996-Class B shares/(c)/      14.03    0.34      0.41           0.11               0.86       (0.36)             --          --
1996-Institutional
   shares                     14.45    1.15      0.32           0.10               1.57       (1.50)             --          --
1995-Class A shares           13.43    0.89      0.92           0.15               1.96       (0.94)             --          --
1995- Institutional
   shares/(f)/                14.09    0.22      0.34           0.06               0.62       (0.26)             --          --
1994-Class A shares           15.07    0.84     (1.37)         (0.12)             (0.65)      (0.22)             (0.16)      --
1993-Class A shares           14.69    0.85      1.07          (0.42)              1.50       (0.85)             (0.27)      --
1992-Class A shares           14.60    1.14      0.45          (0.36)              1.23       (1.14)             --          --

For the Period August 2, 1991/(d)/ through October 31,
=========================================================
1991-Class A shares           14.55    0.25      0.23          (0.19)              0.29       (0.24)             --          --


                                In excess of
                                net realized                                     Net
                                  gain on                                     increase
                                 investment,        From        Total        (decrease)   Net asset
                                 option and         paid    distributions      in net      value at
                                   futures           in          to            asset        end of
                                transactions      capital   shareholders       value        period
-----------------------------------------------------------------------------------------------------

                                     GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------

For the Years Ended October 31,
=========================================================
1996-Class A shares                --               --        $(0.92)         $(0.11)      $14.36
1996-Class B shares/(c)/           --               --         (0.41)           0.26        14.37
1995-Class A shares                --               --         (0.94)           1.00        14.47
1994-Class A shares                (0.01)           --         (1.00)          (1.43)       13.47


For the Period February 10, 1993 /(d)/ through October 31,
==========================================================
1993-Class A shares                --               --         (0.56)           0.58        14.90

                                       GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------


For the Years Ended October 31,
===========================================================
1996-Class A shares                --               --        $(1.43)          $0.08       $14.53
1996-Class B shares/(c)/           --               --         (0.36)           0.50        14.53
1996-Institutional
   shares                          --               --         (1.50)           0.07        14.52
1995-Class A shares                --               --         (0.94)           1.02        14.45
1995-Institutional
   shares/(f)/                     --               --         (0.26)           0.36        14.45
1994-Class A shares                --              (0.61)      (0.99)          (1.64)       13.43
1993-Class A shares                --               --         (1.12)           0.38        15.07
1992-Class A shares                --               --         (1.14)           0.09        14.69


For the Period August 2, 1991 (d) through October 31,
============================================================
1991-Class A shares                --               --         (0.24)           0.05        14.60



                                                               Ratio of                     Net
                                                Ratio of         net                       assets
                                                   net        investment                   at end
                                                expenses        income       Portfolio      of
                                Total          to average     to average      turnover     period
                                return /(b/)   net assets     net assets     rate /(h)/   (in 000s)
===================================================================================================


---------------------------------------------------------------------------------------------------
For the Years Ended October 31,
=========================================================
1996-Class A shares                5.80%          0.50%           6.42%        485.09%      $30,603
1996-Class B shares/(c)/           4.85/(g)/      1.25/(e)/       5.65/(e)/    485.09           234
1995-Class A shares               14.90           0.47            6.67         449.53        29,503
1994-Class A shares               (2.98)          0.11            6.06         654.90        14,452

For the Period February 10, 1993/(d)/ through October 31,
=========================================================
1993-Class A shares                8.03/(g)/      0.00/(e)/       4.87/(e)/    725.41/(g/    12,860



---------------------------------------------------------------------------------------------------

For the Years Ended October 31,
=========================================================
1996-Class A shares               11.05%          1.16%           5.81%        232.15%     $198,665
1996-Class B shares/(c)/           6.24/(g)/      1.70/(e)/       5.16/(e)/    232.15           256
1996-Institutional
   shares                         11.55           0.65            6.35         232.15        54,254
1995-Class A shares               15.08           1.29            6.23         265.86       245,835
1995-Institutional
   shares/(f)/                     4.42/(g)/      0.65/(e)/       6.01/(e)/    265.86        31,619
1994-Class A shares               (4.49)          1.28            5.73         343.74       396,584
1993-Class A shares               10.75           1.30            5.78         313.88       675,662
1992-Class A shares                8.77           1.37            7.85         270.75       588,893

For the Period August 2, 1991 (d) through October 31,
=========================================================
1991- Class A shares               2.00           0.38 /(g)/      1.72 /(g)/    34.22 /(g)/ 388,744

                                        Ratios assuming
                                     no voluntary waiver
                                          of fees or
                                      expense limitations
                                ------------------------------

                                                 Ratio of
                                                    net
                                 Ratio of        investment
                                 expenses          income
                                 to average      to average
                                 net assets      net assets
==============================================================


--------------------------------------------------------------

For the Years Ended October 31,
==========================================================
1996-Class A shares                1.89%           5.03%
1996-Class B shares/(c)/           2.39/(e)/       4 .51/(e)/
1995-Class A shares                2.34            4.80
1994-Class A shares                2.86            3.31

For the Period February 10, 1993 /(d)/ through October 31,
==========================================================
1993-Class A shares                4.00/(e)/       0.87/(e)/


------------------------------------------------------------

For the Years Ended October 31,
==========================================================
1996-Class A shares                1.64%           5.33%
1996-Class B shares/(c)/           2.14 /(e)/      4.72/(e)/
1996-Institutional
   shares                          1.11            5.89
1995-Class A shares                1.58            5.94
1995-Institutional
   shares/(f)/                     1.08/(e)/       5.58/(e)/
1994-Class A shares                1.53            5.48
1993-Class A shares                1.55            5.53
1992-Class A shares                1.62            7.60

For the Period August 2, 1991 (d) through October 31,
==========================================================
1991-Class A shares                0.44/(g)/       1.66/(g)/

------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Financial Highlights (continued)


Selected Data for a Share Outstanding Throughout Each Period


-------------------------------------------------------------------------------

                 Income (loss) from investment operations (a)                                         Distributions to shareholders

                 --------------------------------------------                              -----------------------------------------



                                             Net realized     Net realized

                                           and unrealized    and unrealized       Total                     From net

                                             gain (loss)       gain (loss)       income                   realized gain

                       Net asset           on investment,      on foreign        (loss)                   on investment,   In excess

                        value at     Net      option and        currency          from       From net       option and       of net

                        beginning  investment   futures         related        investment   investment        futures     investment

                         of period  income   transactions     transactions     operations     income       transactions      income


------------------------------------------------------------------------------------------------------------------------------------


                                                       MUNICIPAL INCOME FUND

For the Years Ended October 31,

1996- Class A shares         $14.17    $0.65    $0.20          --                 $0.85      $(0.65)             --          --

1996- Class B shares /(c)/    14.03     0.27     0.34          --                  0.61       (0.27)             --          --

1995- Class A shares          13.08     0.67     1.09          --                  1.76       (0.67)             --          --

1994- Class A shares          14.64     0.73    (1.51)         --                 (0.78)      (0.73)            (0.05)       --

For the Period July 20, 1993 (d) through October 31,
1993- Class A shares          14.32     0.22     0.32          --                  0.54       (0.22)             --          --





                                  Distributions to shareholders

                                  ----------------------------------------



                               In excess of

                               net realized                                     Net

                                 gain on                                     increase

                                investment,        From        Total        (decrease)   Net asset

                                option and         paid    distributions      in net      value at

                                  futures           in          to            asset        end of

                               transactions      capital   shareholders       value        period


------------------------------------------------------------------------------------------------------------------------------------


                                                       MUNICIPAL INCOME FUND

For the Years Ended October 31,

1996- Class A shares              --               --        $(0.65)          $0.20       $14.37

1996- Class B shares /(c)/        --               --         (0.27)           0.34        14.37

1995- Class A shares              --               --         (0.67)           1.09        14.17

1994- Class A shares              --               --         (0.78)          (1.56)       13.08

For the Period July 20, 1993
1993- Class A shares              --               --         (0.22)           0.32        14.64



                                                                                         Ratio of

                                                                          Ratio of         net

                                                                             net        investment

                                                                          expenses        income      Portfolio

                                                          Total          to average     to average     turnover

                                                          return /(b/)   net assets     net assets    rate /(h)/


------------------------------------------------------------------------------------------------------------------------------------


                                                       MUNICIPAL INCOME FUND

For the Years Ended October 31,

1996- Class A shares                                       6.13%          0.85%           4.58%       344.13%

1996- Class B shares /(c)/                                 4.40 /(g)/     1.60 /(e)/      3.55 /(e)/  344.13

1995- Class A shares                                       13.79          0.76            4.93        335.55

1994- Class A shares                                       (5.51)         0.45            5.28        357.54

For the Period July 20, 1993 (d) through October 31,
1993- Class A shares                                       3.73 /(g)/    0.00 /(e)/      5.15 /(e)/   99.99 /(g)/



                                                                             Ratios assuming
                                                                            no voluntary waiver
                                                                                of fees or
                                                                            expense limitations
                                                                           ---------------------

                                                               Net                         Ratio of
                                                              assets                         net
                                                              at end       Ratio of       investment
                                                               of          expenses         income
                                                              period      to average      to average
                                                             (in 000s)    net assets      net assets
------------------------------------------------------------------------------------------------------------

                                                       MUNICIPAL INCOME FUND

For the Years Ended October 31,

1996- Class A shares                                          $52,267        1.55%           3.88%
1996- Class B shares /(c)/                                        255        2.05 /(e)/      3.10 /(e)/
1995- Class A shares                                           53,797        1.49            4.20
1994- Class A shares                                           47,373        1.55            4.18
For the Period July 20, 1993 (d) through October 31,
1993- Class A shares                                           30,166        2.42 /(e)/      2.73 /(e)/


---------------
(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares or a contingent deferred sales charge for Class B shares were taken into account.
(c) Class B shares commenced operations on May 1, 1996.
(d) Commencement of operations.
(e) Annualized.
(f) Institutional shares commenced operations on June 1, 1995.
(g) Not annualized.
(h) Includes the effect of mortgage dollar roll transactions for the Government Income Fund.
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs Municipal Income Fund:

  We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs Municipal Income Fund (portfolios of Goldman Sachs Trust, a Massachusetts Business Trust), including the statements of investments, as of October 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Goldman Sachs Government Income Fund, Goldman Sachs Global Income Fund and Goldman Sachs Municipal Income Fund as of October 31, 1996, the results of their operations and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                          Arthur Andersen LLP

Boston, Massachusetts
December 12, 1996


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


















--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

================================================================================


Goldman Sachs
1 New York Plaza
New York, NY 10004

Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Goldman Sachs
Investment Adviser, Administrator,
Distributor and Transfer Agent

The Goldman Sachs

Fixed Income Funds

-------------------------------------

Annual Report
October 31, 1996



Goldman Sachs Government Income Fund
Goldman Sachs Global Income Fund
Goldman Sachs Municipal Income Fund


[LOGO OF GOLDMAN SACHS APPEARS HERE]

================================================================================

Goldman Sachs
1 New York Plaza
New York, NY  10004



Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



Goldman Sachs
Investment Adviser, Administrator,
Distributor and Transfer Agent



The Goldman Sachs

Fixed Income Funds

-------------------------

Annual Report
October 31, 1996




Goldman Sachs Government Income Fund
Goldman Sachs Global Income Fund
Goldman Sachs Municipal Income Fund




[GOLDMAN SACHS LOGO APPEARS HERE]

================================================================================

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

        We welcome the opportunity to review the performance and the investment activity of the Goldman Sachs Fixed Income Funds for the 12-month period ended October 31, 1996. To help put the portfolios' performance in perspective, we will also provide a brief overview of the U.S. economy and the bond market during the period.

        We are pleased to report that the Goldman Sachs Fixed Income Funds fared well relative to their peers during the period.

The Bond Market Sold Off Amid Rising Rates, Then Stabilized

        The U.S. fixed income market began the 12-month period under review with a robust rally, fueled by weak economic data and low inflation. However, in February 1996, the bond market began to come under pressure when stronger than expected economic and job growth as well as surging commodity prices aroused fears of higher inflation on the horizon. Bond market conditions significantly worsened during March and April, when a sharp rise in interest rates triggered a sell-off and increased volatility. By early May, long-term bond yields had climbed above the psychologically important 7.0% level for the first time in nearly a year. At the end of May, interest rates began to stabilize and Treasury prices remained in a narrow trading range throughout the summer and fall. During September and October, however, interest rates retreated and the bond market strengthened. The rebound was primarily due to evidence of a slowing U.S. economy and strong demand for Treasury bonds from the central banks of China, Japan and Germany, which accelerated their purchases dramatically toward the end of the period. By the end of October, prices of 30-year Treasuries broke out of the trading range that had persisted for over six months.

---------------------------------------------------------------------------------------------------------
Table of Contents
Market Overview                                 1       GS Core Fixed Income Fund                    22
GS Adjustable Rate Government Fund              3       Financial Statements                         30
GS Short Duration Government Fund               9       Notes to Financial Statements                34
GS Short Duration Tax-Free Fund                15       Financial Highlights                         42
---------------------------------------------------------------------------------------------------------

After a Weak Start, Economic Growth Rebounded, Then Moderated

        In late 1995, the economy was anemic, with weak consumer and capital spending contributing to a fourth-quarter real Gross Domestic Product (GDP) growth of only 0.3% (annualized). During the first quarter of 1996, harsh winter weather and the General Motors strike continued to restrain economic growth. Despite these adverse conditions, the economy advanced faster than expected, with first-quarter real GDP growth reported at 2.0% (annualized). Momentum accelerated more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter GDP rose a robust 4.7% (annualized), its highest rate in two years.

        The economy's torrid growth cooled markedly during the third quarter, with annualized real GDP at a revised 2.0%, largely due to lackluster consumer spending and a widening U.S. trade deficit. In October some evidence of a slowdown continued, with housing starts falling to their lowest level in a year and U.S. capacity utilization also down. However, consumer confidence remained high against a backdrop of low unemployment and higher household income. These indicators led some economists to interpret October's retail sales numbers (up a scant 0.2%) as a "breather" they expected to be followed by stronger holiday shopping, while others were concerned about a more prolonged period of restrained spending. Despite investors' earlier fears of increased inflationary pressures and the fact that in October the producer and consumer price indexes were up 0.4% and 0.3%, respectively, inflation remained subdued throughout the period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)


--------------------------------------------------------------------------------
The Fed Remained Neutral After Easing in December and January

      In response to generally poor year-end 1995 economic conditions, the U.S. Federal Reserve cut the Federal funds rate by 25 basis points in December 1995 and an additional 25 basis points in January 1996. The Fed then remained neutral from February through the end of the period, leaving the Federal funds rate at 5.25% as of October 31, 1996.

      During the period under review, the yield curve shifted upward everywhere but at the shortest end, where it steepened. The yield on six-month Treasury bills fell from 5.55% on October 31, 1995 to approximately 5.26% on October 31, 1996. For the same time period, the yield on the 30-year U.S. Treasury bond rose from 6.33% a year ago to 6.64%. For the 12-month period ended October 31, 1996, the total returns of one-year and 30-year Tresuries were 5.84% and 0.72%, respectively.

Historical Treasury Yield Curve

                             [GRAPH APPEARS HERE]


The yield curve steepened on the short end and shifted upward on the longer end.

Outlook: Moderate Economic Growth for the Near Term

      The recent economic weakness and the tame third-quarter labor cost report increase the likelihood that the Fed will defer any changes in monetary policy until 1997. Although a more extended slowdown is possible, as of this writing, Goldman Sachs' economists believe a resumption of growth is likely if consumer spending rebounds by year-end and the trade deficit does not significiantly widen. On the fiscal front, the bond market environment should benefit from the recent election results with President Clinton balanced by a Republican-controlled Congress, which points toward continued budgetary restraint.

      We appreciate your confidence in the Goldman Sachs Fixed Income Funds and we look forward to continuing to serve your investment needs in the future.


Sincerely,


/s/ David B. Ford
David B. Ford
Co-Head,
Goldman Sachs Asset Management


/s/ John P. McNulty
John P. McNulty
Co-Head,
Goldman Sachs Asset Management


/s/ Sharmin Mossavar-Rahmani
Sharmin Mossavar-Rahmani
Chief Investment Officer - Fixed Income Investments
Goldman Sachs Asset Management

November 29, 1996

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GS Adjustable Rate Government Agency Fund




--------------------------------------------------------------------------------
Investment Objective

     The GS Adjustable Rate Government Fund seeks a high level of current income consistent with low volatility of principal. The portfolio ordinarily invests substantially all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, with primary emphasis on adjustable rate mortgage securities (ARMs). Under normal interest rate conditions, the fund's duration is expected to be in a range approximately equal to that of a six-month to one-year U.S. Treasury security.

The ARM Market Began Weak but Improved as Prepayments Slowed and Demand
Increased

     The key factors affecting ARM performance during the 12 months under review were the changing direction of interest rates and, consequently, the pace of mortgage prepayments. From November 1995 through early February 1996, declining interest rates spurred homeowners to switch from ARMs to fixed rate mortgages to lock in attractive rates. The high level of refinancing activity depressed the ARM market and caused yield spreads between ARMs and Treasuries to widen until the end of January 1996, when long-term interest rates began to rise. Throughout the spring, the ARM market strengthened as interest rates climbed sharply. Spreads between ARMs and Treasuries continued to tighten even after rates stabilized from the end of May through August, partly due to strong demand from "crossover" investors from other short-duration fixed income sectors. Although interest rates declined in September and October, mortgage prepayment fears remained subdued as rates were still relatively high compared with their levels a year earlier. Investor demand for seasoned one-year Constant Maturity Treasury
(CMT) ARMs, which our fund stresses, remained especially strong due to their relative prepayment stability in a falling rate environment.

Performance Review

     During the period under review, the fund's Institutional, Administration and Class A shares all significantly outperformed both the six-month U.S. Treasury bill and the one-year U.S. Treasury bill. (As of October 31, the fund's duration was 0.7 years, in between that of the six-month and the one-year U.S. Treasury bill.) The fund's positive performance can be attributed to the incremental yield its ARM holdings delivered over similar-duration Treasuries and tightening spreads between ARMs and Treasuries.

------------------------------------------------------------------------
Performance Summary:  October 31, 1995 - October 31, 1996
------------------------------------------------------------------------

                                                       Six-
                                                      Month    One-Year
                        Institu-   Adminis-   Class  Treasury  Treasury
                         tional    tration      A      Bill      Bill
                         ------    -------      -      ----      ----
Total Return (based       6.86%      6.60%    6.60%    5.48%     5.82%
  on net asset value)
------------------------------------------------------------------------
  Return From             6.25%      5.99%    5.99%      NA        NA
    Monthly
    Distributions
------------------------------------------------------------------------
  Return From Price       0.61%      0.61%    0.61%      NA        NA
    Appreciation
------------------------------------------------------------------------
NAV (10/31/96)            $9.83      $9.83    $9.83      NA        NA
------------------------------------------------------------------------
NAV Change               +$0.06     +$0.06   +$0.06      NA        NA
------------------------------------------------------------------------

     We are also pleased to note that the fund outperformed most of its peers. For the 12 months ended October 31, 1996, the fund's Institutional shares ranked fourth out of 53 adjustable rate mortgage funds based on total return, as tracked by Lipper Analytical Services, Inc. (Lipper does not rank the fund's Administration and Class A shares. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.) As of October 31, 1996, the

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GS Adjustable Rate Government Agency Fund (continued)

--------------------------------------------------------------------------------
fund's Institutional shares were ranked "four stars" by Morningstar, Inc., an independent rating agency.\1\

                 Portfolio Composition as of October 31, 1996*

                           [PIE CHART APPEARS HERE]

                   Repos/Cash Equivalents              3.4%
                   CMOs                                3.5%
                   SBA Floaters                        7.8%
                   ARMs                               85.3%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

---------------------------------------------

/1/ Source (C) 1996 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/96. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Institutional shares received five and four stars for the three- and five-year periods, respectively. The Institutional shares were rated among 1,054 and 572 fixed income funds for the three- and five-year periods, respectively. For the one-year period, the Institutional shares were rated among 1,654 fixed income funds. 22.5% of the funds receive the four-star rating. The Morningstar rating applies only to the fund's Institutional shares; the fund's Class A and Administration shares have not been rated. Class A and Administration shares are subject to additional fees that may have the effect of lowering performance and may affect and future Morningstar rating. Morningstar rates funds against their peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

Portfolio Composition and Investment Strategies

    During the period under review, the portfolio's sector allocation shifted slightly, with reductions in collateralized mortgage obligations (CMOs) and Small Business Administration (SBA) loans in favor of ARMs.

 . ARMs. As of October 31, 1996, ARMs accounted for 85.3% of the portfolio, up from 80.2% a year ago. We emphasized seasoned, one-year CMT issues that offered relative prepayment and duration stability as well as incremental yield over Treasuries. The position significantly contributed to the fund's performance during the period.

 . SBA Floaters. The portfolio held a 7.8% allocation in securities backed by Small Business Administration loans, which traded at attractive spreads relative to Treasuries. We trimmed the portfolio's holdings in the sector slightly from 8.9% a year ago to take profits after the position performed well.

 . CMOs. CMOs accounted for 3.5% of the portfolio as of October 31, approximately half their weighting a year ago (7.7%). This position provided relatively stable cash flows and a greater number of opportunities to take advantage of potential mispricing than comparable fixed income sectors. During December 1995 and January 1996, the sector became expensive versus similar-duration Treasuries, and we subsequently sold part of the fund's holdings at a profit. The fund's CMO position included 1.4% in floaters, which added incremental yield, and 0.4% in sequential-pay CMOs. In addition, the fund held CMO super floaters, discussed below.

 . Prudent Use of Derivatives. We used higher risk derivatives very sparingly to enhance the fund's performance without taking on additional undue risk. As of October 31, 1996, the fund held a 1.5% position in super floaters, which contributed to its performance during the year. (Super floaters are floating rate securities whose coupons reset higher and more quickly than regular
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GS Adjustable Rate Government Agency Fund (continued)


--------------------------------------------------------------------------------
ARMs in a rising interest rate environment.) The portfolio also included minor positions in interest-only (IO) and inverse IO securities.

 . Duration. As of October 31, the duration of the fund was 0.7 years, unchanged from a year earlier. Rather than attempting to make interest rate predictions, we seek to provide excess returns over a similar-duration U.S. Treasury security through sector weightings and security selection. During the period, we used financial futures as a tool to help manage the portfolio's duration.

 . Credit Quality. The fund invests exclusively in securities issued by the U.S. government and its agencies or instrumentalities, which are considered to be of the highest credit quality.

ARM Outlook: Seasoned ARMs Are Expected to Perform Well Relative to Other
Sectors

   Our outlook for the ARM sector is moderately constructive. Although spreads have tightened over the course of the year, we expect them to remain stable for the near term due to strong investor demand and limited supply. In addition, we believe that our core holding of seasoned ARMs should fare well relative to less seasoned issues if rates continue to decline and prepayments increase.

Distribution Policy

   During the 12-month period ended October 31, 1996, the fund's Institutional, Administration and Class A shares distributed $0.59, $0.57 and $0.57 per share, respectively.

   The fund distributes substantially all of its investment company taxable income. The dividend is set at the start of each month, based on the income the fund is expected to generate. However, because the fund invests primarily in mortgage securities that are subject to prepayments, we cannot precisely predict the amount of principal and interest that a portfolio will receive. Therefore, at times a portfolio may distribute amounts above or below current income levels. To date, however, our dividend policy has not affected the management of the fund nor significantly affected its net asset value (NAV) per share.

   In conclusion, we appreciate your investment in the GS Adjustable Rate Government Fund and will continue to seek attractive fixed income investments in the months ahead.

Sincerely,

/s/ Jonathan A. Beinner
    Jonathan A. Beinner

/s/ Peter D. Dion
    Peter D. Dion

/s/ James P. McCarthy
    James P. McCarthy

    Portfolio Managers
    GS Adjustable Rate Government Fund
    November 29, 1996




--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
GS Adjustable Rate Government Fund
October 31, 1996


--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1996. The performance for the GS Adjustable Rate Government Fund based on a normal minimum initial investment, for each class, is compared to its benchmarks--the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index ("Lehman 1-2 Index") and the six month and one year U.S. Treasury Bills ("6-Month T-Bill / 1-Year T-Bill"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                         HYPOTHETICAL INVESTMENTS/(a)/

                             Institutional Shares

                           [LINE GRAPH APPEARS HERE]

             Institutional     Lehman Short (1-2)      One Year      Six Month
                Shares            Gov't Index           T-Bill         T-Bill
--------------------------------------------------------------------------------
  8/1/91        50,000              50,000              50,000         50,000
--------------------------------------------------------------------------------
10/31/91        51,047              51,581              51,179         50,870
--------------------------------------------------------------------------------
10/31/92        54,176              55,506              54,161         53,376
--------------------------------------------------------------------------------
10/31/93        56,414              58,368              56,198         55,197
--------------------------------------------------------------------------------
10/31/94        57,475              59,511              57,744         57,257
--------------------------------------------------------------------------------
10/31/95        61,355              64,343              61,766         60,819
--------------------------------------------------------------------------------
10/31/96        65,576              68,197              65,373         64,158
--------------------------------------------------------------------------------

                             Administration Shares

                           [LINE GRAPH APPEARS HERE]

            Administration     Lehman Short (1-2)      One Year      Six Month
                Shares            Gov't Index           T-Bill         T-Bill
--------------------------------------------------------------------------------
  5/1/93        50,000              50,000              50,000         50,000
--------------------------------------------------------------------------------
10/31/93        50,917              50,931              50,785         50,780
--------------------------------------------------------------------------------
10/31/94        51,747              51,931              52,182         52,675
--------------------------------------------------------------------------------
10/31/95        55,100              56,148              55,835         55,951
--------------------------------------------------------------------------------
10/31/96        58,742              59,511              59,096         59,023
--------------------------------------------------------------------------------

                                Class A Shares

                           [LINE GRAPH APPEARS HERE]

             Class A Shares     Class A Shares     Lehman Short (1-2)      One Year      Six Month
            (no sales charge)  (w/ sales charge)      Gov't Index           T-Bill         T-Bill
---------------------------------------------------------------------------------------------------
  6/1/95        10,000               9,850              10,000              10,000        10,000
---------------------------------------------------------------------------------------------------
10/31/95        10,222              10,069              10,277              10,260        10,246
---------------------------------------------------------------------------------------------------
10/31/96        10,898              10,735              10,893              10,859        10,809
---------------------------------------------------------------------------------------------------

                                               ---------------------------------
                                                Average Annual Total Return
                              --------------------------------------------------
                                  One Year     Five Year   Since Inception/(b)/
--------------------------------------------------------------------------------
Institutional Shares                6.86%        5.13%           5.32%
--------------------------------------------------------------------------------
Administration Shares               6.60%         N/A            4.69%
--------------------------------------------------------------------------------
Class A Shares
 excluding sales charge             6.60%         N/A            6.40%
--------------------------------------------------------------------------------
Class A Shares
 including sales charge             4.99%         N/A            5.29%
--------------------------------------------------------------------------------

/(a)/ For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations.

/(b)/ The Institutional, Administration and Class A shares commenced operations
      July 17, 1991, April 15, 1993 and May 15, 1995, respectively.


--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GS Adjustable Rate Government Fund
October 31, 1996

--------------------------------------------------------------------------------
      Principal            Interest           Maturity
       Amount                Rate               Date              Value
================================================================================
Mortgage Backed Obligations--96.3%
Adjustable Rate Federal Home Loan Mortgage Corp.
   (FHLMC)(d)--25.6%
   $    409,475             7.33%             11/01/17        $     422,849
      1,443,341             7.54              12/01/18            1,482,297
      2,695,805             7.40              07/01/18            2,793,527
      1,799,007             7.69              01/01/19            1,857,314
     10,670,041             7.38              05/01/19           11,021,833
     20,341,589             7.58              11/01/19           21,218,921
      5,280,731             7.70              05/01/20            5,464,395
     19,004,192             7.42              06/01/20           19,698,985
     37,238,927             7.73              02/01/22/(a)/      38,845,042
      4,072,603             7.39              08/01/22            4,215,145
      2,234,941             7.56              08/01/22            2,331,334
      6,804,200             7.53              09/01/22            7,067,182
     17,808,242             7.61              11/01/22           18,565,092
     10,195,026             7.63              06/01/24           10,506,892
      3,045,972             7.31              12/01/24            3,122,121
      3,495,056             7.20              02/01/28            3,604,835
      4,584,605             7.09              07/01/29            4,671,987
      1,815,464             7.62              07/01/30            1,892,059
      2,055,859             7.39              05/01/31            2,110,462
--------------------------------------------------------------------------------
                                                               $160,892,272
--------------------------------------------------------------------------------
Adjustable Rate Federal National Mortgage Association
  (FNMA)(d)--55.4%

   $  1,138,394             7.80%             11/01/14        $   1,187,493
      6,190,161             6.54              03/01/17            6,277,194
      3,662,002             7.56              03/01/17            3,799,511
      4,221,326             6.21              03/01/18            4,247,709
      6,778,125             7.66              04/01/18            7,046,064
        874,932             7.63              05/01/18              901,180
      7,405,181             7.34              07/01/18            7,724,566
      5,249,737             7.41              07/01/18            5,456,472
      6,398,858             7.08              08/01/18            6,609,828
      3,972,504             7.64              08/01/18            4,143,838
      3,746,795             7.42              10/01/18            3,896,068
      6,780,326             7.41              11/01/18            7,009,162
      2,068,449             7.29              12/01/18            2,138,591
     13,495,001             7.67              12/01/18/(a)/      14,077,040
      3,484,080             7.27              06/01/19            3,597,870
      4,440,531             7.31              07/01/19            4,579,297
      1,698,502             7.34              07/01/19            1,755,826
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Principal            Interest           Maturity
       Amount                Rate               Date              Value
================================================================================
Mortgage Backed Obligations(continued)
Adjustable Rate Federal National Mortgage Association
  (FNMA)(d)(continued)
   $  2,849,462             7.46%             01/01/20        $   2,942,526
      3,037,915             7.70              03/01/20            3,168,940
      8,771,533             7.40              07/01/20            9,055,204
      4,563,057             7.48              09/01/20            4,746,994
      4,953,382             7.53              02/01/21            5,167,022
      5,289,644             7.28              04/01/21            5,464,044
     74,489,219             7.51              09/01/21/(a)/      77,678,102
      4,088,820             7.95              11/01/21            4,210,095
     22,090,964             7.56              02/01/22           23,043,747
     14,611,569             7.68              06/01/22           15,112,892
      6,682,461             7.47              08/01/22            6,893,894
        759,290             7.48              08/01/22              776,511
     38,116,807             7.56              09/01/22/(a)/      39,760,785
      1,934,079             7.53              02/01/23            1,968,235
        277,701             6.22              12/01/23              276,574
     18,079,861             7.48              09/01/25           18,856,752
      2,565,500             7.33              10/01/27            2,653,702
      1,177,401             7.04              07/01/29            1,205,729
      3,288,252             7.59              04/01/30            3,376,640
      8,565,310             7.58              01/01/31            8,934,732
     28,276,177             6.09              02/01/31           28,161,376
--------------------------------------------------------------------------------
                                                             $  347,902,205
--------------------------------------------------------------------------------
Adjustable Rate Government National Mortgage Association
  (GNMA)(d) -- 2.2%

   $  1,527,707             6.50%             03/20/16        $   1,551,096
      1,806,135             7.12              08/20/17            1,839,711
      1,026,294             7.12              08/20/18            1,046,984
      8,886,125             6.00              11/20/25            9,040,211
--------------------------------------------------------------------------------
                                                             $   13,478,002
--------------------------------------------------------------------------------
Adjustable Rate Small Business Administration (SBA)(d)--7.8%

   $  1,416,469             6.75%             10/25/14        $   1,449,883
      2,562,866             6.75              02/25/15            2,624,144
      3,684,715             6.75              03/25/15            3,773,370
      2,839,268             6.75              04/25/15            2,907,581
      2,057,142             6.75              05/25/15            2,106,637
      1,036,764             6.75              08/25/15            1,062,040
      1,684,161             6.75              09/25/15            1,725,220
      2,069,161             6.75              10/25/15            2,119,917
      1,110,382             6.37              09/25/16            1,125,305
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GS Adjustable Rate Government Fund (continued)
October 31, 1996

--------------------------------------------------------------------------------
    Principal             Interest              Maturity
     Amount                 Rate                  Date             Value
================================================================================
Mortgage Backed Obligations (continued)
Adjustable Rate Small Business Administration
    (SBA)(d)(continued)
$ 4,125,881                 6.37%              07/25/17     $  4,181,333
  9,019,837                 6.37               08/25/17        9,141,062
  4,040,857                 6.37               09/25/17        4,095,166
  3,577,478                 6.37               10/25/17        3,625,559
  8,937,943                 6.37               02/25/18        9,058,069
--------------------------------------------------------------------------------
                                                            $ 48,995,286
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations-5.3%
Adjustable Rate CMOs(d)-1.8%
FNMA Remic Trust 1990-145, Class A
$ 11,024,778                6.51%              12/25/20     $ 11,025,439
--------------------------------------------------------------------------------
Inverse Floater(d)-0.0%
FNMA Remic Trust 1991-91, Class S
$    164,490               17.66%              07/25/98     $    174,261
--------------------------------------------------------------------------------
Inverse Floating Rate - Interest Only(d)-0.0%
FNMA Remic Trust 1992-157, Class SA
$2,002,645/(b)/            14.10%              03/25/04     $    168,743
--------------------------------------------------------------------------------
Inverse IOette-0.1%
FHLMC Series 1164, Class O
$   36,128/(b)/            29.44%              11/15/06     $    489,372
--------------------------------------------------------------------------------
IOette-0.1%
FNMA Remic Trust 1990-145, Class B
$   27,091/(b)/            10.00%              12/25/20     $    657,906
--------------------------------------------------------------------------------
Regular Floater CMOs(d)-1.4%
FHLMC Series 1011, Class F
$    8,872,813              6.34%              11/15/20     $  9,069,612
--------------------------------------------------------------------------------
Sequential Fixed Rate CMOs-0.4%
FNMA Remic Trust 1990-65, Class U
$     616,589               9.50%              11/25/06     $    619,475
FNMA Remic Trust 1991-37, Class E
    1,664,339               8.50%              04/25/05        1,679,418
--------------------------------------------------------------------------------
                                                            $  2,298,893
--------------------------------------------------------------------------------
Super Floater CMOs(d)-1.5%
FNMA Remic Trust 1992-157, Class FA
$   9,859,177(b)            1.22%              03/25/04     $  9,631,134
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations                   $ 33,515,360
--------------------------------------------------------------------------------
Total Mortgage Backed Obligations
    (Cost $605,544,961)                                     $604,783,125
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Principal             Interest              Maturity
     Amount                 Rate                  Date             Value
================================================================================
Repurchase Agreement-2.1%
Joint Repurchase Agreement Account
$  13,000,000               5.58%              11/01/96/(a)/$ 13,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
    (Cost $13,000,000)                                      $ 13,000,000
--------------------------------------------------------------------------------
Total Investments
    (Cost $618,544,961/(c)/)                                $617,783,125
================================================================================
Futures contracts open at October 31, 1996:

                                     Number of
                                     Contracts
                                       Long            Settlement        Unrealized
        Type                        (Short)(e)            Month         Gain (Loss)
---------------------------------  -------------  ------------------- ----------------
1-Month Libor                            45         November 1996          $4,500
Euro Dollars                            365         December 1996         309,500
Euro Dollars                            280         March 1997             95,000
Euro Dollars                             55         June 1997              28,000
5-Year U.S. Treasury Notes              67         December 1996           9,766
10-Year U.S. Treasury Notes           (270)        December 1996        (302,812)
                                                                      ----------------
                                                                         $143,954
======================================================================================

Federal Income Tax Information:
Gross unrealized gain for investments in which value
    exceeds cost                                                         $  2,404,589
Gross unrealized loss for investments in which cost
    exceeds value                                                          (3,318,600)
--------------------------------------------------------------------------------------
Net unrealized gain                                                      $   (914,011)
======================================================================================

(a) Portions of these securities are being segregated for futures margin requirements.
(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
(c)  The aggregate costs for federal income tax purposes is $618,697,136.
(d) Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 1996.
(e) Each Euro Dollar contract represents $1,000,000 in notional par value. Each Libor contract represents $3,000,000 in notional par value. Each 5-Year and 10-Year U.S. Treasury Note and U.S. Treasury Bond contract represents $100,000 in notional par value. The total notional amount and market value are $879,000,000 and $200,909,125, respectively. The determination of notional amounts and market value as presented here are indicative only of volume of activity and not a measure of market risk.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GS Short Duration Government Fund


--------------------------------------------------------------------------------
Investment Objective

     The GS Short Duration Government Fund's primary objective is to provide a high level of current income by investing in a portfolio that consists of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities as well as repurchase agreements collateralized by such instruments. Under normal interest rate conditions, the fund's duration is expected to be within one-half year of its benchmark, the two-year U.S. Treasury security.

Performance Review

     During the period under review, the fund's Institutional, Administration and Service shares all outperformed the two-year U.S. Treasury security, primarily due to our emphasis on and the favorable performance of mortgage-backed security investments, as well as our ability to identify relative value within the sector. In addition, the portfolio's term structure, which overweighted one- and three-year maturity securities, also contributed to performance when the yield curve steepened.

     During the period, the net asset values (NAVs) of the fund's Institutional and Administration shares (which opened February 28, 1996) were nearly unchanged while the NAV of the fund's Service shares (which opened April 10, 1996) rose $0.10 as interest rates stabilized and subsequently declined.



--------------------------------------------------------------------------------
Performance Summary
--------------------------------------------------------------------------------
                           Institutional      Administration*        Service*
                           (10/31/95-           (2/28/96-            (4/10/96-
                            10/31/96)           10/31/96)            10/31/96)
                            --------            --------             --------
Total Return (based on net     6.75%              4.00%                 4.35%
  asset value
--------------------------------------------------------------------------------
  Return From Monthly          6.65%              4.10%                 3.32%
    Distributions
--------------------------------------------------------------------------------
  Return From Price            0.10%             -0.10%                 1.03%
    Depreciation/
    Appreciation
--------------------------------------------------------------------------------
Total Return of Two-Year       5.64%              3.61%                 3.71%
  U.S. Treasury
--------------------------------------------------------------------------------
NAV (10/31/96)                 $9.83              $9.85                 $9.82
--------------------------------------------------------------------------------
NAV Change                    +$0.01             -$0.01                +$0.10
--------------------------------------------------------------------------------

* New share class opened during the period.

     The fund performed well compared with its peers. The Institutional shares ranked in the top 10% of short-intermediate U.S. government funds (fifth out of 88) based on total return for the 12-month period ended October 31, 1996, according to Lipper Analytical Services, Inc. (The Administration and Service shares were not ranked for this period because they were in existence less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

Portfolio Composition and Investment Strategies

     The fund significantly reduced its allocation in U.S. Treasuries in favor of collateralized mortgage obligations (CMOs), which offered more attractive return potential according to our analysis. This strategy proved successful as mortgage-backed securities outperformed comparable-duration Treasuries.

Portfolio Composition as of October 31, 1996*


                           [PIE CHART APPEARS HERE]

         Repos/Cash Equivalents                     1.1%
         Fixed Rate Mortgage
          Pass-Throughs                             7.2%
         U.S. Treasuries                           15.8%
         ARMs                                      19.0%
         CMOs                                      56.9%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GS Short Duration Government Fund (continued)


--------------------------------------------------------------------------------
 . CMOs. During the period, we more than doubled the portfolio's allocation in collateralized mortgage obligations, with most of the increase occurring from February through April. As of October 31, 56.9% of the portfolio was invested in CMOs, of which 24.7% were sequential-pay CMOs (up from 10.4% last year) and 17.0% were planned amortization class (PAC) CMOs (up from 1.9% last year).
These sectors were favored for their relatively stable cash flows and incremental yields over Treasuries, and they performed well during the period. Though the CMO sector was fairly valued relative to equal-duration Treasuries from January through the end of the period, our extensive research enabled us to identify specific securities that presented attractive investment opportunities.

 . ARMs. Adjustable rate mortgage securities (ARMs) accounted for 19.0% of the portfolio as of October 31, down from 23.7% last year. We focused on seasoned securities indexed to the one-year Constant Maturity Treasury (CMT), which offered attractive income stability and low relative prepayment risk. A high level of mortgage refinancing adversely impacted the sector in November and December of 1995 when rates had eased, but ARMs strengthened when rates started to rise during the first quarter of 1996 and prepayment fears faded.

 . U.S. Treasuries and Repurchase Agreements/Cash Equivalents. The portfolio's position in U.S. Treasuries was cut to 15.8%, down from 37.1% a year ago, as we identified securities in other sectors that offered higher incremental yield. In addition, repurchase agreements/cash equivalents were reduced to 1.1% from 4.7% a year ago.

 . Fixed Rate Mortgage Pass-Throughs. Fixed rate pass-throughs, a 7.2% allocation, offered more attractive yield spreads than most of the other high-credit quality fixed income sectors. During the period under review, the technical balance of the pass-through market strengthened, with investor demand improving as prepayments and supply slowed from the high levels experienced last November. We continued to emphasize seasoned premium mortgages because they typically have lower prepayment risk than recently issued mortgages.

 . Issuer Composition. The breakdown of the portfolio's mortgage-backed security holdings by issuer was 37.8% in Federal National Mortgage Association (FNMA) issues, 36.0% in Federal Home Loan Mortgage Corporation (FHLMC) issues and 9.2% in Government National Mortgage Association (GNMA) issues.

 . Credit Quality. The fund invests exclusively in issues of the U.S. government and its agencies or instrumentalities.

 . Prudent Use of Derivatives. Sequential-pay CMOs and PAC CMOs, which are typically considered to be lower risk derivatives, represented 24.7% and 17.0% of the portfolio, respectively, as noted earlier. Other derivative investments included CMO floaters (10.0%), which are securities whose coupons reset upward as interest rates rise, and inverse floaters (3.2%), which have coupons that reset in the opposite direction from interest rates. When floaters are held along with inverse floaters, they can produce a position with a similar risk profile as a fixed rate pass-through but provide a higher yield. The fund also held a small position (1.3%) in PAC interest-only securities (IOs). We invest in such higher risk derivatives very sparingly in an effort to enhance returns without taking undue risk. In addition, we used futures as a tool to help manage the portfolio's duration.

Market Outlook
   In general, we have a cautiously optimistic view of the mortgage-backed securities market in the near term. In the ARM sector, we expect spreads to remain stable due to strong investor demand and limited supply. Given the environment of declining rates for the past few months, we will continue to emphasize seasoned one-year CMT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GS Short Duration Government Fund (continued)


-------------------------------------------------------------------------------
ARMs due to the relative prepayment stability that these securities offer. Though we have a neutral outlook for the CMO market, we continue to find areas that offer attractive investment opportunities. In the mortgage pass-through market, we believe the recent widening of yield spreads during September and October has been somewhat overdone, but we will remain vigilant to an increase in prepayments that may result from a further decline in interest rates. We will continue to actively allocate the portfolio's assets among the various fixed income sectors as their relative value changes throughout the coming year.

Distribution Policy

      During the period under review, the fund's Institutional shares paid out distributions of $0.63 per share. From their inceptions through October 31, 1996, the fund's Administration and Service shares distributed $0.39 per share and $0.32 per share, respectively. (The Administration shares opened on February 28, 1996 and the Service shares opened on April 10, 1996.) The fund distributes substantially all of its investment company taxable income, as required by tax law.

      We thank you for your support and look forward to continuing to meet your investment needs in the future.

Sincerely,

/s/Jonathan A. Beinner

Jonathan A. Beinner


/s/James B. Clark

James B. Clark

Portfolio Managers
GS Short Duration Government Fund
November 29, 1996

Goldman Sachs Trust
--------------------------------------------------------------------------------
GS Short Duration Government Fund

October 31, 1996


--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1996. The performance for the GS Short-Term Government Fund based on the Fund's normal minimum initial investment of $50,000, is compared to its benchmarks, the U.S. 2-Year Treasury Bill ("2-Year T-Bill") and the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index ("Lehman Short (1-3) Gov't Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                        HYPOTHETICAL $50,000 INVESTMENT

                             [CHART APPEARS HERE]

                           Institutional Shares(a)

          Institutional Shares   2-Year\r T-Bill        Lehman Short (1-3)rGov't
  9/1/88                  50,000                 50,000         50,000
10/31/88                  51,283                 51,057         51,091
10/21/89                  55,940                 55,412         55,919
10/31/90                  60,543                 59,876         60,861
10/31/91                  67,161                 66,615         67,699
10/31/92                  71,365                 72,161         73,208
10/31/93                  75,326                 76,335         77,446
10/31/94                  76,072                 77,058         78,339
10/31/95                  82,895                 84,009         85,256
10/31/96                  88,507                 88,756         90,346


                             Administration Shares

                             [CHART APPEARS HERE]


           Administration Shares  2-Year\rT-Bill       Lehman Short (1-3)rGov't
 2/28/96                  50,000                50,000                   50,000
10/31/96                  52,000                51,805                   51,760

                                Service Shares
                             [CHART APPEARS HERE]

            Service Shares        2-Year\rT-Bill       Lehman Short (1-3)rGov't
 4/10/96                  50,000                50,000                   50,000
10/31/96                  52,175                51,855                   52,110


                     -----------------------------------------------------------
                                 Average Annual Total Return
                     -----------------------------------------------------------
                        One Year      Five Year           Since Inception(b)
--------------------------------------------------------------------------------
Institutional shares     6.75%          5.6%                    7.24%
--------------------------------------------------------------------------------
Administrative shares    N/A            N/A                     4.00(c)
--------------------------------------------------------------------------------
Service shares           N/A            N/A                     4.35(c)
--------------------------------------------------------------------------------

/a/ For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's commencement of operations.
/b/ The Institutional, Administration and Service shares commenced operations
    August 15, 1988, February 28, 1996 and April 10, 1996, respectively.
/c/ An aggregate total return (not annualized) is shown instead of an average annual total return since the Administration and Service shares have not completed a full twelve months of operations.



--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GS Short Duration Government Fund
October 31, 1996

--------------------------------------------------------------------------------
Principal                  Interest        Maturity
 Amount                      Rate            Date                Value
================================================================================
Mortgage Backed Obligations--82.4%

Adjustable Rate Federal Home Loan Mortgage Corp.
   (FHLMC)(a)--14.2%

$  1,208,677                 6.00%         11/15/16        $   1,198,196
   1,941,838                 7.54          12/01/18/(b)/       1,994,248
   8,544,958                 7.73          02/01/22/(b)/       8,913,502
   2,234,941                 7.56          08/01/22            2,331,334
--------------------------------------------------------------------------------
                                                           $  14,437,280
--------------------------------------------------------------------------------
Adjustable Rate Federal National Mortgage Association
   (FNMA)(a)--6.2%

$    389,769                 9.00%         12/01/97        $     402,558
   2,732,146                 7.80          11/01/14/(b)/       2,849,984
   3,025,230                 7.48          08/01/22/(b)/       3,093,842
--------------------------------------------------------------------------------
                                                           $   6,346,384
--------------------------------------------------------------------------------
Fixed Rate Federal National Mortgage Association (GNMA)--3.5%

$  1,093,610                 6.00%         06/01/09/(b)/   $   1,065,244
   2,058,384                 6.00          10/01/09/(b)/       2,004,994
     540,970                 6.00          10/01/08/(b)/         526,938
--------------------------------------------------------------------------------
                                                           $   3,597,176
--------------------------------------------------------------------------------
Fixed Rate Government National Mortgage Association--3.3%

$  3,040,068                10.00%         12/15/17/(b)/   $   3,338,359
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations (CMOs)--55.3%
Inverse Floater(a)--5.7%
FHLMC Series 1296, Class J
$    890,613                11.93%         07/15/99/(b)/   $     948,502

FHLMC Series 1325, Class B
   2,416,565                 6.06          07/15/97/(b)/       2,421,833

FHLMC Series 1325, Class C
   1,028,325                 7.56          07/15/97/(b)/       1,034,598

FNMA Remic Trust 1991-127, Class S
     144,496                12.98          09/25/98              153,084

FNMA Remic Trust, Series 1992-62, Class S
   1,212,115                10.00          05/25/99            1,241,097
--------------------------------------------------------------------------------
                                                           $   5,799,114
--------------------------------------------------------------------------------
Inverse Floating Rate - Interest Only(a)--0.3%
FHLMC Series 1684, Class JD
$  2,801,277(c)              3.66%         08/15/20/(b)/   $     199,759
FNMA Remic Trust 1993-110, Class SC
   2,597,458(c)              3.46          04/25/19/(b)/         126,990
--------------------------------------------------------------------------------
                                                           $     326,749
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal                  Interest        Maturity
 Amount                      Rate            Date                Value
--------------------------------------------------------------------------------
Mortgage Backed Obligations (continued)
Collateralized Mortgage Obligations (continued)
Planned Amortization Class (PAC CMOs)--11.1%
FHLMC Series 1584, Class E
$  3,000,000                 5.75%         10/15/16/(b)/   $   2,954,040
FNMA Remic Trust 1992-138, Class C
   2,350,000                 6.00          12/25/18/(b)/       2,325,020
GNMA Remic Trust 1996-6, Class PB
   6,000,000                 6.50          06/16/09            6,038,400
--------------------------------------------------------------------------------
                                                           $  11,317,460
--------------------------------------------------------------------------------
Planned Amortization Class Interest-Only (PAC IO) CMOs--0.6%
FHLMC Series 1552, Class JE
$ 10,552,245/(c)/            7.00%         02/15/14/(b)/   $     590,926
--------------------------------------------------------------------------------
Planned Amortization Class Ioette CMOs--0.5%
FNMA Remic Trust 1992-198, Class K
$     42,908/(c)/           16.00%         12/25/15        $     547,555
--------------------------------------------------------------------------------
Regular Floater (a)--9.9%
FHLMC Series 1684, Class F
$  5,000,000                 5.75%         08/15/20/(b)/   $   4,818,750
FHLMC Series 1684, Class JC
   2,801,277                 5.34          08/15/20/(b)/       2,737,352
FNMA Remic Trust 1993-110, Class FC
   2,597,459                 5.54          04/25/19/(b)/       2,565,796
--------------------------------------------------------------------------------
                                                           $  10,121,898
--------------------------------------------------------------------------------
Sequential Fixed Rate CMOs--27.1%
FHLMC Series 1033, Class G
$  2,000,000                 8.00%         01/15/06/(b)/   $   2,095,620
FHLMC Series 1296, Class I
   2,493,715                 5.24          07/15/99/(b)/       2,481,546
FHLMC Series 174, Class Z
   3,757,885                10.00          08/15/21            4,189,703
FNMA Remic Trust 1988-12, Class A
   4,076,171                10.00          02/25/18/(b)/       4,350,090
FNMA Remic Trust 1988-12, Class B
   3,218,030                 4.47          02/25/18/(b)/       3,081,585
FNMA Remic Trust 1989-12, Class X
   1,955,861                10.00          12/25/14/(b)/       2,021,246
FNMA Remic Trust 1989-18, Class B
   1,312,493                 9.50          01/25/04            1,359,730

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GS Short Duration Government Fund (continued)

October 31, 1996


--------------------------------------------------------------------------------
          Principal        Interest        Maturity
           Amount            Rate            Date              Value
================================================================================
Mortgage Backed Obligations(continued)
Collateralized Mortgage Obligations(continued)
Sequential Fixed Rate CMOs (continued)
      $   4,628,657          7.75%         10/25/18 (b)    $   4,699,707
FNMA Remic Trust 1992-44, Class CA
          3,000,000         12.00          08/25/20/(b)/       3,394,800
--------------------------------------------------------------------------------
                                                           $  27,674,027
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations                  $  56,377,729
--------------------------------------------------------------------------------
Total Mortgage Backed Obligations
   (Cost $83,545,715)                                      $  84,096,928
--------------------------------------------------------------------------------
U.S. Treasury Obligations--15.7%
United States Treasury Notes
      $   5,150,000          5.88%         04/30/98        $   5,166,068
         10,900,000          5.13          06/30/98/(b)/      10,804,620
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $15,894,705)                                      $  15,970,688
--------------------------------------------------------------------------------
Repurchase Agreement--1.0%
Joint Repurchase Agreement Account
      $   1,000,000          5.58%         11/01/96/(b)/   $   1,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $1,000,000)                                       $   1,000,000
--------------------------------------------------------------------------------
Total Investments
   (Cost $100,440,420(d))                                  $ 101,067,616
================================================================================
Futures contracts open at October 31, 1996 are as follows:

                             Number of
                             Contracts
                                Long            Settlement        Unrealized
          Type               (Short)(e)           Month           Gain (Loss)
-------------------------  --------------  ------------------  ----------------
Euro Dollars                     40          December 1996         $28,000
Euro Dollars                     29          March 1997             34,650
Euro Dollars                     37          June 1997              38,950
Euro Dollars                     47          September 1997         68,625
Euro Dollars                     45          December 1997          80,375
Euro Dollars                     35          March 1998             25,250
Euro Dollars                     20          June 1998               9,000
2 Year U.S. Treasury Notes       71          December 1996          87,859
5 Year U.S. Treasury Notes      (89)         December 1996        (173,203)
10 Year U.S. Treasury Notes     (44)         December 1996        (131,781)
20 Year U.S. Treasury Notes      (7)         December 1996         (34,844)
                                                                 --------------
                                                                   $32,881
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------

================================================================================
Federal Income Tax Information:
Gross unrealized gain for investments in which
   value exceeds cost                                              $    826,961
Gross unrealized loss for investments in which
   cost exceeds value                                                  (213,881)
--------------------------------------------------------------------------------
Net unrealized gain                                                $    613,080
================================================================================
/(a)/Variable rate security. Coupon rate disclosed is that which is in effect at
     October 31, 1996.
/(b)/Portions of these securities are being segregated for futures margin requirements.
/(c)/Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
/(d)/The aggregate cost for federal income tax purposes is $100,454,536. /(e)/Each Euro Dollar contract represents $1,000,000 in notional par value. Each
     2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year U.S. Treasury Note, 10-Year U.S. Treasury Note, and 20-Year U.S. Treasury Note contract represents $100,000 in notional par value. The total notional amount and market value are $253,200,000 and $89,469,788, respectively. The determination of notional amounts and market value as presented here are indicative only of volume of activity and not a measure of market risk.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GS Short Duration Tax-Free Fund




--------------------------------------------------------------------------------
Investment Objective
      The GS Short Duration Tax-Free Fund seeks to provide a high level of current income exempt from regular federal income tax, consistent with relatively low principal volatility, through investments in municipal securities rated single-A or better or deemed to be of comparable quality. Under normal interest rate conditions, the fund's duration will be within one-half year of its benchmark, the Lehman Brothers Three-Year Municipal Bond Index. The fund's approximate interest rate sensitivity is comparable to that of a three-year bond.

After a Weak Start, the Municipal Bond Market Strengthened
      The municipal bond market outperformed Treasuries during the 12-month period under review, though both markets came under pressure when rates rose during the first half of 1996. The average price of a three-year municipal bond (as calculated from data provided by Municipal Market Data, an independent municipal market information provider) fell slightly (0.14%), while yields rose from 4.10% on October 31, 1995 to 4.15% on October 31, 1996.
      The municipal bond market began the period under review on a weak note. Tax reform uncertainty impacted investor demand during November and December 1995, while municipal bond supply was high due to seasonably heavy year-end issuance. The market environment improved during January and February 1996, when fading tax reform concerns helped to revive investor interest in the sector and issuance declined. From March through the end of the period, the market's technical balance was generally healthy, though occasional spikes in supply periodically overwhelmed demand and briefly impacted performance. The largest of these surges occurred in June when supply rose to its highest level since late 1995, but subsequently both new issuance and secondary supply fell dramatically from July through September.
      On the demand side, interest in municipal bonds was generally stable until late summer and early fall. Demand from individual investors (who control approximately 65% of municipal bond ownership either through mutual funds or direct investment) began to decline when interest rates declined and municipal yields fell below the psychologically significant 6% level. In addition, property/casualty companies (which control approximately 10% of municipal bond ownership) also dropped out of the market because the sector had become somewhat unattractive relative to Treasuries. The supply drought finally abated in October when many issuers sought to take advantage of lower interest rates, and a continued weakness in demand caused municipals to underperform taxable bonds for the month.

Municipal Bond Yield Curve

                           [LINE GRAPH APPEARS HERE]

The yield curve steepened at the short end and shifted downward at the longer end.

Performance Review
      The performance of the fund's Institutional shares was in line with the benchmark, the Lehman Brothers Three-Year Municipal Bond Index (the "Index"), for the 12-month period ended October 31, 1996. The Administration and Service shares also performed well, but slightly lagged the benchmark.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GS Short Duration Tax-Free Fund (continued)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance Summary:                         October 31, 1995 - October 31, 1996
--------------------------------------------------------------------------------
                                                             Lehman Brothers
                            Institu-  Adminis-                    3-Year
                             tional   tration    Service   Municipal Bond Index
                            --------  --------   -------   ---------------------
Total Return (based on net    4.50%    4.24%      3.98%            4.51%
   asset value)
--------------------------------------------------------------------------------
   Return From                4.30%    4.04%      3.78%              NA
      Monthly
      Distributions
--------------------------------------------------------------------------------
   Return From Price          0.20%    0.20%      0.20%              NA
      Appreciation
--------------------------------------------------------------------------------
NAV (as of 10/31/96)         $9.96    $9.96      $9.97               NA
--------------------------------------------------------------------------------
NAV Change                  +$0.02   +$0.02     +$0.02               NA
--------------------------------------------------------------------------------

      The fund's positive performance during the period was primarily due to our emphasis on higher yielding revenue bonds, as well as successful selection of specific securities and relative value trades. As always, we did not make any bets on the direction of interest rates, but rather kept the fund's duration in line with the Index, occasionally using Treasury futures to actively manage sector allocation.
      In our search for incremental yield, we focused on three types of bonds. The first category was relatively generic, highly liquid securities; the second included slightly less liquid issues such as insured hospital bonds and letter-of-credit-backed debt; and the last area was "story" bonds, such as uninsured hospital and electric utility issues and multifamily housing revenue bonds, whose value is often unrecognized by the market because they are unique or generally not well understood. We identified attractive investment opportunities for the third category through our extensive credit analysis.
      We are pleased to report that the fund's Institutional shares ranked first out of 26 funds in Lipper Analytical Services, Inc.'s short-intermediate municipal debt category for the 12-month period ended October 31, 1996 based on total return. (Lipper did not rank the fund's Administration and Service shares. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.) In addition, as of October 31, 1996, the fund's Institutional shares were rated "five stars" by Morningstar, Inc., its highest rating./1/

Portfolio Composition and Investment Strategies:
Revenue Bonds Dramatically Increased

  Portfolio Composition as of October 31, 1996*

                           [PIE CHART APPEARS HERE]

                           General Obligations 3.0%
                        Variable Rate Demand Notes 4.7%
                       Insured General Obligations 12.6%
                          Insured Revenue Bonds 24.2%
                              Revenue Bonds 55.5%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.


----------------------------
1 Source: (C) 1996 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/96. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Institutional shares received five stars and were rated among 1,038 municipal bond funds for the three-year period. For the one-year period, the Institutional shares received five stars and were rated among 1,728 municipal bond funds. 10% of the funds receive the five-star rating. The Morningstar rating applies only to the fund's Institutional shares; the fund's Administration and Service shares have not been rated. Administration and Service shares are subject to additional fees that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against their peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GS Short Duration Tax-Free Fund (continued)


--------------------------------------
 .     Revenue Bonds. As of October 31, the portfolio's combined position in insured and uninsured revenue bonds was significantly overweighted compared with the Index, 79.7% versus 35.8%. We substantially increased the portfolio's total revenue bond allocation (from 29.2% a year ago) because our emphasis on credit analysis enabled us to identify attractive revenue bonds that offered higher incremental yield than was available from general obligation bonds. (Revenue bonds pay interest and principal out of a specific revenue stream, such as sales taxes, hospital charges, tolls, electric rates and airport fees.)

 .     General Obligation (GO) Bonds. The fund's allocation in insured and uninsured GO bonds was dramatically cut during the period to 15.6% of the portfolio, down from 51.0% a year ago and significantly underweighted versus the Index's 55.5%. GOs are backed by the general taxing power of a municipality and are typically higher credit quality but lower yielding than revenue bonds.

 .     Variable Rate Demand Notes (VRDNs). VRDNs are high-quality cash equivalents that we used to manage the portfolio's excess liquidity. VRDNs were a 4.7% position, down from 10.0% a year ago.

 .     Pre-refunded Bonds. Over the course of the year, we trimmed the fund's holdings in pre-refunded bonds (9.8% as of October 31, 1995). In October, we sold the fund's remaining position in the sector in favor of revenue bonds that offered more attractive yields.


 .     Duration. As of October 31, the fund's duration was in line with that of the Index at 2.7 years.

 .     Credit Quality. During the year, the fund's credit quality allocations shifted. We reduced the portfolio's allocation in triple-A-rated GOs in favor of single-A-rated revenue bonds, which allowed us to maintain the fund's targeted double-A-rated average credit quality and liquidity while achieving higher overall yields. We structured the portfolio's credit-quality allocation like a "barbell," emphasizing higher credit quality securities in the four- to five-year maturity range and lower relative credit quality securities in the one- to three-year maturity range. As of October 31, more than half of the portfolio was invested in triple-A-rated bonds (52.7%), while double-A- and single-A-rated securities accounted for 20.1% and 27.2%, respectively.

Market Outlook
      We have a bullish long-term outlook for municipal bond supply, since new money issuance (bonds issued for purposes other than refunding older debt) tends to be stable and grows at the same rate as GDP. In addition, we do not anticipate a significant increase in refunding unless interest rates drop substantially. On the demand side, investor interest is likely to remain healthy, as we believe that two to four more years of divided government (a Democratic president and a Republican-controlled Congress) should avert any significant tax reform that would threaten municipal bonds' tax-exempt status.

Distribution Policy
      Dividends are declared daily and paid on a monthly basis. During the 12-month period ended October 31, 1996, the fund's Institutional, Administration and Service shares paid out monthly distributions totaling approximately $0.42, $0.39 and $0.37 per share, respectively. The fund intends to distribute substantially all of its investment company tax-exempt income, as required by tax law.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GS Short Duration Tax-Free Fund (continued)



--------------------------------------------------------------------------------
      We value your continued confidence in the GS Short Duration Tax-Free Fund and look forward to reporting on the fund's progress in the coming year.

Sincerely,

/s/ Benjamin S. Thompson

Benjamin S. Thompson

/s/ Elisabeth Schupf Lonsdale

Elisabeth Schupf Lonsdale

Portfolio Managers
GS Short Duration Tax-Free Fund
November 29, 1996


--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
GS Short Duration Tax-Free Fund

October 31, 1996

--------------------------------------------------------------------------------

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1996. The performance for the GS Short Duration Tax-Free Fund based on the Fund's normal minimum initial investment of $50,000, is compared to its benchmark, the Lehman Brothers 3-Year Municipal Bond Index ("3-Year Bond Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                     HYPOTHETICAL $50,000 INVESTMENT/(a)/


                          [GRAPH APPEARS HERE]
                          Institutional Shares


                       Institutional Shares         3yr Bond Index
--------------------------------------------------------------------------------
 10/1/92                                50000                  50000
--------------------------------------------------------------------------------
10/31/92                                49830                  49805
--------------------------------------------------------------------------------
10/31/93                                53333                  53102
--------------------------------------------------------------------------------
10/31/94                                53424                  53825
--------------------------------------------------------------------------------
10/31/95                                56618                  58023
--------------------------------------------------------------------------------
10/31/96                                59172                  60646
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]
                             Administration Shares


                       Admin                        3yr Bond Index
--------------------------------------------------------------------------------
  6/1/93                                50000                  50000
--------------------------------------------------------------------------------
10/31/93                                51088                  51144
--------------------------------------------------------------------------------
10/31/94                                51031                  51840
--------------------------------------------------------------------------------
10/31/95                                53971                  55884
--------------------------------------------------------------------------------
10/31/96                                56265                  58410
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]
                                Service Shares


                       Service                      3yr Bond Index
--------------------------------------------------------------------------------
10/1/94                                 50000                  50000
--------------------------------------------------------------------------------
10/31/94                                49810                  49880
--------------------------------------------------------------------------------
10/31/95                                52594                  53771
--------------------------------------------------------------------------------
10/31/96                                54693                  56201
--------------------------------------------------------------------------------


                               ------------------------------------
                                 Average Annual Total Return
                               ------------------------------------
                                  One Year     Since Inception/(b)/
        -----------------------------------------------------------
        Institutional Shares       4.50%            4.21%
        -----------------------------------------------------------
        Administration Shares      4.24%            3.51%
        -----------------------------------------------------------
        Service Shares             3.98%            4.36%
        -----------------------------------------------------------

/(a)/For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations of the Administration and Service share classes.

/(b)/The Institutional, Administration and Service shares commenced operations
     October 1, 1992, May 20, 1993 and September 20, 1994, respectively.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
GS Short Duration Tax-Free Fund
October 31, 1996

--------------------------------------------------------------------------------
Principal          Interest          Maturity
 Amount              Rate              Date            Value
--------------------------------------------------------------------------------
Debt Obligation--98.2%

Alabama--2.8%
Selma, AL IDA for International Paper Co. PCRB (A-/A3)
$1,000,000           4.15%            07/15/08        $1,000,000
--------------------------------------------------------------------------------
Arkansas--3.8%
West Memphis, AR Public Utility System RB (MBIA) (NR/Aaa)
$1,310,000           5.25%(e)         12/01/00        $1,344,388
--------------------------------------------------------------------------------
Colorado--4.2%
Municipal Sub District of Northern Colorado Water Conservation Co.
 RB(AMBAC)(AAA/Aaa)
$1,435,000           5.75%            12/01/01        $1,508,845
--------------------------------------------------------------------------------
Connecticut--4.3%
Connecticut State Resource Recovery Authority Series A RB (AA-/NR)
$1,500,000           5.60%            11/15/99        $1,546,185
--------------------------------------------------------------------------------
Illinois--4.4%
Chicago, IL GO (MBIA) (AA/Aaa)
$1,500,000           5.40%            10/31/00        $1,547,670
--------------------------------------------------------------------------------
Kentucky--7.5%
Jefferson County, KY Trust Certificates (A+/NR)RB
$1,145,000           5.25%            03/01/99        $1,163,904
Pendleton County, KY LOC (Self Insurance)(NR/VMIG1)
 1,500,000           4.25             07/01/01         1,503,045
--------------------------------------------------------------------------------
                                                      $2,666,949
--------------------------------------------------------------------------------
Louisiana--7.4%
Louisiana Offshore Deepwater Part Authority Term B RB (A/Baa1)
$1,000,000           5.85%            09/01/00        $1,040,080
Louisiana State Refunding RB, Series A GO (FGIC) (AAA/Aaa)
 1,500,000           6.00             08/01/01         1,583,970
--------------------------------------------------------------------------------
                                                      $2,624,050
--------------------------------------------------------------------------------
New Jersey--4.0%
West Windsor/Plainsboro, NJ Regional School District (FGIC)
 (AAA/Aaa)
$1,400,000           5.25%            12/01/99        $1,436,750
--------------------------------------------------------------------------------
New York--6.8%
Municipal Assistance Corp. Refunding RB (AMBAC) (AAA/Aaa)
$1,000,000           6.00%            07/01/00        $1,051,690
Syracuse, NY IDA RB (AA/NR)
$1,365,000           4.60%            10/15/98        $1,369,491
--------------------------------------------------------------------------------
                                                      $2,421,181
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oklahoma--13.5%
Enid, OK Hospital Authority RB (Societe Generale LOC) (NR/Aa2)
$2,700,000           6.63%(a)         10/01/15        $2,747,115
Southern Oklahoma Memorial Hospital RB(b) (A/A)
 2,000,000           5.60             02/01/00         2,043,680
-------------------------------------------------------------------------------
                                                      $4,790,795
-------------------------------------------------------------------------------
Oregon--4.2%
Klamath Falls, OR Salt Caves Hydroelectic RB (SP1+/NR)
$1,500,000           4.50%            05/01/23        $1,507,980
-------------------------------------------------------------------------------
Pennsylvania--9.7%
Pennsylvania Intergovernmental Cooperative Authority Special Tax RB
  (FGIC) (AAA/Aaa)
$1,500,000           5.75%            06/15/00        $1,559,730
Philadelphia, PA Gas Works COPS (FSA) (AAA/Aaa)
 1,800,000           5.95             04/01/00         1,879,146
--------------------------------------------------------------------------------
                                                      $3,438,876
--------------------------------------------------------------------------------
Texas--11.4%
Bexar County, TX MFH Finance Corp. RB (CFMG) (NR/A3)
$1,500,000           4.88%            11/01/04        $1,502,220
Houston, TX Water & Sewer RB Series B (A/A)
 1,430,000           5.25             12/01/99         1,460,802
Port Neches, TX Independent School District GO (AAA/Aaa)
 1,000,000           7.00             02/15/01         1,092,480
-------------------------------------------------------------------------------
                                                      $4,055,502
-------------------------------------------------------------------------------
Virginia--5.0%
Petersburg, VA Hospital Authority RB (NR/A)
$1,760,000           5.50%            07/01/99        $1,798,157
-------------------------------------------------------------------------------
Washington--4.6%
Washington State Public Power Supply System RB, Series B (AA-/Aa1)
$1,500,000           7.20%            07/01/02        $1,623,044
-------------------------------------------------------------------------------
Wyoming--4.6%
Uinta County, WY School District GO, Series A (FSA) (AAA/Aaa)
$1,500,000           6.88%            06/01/00        $1,620,390
-------------------------------------------------------------------------------
  Total Debt Obligations
   (Cost $34,727,338)                                $34,930,762
===============================================================================

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
GS Short Duration Tax-Free Fund (continued)
October 31, 1996



--------------------------------------------------------------------------------
Principal               Interest               Maturity
 Amount                   Rate                   Date                 Value
================================================================================
Short-Term Obligations--4.5%

Illinois--0.6%
Illinois Development Finance Authority RB (AA+/A-1)/(c)/
$200,000                 3.55%                  01/1/96                 $200,000

Louisiana--3.9%
East Baton Rouge Parish PCRB (AAA/Aaa)/(c)/
$1,400,000               3.60%                  11/1/96               $1,400,000
--------------------------------------------------------------------------------
Total Short-Term Obligations
  (Cost $1,600,000)                                                  $ 1,600,000
--------------------------------------------------------------------------------
Total Investments
  (Cost $36,328,338)/(d)/                                            $36,530,762
================================================================================
Federal Income Tax Information:

Gross unrealized gain for investments in which
  value exceeds cost                                              $   204,715

Gross unrealized loss for investments in which
  cost exceeds value                                                   (2,291)
--------------------------------------------------------------------------------
Net unrealized gain                                               $   202,424
================================================================================

/(a)/Variable rate security. Coupon rate disclosed is that which is in effect at
     October 31, 1996.
/(b)/Portions of these securities are being segregated for when-issued securities.
/(c)/Securities with "Put" features with resetting interest rates. Maturity dates disclosed are the next reset interest dates.
/(d)/The amount stated also represents aggregate cost for federal income tax purposes.
/(e)/When-issued securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------

================================================================================
Investment Abbreviations:

AMBAC --Insured by American Municipal Bond Assurance Corp.
CFMG  --Credit Lyonnais Line of Credit
COPS  --Certificates of Participation
FGIC  --Insured by Financial Guaranty Insurance Co.
FSA   --Financial Security Assurance Co.
GO    --General Obligation
IDA   --Industrial Development Authority
LOC   --Letter of Credit
MBIA  --Insured by Municipal Bond Investors Assurance
NR    --Not Rated
PCRB  --Pollution Control Revenue Bond
RB    --Revenue Bond


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GS Core Fixed Income Fund

--------------------------------------------------------------------------------
Investment Objective

   The GS Core Fixed Income Fund seeks to achieve a total return consisting of capital appreciation and income that exceeds the total return of its benchmark, the Lehman Brothers Aggregate Bond Index (the "Index"), through a diversified portfolio of fixed income securities. The fund may invest in U.S. Treasury, agency, corporate, mortgage-backed and asset-backed securities, as well as in a limited amount of non-dollar-denominated fixed income securities. While the fund's performance will be measured against the Index, the portfolio is not required to hold the same securities or match the sector weightings of the Index. Every security in the portfolio must be rated at least investment grade by an independent rating agency or be considered to be of equivalent quality by Goldman Sachs Asset Management at the time it is purchased. The fund's approximate interest rate sensitivity is expected to be comparable to that of a five-year bond.

Performance Review

   During the period under review, the fund's Institutional shares outperformed the Index. The strong performance was primarily due to its investments in corporate bonds and emerging market debt. In addition, the fund also benefited from its mortgage-backed and asset-backed holdings when both sectors strengthened during the period.

   The fund fared well relative to its peers. For the 12-month period ended October 31, 1996, the fund's Institutional shares ranked in the top quartile (24th out of 96 funds) in Lipper Analytical Services, Inc.'s "corporate debt - BBB-rated" category based on total return. (Lipper did not rank the fund's Administration and Service shares for the period because they were in existence less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

   The fund's Administration and Service shares, which began operations on February 28, 1996 and March 13, 1996, respectively, achieved positive returns since their inceptions.

   During the period, the net asset value (NAV) of the fund's Institutional shares fell $0.15 due to the sharp rise in interest rates during the first half of 1996. Reflecting the fact that rates had already risen significantly, the NAV of the fund's Administration shares (which opened in February) also declined but not as significantly, while the NAV of the fund's Service shares (which opened in March) rose $0.09.

-------------------------------------------------------------------------------
Performance Summary
-------------------------------------------------------------------------------
                                   Institutional   Administration*    Service*
                                     (10/31/95-       (2/28/96-      (3/13/96-
                                      10/31/96)       10/31/96)       10/31/96)
-------------------------------------------------------------------------------
Total Return (based on                  5.98%           3.56%           4.90%
  net asset value)
-------------------------------------------------------------------------------
  Return From Monthly                   7.48%           4.27%           3.98%
    Distributions
-------------------------------------------------------------------------------
  Return From Price                    -1.50%          -0.71%           0.92%
    Depreciation/
    Appreciation
-------------------------------------------------------------------------------
Total Return of Lehman                  5.83%           3.74%           4.94%
  Brothers Aggregate
  Bond Index
-------------------------------------------------------------------------------
NAV (as of 10/31/96)                   $9.85           $9.84           $9.86
-------------------------------------------------------------------------------
NAV Change                            -$0.15          -$0.07          +$0.09
-------------------------------------------------------------------------------

*New share class opened during the period.

               Portfolio Composition and Investment Strategies

                 Portfolio Composition as of October 31, 1996*

                           [PIE CHART APPEARS HERE]

              Corporate Bonds                           26.6%
              Fixed Rate Mortgage Pass-Throughs         23.9%
              U.S. Treasuries                           19.5%
              ABSs                                      12.5%
              CMOs                                       9.8%
              Emerging Market Debt                       4.5%
              Repos/Cash Equivalents                     1.7%
              Agency Debentures                          1.5%

* The percentages shown are of total portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect portfolio holdings as a percentage of net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GS Core Fixed Income Fund (continued)

--------------------------------------------------------------------------------
 . Corporate Bonds. As of October 31, the fund's largest allocation was in corporate bonds, overweighted relative to the Index (26.6% versus 17.6%), which significantly benefited performance. Though corporate bonds began the period on a weak note due to the economic slowdown during November and December, the sector improved dramatically when companies reported positive earnings growth from January 1996 through the end of the period. Within the sector, we stressed industrial and financial issues. Industrials performed well due to the strengthening economy, while financials benefited from the relatively steep yield curve, which enabled issuers to borrow at lower, short-term rates and lend at higher, long-term rates.

 . Fixed Rate Mortgage Pass-Throughs. Fixed rate mortgage pass-throughs, a 23.9% position as of October 31, were underweighted compared with the Index (29.7%), with the remainder of the fund's mortgage-backed security allocation invested in collateralized mortgage obligations (CMOs). We emphasized seasoned premium mortgages, which have lower prepayment risk than recently issued mortgages. The sector suffered from high prepayments during November and December 1995, but conditions improved when interest rates rose sharply during the first half of 1996 and prepayments declined. Over the course of the year, these securities positively contributed to the fund's performance.

   During the period, we occasionally used mortgage dollar rolls to benefit from short-term supply and demand imbalances in the mortgage settlement process. (Mortgage dollar rolls refer to transactions that involve selling mortgage securities owned by the fund and simultaneously contracting to buy back similar mortgage securities with the same coupon on a specified future date -- usually one month forward.) At all times, we "cover" the mortgage dollar rolls by keeping cash or high-grade liquid debt securities equal to the dollar amount of the forward commitment in a segregated account with the fund's custodian.

 . CMOs. During the period, we increased the portfolio's CMO allocation to 9.8%, up from 2.0% a year earlier. Within the sector, we initiated a position in sequential-pay/support CMOs (5.1% as of October 31) and increased the portfolio's position in planned amortization class (PAC) CMOs to 3.5% from 0.9%. These securities were favored for their relative stability and attractive spreads compared with Treasuries, and they benefited performance during the period. The remaining CMO positions were inverse floaters, discussed below.

 . U.S. Treasuries and Repurchase Agreements/Cash Equivalents. The fund's allocation in U.S. Treasuries was reduced to 19.5% from 24.7% a year ago. We significantly underweighted Treasuries relative to the benchmark (45.2%) to focus on other sectors that offered more attractive relative value. In addition, repurchase agreements/cash equivalents accounted for 1.7% of the portfolio, up from 0.4% a year ago.

 . Asset-Backed Securities (ABSs). We increased the fund's allocation in ABSs to 12.5%, up from 9.9% a year ago. The ABS position consisted of short-term, high-credit-quality issues primarily backed by credit card loans, as well as smaller positions in automobile loan debt and other receivables, that offered incremental yield over similar-duration Treasuries. When the period under review began, the ABS market was weak due to uncertainty regarding credit card delinquencies, but those concerns waned and the sector strengthened from January through October. The supply of ABSs was robust during the period, with a wide variety of innovative new issues across a range of maturities, collateral types and structures. Despite the increased issuance, the technical balance of the ABS market remained favorable due to heavy investor demand from foreign banks, insurance companies and an increasing number of corporate "crossover" accounts.
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
GS Core Fixed Income Fund (continued)

--------------------------------------------------------------------------------
 . Emerging Market Debt. The portfolio's investments in emerging market debt (4.5%) performed extremely well during the period. We carefully managed the fund's exposure in the sector by stressing higher credit-quality, short-duration bonds. Geographically, we emphasized Latin American countries because we believe this region has the best risk/reward characteristics. During the period, we focused on bonds from Chile, Colombia and the Andean region development bank. We also initiated a new position in investment-grade Mexican bonds.

 . Agency Debentures. Agency debentures, a small position (1.5%), added to the portfolio's diversification and contributed incremental yield. However, we underweighted the sector relative to the Index (6.5%) because our analysis indicated that it did not adequately compensate us given its level of risk.

 .  Duration. As of October 31, the fund's duration matched that of the Index at
4.7 years. Rather than attempting to predict the direction of interest rates, we manage the fund's duration to approximate that of the Index, partly through the use of financial futures. We seek to add incremental return over the Index through sector weighting and individual security selection.

 . Credit Quality. More than half of the portfolio was invested in government and agency securities (51 .1%), with another 12.6% invested in triple-A-rated securities. The remainder of the portfolio was made up of double-A-rated securities (2.7%), single-A-rated securities (12.5%), triple-B-rated securities (19.4%) and cash equivalents
(1.7%).

 . Prudent Use of Derivatives. As noted, the portfolio held positions in asset-backed securities (12.5%), sequential-pay/support CMOs (5.1%) and PAC CMOs (3.5%), which are all typically considered to be lower risk derivatives. In addition, we held a 1.2% position in inverse floaters, which are securities whose coupons reset in the opposite direction from interest rate movements. These securities performed well during the period, offering incremental yield over Treasuries.

Market Outlook

   We are somewhat cautious on the corporate bond sector as it has become expensive relative to Treasuries, but expect the sector to continue to benefit from strong technical and fundamental factors. We intend to continue to overweight industrial and financial issues and underweight utilities due to their regulatory and competitive pressures. In the mortgage pass-through market, certain segments are attractively valued, and we believe that our current seasoned holdings should fare well relative to other sectors if interest rates were to continue to fall and increase the level of prepayments. We are cautiously optimistic on the ABS market, where we expect the sector's significant spread premiums relative to comparably rated corporate securities to continue to buoy investor demand. In addition, Fed surveys indicate that banks have been tightening their underwriting standards over the last three quarters, which should help to allay lingering investor concerns surrounding consumer credit card delinquencies. Finally, we remain optimistic on the prospects for the relative performance of emerging market debt, which continues to offer good value compared with other asset classes. Overall, the economic trends in emerging markets appear to be headed in the right direction and the globalization of financial markets is likely to increase investor interest in the sector. During the coming year, we will continue to actively allocate the portfolio's assets among the various fixed income sectors as their relative value changes.

Distribution Policy

   During the 12-month period under review, the fund's Institutional shares distributed $0.72 per share. From their inceptions through October 31, the fund's Administration and Service shares paid out $0.41 and $0.38 per share, respectively. (The Administration shares' inception date was on February 28, 1996, and the Service shares' inception date was on March 13, 1996.) Dividends are
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GS Core Fixed Income Fund (continued)

--------------------------------------------------------------------------------
declared daily and paid on a monthly basis. As required by tax law, the fund distributes substantially all of its investment company taxable income.

  In closing, we appreciate your investment and look forward to serving you in the future.

Sincerely,

/s/ Jonathan A Beinner

Jonathan A Beinner

/s/ Richard H. Buckholz

Richard H. Buckholz

/s/ C. Richard Lucy

C. Richard Lucy

/s/ Stephen R. Warren

Stephen R. Warren

Portfolio Managers
GS Core Fixed Income Fund
November 29, 1996
--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------

GS Core Fixed Income Fund
--------------------------------------------------------------------------------
October 31, 1996
--------------------------------------------------------------------------------


In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1996. The performance for the GS Core Fixed Income Fund based on the Fund's normal minimum initial investment of $50,000, is compared to its benchmark, the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate Index"). All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                         HYPOTHETICAL $50,000 INVESTMENT

[GRAPH APPEARS HERE]        [GRAPH APPEARS HERE]         [GRAPH APPEARS HERE]

Institutional Shares/(a)/   Administration Shares         Service Shares

  1/5/94        50000       2/28/96          50000        3/13/96    50000
10/31/94        48500      10/31/96          51780       10/31/96    52450
10/31/95        56124
10/31/96        59492

Lehman Aggregate Index      Lehman Aggregate Index       Lehman Aggregate Index

  1/5/94        50000       2/28/96          50000        3/13/96    50000
10/31/94        46980      10/31/96          51870       10/31/96    52470
10/31/95        54332
10/31/96        57505


  ------------------------ -----------------------------------------------------
                                         Average Annual Total Return
  ------------------------ -----------------------------------------------------
                                    One Year                Since Inception/(a)/
  ------------------------ ---------------------------- ------------------------
  Institutional Shares                5.98%                      6.34%
  ------------------------ ---------------------------- ------------------------
  Administration Shares                N/A                       3.56/(b)/
  ------------------------ ---------------------------- ------------------------
  Service Shares                       N/A                       4.90/(b)/
  ------------------------ ---------------------------- ------------------------

(a) The Institutional, Administration and Service shares commenced operations January 5, 1994, February 28, 1996 and March 13, 1996, respectively

(b) An aggregate total return (not annualized) is shown instead of an average annual total return since the Administration and Service shares have not completed a full twelve months of operations.
--------------------------------------------------------------------------------

Statement of Investments
---------------------------------------------------------------------
GS Core Fixed Income Fund
October 31, 1996


---------------------------------------------------------------------
 Principal      Interest                 Maturity
  Amount          Rate                     Date               Value
=====================================================================
Corporate Bonds--26.8%
Finance Bonds--12.6%
BankAmerica Corp.
$   20,000       6.03%                   05/17/99         $   201,724
Bear Stearns Mortgage Securities, Inc.
 2,045,784       6.50                    03/28/09           1,903,048
Capital One Bank
   600,000       8.63                    01/15/97             603,000
   500,000       8.13                    02/27/98             511,610
Comdisco Inc.
   950,000       9.75                    01/15/97             956,717
   200,000       7.33                    03/06/97             201,112
Conseco Inc.
   340,000      10.50                    12/15/04             402,688
Continental Bank N.A.
   525,000      11.25                    07/01/01             565,971
Countrywide Funding Corp.
   125,000       6.08                    07/14/99             124,166
   250,000       8.43                    11/16/99             263,653
   250,000       7.75                    08/10/01             259,800
Ford Capital Corp.
   200,000       9.38                    01/01/98             207,584
   300,000       9.50                    07/01/01             333,960
General Motors Acceptance Corp.
   275,000       7.63                    03/09/98             281,064
   200,000       7.13                    05/10/00             204,238
   375,000       9.63                    12/15/01             422,483
Meditrust, Inc.
   240,000       7.82                    09/10/26             258,144
Security Pacific Corp.
   995,000      11.50                    11/15/00           1,268,429
Signet Banking Corp.
   240,000       9.63                    06/01/99             257,527
Washington Real Estate Corp.
   120,000       7.13                    08/13/03             120,307
---------------------------------------------------------------------
                                                          $ 9,247,225
---------------------------------------------------------------------
Industrial Bonds--13.7%
360 Communications Co.
$  525,000       7.13%                   03/01/03         $   520,312
Auburn Hills Trust
   210,000      12.00                    05/01/20             316,730
---------------------------------------------------------------------

---------------------------------------------------------------------
 Principal      Interest                 Maturity
  Amount          Rate                     Date               Value
=====================================================================
Corporate Bonds (continued)
Industrial Bonds (continued)
Cablevision Industries Corp.
$  150,000      10.75%                   01/30/02         $   162,534
Continental Airlines, Inc.
   349,679       7.75                    07/02/14             364,513
   569,776       8.56                    07/02/14             620,880
Ford Holdings, Inc.
   300,000       9.25                    03/01/00             325,581
Mitchell Energy & Development Corp.
   400,000       8.00                    07/15/99             410,020
News America Holdings, Inc.
   350,000       9.13                    10/15/99             375,340
   150,000       7.50                    03/01/00             154,083
Northwest Airlines Corp.
   167,795       8.26                    03/10/06             179,500
   575,000       8.97                    01/02/15             605,573
RJR Nabisco Inc.
   175,000       8.00                    07/15/01             175,334
   450,000       8.63                    12/01/02             456,467
Tele-Communications, Inc.
    50,000       6.46                    03/06/00              49,465
   300,000       8.25                    01/15/03             296,652
 1,135,000       6.27                    09/15/03           1,132,764
Tenneco Inc.
 1,175,000      10.00                    08/01/98           1,249,178
Time Warner, Inc.
 1,650,000       7.95                    02/01/00           1,708,410
   400,000       7.98                    08/15/04             409,452
U.S. Air Inc.
   560,072       6.76                    04/15/08             547,711
---------------------------------------------------------------------
                                                          $10,060,499
---------------------------------------------------------------------
Utility Bonds--0.5%
Central Maine Power Co.
$  330,000       7.45%                   08/30/99         $   329,248
---------------------------------------------------------------------
                                                          $   329,248
---------------------------------------------------------------------
Total Corporate Bonds
  (Cost $19,435,482)                                      $19,636,972
---------------------------------------------------------------------
Asset-Backed Securities--12.2%
Airplanes Pass Through Trust Series 1, Class C
$  155,000       8.15%                   03/15/19         $   159,816

---------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GS Core Fixed Income Fund (continued)

October 31, 1996


--------------------------------------------------------------------------------
       Principal              Interest               Maturity
        Amount                  Rate                   Date             Value
================================================================================
Asset-Backed Securities (continued)
Chevy Chase Auto Receivables Trust Series 1995-2, Class A
      $  232,121               5.80%                 06/15/02         $  231,466
Discover Card Master Trust, Series 1996-4, Class A
       1,910,000               5.76                  10/16/13          1,926,101
Discover Card Master Trust, Series 1996-4, Class B
       1,100,000               5.93                  10/16/13          1,100,000
General Motors Acceptance Corp. Series 1995, Class A
          99,367               7.15                  03/15/00            100,546
Navistar Financial Corp. Owner Trust, Series 1995-A, Class A2
         291,994               6.55                  11/20/01            293,725
Olympic Automobile Receivables Trust, Series 1994-B, Class A2
         314,669               6.85                  06/15/01            318,757
Premier Auto Trust Series 1995-1, Class A4
         360,000               7.85                  09/04/98            362,023
Premier Auto Trust Series 1995-1, Class A5
          80,000               7.90                  05/04/99             81,150
Sears Credit Account Master Trust, Series 1996-1, Class A
         680,000               6.20                  02/16/06            675,750
Sears Credit Account Master Trust, Series 1995-2, Class A
         550,000               8.10                  06/15/04            577,500
Sears Credit Card Master Trust, Series 1995-3, Class A
         300,000               7.00                  10/15/04            306,561
Standard Credit Card Trust, Series 1990-3, Class A
       1,120,000               9.50                  07/10/98          1,140,294
Standard Credit Card Trust, Series 1990-6, Class B
         900,000               9.63                  09/10/98            924,183
Standard Credit Card Trust, Series 1994-4, Class A
         680,000               8.25                  11/07/03            726,111
--------------------------------------------------------------------------------
Total Asset-Backed Securities
     (Cost $8,987,847)                                                $8,923,983
--------------------------------------------------------------------------------
Emerging Market Debt--3.9%
Bancoldex
      $  160,000               8.63%                 06/02/00         $  164,731
Corp. Andina de Fomento
         200,000               7.25                  04/30/98            202,294
          40,000               8.38                  07/29/01             40,698
Empresa Col Petroleos
         900,000               7.25                  07/08/98            904,563
Financiera Energy Nacional
         530,000               6.63                  12/13/96            534,400
         160,000               9.38                  06/15/06            165,234
--------------------------------------------------------------------------------
Emerging Market Debt (continued)

Instituto de Fomento Industrial
      $   80,000               8.38%                 07/29/01         $   81,397
Korea Electric Power
         266,952               7.40                  04/01/16            269,197
YPF Sociedad Anonima
         456,886               7.50                  10/26/02            463,036
--------------------------------------------------------------------------------
Total Emerging Market Debt
   (Cost $2,799,425)                                                  $2,825,550
--------------------------------------------------------------------------------
Government Bonds--0.9%
Province of Quebec
      $  520,000              13.25%                 09/15/14         $  630,058
--------------------------------------------------------------------------------
Total Government Bonds
   (Cost $653,628)                                                    $  630,058
--------------------------------------------------------------------------------
Mortgage Backed Obligations--31.1%
Federal Home Loan Mortgage Corp. (FHLMC((b)
      $4,500,000               7.50%                 TBA-30 Yr(b)     $4,515,435
       1,208,677               6.00                  TBA-30 Yr(b)      1,198,196
Federal National Mortgage Association (FNMA)
       1,000,000               7.00                  TBA-30 Yr(b)        980,930
       1,000,000               8.00                  11/15/16          1,020,000
         126,229               8.50                  06/01/06            131,790
         125,861               8.50                  09/01/06            131,406
         720,814               8.50                  03/01/10            752,213
         500,000               6.25                  07/25/18            492,810
         989,360               7.00                  02/01/26            970,493
       1,000,001               8.50                  07/01/26          1,034,681
FNMA Remic Trust, Series 1993-201G
       1,000,000               3.50                  05/25/19            871,560
GE Capital Mortgage Services, Inc. Series 1994-17, Class A10
       2,000,000               7.00                  05/25/24          1,842,500
Government National Mortgage Association (GNMA)
       1,000,000               7.00                  TBA-30 Yr(b)        980,620
       1,000,000               7.50                  TBA-30 Yr(b)      1,003,120
       3,000,000               8.00                  TBA-30 Yr(b)      3,067,500
       1,000,000               8.50                  TBA-30 Yr(b)      1,038,120
         342,966               8.00                  02/15/17            356,042
         850,876               7.50                  03/15/23            857,785

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------
GS Core Fixed Income Fund   (continued)
October 31, 1996

----------------------------------------------------------------------
 Principal            Interest          Maturity
   Amount               Rate              Date             Value
======================================================================

Mortgage Backed Obligations(continued)
Government National Mortgage Association (GNMA)--(continued)
$    512,583             7.00%         08/15/23          $   505,699
     124,369             7.50          08/15/23              125,379
Prudential Home Mortgage Securities Corp., Series 1992-39 A8
   1,000,000             7.74          12/25/07              892,270
----------------------------------------------------------------------
Total Mortgage Backed Obligations
   (Cost $22,482,170)                                    $22,768,549
----------------------------------------------------------------------
Sovereign Credit--1.3%
United Mexican States
$    650,000             7.69%         08/06/01          $   658,769
State of Israel
     300,000             6.38          12/15/05              286,611
----------------------------------------------------------------------
Total Sovereign Credit
   (Cost $926,260)                                       $   945,380
----------------------------------------------------------------------
U.S. Government Agency Obligations--1.5%
Federal Home Loan Mortgage Corp. (FHLMC)
$    300,000             8.20%         01/16/98          $   301,734
     250,000             6.83          09/18/02              249,023
Resolution Funding Corp. Principal-Only Stripped Securities/(c)/
   1,790,000             7.08          10/15/20              335,392
   1,140,000             7.08          01/15/21              210,136
----------------------------------------------------------------------
Total U.S. Government Agency Obligations
   (Cost $1,058,170)                                     $ 1,096,285
----------------------------------------------------------------------
U.S. Treasury Obligations--19.3%
United States Treasury Bonds
$  3,900,000             8.75%         05/15/17          $ 4,772,625
      30,000             8.88          08/15/17               37,153
     150,000             8.75          08/15/20              185,180
     120,000             7.88          02/15/21              135,900
United States Treasury Interest-Only Stripped Securities/(d)/
   2,250,000             6.69          08/15/09              968,063
     350,000             6.75          11/15/10              137,736
United States Treasury Notes
   1,200,000             5.88          04/30/98            1,203,744
   3,250,000             6.88          08/31/99            3,331,250
     100,000             6.13          07/31/00              100,375
   2,090,000             7.88          11/15/04            2,293,775
United States Treasury Principal-Only Stripped Securities/(c)/
      40,000             5.54          11/15/97               37,792
     590,000             6.41          11/15/04              354,885
   2,920,000             6.95          05/15/20              581,460
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $13,792,338)                                    $14,139,938
----------------------------------------------------------------------
Repurchase Agreements--19.0%
Joint Repurchase Agreement Account/(a)/
$ 13,900,000             5.58%         11/01/96          $13,900,000
----------------------------------------------------------------------
Total Repurchase Agreements
   (Cost $13,900,000)                                    $13,900,000
----------------------------------------------------------------------
Total Investments
   (Cost $84,035,320/(e)/)                               $84,866,715
======================================================================

Futures contracts open at October 31, 1996 are as follows:

                           Number of
                           Contracts     Settlement      Unrealized
          Type             Long (f)        Month            Gain
------------------------- ------------ ---------------  ------------
Euro Dollars                     5     December 1996       $5,125
Euro Dollars                     5     March 1997           6,875
Euro Dollars                     3     September 1997         825
Euro Dollars                     5     June 1997            7,500
Euro Dollars                     5     June 1998            3,625
5-Year U.S. Treasury
Notes                            7     December 1996        8,641
10-Year U.S. Treasury
Notes                           18     December 1996       65,625
=====================================================================
                                                          $98,216
                                                        -----------
Federal Income Tax Information:
Gross unrealized gain for investments in
   which value exceeds cost                             $ 993,383
Gross unrealized loss for investments in
   which cost exceeds value                              (243,229)
=====================================================================
Net unrealized gain                                     $ 750,154
---------------------------------------------------------------------

/(a)/Portions of these securities are being segregated for open TBA purchases, mortgage dollar rolls and futures.
/(b)/TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + / -2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
/(c)/The interest rate disclosed for these securities represents effective yields to maturity.
/(d)/Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated rate due to the amortization of related premiums.
/(e)/The aggregate cost for federal income tax purposes is $84,116,561. /(f)/Each Euro Dollar contract represents $1,000,000 in notional par value. Each
     5-Year U.S. Treasury Note and, 10-Year U.S. Treasury Note contract represents $100,000 in notional par value. The total notional amount and market value are $25,500,000 and $8,144,325, respectively. The determination of notional amounts and market value as presented here are indicative only of volume of activity and not a measure of market risk.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
October 31, 1996

--------------------------------------------------------------------------------

                                                                     GS Adjustable      GS Short         GS Short        GS Core
                                                                         Rate           Duration         Duration         Fixed
                                                                      Government       Government        Tax-Free         Income
                                                                         Fund             Fund             Fund            Fund
                                                                     ==============================================================
Assets:
Investments in securities, at value (cost $618,544,961, $100,440,420,
  $36,328,338 and $84,035,320, respectively)                          $617,783,125     $1O1,067,616     $36,530,762     $84,866,715
Receivables:
  Investment securities sold                                             9,023,710               --       2,639,947       4,512,122
  Interest                                                               6,238,391          962,570         560,207         981,011
  Fund shares sold                                                          93,534            9,761          48,407
  Variation margin                                                              --               --              --           5,475
Cash                                                                        23,482           85,863         133,870          70,206
Deferred organization expenses, net                                             --               --          20,748          53,352
Other assets                                                               186,057          127,499          66,001          66,089
-----------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                        633,348,299      102,253,309      39,999,942      90,554,970
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Dividends                                                              1,479,757          109,402          20,960          23,483
  Investment securities purchased                                        3,134,490               --       4,336,434      17,313,687
  Fund shares repurchased                                                  732,405           55,958          20,916           6,846
  Variation margin                                                          20,125              256              --              --
  Investment adviser fees                                                  210,539           34,534          11,033          22,677
  Transfer agent fees                                                       46,181               --           5,254           3,058
  Authorized dealer service fees                                             1,675               --              --              --
Accrued expenses and other liabilities                                      54,249           35,598          48,693          40,800
-----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                     5,679,421          235,748       4,443,290      17,410,551
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                                        680,810,713      115,128,671      39,403,964      72,421,889
Accumulated undistributed (distributions in excess of) net
  investment income                                                     (3,441,783)         770,624          90,133          33,551
Accumulated net realized loss on investment and futures
  transactions                                                         (49,082,170)     (14,541,811)     (4,139,869)       (240,632)
Net unrealized gain (loss) on investments and futures                     (617,882)         660,077         202,424         929,611
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets                                                         $627,668,878     $102,017,561     $35,556,652     $73,144,419
===================================================================================================================================
Net asset value, offering and redemption price per share
 Institutional shares                                                        $9.83            $9.83           $9.96           $9.85
 Administration shares                                                       $9.83            $9.85           $9.96           $9.84
 Service shares                                                                 --            $9.82           $9.97           $9.86
 Class A shares(a)                                                           $9.83               --              --              --
===================================================================================================================================
Shares Outstanding:
Institutional shares                                                    62,407,407       10,168,881       3,494,408       7,312,322
Administration shares                                                      385,738           25,537           4,845          71,240
Service shares                                                                  --          185,492          69,696          38,782
Class A shares                                                           1,091,335               --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Total shares of beneficial interest outstanding, $.001 par value
     (unlimited number of shares authorized)                            63,884,480       10,379,910       3,568,949       7,422,344
===================================================================================================================================

(a) Maximum public offering price per share (NAV per share x 1.0152) for Class A shares of GS Adjustable Rate Government Fund is $9.97
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Operations
October 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                           GS Adjustable     GS Short      GS Short       GS Core
                                                                                Rate         Duration      Duration        Fixed
                                                                             Government     Government     Tax-Free        Income
                                                                                Fund           Fund          Fund           Fund
                                                                          ==========================================================

Investment income:
Interest, net (a)                                                           $39,925,070     $7,068,555     $1,979,825    $4,292,039
------------------------------------------------------------------------------------------------------------------------------------
     Total income                                                            39,925,070      7,068,555      1,979,825     4,292,039
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                                                       2,535,709        514,200        169,796       246,568
Distribution fees                                                                30,905             --             --            --
Authorized dealer service fees                                                   30,905             --             --            --
Administration share fees                                                         9,833            107            129           751
Service share fees                                                                   --          1,222          2,322           422
Transfer agent fees                                                             278,337             --         16,980        24,657
Custodian fees                                                                  136,975         66,180         53,929        81,841
Professional fees                                                                86,751         56,020         54,712        53,340
Registration fees                                                                72,001         37,210         44,701        48,435
Amortization of deferred organization expenses                                   20,848             --         22,735        24,562
Trustees' fees                                                                    1,899          1,287            760           915
Other                                                                           106,857         59,952         65,554        30,136
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                           3,311,020        736,178        431,618       511,627
     Less--Expenses reimbursable and fees waived by Goldman Sachs              (417,768)      (272,069)      (238,097)     (233,065)
------------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                             2,893,252        464,109        193,521       278,562
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   37,031,818      6,604,446      1,786,304     4,013,477
------------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment and
   futures transactions:
Net realized gain (loss) from:
   Investment transactions                                                     (310,326)      (222,458)       367,144      (108,070)
   Futures transactions                                                      (2,192,298)      (345,361)       (35,506)     (145,350)
Net change in unrealized gain (loss) on:
   Investments                                                                6,892,986        661,003       (396,071)     (192,910)
   Futures                                                                      818,120        (41,385)            --       117,560
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)  on investment and futures
        transactions                                                          5,208,482         51,799        (64,433)     (328,770)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                   $42,240,300    $ 6,656,245    $ 1,721,871    $3,684,707
====================================================================================================================================
(a) Net of $1,314 in foreign withholding tax for the Core Fixed Income Fund.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
October 31, 1996

------------------------------------------------------------------------------------------------------------------------------
                                                                    GS Adjustable       GS Short     GS Short        GS Core
                                                                         Rate           Duration      Duration        Fixed
                                                                      Government       Government    Tax-Free         Income
                                                                         Fund             Fund         Fund            Fund
                                                                    ----------------------------------------------------------
From Operations:
Net investment income                                               $ 37,031,818       $6,604,446     $1,786,304    $4,013,477
Net realized gain (loss) from investment and futures transactions     (2,502,624)        (567,819)       331,638      (253,420)
Net change in unrealized gain (loss) on investments and futures        7,711,106          619,618       (396,071)      (75,350)
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations              42,240,300        6,656,245      1,721,871     3,684,707
------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income
   Institutional shares                                              (36,233,589)      (6,561,519)    (1,766,892)   (4,019,797)
   Administration shares                                                (220,450)          (2,548)        (2,032)      (19,144)
   Service shares                                                             --          (14,792)       (17,380)       (5,349)
   Class A shares                                                       (577,779)              --             --            --
In excess of net investment income
   Institutional shares                                               (1,304,006)              --             --            --
   Administration shares                                                  (7,930)              --             --            --
   Class A shares                                                        (20,794)              --             --            --
Net realized gain (loss) on investment, and future transactions
   Institutional shares                                                       --               --             --      (450,016)
------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                              (38,364,548)      (6,578,859)    (1,786,304)   (4,494,306)
------------------------------------------------------------------------------------------------------------------------------
From Share Transactions:
Net proceeds from sales of shares                                    406,586,374       42,019,441     22,248,684    21,976,567
Reinvestment of dividends and distributions                           18,181,648        4,153,816      1,401,492     4,315,748
Cost of shares repurchased                                          (477,107,914)     (47,993,112)   (46,918,400)   (7,840,575)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
    from shares transactions                                         (52,339,892)      (1,819,855)   (23,268,224)   18,451,740
------------------------------------------------------------------------------------------------------------------------------
    Total (decrease) increase                                        (48,464,140)      (1,742,469)   (23,332,657)   17,642,141
Net Assets:
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                   $676,133,018     $103,760,030    $58,889,309   $55,502,278
------------------------------------------------------------------------------------------------------------------------------
End of year                                                         $627,668,878     $102,017,561    $35,556,652   $73,144,419
------------------------------------------------------------------------------------------------------------------------------
Accumulated (distributions in excess of) undistributed
net investment income                                              $  (3,441,783)   $     770,624   $     90,133  $     33,551
------------------------------------------------------------------------------------------------------------------------------
Summary of Share Transactions:
   Shares sold                                                        41,534,978        4,293,467      2,233,482     2,244,430
   Reinvestment of dividends and distributions                         1,856,783          424,274        140,950       439,299
   Shares repurchased                                                (48,741,470)      (4,905,357)    (4,727,959)     (811,075)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                         (5,349,709)        (187,616)    (2,353,527)    1,872,654
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.
                                      32

Goldman Sachs Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended October 31, 1995

--------------------------------------------------------------------------------

                                                                              GS Adjustable     GS Short-Term
                                                                                   Rate           Government
                                                                                Government          Agency
                                                                               Agency Fund           Fund
                                                                              ==================================
From Operations:
Net investment income                                                          $ 42,586,453     $  8,885,667
Net realized gain (loss) from investment and futures transactions               (12,000,479)      (4,030,174)
Net change in unrealized gain on investments and futures                         16,138,367        5,735,691
----------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                        46,724,341       10,591,184
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income
   Institutional shares                                                         (42,629,917)      (8,684,213)
   Administration shares                                                           (278,448)         (11,164)
   Service shares                                                                        --               --
   Class A shares                                                                  (425,863)              --
In excess of net investment income
   Institutional shares                                                          (2,124,188)              --
   Administration shares                                                            (13,875)              --
   Class A shares                                                                   (21,220)              --
----------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                        (45,493,511)      (8,695,377)
----------------------------------------------------------------------------------------------------------------
From Share Transactions:
Net proceeds from sales of shares                                               456,762,969       49,034,023
Proceeds from reorganizations                                                    37,593,780               --
Reinvestment of dividends and distributions                                      21,273,685        4,993,443
Cost of shares repurchased                                                     (790,211,526)    (145,988,674)
----------------------------------------------------------------------------------------------------------------
     Net (decrease) increase in net assets resulting from share
        transactions                                                           (274,581,092)     (91,961,208)
----------------------------------------------------------------------------------------------------------------
     Total (decrease) increase                                                 (273,350,262)     (90,065,401)
Net Assets:
Beginning of year                                                               949,483,280      193,825,431
----------------------------------------------------------------------------------------------------------------
End of year                                                                    $676,133,018     $103,760,030
================================================================================================================
Accumulated (distributions in excess of) undistributed net investment
   income                                                                      $ (2,129,902)    $    708,450
================================================================================================================
Summary of Share Transactions:
   Shares sold                                                                   46,809,171        5,072,030
   Shares exchanged in reorganizations                                            3,843,169               --
   Reinvestment of dividends and distributions                                    2,181,117          516,178
   Shares repurchased                                                           (81,125,615)     (15,135,663)
----------------------------------------------------------------------------------------------------------------
Net (decrease) increase in shares outstanding                                   (28,292,158)      (9,547,455)
================================================================================================================

                                                                               GS Short       GS Core
                                                                               Duration        Fixed
                                                                               Tax-Free        Income
                                                                                 Fund           Fund
                                                                             ============================
From Operations:
Net investment income                                                          $ 2,814,454    $2,248,195
Net realized gain (loss) from investment and futures transactions                 (472,312)      921,130
Net change in unrealized gain on investments and futures                         1,270,197     1,663,176
---------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                        3,612,339     4,832,501
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
Net investment income
   Institutional shares                                                         (2,771,793)   (2,253,625)
   Administration shares                                                           (20,584)           --
   Service shares                                                                  (22,077)           --
   Class A shares                                                                       --            --
In excess of net investment income
   Institutional shares                                                                 --            --
   Administration shares                                                                --            --
   Class A shares                                                                       --            --
---------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                        (2,814,454)   (2,253,625)
---------------------------------------------------------------------------------------------------------
From Share Transactions:
Net proceeds from sales of shares                                               36,468,900    30,256,879
Proceeds from reorganizations                                                           --            --
Reinvestment of dividends and distributions                                      1,873,154     2,232,160
Cost of shares repurchased                                                     (67,865,169)   (4,073,379)
---------------------------------------------------------------------------------------------------------
     Net (decrease) increase in net assets resulting from share
        transactions                                                           (29,523,115)   28,415,660
---------------------------------------------------------------------------------------------------------
     Total (decrease) increase                                                 (28,725,230)   30,994,536
Net Assets:
Beginning of year                                                               87,614,539    24,507,742
---------------------------------------------------------------------------------------------------------
End of year                                                                    $58,889,309   $55,502,278
=========================================================================================================
Accumulated (distributions in excess of) undistributed net investment
   income                                                                      $    67,398   $    40,202
=========================================================================================================
Summary of Share Transactions:
   Shares sold                                                                   3,733,382     3,077,397
   Shares exchanged in reorganizations                                                  --            --
   Reinvestment of dividends and distributions                                     190,942       230,595
   Shares repurchased                                                           (6,950,294)     (411,156)
---------------------------------------------------------------------------------------------------------
Net (decrease) increase in shares outstanding                                   (3,025,970)    2,896,836
=========================================================================================================

The accompanying notes are an integral part of these financial statements.
                                                                   33

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements

October 31, 1996


--------------------------------------------------------------------------------
1.    Organization

      Goldman Sachs Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. Included in this report are the financial statements for the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income Fund, collectively, ("the Funds"). The Funds are diversified portfolios of the Trust offering three classes of shares - Institutional shares, Administration shares and Service shares. In addition, the GS Adjustable Rate Government Fund offers Class A shares.

2.    Significant Accounting Policies

      The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

      A.   Investment Valuation
      -------------------------

      Investments in mortgage backed, asset backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Other securities are valued based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

      B.   Security Transactions and Investment Income
      ------------------------------------------------

      Security transactions are recorded on trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the basis of interest accrued. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities, taking into account actual principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market premiums resulting from the purchase of long-term debt securities are amortized to interest income over the life of the security with a corresponding decrease in the cost basis of that security for GS Short Duration Tax-Free Fund. Market discounts and market premiums on debt securities, other than mortgage backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for GS Core Fixed Income Fund.

      C.   Mortgage Dollar Rolls
      --------------------------

      The Funds, with the exception of the GS Short Duration Tax-Free Fund, may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account, until the settlement date, cash or liquid, high-grade debt securities in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

      D.   Futures Contracts
      ----------------------

      The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices, currency exchange rates in the case of GS Core Fixed Income Fund or to seek to increase total return. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.

      Upon entering into a futures contract, a Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods as approved by the Board of Trustees.

      Certain risks may arise upon entering into futures contracts. The predominant risk is that the changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and may also result in a loss to the Funds.

      E.   Deferred Organization Expenses
      -----------------------------------

      Organization-related costs are being amortized on a straight-line basis over a period of five years.

      F.   Expenses
      -------------

      Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are allocated to the portfolios based on each portfolio's relative average net assets for the period.

      Shareholders of Administration shares and Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) which are directly attributable to such shares. For the GS Adjustable Rate Government Fund, shareholders of Class A shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares.

      G.   Federal Taxes
      ------------------

      It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

October 31, 1996


--------------------------------------------------------------------------------
      The characterization of distributions to shareholders for financial statement purposes as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depends on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

      At October 31, 1996, the Funds had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

                                                                   Years of
Fund                                           Amount             Expiration
--------------------------------------- ---------------------  -----------------
GS Adjustable Rate
   Government Fund                          $47,923,000             2000-2003
GS Short Duration Government
   Fund                                     $13,272,000             2002-2003
GS Short Duration Tax-Free
   Fund                                      $4,271,000             2002-2003
GS Core Fixed Income
   Fund                                         $77,000                2004

      These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

3.    Agreements

      Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment adviser for the GS Adjustable Rate Government and GS Short Duration Government Funds pursuant to Investment Advisory Agreements. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs, serves as the investment adviser for the GS Short Duration Tax-Free and GS Core Fixed Income Funds pursuant to Investment Advisory Agreements. Under the Investment Advisory Agreements, the adviser, subject to the general supervision of the Trust's Board of Trustees, manages the Funds' portfolios and provides for the administration of the Funds' other affairs. As compensation for the services rendered under the Investment Advisory Agreements and the assumption of the expenses related thereto, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to .40% of average daily net assets of GS Adjustable Rate Government, GS Short Duration Tax-Free and GS Core Fixed Income Funds and .50% of average daily net assets of GS Short Duration Government Fund. Until further notice, GSFM has voluntarily agreed not to impose .10% of its investment advisory fee for the GS Short Duration Government Fund. For the year ended October 31, 1996, investment advisory fees of approximately $103,000 were waived for the GS Short Duration Government Fund.

      The adviser has voluntarily agreed to limit certain of the Funds' expenses (excluding investment advisory fees, taxes, interest, brokerage, litigation, administrative and service share fees, indemnification and other extraordinary expenses and with respect to GS Adjustable Rate Government Class A shares, distribution and authorized dealer service fees) to the extent that such expenses exceed .05% per annum of each Fund's average daily net assets. For the year ended October 31, 1996, the amount of reimbursed expenses for the GS Adjustable Rate Government, GS Short Duration Government, GS Short Duration Tax-Free and GS Core Fixed Income Funds were approximately $387,000, $169,000, $238,000 and $233,000, respectively. The amounts reimbursable to the GS Adjustable Rate Government, GS Short Duration Government, GS Short Duration Tax-Free and the GS Core Fixed Income Funds at October 31, 1996 were approximately $29,000, $12,000, $31,000 and $19,000, respectively, and are included in "Other assets" in the accompanying Statements of Assets and Liabilities.

      Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement and receives no compensation in this capacity with the exception of GS Adjustable Rate Government Fund Class A shares. At October 31, 1996, Goldman Sachs retained approximately $79,000 of sales load related to Class A shares. Goldman Sachs also serves as Transfer Agent of the Funds for a fee.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The Trust, on behalf of the GS Adjustable Rate Government Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 for the Class A shares. Under the Plan, Goldman Sachs is entitled to receive a quarterly distribution fee equal, on an annual basis, to .25% of the average daily net assets of Class A shares. Currently, Goldman Sachs has agreed to voluntarily waive this distribution fee. Distribution fees waived for the period amounted to approximately $31,000.

      The Trust, on behalf of the GS Adjustable Rate Government Fund, has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. GS Adjustable Rate Government Fund pays a fee under the Service Plan equal, on an annual basis, to
 .25% of its average daily net assets attributable to Class A shares.

      For the year ended October 31, 1996, GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income Fund incurred commission expenses of approximately $108,000, $24,000, $1,000 and $4,000, respectively, in connection with futures contracts entered into with Goldman Sachs. At October 31, 1996, GS Adjustable Rate Government Fund had approximately $20,000, payable to Goldman Sachs related to variation margin on futures contracts. Approximately $5,000 relating to variation margin was due to the GS Core Fixed Income Fund from Goldman Sachs.

4.    Line of Credit Facility
      The Funds participate in a $100,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the federal funds rate. During the year ended October 31, 1996, the Funds did not have any borrowings under this facility.


5.    Investment Transactions
      Purchases and proceeds of sales or maturities of long-term securities for the year ended October 31, 1996, were as follows:


================================================================================
                            GS            GS           GS
                        Adjustable       Short        Short              GS
                           Rate        Duration      Duration        Core Fixed
                        Government    Government     Tax-Free          Income
                           Fund          Fund          Fund             Fund
--------------------------------------------------------------------------------
Purchases of U.S.
  Government and
  agency obligations   $319,204,368   $117,205,724      --          $227,149,602
--------------------------------------------------------------------------------
Purchases (excluding
  U.S. Government and
  agency obligations)       --             --      $101,504,852       41,015,852
--------------------------------------------------------------------------------
Sales or maturities of
  U.S. Government and
  agency obligations    370,448,093    113,784,637      --           251,512,185
--------------------------------------------------------------------------------
Sales or maturities
  (excluding U.S.
  Government and
  agency obligations)       --             --      128,041,004        19,684,141
--------------------------------------------------------------------------------


6.    Summary of Share Transactions

Share activity for the year ended October 31, 1996 is as follows:


Fund                                         Dollars               Shares
--------------------------------------------------------------------------------
GS Adjustable Rate Government Fund

Institutional Shares:
   Shares sold                             $391,363,204          39,981,299
   Reinvestment of dividends and
     distributions                           17,432,484           1,780,288
   Shares repurchased                      (456,776,795)        (46,666,343)
                                       ----------------------------------------
                                            (47,981,107)         (4,904,756)
                                       ----------------------------------------

Administration Shares:
   Shares sold                                1,457,872             148,981
   Reinvestment of dividends and
     distributions                               94,420               9,641
   Shares repurchased                        (1,356,764)           (138,609)
                                       ----------------------------------------
                                                195,528              20,013
                                       ----------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

October 31, 1996


--------------------------------------------------------------------------------------------
Fund:                                                       Dollars                 Shares
--------------------------------------------------------------------------------------------
Class A Shares:
   Shares sold                                          $  13,765,298              1,404,698
   Reinvestment of dividends and distributions                654,744                 66,854
   Shares repurchased                                     (18,974,355)            (1,936,518)
                                                       -------------------------------------
                                                           (4,554,313)              (464,966)
                                                       -------------------------------------
   Total                                                $ (52,339,892)            (5,349,709)
                                                       =====================================
GS Short Duration Government Fund
Institutional Shares:
   Shares sold                                          $  39,855,638              4,072,082
   Reinvestment of dividends and distributions              4,137,041                422,559
   Shares repurchased                                     (47,875,174)            (4,893,286)
                                                       -------------------------------------
                                                           (3,882,495)              (398,645)
                                                       -------------------------------------
Administration Shares:
   Shares sold                                                326,101                 33,251
   Reinvestment of dividends and distributions                  2,032                    207
   Shares repurchased                                         (77,312)                (7,921)
                                                       -------------------------------------
                                                              250,821                 25,537
                                                       -------------------------------------
Service Shares:
   Shares sold                                              1,837,702                188,134
   Reinvestment of dividends and distributions                 14,743                  1,508
   Shares repurchased                                         (40,626)                (4,150)
                                                       -------------------------------------
                                                            1,811,819                185,492
                                                       -------------------------------------
   Total                                                $  (1,819,855)              (187,616)
                                                       =====================================

GS Short Duration Tax-Free Fund
Institutional Shares:
   Shares sold                                          $  20,777,050              2,085,253
   Reinvestment of dividends and distributions              1,383,351                139,126
   Shares repurchased                                     (45,664,878)            (4,601,865)
                                                       -------------------------------------
                                                          (23,504,477)            (2,377,486)
                                                       -------------------------------------
Administration Shares:
   Shares sold                                                105,302                 10,672
   Reinvestment of dividends and distributions                  2,017                    203
   Shares repurchased                                        (105,478)               (10,644)
                                                       -------------------------------------
                                                                1,841                    231
                                                       -------------------------------------
Service Shares:
   Shares sold                                          $   1,366,332                137,557
   Reinvestment of dividends and distributions                 16,124                  1,621
   Shares repurchased                                      (1,148,044)              (115,450)
                                                       -------------------------------------
                                                              234,412                 23,728
                                                       -------------------------------------
   Total                                                $ (23,268,224)            (2,353,527)
                                                       =====================================
GS Core Fixed Income Fund
Institutional Shares:
   Shares sold                                          $  20,524,422              2,094,833
   Reinvestment of dividends and distributions              4,292,533                436,903
   Shares repurchased                                      (7,431,360)              (769,104)
                                                       -------------------------------------
                                                           17,385,595              1,762,632
                                                       -------------------------------------
Administration Shares:
   Shares sold                                              1,029,912                106,074
   Reinvestment of dividends and distributions                 17,883                  1,847
   Shares repurchased                                        (358,284)               (36,681)
                                                       -------------------------------------
                                                              689,511                 71,240
                                                       -------------------------------------
Service Shares:
   Shares sold                                                422,233                 43,525
   Reinvestment of dividends and distributions                  5,332                    549
   Shares repurchased                                         (50,931)                (5,292)
                                                       -------------------------------------
                                                              376,634                 38,782
                                                       -------------------------------------
   Total                                                $  18,451,740              1,872,654
                                                       =====================================

--------------------------------------------------------------------------------
Share activity for the year ended October 31, 1995 is as follows:

--------------------------------------------------------------------------------------------
Fund                                                       Dollars                Shares
--------------------------------------------------------------------------------------------
GS Adjustable Rate Government Fund
Institutional Shares:
   Shares sold                                          $ 445,293,934             45,635,666
   Shares exchanged in reorganization                      18,823,725              1,926,438
   Reinvestment of dividends and distributions             20,730,137              2,125,494
   Shares repurchased                                    (771,265,543)           (79,186,935)
                                                       -------------------------------------
                                                         (286,417,747)           (29,499,337)
                                                       -------------------------------------
Administration Shares:
   Shares sold                                                648,042                 66,628
   Shares exchanged in reorganization                       1,561,584                159,814
   Reinvestment of dividends and distributions                124,368                 12,743
   Shares repurchased                                      (5,731,937)              (588,307)
                                                       -------------------------------------
                                                           (3,397,943)              (349,122)
                                                       -------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Fund                                                       Dollars                 Shares
============================================================================================
Class A Shares:
   Shares sold                                             10,820,993              1,106,877
   Shares exchanged in reorganization                      17,208,471              1,756,917
   Reinvestment of dividends and distributions                419,180                 42,880
   Shares repurchased                                     (13,214,046)            (1,350,373)
                                                       -------------------------------------
                                                           15,234,598              1,556,301
                                                       -------------------------------------
   Total                                                $(274,581,092)           (28,292,158)
                                                       =====================================
GS Short Duration Government Fund
Institutional Shares:
   Shares sold                                          $  49,032,419              5,071,865
   Reinvestment of dividends and distributions              4,993,225                516,155
   Shares repurchased                                    (145,260,300)           (15,059,774)
                                                       -------------------------------------
                                                          (91,234,656)            (9,471,754)
                                                       -------------------------------------

Administration Shares:
   Shares sold                                                  1,604                    165
   Reinvestment of dividends and distributions                    218                     23
   Shares repurchased                                        (728,374)               (75,889)
                                                       -------------------------------------
                                                             (726,552)               (75,701)
                                                       -------------------------------------
   Total                                                $ (91,961,208)            (9,547,455)
                                                       =====================================

GS Short Duration Tax-Free Fund
Institutional Shares:
   Shares sold                                           $ 18,780,011              1,920,432
   Reinvestment of dividends and distributions              1,860,104                189,624
   Shares repurchased                                     (46,762,899)            (4,787,105)
                                                       -------------------------------------
                                                          (26,122,784)            (2,677,049)
                                                       -------------------------------------
Administration Shares:
   Shares sold                                                     --                     --
   Reinvestment of dividends and distributions                  2,483                    246
   Shares repurchased                                      (3,800,930)              (390,639)
                                                       -------------------------------------
                                                           (3,798,447)              (390,393)
                                                       -------------------------------------
Service Shares:
   Shares sold                                             17,688,889              1,812,950
   Reinvestment of dividends and distributions                 10,567                  1,072
   Shares repurchased                                     (17,301,340)            (1,772,550)
                                                       -------------------------------------
                                                              398,116                 41,472
                                                       -------------------------------------
   Total                                                 $(29,523,115)            (3,025,970)
                                                       =====================================

7.    Repurchase Agreements
--------------------------------------------------------------------------------
      During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank & Trust Co., the Fund's custodian, or at subcustodians. GSFM and GSAM monitor the market value of the underlying securities by pricing them daily.

8.    Joint Repurchase Agreement Account

      The Funds, together with other registered investment companies having advisory agreements with GSFM and GSAM or their affiliates, transfer uninvested cash balances into a joint account, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations and mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities. As of October 31, 1996, the GS Adjustable Rate Government, GS Short Duration Government and GS Core Fixed Income Funds had an .49%, .04% and .52%, respectively, undivided interest in the repurchase agreements in the following joint account which equaled $13,000,000, $1,000,000 and $13,900,000, respectively, in principal amount.
--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 1996


--------------------------------------------------------------------------------
     As of October 31, 1996, the repurchase agreement in the joint account along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

Principal              Interest             Maturity             Amortized
 Amount                  Rate                 Date                  Cost
================================================================================
Bear Stearns & Co., dated 10/31/96, repurchase price $700,108,500 (FNMA:
 $555,290,445, 5.5%--8.50%, 2.1.09-6/1/26; FHLMC: $165,859,789, 5.50%--8.50%,
 9/1/98--8/1/26)
$700,000,000             5.58%              11/01/96                $700,000,000
Lehman Brothers, Inc. dated 10/31/96, repurchase price $924,843,329 (U.S. Treasury
 Notes: $942,903,967, 4.38%--8.50%, 11/15/96--8/15/03)
 924,700,000             5.58               11/01/96                 924,700,000
Nomura Securities International, Inc. dated 10/31/96, repurchase price
 $700,108,500 (FNMA: $256,600,142, 5.50%--8.00%, 2/1/02-10/1/26; FHLMC:
 $464,523,981, 6.00%--9.00%, 9/1/1-10/1/26)
 700,000,000             5.58               11/01/96                 700,000,000
Smith Barney, Inc. dated 10/31/96, repurchase price $170,026,161 (U.S. Treasury
 Interest Only Stripped Securities: $11,653,277, 2/15/98--5/15/02; U.S. Treasury
 Notes: $85,997,728, 5.25%--7.75%, 5/15/97-10/15/06; U.S. Treasury Principal
 Only Stripped Securities: $33,993,571, 5/15/97--5/15/05; U.S. Treasury Bills:
 $41,756,285, 12/12/96--3/20/97)
 170,000,000             5.54               11/01/96                 170,000,000
Union Bank of Switzerland, Inc. dated 10/31/96, repurchase price
$175,026,979
 (Treasury Notes: $178,528,739, 6.88%--7.75%, 8/31/99-1/31/00)
 175,000,000             5.55               11/01/96                 175,000,000
--------------------------------------------------------------------------------
Total Joint Repurchase Agreement                                  $2,669,700,000
================================================================================

9.  Administration and Service Plans

    The Funds have adopted Administration and Service Plans. These plans allow for Administration shares and Service shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

10. Other Matters

    On April 28, 1995, the GS Adjustable Rate Government Fund acquired the assets of GS Government Agency Portfolio (For Financial Institutions) in exchange solely for (i) the issuance of Institutional shares and Administration shares of beneficial interest of the GS Adjustable Rate Government Fund and
(ii) the assumption by GS Adjustable Rate Government Fund of the liabilities of GS Government Agency Portfolio (For Financial Institutions). Following this transfer, GS Government Agency Portfolio (For Financial Institutions) was liquidated and GS Adjustable Rate Government Fund's Institutional and Administration shares were distributed to the former shareholders of GS Government Agency Portfolio (For Financial Institutions).

    The Reorganization was accomplished by a tax-free transfer of assets whereby each shareholder of GS Government Agency Portfolio (For Financial Institutions) received a number of full and fractional shares of GS Adjustable Rate Government Fund having a total net asset value of their shares of GS Government Agency Portfolio (For Financial Institutions) held on April 28, 1995. The net assets, including $370,489 of unrealized depreciation for the GS Government Agency Portfolio (For Financial Institutions), net asset values per share and shares outstanding as of April 28, 1995 were:

================================================================================
                           GS Government
                                Agency
                              Portfolio
                           (For Financial      GS Adjustable     GS Adjustable
                            Institutions      Rate Government   Rate Government
                                (Pre-           Fund (Pre-        Fund (Post-
                           Reorganization)    Reorganization)   Reorganization)
                           ---------------    ---------------   ---------------
Net Assets                   $20,385,309       $673,292,455      $693,677,764

Shares Outstanding
 Institutional Shares          1,912,506         68,506,367        70,432,805
 Administration Shares           158,661            401,122           560,936

Net Asset Value Per Share
 Institutional Shares               9.84               9.77              9.77
 Administration Shares              9.84               9.77              9.77
================================================================================

    On May 11, 1995, shareholders of the GS Adjustable Rate Mortgage Fund approved a Plan of Reorganization (the Plan) which was completed on May 12, 1995. Under the Plan, GS Adjustable Rate Mortgage Fund was reorganized as a separate class (Class A) of the GS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Adjustable Rate Government Fund. GS Adjustable Rate Mortgage Fund's assets were acquired by GS Adjustable Rate Government Fund in exchange solely for (i) the issuance of Class A shares of beneficial interest of GS Adjustable Rate Government Fund and (ii) the assumption by GS Adjustable Rate Government Fund of the liabilities of GS Adjustable Rate Mortgage Fund. Following this transfer, GS Adjustable Rate Mortgage Fund was liquidated and GS Adjustable Rate Government Fund Class A shares were distributed to the former shareholders of GS Adjustable Rate Mortgage Fund.

     The Reorganization was accomplished by a tax-free transfer of assets whereby each shareholder of GS Adjustable Rate Mortgage Fund received a number of Class A full and fractional shares of GS Adjustable Rate Government Fund having a total net asset value of their shares of GS Adjustable Rate Mortgage Fund held as of May 12, 1995. The net assets, including $45,684 of net unrealized depreciation for the GS Adjustable Rate Mortgage Fund, net asset values per share and shares outstanding as of May 12, 1995 were:
================================================================================

                        GS Adjustable
                        Rate Mortgage     GS Adjustable     GS Adjustable
                           Fund          Rate Government   Rate Government
                           (Pre-            Fund (Pre-       Fund (Post-
                       Reorganization)    Reorganization)   Reorganization)
                       ---------------    ---------------   ---------------
Net Assets               $17,208,471        $727,300,372      $744,508,843

Shares Outstanding
 Institutional Shares             --          73,743,084        73,743,084
 Administration Shares            --             561,352           561,352
 Class A Shares            3,552,167                  --         1,756,917

Net Asset Value Per Share
 Institutions Shares              --                9.79              9.79
 Administration Shares            --                9.79              9.79
 Class A Shares                 4.84                  --              9.79

================================================================================

     The total amount of capital loss carryforward brought on to the books of the GS Adjustable Rate Government Fund due to these reorganization was approximately $3,154,000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     As of October 31, 1996, the Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was beneficial owner of approximately 29% of the outstanding shares of the GS Short Duration Government Fund.

11. Certain Reclassifications
     In accordance with Statement of Position 93-2, the GS Adjustable Rate Government Fund, GS Short Duration Tax-Free Fund, and GS Core Fixed Income Fund have reclassified $20,849, $36,587, $22,735, and $24,162, respectively, from paid-in capital to accumulated undistributed net investment income. These reclassifications have no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.

--------------------------------------------------------------------------------

Goldman Sachs Trust
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


--------------------------------------------------------------------------------

                               Income (loss) from investment operations                          Distributions to shareholders
                    =================================================================== ============================================
                                              Net realized    Net realized
                                             and unrealized  and unrealized    Total                     From net
                                               gain (loss)     gain (loss)     income                  realized gain
                      Net asset              on investment,    on foreign      (loss)                  on investment,    In excess
                      value at      Net        option and       currency        from       From net       option          of net
                      beginning  investment      futures        related      investment   investment    and futures     investment
                      of period   income      transactions    transactions   operations     income      transactions      income
                    ================================================================================================================

                                                GS ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended October 31,
=======================================
1996-Institutional
     Shares............   $9.77   $0.5759(a)    $0.0772(a)        --          $0.6531     $ (0.5725)         --       $ (0.0206)
1996-Administration
     Shares............    9.77    0.5489(a)     0.0797(a)        --           0.6286       (0.5489)         --         (0.0198)
1996-Class A
     Shares............    9.77    0.5481(a)     0.0806(a)        --           0.6287       (0.5489)         --         (0.0198)

1995-Institutional
     Shares............    9.74    0.5630(a)     0.0717(a)        --           0.6347       (0.5759)         --         (0.0287)
1995-Administration
     Shares............    9.74    0.5366(a)     0.0737(a)        --           0.6103       (0.5528)         --         (0.0275)
1995-Class A
     Shares(c).........    9.79    0.2721(a)    (0.0090)(a)       --           0.2631       (0.2697)         --         (0.0134)

1994-Institutional
     Shares............   10.00    0.4341(a)    (0.2455)(a)       --           0.1886       (0.4486)         --          --
1994-Administration
     Shares............   10.00    0.4211(a)    (0.2572)(a)       --           0.1639       (0.4239)         --          --

1993-Institutional
     Shares............   10.04    0.4397       (0.0376)(d)       --           0.4021       (0.4397)         --         (0.0024)
1993-Administration
     Shares(e).........   10.02    0.2146       (0.0173)(d)       --           0.1973       (0.2146)         --         (0.0027)

1992-Institutional
     Shares............   10.03    0.5599       (0.0029)(d)       --           0.5570       (0.5470)         --          --

For the Period July 17, 1991(g) through October 31,
===================================================
1991-Institutional
     Shares............   10.00    0.1531        0.0322(d)        --           0.1853       (0.1553)         --          --

                            Distributions to shareholders
                      =========================================
                          In excess of
                          net realized                                   Net
                            gain on                                    increase                              Ratio of
                           investment,      From         Total        (decrease)    Net asset                  net
                           option and       paid     distributions      in net      value at                 expenses
                            futures          in           to            asset        end of      Total      to average
                          transactions    capital    shareholders       value        period     return(k)   net assets
                      ==============================================================================================================

                                                   GS ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended October 31,
=======================================
1996-Institutional
     Shares............     --            --          $(0.5931)        $0.0600        $9.83        6.86%       0.45%
1996-Administration
     Shares............     --            --           (0.5687)         0.0600         9.83        6.60        0.70
1996-Class A
     Shares............     --            --           (0.5687)         0.0600         9.83        6.60        0.70

1995-Institutional
     Shares............     --            --           (0.6046)         0.0301        9.77        6.75        0.46
1995-Administration
     Shares............     --            --           (0.5803)         0.0300        9.77        6.48        0.71
1995-Class A
     Shares(c).........     --            --           (0.2831)        (0.0200)       9.77        2.74(f)     0.69(b)

1994-Institutional
     Shares............     --            --           (0.4486)        (0.2600)       9.74        1.88        0.46
1994-Administration
     Shares............     --            --           (0.4239)        (0.2600)       9.74        1.63        0.71

1993-Institutional
     Shares............     --            --           (0.4421)        (0.0400)      10.00        4.13        0.45
1993-Administration
     Shares(e).........     --            --           (0.2173)        (0.0200)      10.00        2.01(f)     0.70(b)

1992-Institutional
     Shares............     --            --           (0.5470)         0.0100       10.04        6.12        0.42

For the Period July 17, 1991(g) through October 31,
===================================================
1991-Institutional
     Shares............     --            --           (0.1553)         0.0300       10.03        2.14(f)     0.20(b)

                                                                         Ratios assuming
                                                                       no voluntary waiver
                                                                           of fees or
                                                                       expense limitations
                                                                  =============================
                          Ratio of                                                 Ratio of
                             net                         Net                         net
                         investment                    assets                     investment
                           income                      at end       Ratio of        income
                           (loss)       Portfolio        of         expenses        (loss)
                         to average      turnover      period      to average     to average
                         net assets      rate(d)      (in 000s)    net assets     net assets
                        ========================================================================

                                        GS ADJUSTABLE RATE GOVERNMENT FUND
                        ------------------------------------------------------------------------

For the Year Ended October 31,
=======================================
1996-Institutional
     Shares............    5.85%        52.36%        $613,149       0.51%          5.79%
1996-Administration
     Shares............    5.59         52.36            3,792       0.76           5.53
1996-Class A
     Shares............    5.59         52.36           10,728       1.01           5.28

1995-Institutional
     Shares............    5.77         24.12          657,358       0.53           5.70
1995-Administration
     Shares............    5.50         24.12            3,572       0.78           5.43
1995-Class A
     Shares(c).........    5.87(b)      24.12           15,203       1.01(b)        5.55(b)

1994-Institutional
     Shares............    4.38         37.81          942,523       0.49           4.35
1994-Administration
     Shares............    4.27         37.81            6,960       0.74           4.24

1993-Institutional
     Shares............    4.36        103.74        2,760,871       0.48           4.33
1993-Administration
     Shares(e).........    3.81(b)     103.74            5,326       0.73(b)        3.78(b)

1992-Institutional
     Shares............    5.61        286.40        2,145,064       0.55           5.48


For the Period July 17, 1991(g) through October 31,
===================================================
1991-Institutional
     Shares............    7.31(b)     145.67(b)       239,642       1.02(b)        6.49(b)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
-------------------------------------------------------------------------------
Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period


------------------------------------------------------------------------------------------------------------------------------------
                                      Income (loss) from investment operations                  Distributions to shareholders
                                ----------------------------------------------------------  ----------------------------------------
                                                Net realized     Net realized
                                               and unrealized   and unrealized     Total                     From net
                                                 gain (loss)      gain (loss)      income                  realized gain
                     Net asset                  on investment,    on foreign       (loss)                  on investment,
                     value at        Net          option and       currency         from       From net       option
                     beginning    investment       futures          related      investment   investment    and futures
                     of period      income      transactions      transactions   operations     income      transactions
                 -------------------------------------------------------------------------------------------------------------------

                                                      GS SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended October 31,
-------------------------------------------------------
1996-Institutional
   Shares ...........  $9.82         $0.6290/(a)/   $0.0136/(a)/      --           $0.6426      $(0.6326)         --
1996-Administration
   Shares/(h)/ ......   9.86          0.3837/(a)/    0.0003/(a)/      --            0.3840       (0.3940)         --
1996-Service
   Shares/(i)/ ......   9.72          0.3134/(a)/    0.1018/(a)/      --            0.4152       (0.3152)         --

1995-Institutional
   Shares ...........   9.64          0.6652/(a)/    0.1666/(a)/      --            0.8318       (0.6518)         --
1995-Administration
   Shares ...........   9.64          0.2384/(a)/   (0.0433)/(a)/     --            0.1951       (0.2051)         --

1994-Institutional
   Shares ...........  10.14          0.5628/(a)/   (0.4592)/(a)/     --            0.1036       (0.5598)      (0.0438)
1994-Administration
   Shares ...........  10.14          0.5329/(a)/   (0.4539)/(a)/     --            0.0790       (0.5352)      (0.0438)

1993-Institutional
   Shares ...........  10.16          0.5627        (0.0135)/(d)/     --            0.5492       (0.5627)         --
1993-Administration
   Shares/(e)/ ......  10.23          0.2725        (0.0900)/(d)/     --            0.1825       (0.2725)         --

1992-Institutional
   Shares ...........  10.22          0.6703        (0.0600)/(d)      --            0.6103       (0.6703)         --

1991-Institutional
   Shares ...........  10.00          0.8020         0.2200/(d)/      --            1.0220       (0.8020)         --

1990-Institutional
   Shares ...........  10.07          0.8300         (0.0700)/(d)     --            0.7600       (0.8300)         --

1989-Institutional
   Shares ...........  10.10          0.8800          --              --            0.8800       (0.8800)         --

For the Period August 15, 1988/(g)/ through October 31,
-------------------------------------------------------
1988-Institutional
   Shares ...........  10.00          0.1800          0.1000/(d)/     --            0.2800       (0.1800)         --


                                                        In excess of
                                                        net realized                                      Net
                                                           gain on                                      increase
                                          In excess      investment,       From         Total          (decrease)   Net asset
                                            of net       option and        paid      distributions      in net       value at
                                          investment      futures           in           to              asset        end of
                                            income      transactions      capital    shareholders        value        period
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended October 31,
1996-Institutional
   Shares ............                       --             --              --        $(0.6326)         $0.0100       $9.83
1996-Administration
   Shares/(h)/ .......                       --             --              --         (0.3940)         (0.0100)       9.85
1996-Service
   Shares/(i)/ .......                       --             --              --         (0.3152)          0.1000        9.82

1995-Institutional
   Shares ............                       --             --              --         (0.6518)          0.1800        9.82
1995-Administration
   Shares ............                       --             --              --         (0.2051)         (0.0100)       9.63/(h)/

1994-Institutional
   Shares ............                       --             --              --         (0.6036)         (0.5000)       9.64
1994-Administration
   Shares ............                       --             --              --         (0.5790)         (0.5000)       9.64

1993-Institutional
   Shares ............                     (0.0065)         --              --         (0.5692)         (0.0200)      10.14
1993-Administration
   Shares/(e)/ .......                       --             --              --         (0.2725)         (0.9000)      10.14

1992-Institutional
   Shares ............                       --             --              --         (0.6703)         (0.0600)      10.16

1991-Institutional
   Shares ............                       --             --              --         (0.8020)          0.2200       10.22

1990-Institutional
   Shares ............                       --             --              --         (0.8300)         (0.0700)      10.00

1989-Institutional
   Shares ............                       --             --            (0.0300)     (0.9100)         (0.0300)      10.07

For the Period August 15, 1988/(g)/ through October 31,
-------------------------------------------------------
1988-Institutional
   Shares ............                       --             --              --         (0.1800)          0.1000       10.10

                                                                                                         Ratios assuming
                                                                                                        not voluntary waiver
                                                                                                            of fees or
                                                                                                        expense limitations
                                                                                                     --------------------------
                                                            Ratio of                                                Ratio of
                                                              net                         Net                         net
                                            Ratio of       investment                    assets                    investment
                                               net           income                      at end       Ratio of       income
                                             expenses        (loss)       Portfolio        of         expenses       (loss)
                              Total         to average     to average     turnover       period      to average    to average
                            return/(k)/     net assets     net assets      rate/(d)/    (in 000s)    net assets    net assets
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended October 31,
1996-Institutional
   Shares ............        6.75%           0.45%           6.44%         115.45%      $99,944       0.71%         6.18%
1996-Administration
   Shares/(h)/ .......        4.00/(f)/       0.70%/(b)/      5.97/(b)/     115.45           252       0.96/(b)/     5.71/(b)/
1996-Service
   Shares/(i)/ .......        4.35/(f)/       0.95/(b)/       6.05/(b)      115.45         1,822       1.21/(b)/     5.79/(b)/

1995-Institutional
   Shares ............        8.97            0.45            6.87          292.56       103,760       0.72          6.60
1995-Administration
   Shares ............        2.10            0.70/(b)/       7.91/(b)/     292.56            --       0.90/(b)/     7.71/(b)/

1994-Institutional
   Shares ............        0.99            0.45            5.69          289.79       193,095       0.59          5.55
1994-Administration
   Shares ............        0.73            0.70            5.38          289.79           730       0.84          5.24

1993-Institutional
   Shares ............        5.55            0.45            5.46          411.66       359,708       0.64          5.31
1993-Administration
   Shares/(e)/ .......        1.74            0.70/(b)/       4.84/(b)/     411.66        16,490       0.80/(b)/     4.74/(b)/

1992-Institutional
   Shares ............        6.24            0.45            6.60          216.07       277,927       0.69          6.36

1991-Institutional
   Shares ............       10.93            0.45            8.25          155.44       158,948       0.79          7.91

1990-Institutional
   Shares ............        8.23            0.45            8.62          173.21        68,995       0.95          8.12

1989-Institutional
   Shares ............        9.03            0.46            8.71          137.37        31,015       1.39          7.78

For the Period August 15, 1988/(g)/ through October 31,
-------------------------------------------------------
1988-Institutional
   Shares ............        3.30/(f)/       0.55/(b)/       8.55/(b)/     167.00/(b)/   39,052       1.42/(b)/     7.68/(b)/
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Financial Highlights   (continued)
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------


                                                   Income (loss) from investment operations         Distributions to shareholders
                                                ================================================ ===================================
                                                               Net realized   Net realized
                                                              and unrealized  and unrealized   Total                    From net
                                                               gain (loss)     gain (loss)     income                 realized gain
                                     Net asset                on investment,   on foreign      (loss)                 on investment,
                                      value at       Net        option and      currency        from       From net      option
                                     beginning   investment      futures         related     investment   investment   and futures
                                     of period     income      transactions   transactions   operations     income    transactions
                                     ===============================================================================================


                                                  GS SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended October 31,
---------------------------------------------------
1996-Institutional Shares...........   $9.94    $0.4192/(a)/     $0.0200/(a)/        --       $0.4392      $(0.4192)        --
1996-Administration Shares..........    9.94     0.3944/(a)/      0.0200/(a)/        --        0.4144       (0.3944)        --
1996-Service Shares.................    9.95     0.3697/(a)/      0.0200/(a)/        --        0.3897       (0.3697)        --

1995-Institutional Shares...........    9.79     0.4235/(a)/      0.1500/(a)/        --        0.5735       (0.4235)        --
1995-Administration Shares..........    9.79     0.3989/(a)/      0.1500/(a)/        --        0.5489       (0.3989)        --
1995-Service Shares.................    9.79     0.3744/(a)/      0.1600/(a)/        --        0.5344       (0.3744)        --

1994-Institutional Shares...........   10.23     0.3787/(a)/     (0.3575)/(a)/       --        0.0212       (0.3787)     (0.0825)
1994-Administration Shares..........   10.23     0.3537/(a)/     (0.3575)/(a)/       --       (0.0038)      (0.3537)     (0.0825)
1994-Service Shares/(j)/............    9.86     0.0475/(a)/     (0.0700)/(a)/       --       (0.0225)      (0.0475)        --

1993-Institutional Shares...........    9.93     0.3834           0.3000/(d)/        --        0.6834       (0.3834)        --
1993-Administration Shares/(j)/.....   10.16     0.1555           0.0720/(d)/        --        0.2275       (0.1555)        --

For the Period October 1, 1992/(g)/ through October 31,
----------------------------------------------------
1992-Institutional Shares...........   10.00     0.0341          (0.0700)/(d)/       --       (0.0359)      (0.0341)        --


                                    Distributions to shareholders
                                  ==================================
                                               In excess of
                                               net realized                              Net
                                                  gain on                              increase                          Ratio of
                                   In excess    investment,    From        Total      (decrease)  Net asset                 net
                                     of net     option and     paid    distributions    in net    value at               expenses
                                   investment     futures       in          to          asset      end of     Total     to average
                                     income    transactions   capital  shareholders     value      period   return/(k)/  net assets
                                  ==================================================================================================


                                                         GS SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended October 31,
====================================================
1996-Institutional Shares...........   --         --          --     $(0.4192)      $0.0300       $9.96       4.50%       0.45%
1996-Administration Shares..........   --         --          --      (0.3944)       0.0300        9.96       4.24        0.70
1996-Service Shares.................   --         --          --      (0.3697)       0.0200        9.97       3.98        0.95

1995-Institutional Shares...........   --         --          --      (0.4235)       0.1500        9.94       5.98        0.45
1995-Administration Shares..........   --         --          --      (0.3989)       0.1500        9.94       5.76        0.70
1995-Service Shares.................   --         --          --      (0.3744)       0.1600        9.95       5.59        0.95

1994-Institutional Shares...........   --         --          --      (0.4612)      (0.4400)       9.79       0.17        0.45
1994-Administration Shares..........   --         --          --      (0.4362)      (0.4400)       9.79      (0.11)       0.70
1994-Service Shares/(j)/............   --         --          --      (0.0475)      (0.0700)       9.79      (0.32)/(f)/  0.95/(b)/

1993-Institutional Shares...........   --         --          --      (0.3834)       0.3000       10.23       7.03        0.41
1993-Administration Shares/(j)/.....   --         --          --      (0.1555)       0.0720       10.23       2.28/(f)/   0.70/(b)/

For the Period October 1, 1992/(g)/ through October 31,
-----------------------------------------------------
1992-Institutional Shares...........   --         --          --      (0.0341)      (0.0700)       9.93      (0.34)/(f)/  0.05/(b)/








                                                                   Ratios assuming
                                                                 no voluntary waiver
                                                                     of fees or
                                                                 expense limitations
                                                          ==================================
                                    Ratio of                                      Ratio of
                                       net                   Net                    net
                                   investment               assets               investment
                                     income                 at end    Ratio of     income
                                     (loss)     Portfolio     of      expenses     (loss)
                                   to average   turnover    period   to average  to average
                                   net assets    rate/(d)/  (in 000s)  net assets  net assets
                                  ==========================================================


                                         GS SHORT DURATION TAX-FREE FUND
--------------------------------------------------------------------------------------------

For the Year Ended October 31,
---------------------------------------------------
1996-Institutional Shares...........  4.21%      231.65%    $34,814      1.01%      3.65%
1996-Administration Shares..........  3.96       231.65          48      1.26       3.40
1996-Service Shares.................  3.74       231.65         695      1.51       3.18

1995-Institutional Shares...........  4.31       259.52      58,389      0.77       3.99
1995-Administration Shares..........  4.14       259.52          46      1.02       3.82
1995-Service Shares.................  3.87       259.52         454      1.27       3.55

1994-Institutional Shares...........  3.74       354.00      83,704      0.61       3.58
1994-Administration Shares..........  3.51       354.00       3,866      0.86       3.35
1994-Service Shares/(j)/............  4.30/(b)/  354.00         440      1.11/(b)/  4.14/(b)/

1993-Institutional Shares...........  3.70       404.60     115,803      1.06       3.05
1993-Administration Shares/(j)/.....  3.32/(b)/  404.60         911      1.07/(b)/  2.95/(b)/

For the Period October 1, 1992/(g)/ through October 31,
-----------------------------------------------------
1992-Institutional Shares...........  4.58/(b)/   31.19/(f)/ 14,601      2.68/(b)/  1.95/(b)/



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust
--------------------------------------------------------------------------------
Financial Highlights   (continued)
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                                                   Income (loss) from investment operations           Distributions to shareholders

                                                ----------------------------------------------------- ------------------------------
                                                                              Net realized
                                                               Net realized        and                                  From net
                                                              and unrealized   unrealized      Total                  realized gain
                                                               gain (loss)     gain (loss)     income                      on
                                     Net asset                on investment,   on foreign      (loss)                  investment,
                                      value at       Net        option and      currency        from       From net      option
                                     beginning   investment      futures         related     investment   investment   and futures
                                     of period     income      transactions   transactions   operations     income    transactions
                                     -----------------------------------------------------------------------------------------------

                                                     GS CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended October 31,
----------------------------------------------------
1996-Institutional Shares...........  $10.00       $0.6448     $(0.0704)             --       $0.5744      $(0.6438)     $(0.0806)
1996-Administrative Shares(l).......    9.91        0.4083      (0.0703)             --        0.3380       (0.4080)            --
1996-Service Shares(l)..............    9.77        0.3756       0.0898              --        0.4654       (0.3754)            --

1995-Institutional Shares...........    9.24        0.6423       0.7610              --        1.4033       (0.6433)            --

For the Period January 5, 1994(g)through October 31,
----------------------------------------------------
1994-Institutional Shares...........   10.00        0.4648      (0.7617)             --       (0.2969)      (0.4648)            --


                                             Distributions to shareholders
                                  ---------------------------------------------------
                                               In excess of
                                               net realized                              Net
                                                  gain on                              increase                          Ratio of
                                   In excess    investment,    From        Total      (decrease)  Net asset                 net
                                     of net     option and     paid    distributions    in net    value at               expenses
                                   investment     futures       in          to          asset      end of      Total    to average
                                     income    transactions   capital  shareholders     value      period    return(k)  net assets
                                  --------------------------------------------------------------------------------------------------

                                                                 GS CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended October 31,
----------------------------------------------------
1996-Institutional Shares...........   --          --            --     $(0.7244)    $(0.1500)      $9.85        5.98%       0.45%
1996-Administrative Shares(l).......   --          --            --      (0.4080)     (0.0700)       9.84        3.56(f)     0.70(b)
1996-Service Shares(l)..............   --          --            --      (0.3754)      0.0900        9.86        4.90(f)     0.95(b)

1995-Institutional Shares...........   --          --            --      (0.6433)      0.7600       10.00        15.72       0.45


For the Period January 5, 1994(g)through October 31,
----------------------------------------------------
1994-Institutional Shares...........   --          --            --      (0.4648)     (0.7617)       9.24        (3.00)      0.45(b)


                                                                         Ratios assuming
                                                                       no voluntary waiver
                                                                           of fees or
                                                                       expense limitations
                                                                    -------------------------
                                    Ratio of                                      Ratio of
                                       net                   Net                    net
                                   investment               assets               investment
                                     income                 at end    Ratio of     income
                                     (loss)     Portfolio     of      expenses     (loss)
                                   to average   turnover    period   to average  to average
                                   net assets    rate(d)  (in 000s)  net assets  net assets
                                 ------------------------------------------------------------

                                              GS CORE FIXED INCOME FUND
---------------------------------------------------------------------------------------------
For the Year Ended October 31,
----------------------------------------------------
1996-Institutional Shares...........    6.51%    414.20%    $72,061        0.83%       6.13%
1996-Administrative Shares(l).......    6.41(b)  414.20         702        1.08(b)     6.03(b)
1996-Service Shares(l)..............    6.37(b)  414.20         381        1.33(b)     5.99(b)

1995-Institutional Shares...........    6.56     383.26      55,502        0.96        6.05

For the Period January 5, 1994(g)through October 31,
----------------------------------------------------
1994-Institutional Shares...........    6.48(b)   288.25     24,508        1.46(b)     5.47(b)

------------------
(a)Calculated based on the average shares outstanding methodology.
(b)Annualized.
(c)Class A share activity commenced on May 15, 1995.
(d)Includes the effect of mortgage dollar roll transactions.
(e)Administration share activity commenced on April 15, 1993.
(f)Not annualized.
(g)Commencement of operations.
(h)GS Short Duration Government Fund Administration shares were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.
(i)Service share activity commenced on April 10, 1996.
(j)Administration and service share activity commenced on May 20, 1993 and September 20, 1994 respectively.
(k)Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and not sales charges. For Class A shares only, total return would be reduced if a sales charge were taken into account.
(l)Administration and Service share activity commenced on February 28, 1996 and March 13, 1996 respectively.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants

--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income Fund:

   We have audited the accompanying statements of assets and liabilities of the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income Fund (portfolios of Goldman Sachs Trust, a Massachusetts Business Trust) including the statements of investments, as of October 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund and GS Core Fixed Income Fund as of October 31, 1996, the results of their operations and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP

Boston, Massachusetts
December 12, 1996

--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

                                APPENDIX A



       The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

 . The performance of various types of securities (taxable money market funds, U.S. Treasury securities, adjustable rate mortgage securities, government securities, municipal bonds) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

 . Volatility of total return of various market indices (i.e. Lehman Government Bond Index, S&P 500, IBC/Donoghue's Money Fund Average/ All Taxable Index) over varying periods of time.

 . Credit Ratings of domestic government bonds in various countries

 . Price volatility comparisons of types of securities over different periods of time.

 . Price and yield comparisons of a particular security over different periods of time.

   In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

                                      1-A

                                  APPENDIX B
                                   CORE FUND
                              GLOBAL INCOME FUND

                        DESCRIPTION OF BOND RATINGS/1/

                        MOODY'S INVESTORS SERVICE, INC.


 Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

 A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

 Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

/1/ The rating systems described herein are believed to be the most recent rating systems available from Moody's Investors Service, Inc. and Standard & Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to secureities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratiings indicated do not necessarily represent ratings which will be given to these securities on the date of a Fund's fiscal year end.

                                      1-B

 Moody's also provides credit ratings for commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

                   STANDARD & POOR'S RATINGS GROUP

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

 S&P's top ratings for notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A plus sign (+) is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

 Commercial paper rated A by S&P is regarded as having the greatest capacity for timely payment. Commercial paper rated A-1 is described as having an overwhelming or very strong degree of safety regarding timely payment. Commercial Paper rated A-2 by Standard & Poor's is described as having a strong degree of safety regarding timely payment.


                   FITCH INVESTORS SERVICE, CORP.

Bond Ratings
------------

 The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the

                                      2-B
political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA: Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

 Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA Category covering 12-36 months.

Investment Grade Short-Term Ratings
-----------------------------------

 Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                                      3-B

                          DUFF & PHELPS
                          -------------

Commercial Paper/Certificates of Deposits
-----------------------------------------
Category 1:  Top Grade

Duff 1 plus:     Highest certainty of timely payment.  Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

Notes: Bonds which are unrated may expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated bonds. The Fund is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

                 Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.


             Description of Municipal Securities Ratings
             -------------------------------------------

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various Municipal Securities. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields while Municipal Securities of the same maturity and coupon with different ratings may have the same yield.

         Description of Ratings of State and Municipal Bonds
         ---------------------------------------------------

                   MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      4-B

Aa:    Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A:     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:   Bonds which are rated Baa are considered medium-grade obligations, i.e.
they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

 Should no rating be assigned, the reason may be one of the following:

1.     An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a manner of policy.

3.     There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

 Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgement to be formed; if a bond is called for redemption; or for other reasons.

NOTE:Those bonds in the Aa and A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1 and Baa 1.

                                      5-B

                   STANDARD & POOR'S RATINGS GROUP

 AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

 AA:   Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

       A:    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB: Debt rated BBB is regarding as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-) for ratings from AA to CCC may be used to show relative standing within the major rating categories.



         Description of Ratings of State and Municipal Notes
         ---------------------------------------------------

                   MOODY'S INVESTORS SERVICE, INC.

 Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG-2    - This designation denotes high quality. Margins of
protection are ample although not so large as in the preceding group.

                   STANDARD & POOR'S RATINGS GROUP

 A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes

                                      6-B
maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

 - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

 - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                Description of Ratings of State and Municipal
                               Commercial Paper
                 ---------------------------------------------

                   MOODY'S INVESTORS SERVICE, INC.

 Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

 "PRIME-1" - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

       -     Leading market positions in well established industries.

       -     High rates of return on funds employed.

       - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                      7-B

       - Well established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                   STANDARD & POOR'S RATINGS GROUP

       A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

              Description of Ratings of Preferred Stock
              -----------------------------------------

                   MOODY'S INVESTORS SERVICE, INC.

       Moody's utilizes a variation of its bond-rating symbols in the quality ranking of preferred stocks because of the fundamental differences between preferred stock and bonds. Preferred stock occupies a junior position to bonds within a particular capital structure and such securities are rated within the universe of preferred stocks.

     aaa:    An issue which is rated "aaa" is considered to be a
top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa:     An issue which is rated "aa" is considered a high-grade
preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a:      An issue rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification,

                                      8-B
earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

                   STANDARD & POOR'S RATINGS GROUP

       A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt of the same issuer.

The preferred stock ratings are based on the following considerations:

- Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

-      Nature of, and provisions of, the issue; and

- Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA: This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates and extremely strong capacity to pay the preferred stock obligations.

     AA:   A preferred stock issue rated AA also qualifies as a
high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A:    An issue rated A is backed by a sound capacity to pay the
preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                      9-B

                               APPENDIX C



BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide. The following are three of our 14 business principles.

OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

INTEGRITY AND HONESTY ARE AT THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-C

GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.


 .     Privately owned and ranked among Wall Street's best capitalized firms, with partners capital and subordinated liabilities of over $5.3 billion as of November 29, 1996.

 .     Thirty-three offices worldwide where professionals focus on identifying financial opportunities.

 .     The number one underwriter of all international equity issues for
      1993, 1994, and 1995*

 .     Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1995).

 .     The number one lead manager of U.S. common stock offerings from 1989-
      1996.*




*     Source: Securities Data Corporation. Ranking excludes REITS, Trusts and
      -----------------------------------
      Rights.


                                      2-C

GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865        End of Civil War

1869        Marcus Goldman opens Goldman Sachs for business

1890        Dow Jones Industrial Average first published

1896        Goldman Sachs joins New York Stock Exchange

1906        Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956 Goldman Sachs co-manages Ford's public offering, the largest to date

1972        Dow Jones Industrial Average breaks 1000

1986        Goldman Sachs takes Microsoft public

1991 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico


1995        Dow Jones Industrial Average breaks 4000

1996        Goldman Sachs takes Deutsche Telekom public

            Dow Jones Industrial Average breaks 6000

1997        Dow Jones Industrial Average breaks 7000

                                      3-C

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

(a) Financial Statements

        Included in the Prospectus:

        Financial Highlights for the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund for the periods ended October 31, 1996 (audited).

        Financial Highlights for the GS Adjustable Rate Government Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund and Goldman Sachs Global Income Fund for the periods ended October 31, 1996 (audited).

Incorporated by Reference in the Statement of Additional
Information:

        Report of Independent Public Accountants.

        Statement of Investments for the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund as of October 31, 1996 (audited).

        Statement of Investments for the GS Adjustable Rate Government Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund and Goldman Sachs Global Income Fund as of October 31, 1996 (audited).

        Statement of Assets and Liabilities for the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund as of October 31, 1996 (audited).

        Statement of Assets and Liabilities for the GS Adjustable Rate Government Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund and Goldman Sachs Global Income Fund as of October 31, 1996 (audited).

        Statement of Operations for the GS Adjustable Rate
        Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and

        Goldman Sachs Global Income Fund for the fiscal year ended October 31, 1996 (audited).

        Statement of Operations for the GS Adjustable Rate Government Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund and Goldman Sachs Global Income Fund for the fiscal year ended October 31, 1996 (audited).

        Statements of Changes in Net Assets for the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund for the fiscal year ended October 31, 1996 (audited).

        Statements of Changes in Net Assets for the GS Adjustable Rate Government Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund and Goldman Sachs Global Income Fund for the fiscal year ended October 31, 1996 (audited).

        Financial Highlights for the GS Adjustable Rate Government Fund, GS Short Duration Government Fund, GS Short Duration Tax-Free Fund, GS Core Fixed Income Fund and Goldman Sachs Global Income Fund for the periods ended October 31, 1996 (audited).

        Financial Highlights for the GS Adjustable Rate Government Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund and Goldman Sachs Global Income Fund for the periods ended October 31, 1996 (audited).

        Notes to Financial Statements.

(b) Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 to such Registration Statement (Reference B), or to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), or to Post-Effective Amendment No. 2 to such Registration Statement (Reference
D), or to Post-Effective Amendment No. 4 to such Registration Statement (Reference F), or to Post-Effective Amendment No. 12 to such Registration Statement (Reference M), or to Post-Effective Amendment No. 16 to such Registration Statement (Reference Q) or to Post-Effective Amendment No. 17 to such Registration Statement (Reference R), or to Post-Effective Amendment No. 19 to such Registration Statement (Reference T), or to Post-Effective Amendment No. 20 to such Registration Statement (Reference U), or to Post-Effective Amendment No. 21 to such

Registration Statement (Reference V), or to Post-Effective Amendment No. 24 to such Registration Statement (Reference Y), or to Post-Effective Amendment No. 25 to such Registration Statement (Reference Z), to Post-Effective Amendment No. 26 to such Registration Statement (Accession No. 0000950130-95-002856), to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931) or to Post-Effective Amendment No. 29 to such Registration Statement (Accession No.0000950130-97-000573).

        1(a). Amendment No. 2 to the Agreement and Declaration of Trust of the Registrant. (Reference B)

        1(b). Amendment to the Agreement and Declaration of Trust of the Registrant. (Reference G)

        1(c).  Amended and Restated Agreement and Declaration of
               Trust.  (Reference I).

        1(d). Amendment to the Amended and Restated Declaration of Trust of the Registrant dated August 19, 1992.
               (Reference K)

        1(e).  Amendment to Amended and Restated Agreement and
               Declaration of Trust. (Reference L)

        1(f). Amendment to the Amended and Restated Agreement and Declaration of Trust (Reference S)

        1(g). Agreement and Declaration of Trust on behalf of Delaware business trust. (Accession No.
               0000950130-97-000573)

        2.     By-laws of the Registrant.  (Reference B)

        2(a).  By-laws of the Registrant on behalf of Delaware
               business trust (Accession No. 0000950130-97-
               000573)

        5(a). Advisory Agreement between Registrant on behalf of GS Short-Term Government Agency Fund and Goldman,
               Sachs & Co.  (Reference P)

        5(b). Advisory Agreement between Registrant on behalf of Goldman Sachs Global Income Fund and Goldman Sachs
               Asset Management.  (Reference P)

        5(c). Subadvisory Agreement between Registrant on behalf of Goldman Sachs Global Income Fund and Goldman
               Sachs Asset Management International Limited.
               (Reference P)

        5(d). Advisory Agreement between Registrant on behalf of GS Adjustable Rate Government Agency Fund and
               Goldman Sachs Asset Management.  (Reference P)

        5(e). Advisory Agreement between Registrant on behalf of GS Short Duration Tax-Free Fund and Goldman, Sachs
               & Co.  (Reference P)

        5(g). Advisory Agreement between Registrant on behalf of Goldman Sachs Government Income Fund and Goldman
               Sachs Asset Management.  (Reference P)

        5(i). Advisory Agreement between Registrant on behalf of Goldman Sachs Municipal Income Fund and Goldman
               Sachs Asset Management.  (Reference P)

        5(h).  Administration Agreement between the Registrant on
               behalf of Goldman Sachs Municipal Income Fund and
               Goldman Sachs Asset Management.   (Reference P)

        5(k).  Administration Agreement between Registrant on
               behalf of Goldman Sachs Global Income Fund and
               Goldman Sachs Asset Management.   (Reference P)

        5(m).  Administration Agreement between Registrant on
               behalf of Goldman Sachs Government Income Fund and
               Goldman Sachs Asset Management.   (Reference P)

        5(n). Advisory Agreement between Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset
               Management.  (Reference T)

        5(o). Form of Management Agreements on behalf of Delaware business trust (Accesssion No.
               0000950130-97-000573)

        6(a).  Distribution Agreement between Registrant and
               Goldman, Sachs & Co.  (Reference P)

        8(a).  Custodian Agreement between Registrant and State
               Street Bank and Trust Company.   (Reference P)

        8(b). Form of Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The
               Northern Trust Company. (Reference B)

        8(c). Fee schedule relating to the Custodian Agreement between Registrant and State Street Bank and Trust
               Company. (Reference C)

        8(d). Form of Letter Agreement between Registrant and State Street Bank and Trust pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Reference C)

        8(g).  Form of Amendment dated August, 1989 to the Wiring
               Agreement among State Street Bank and Trust
               Company, Goldman, Sachs & Co. and The Northern
               Trust Company relating to the indemnification of The Northern Trust Company. (Reference D)

        10.    Opinion of Counsel (filed with 24f-2)

        13.    Subscription Agreement with Goldman, Sachs & Co.
               (Reference B)

        15(a). Distribution Plan pursuant to Rule 12b-1 for
               Goldman Sachs Municipal Income Fund. (Reference P)

        15(c). Distribution Plan pursuant to Rule 12b-1 for
               Goldman Sachs Government Income Fund (Reference O)

        15(d). Distribution Plan pursuant to Rule 12b-1 for
               Goldman Sachs Global Income Fund. (Reference O)

        15(f). Distribution Plan Pursuant to Rule 12b-1 for GS
               Adjustable Rate Government Agency Fund-Class A
               Shares.  (Reference Y)

        15(h). Administration Plan and Service Plan of the Trust.
               (Reference X)

        17(a). Transfer Agency Agreement between Registrant and
               Goldman, Sachs & Co.  (Reference P)

        17(b). Fee schedule relating to the Transfer Agency
               Agreement between Registrant and Goldman, Sachs &
               Co. (Reference B)

        17(c). Power of Attorney of Ms. Beck. (Reference N)

        17(d). Powers of Attorney of Messrs. Armellino, Bakhru,
               Mayo, Nagel, Shuch, Smart, Springer, Strubel,
               Gilman, Hopkins, Mosior, Richman, Mmes. Mucker and
               Taylor. (Reference O)

        17(e). Power of Attorney Messr. Ford. (Reference W)

        18. Form of Plan entered into by Registrant pursuant to Rule 18f-3 (Reference Z).

        27.    Financial Data Schedules (Accession No. 0000
               950130-96-004931).

The following exhibits relating to Goldman Sachs Trust are filed herewith electronically pursuant to EDGAR rules:

        11.    Consent of Arthur Andersen.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------

                                                              Number of
Title of Class                                             Record Holders
--------------                                             --------------

GS Short Duration Government Fund
   Institutional Shares                                          340
   Administration Shares                                          21
   Service Shares                                                  1
   Class A                                                         0
   Class B                                                         0
GS Adjustable Rate Government Fund
   Institutional Shares                                          466
   Administration Shares                                          17
   Service Shares                                                  0
   Class A Shares                                                365
GS Short Duration Tax-Free Fund
   Institutional Shares                                          147
   Administration Shares                                           3
   Service Shares                                                  0
   Class A                                                         0
   Class B                                                         0
GS Core Fixed Income Fund
   Institutional Shares                                          144
   Administration Shares                                          19
   Service Shares                                                  1
   Class A                                                         0
   Class B                                                         0
Goldman Sachs Global Income Fund
   Institutional Shares                                           34
   Service Shares                                                  4
   Class A Shares                                              2,493
   Class B Shares                                                 42
Goldman Sachs Government Income Fund
   Class A Shares                                                728
   Class B Shares                                                 35
Goldman Sachs Municipal Income Fund
   Class A Shares                                              1,533
   Class B Shares                                                 19

Treasury Obligations Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Treasury Instruments Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Federal Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Government Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Prime Obligations Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
   ILA Class B Units                                               0
Money Market Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Tax-Exempt Diversified Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Tax-Exempt California Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Tax-Exempt New York Portfolio
   ILA Units                                                       0
   ILA Administration Units                                        0
   ILA Service Units                                               0
Financial Square Treasury Obligations Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Financial Square Prime Obligations Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Financial Square Government Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0

Financial Square Money Market Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Financial Square Tax-Free Money Market Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Financial Square Municipal Money Market Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Financial Square Money Market Plus Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Financial Square Treasury Instruments Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Financial Square Federal Fund
   FST Shares                                                      0
   FST Administration Shares                                       0
   FST Service Shares                                              0
   FST Preferred Shares                                            0
Goldman Sachs Capital Growth Fund Shares
   Class A                                                         0
   Class B                                                         0
Goldman Sachs CORE U.S. Equity Fund Shares
   Class A                                                         0
   Class B                                                         0
   Institutional Class                                             0
Goldman Sachs Small Cap Equity Fund Shares
   Class A                                                         0
   Class B                                                         0
Goldman Sachs International Equity Fund Shares
   Class A                                                         0
   Class B                                                         0
   Institutional Class                                             0
   Service Class                                                   0
Goldman Sachs Growth and Income Fund Shares
   Class A                                                         0
   Class B                                                         0
   Institutional Class                                             0
   Service Class                                                   0
Goldman Sachs Asia Growth Fund Shares
   Class A                                                         0

   Class B                                                         0
   Institutional Class                                             0
   Service Class                                                   0
Goldman Sachs Balanced Fund Shares
   Class A                                                         0
   Class B                                                         0
Goldman Sachs Mid-Cap Equity Fund
   Institutional Shares                                            0
   Service Shares                                                  0
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                                         0
   Class B                                                         0
   Institutional                                                   0
   Service                                                         0
Goldman Sachs Growth Fund
   Class A                                                         0
   Class B                                                         0
   Institutional                                                   0
   Service                                                         0
Goldman Sachs Emerging Markets Equity Fund
   Class A                                                         0
   Class B                                                         0
   Institutional                                                   0
   Service                                                         0

(Information supplied as of January 31, 1997)

ITEM 27. INDEMNIFICATION
         ---------------

Article VI of the Registrant's Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Registrant's trustees and officers under certain circumstances. A copy of each Amended and Restated Agreement and Declaration of Trust is filed as Exhibit 1(f) in Post Effective Amendment No. 7 (Reference I).

Paragraph 7 of the Advisory Agreement dated March 28, 1988 between the Registrant on behalf of GS Short-Term Government Agency Fund and Goldman, Sachs & Co., paragraph 7 of the Advisory Agreement dated as of July 15, 1991 between the Registrant on behalf of Goldman Sachs Global Income Fund and Goldman Sachs Asset Management, paragraph 7 of the Advisory Agreement dated as of July 15, 1991 between GS Adjustable Rate Government Agency Fund and Goldman Sachs Asset Management, and paragraph 7 of the Advisory Agreement dated September 25, 1992 between the Registrant on behalf of GS Short Duration Tax-Free Fund and Goldman Sachs & Co., paragraph 7 of the Advisory Agreement dated November 23, 1993 between the Registrant on behalf of GS Government Agency Portfolio and Goldman, Sachs & Co., paragraph 7 of the Advisory Agreement dated February 1, 1993 between the Registrant on behalf of each of GS Adjustable Rate Mortgage Fund and Goldman Sachs Government Income Fund and Goldman Sachs Asset Management and paragraph 7 of the Advisory Agreement dated July 16, 1993 between the Registrant on behalf of Goldman Sachs Municipal Income Fund and Goldman Sachs Asset Management and paragraph 7 of the Advisory Agreement between the Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset Management and paragraph 7 of the Advisory Agreement dated October 27, 1993 between the registrant on behalf of each of Goldman Sachs California Municipal Income Fund and Goldman Sachs New York Municipal Income Fund and Goldman Sachs Asset Management, provide for indemnification of Goldman, Sachs & Co., Goldman Sachs Asset Management or, in lieu thereof, contribution by the Registrant under certain circumstances. Copies of such Agreements were filed as Exhibits 5(a),
(b), (d), (e), (f), (g), (h), (i), (n), (o), and (p), respectively, to
Registrant's Registration Statement.

Article III of the Declaration of Trust of Goldman Sachs Trust, the Delaware business trust, provides for indemnification of the Trustees, offices and agents of the Trust, subject to certain limitations. The Declaration of Trust was filed as Exhibit 1(g).

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the party of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Advisory Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its wilful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Advisory Agreement. The Management Agreements were filed as Exhibit 5(o).

Section XI of the Distribution Agreement and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6(a) and 17(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801- 37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Goldman Money Market Trust, Trust for Credit Unions and for shares of Goldman Sachs Trust and Goldman Sachs Equity Portfolios, Inc. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter. None of the members of the executive committee holds a position or office with the Registrant.

                        GOLDMAN SACHS MANAGING DIRECTORS

        Name and Principal
        Business Address                Position
        ------------------              --------

        Jon S. Corzine (1)              Chief Executive Officer
        Robert J. Hurst (1)             Managing Director
        Henry M. Paulson, Jr. (1)       Chief Operating Officer
        John A. Thain (1)(3)            Chief Financial Officer
        John L. Thornton (3)            Managing Director
        Roy J. Zuckerberg (2)           Managing Director

        -----------------------

(1)     85 Broad Street, New York, NY 10004
(2)     One New York Plaza, New York, NY 10004
(3)     Peterborough Court, 133 Fleet Street, London EC4A 2BB,
        England

 (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------

The Amended and Restated Agreement and Declaration of Trust, Bylaws and minute books of the Registrant are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York,
New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

ITEM 31. MANAGEMENT SERVICES
         -------------------

The Custodian Agreement between State Street Bank and Trust Company and Registrant provides for State Street Bank and Trust Company to act as custodian and to maintain certain accounting records for Registrant. Remuneration is based on a minimum fixed dollar charge per annum and the Funds' average daily net assets (such remuneration being subject to adjustment on the basis of the amount of the Funds' uninvested cash) and on the number of portfolio transactions. Such Agreement together with the related letter and other agreements and amendments pertaining thereto, referred to under Item 24(b) are hereby incorporated by reference.

ITEM 32.  UNDERTAKINGS
          ------------

(a) The Funds Annual Reports contain performance information and are available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 21st day of February, 1997.

                                    GOLDMAN SACHS TRUST

                                    By: /s/ Michael J. Richman
                                       --------------------------
                                        Michael J. Richman
                                        Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME                     TITLE                    DATE
----                     -----                    ----

*Douglas C. Grip         President and Trustee    February 21, 1997
-----------------------
 Douglas C. Grip

*Scott M. Gilman         Principal Accounting     February 21, 1997
-----------------------  Officer And Principal
 Scott M. Gilman         Financial Officer

*David B. Ford           Trustee                  February 21, 1997
-----------------------
 David B. Ford

*Ashok N. Bakhru         Trustee                  February 21, 1997
-----------------------
 Ashok N. Bakhru

*Alan A. Shuch           Trustee                  February 21, 1997
-----------------------
 Alan A. Shuch

*Jackson W. Smart        Trustee                  February 21, 1997
-----------------------
 Jackson W. Smart, Jr.

*William H. Springer     Trustee                  February 21, 1997
-----------------------
 William H. Springer

NAME                     TITLE                    DATE
----                     -----                    ----

*Richard P. Strubel      Trustee                  February 21, 1997
-----------------------
 Richard P. Strubel

*By: /s/ Michael J. Richman                       February 21, 1997
   --------------------
   Michael J. Richman,
   Attorney-In-Fact

* Pursuant to a power of attorney previously filed.

                                INDEX TO EXHIBITS
                                -----------------

Exhibit
-------

11.     Consent of Arthur Andersen.